TABLE OF CONTENTS

SEPARATE ACCOUNT A

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-6
Statements of Operations.	SA-26
Statements of Changes in Net Assets	SA-46
Notes to Financial Statements	SA-86
Report of Independent Registered Public Accounting Firm	SA-118

SEPARATE ACCOUNT A
INVESTMENTS
DECEMBER 31, 2024

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2024; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2024, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Bond Plus Class I *	28,982	$287,442	$294,025	$3,967
Core Income Class I *	4,407,385	54,276,794	21,018,620	9,616,029
Diversified Bond Class I *	16,259,214	166,329,877	20,628,246	29,295,279
Floating Rate Income Class I *	10,705,679	178,527,485	45,007,845	56,786,141
Floating Rate Income Class P *	160,332	2,736,212	951,921	652,883
High Yield Bond Class I *	11,670,452	124,415,230	20,078,109	38,937,282
Inflation Managed Class I *	11,105,307	137,160,695	10,426,380	30,533,089
Intermediate Bond Class I *	4,131,886	38,747,052	21,829,925	5,183,956
Managed Bond Class I *	20,769,625	288,411,109	36,267,153	44,881,592
Short Duration Bond Class I *	25,933,249	291,379,010	51,550,895	66,997,275
Emerging Markets Debt Class I *	932,108	12,369,664	2,842,244	3,648,552
Dividend Growth Class I *	11,918,872	504,917,423	73,691,758	90,260,266
Equity Index Class I *	13,557,206	2,070,648,270	462,529,536	363,847,397
Focused Growth Class I *	4,251,928	313,241,352	79,476,424	61,174,506
Growth Class I *	6,318,667	504,032,890	86,027,915	91,543,945
Hedged Equity Class I *	26,260,533	347,343,968	119,878,219	45,985,338
Hedged Equity Class P *	354,575	4,724,492	1,732,085	214,650
Large-Cap Core Class I *	3,766,014	323,333,059	47,856,001	56,187,219
Large-Cap Growth Class I *	10,440,584	301,289,878	52,796,563	82,908,903
Large-Cap Plus Bond Alpha Class I *	380	3,910	7,773	3,836
Large-Cap Value Class I *	6,259,466	249,424,137	36,226,389	52,997,740
Mid-Cap Growth Class I *	10,656,913	290,040,345	52,147,583	56,620,803
Mid-Cap Plus Bond Alpha Class I *	6,757,403	253,381,186	45,989,397	45,857,693
Mid-Cap Value Class I *	4,197,637	136,989,035	34,343,129	26,355,971
QQQ® Plus Bond Alpha Class I *	257,682	2,668,459	2,739,715	4,746
Small-Cap Equity Class I *	2,031,952	66,236,104	14,754,348	18,832,404
Small-Cap Growth Class I *	4,461,027	127,191,937	19,641,056	23,156,266
Small-Cap Index Class I *	8,292,197	297,769,003	87,759,523	72,321,593
Small-Cap Plus Bond Alpha Class I *	4,961	50,355	51,022	28
Small-Cap Value Class I *	3,563,520	104,324,341	15,976,668	28,691,139
Value Class I *	6,874,716	152,920,189	9,640,315	31,447,406
Value Advantage Class I *	3,034,755	90,750,976	15,112,310	19,465,913
Emerging Markets Class I *	7,431,391	131,891,037	22,277,371	34,245,873
International Equity Plus Bond Alpha Class I *	1,478	14,335	17,555	3,093
International Growth Class I *	922,023	8,761,216	5,876,838	838,388
International Large-Cap Class I *	16,929,697	243,328,532	22,395,200	41,364,060
International Small-Cap Class I *	2,609,890	33,361,203	4,837,469	7,458,421
International Value Class I *	6,882,541	121,044,027	17,585,476	23,929,458
Health Sciences Class I *	3,829,153	251,212,557	27,497,330	61,327,133
Real Estate Class I *	2,761,925	99,665,662	9,225,687	25,031,802
Technology Class I *	13,651,918	304,781,425	69,961,169	76,190,653
ESG Diversified Class I *	2,296,964	26,625,260	6,219,396	3,372,900
ESG Diversified Class P *	7,775	90,786	92,252	201
ESG Diversified Growth Class I *	331,429	3,677,655	2,314,105	347,769
ESG Diversified Growth Class P *	4,890	54,567	319,922	331,953
PSF Avantis Balanced Allocation Class D *	15,842,980	289,374,932	19,843,469	65,464,767
PSF Avantis Balanced Allocation Class P *	107,136	1,982,543	86,212	219,898
Pacific Dynamix - Conservative Growth Class I *	18,644,907	401,449,801	24,507,221	84,397,878
Pacific Dynamix - Conservative Growth Class P *	55,485	1,207,078	4,268	388,726
Pacific Dynamix - Moderate Growth Class I *	73,239,291	2,220,678,790	116,684,088	399,344,340
Pacific Dynamix - Moderate Growth Class P *	61,073	1,871,184	934,052	36,222
Pacific Dynamix - Growth Class I *	44,521,438	1,629,886,164	68,932,724	253,202,284
Pacific Dynamix - Growth Class P *	104,964	3,882,798	222,831	640,685

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A
INVESTMENTS (Continued)
DECEMBER 31, 2024

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Pacific Dynamix - Aggressive Growth Class I *	357,137	$3,989,008	$3,913,413	$40,862
Portfolio Optimization Conservative Class I *	56,365,894	866,011,858	75,511,470	233,351,895
Portfolio Optimization Moderate-Conservative Class I *	70,409,476	1,283,055,822	25,196,134	249,160,443
Portfolio Optimization Moderate Class I *	278,283,749	5,965,859,529	46,154,679	1,057,352,761
Portfolio Optimization Growth Class I *	231,060,934	5,534,349,308	23,855,359	920,672,209
Portfolio Optimization Aggressive-Growth Class I *	48,762,932	1,252,399,827	16,875,952	200,590,720
Invesco Oppenheimer V.I. International Growth Series I	81,095	149,216	148,754	1,567
Invesco Oppenheimer V.I. International Growth Series II	10,515,428	20,610,240	6,813,686	4,368,987
Invesco® V.I. American Value Series I	61,368	1,083,754	1,134,404	78,737
Invesco® V.I. Balanced-Risk Allocation Series I	37,773	319,939	416,405	184,791
Invesco® V.I. Balanced-Risk Allocation Series II	28,234,987	233,503,344	30,703,647	50,372,525
Invesco® V.I. Discovery Mid Cap Growth Series I *	2,578	201,159	108,531	45,328
Invesco® V.I. Equity and Income Series II	3,584,629	62,121,626	13,864,456	9,224,672
Invesco® V.I. EQV International Equity Series I	14,501	486,058	512,236	1,471
Invesco® V.I. Global Real Estate Series II	633,467	8,266,739	2,349,469	2,532,223
Invesco® V.I. Global Series II	619,548	23,951,738	8,434,681	10,439,039
Invesco® V.I. Main Street Small Cap Fund® Series I	39,160	1,145,437	664,951	57,623
Invesco® V.I. Nasdaq 100 Buffer - December Series I	14,703	145,411	77,264	1,839
Invesco® V.I. Nasdaq 100 Buffer - December Series II	1,135,018	11,145,877	8,120,788	2,395,131
Invesco® V.I. Nasdaq 100 Buffer - June Series I	48,907	581,015	356,421	6,795
Invesco® V.I. Nasdaq 100 Buffer - June Series II	975,154	11,487,314	8,119,754	1,514,444
Invesco® V.I. Nasdaq 100 Buffer - March Series I	7,964	79,085	145,635	114,400
Invesco® V.I. Nasdaq 100 Buffer - March Series II	883,856	8,697,143	5,454,699	3,367,886
Invesco® V.I. Nasdaq 100 Buffer - September Series I	5,359	58,415	43,362	146
Invesco® V.I. Nasdaq 100 Buffer - September Series II	1,006,340	10,868,476	7,455,824	1,865,511
Invesco® V.I. S&P 500 Buffer - December Series I	46,703	542,223	591,607	427,336
Invesco® V.I. S&P 500 Buffer - December Series II	2,670,609	30,765,418	17,762,946	7,298,792
Invesco® V.I. S&P 500 Buffer - June Series I	113,296	1,459,249	279,616	420,342
Invesco® V.I. S&P 500 Buffer - June Series II	3,120,059	39,905,557	25,128,607	12,492,175
Invesco® V.I. S&P 500 Buffer - March Series I	5,890	67,799	171,747	114,149
Invesco® V.I. S&P 500 Buffer - March Series II	2,595,178	29,662,879	24,660,208	11,808,960
Invesco® V.I. S&P 500 Buffer - September Series I	41,497	470,987	45,728	10,219
Invesco® V.I. S&P 500 Buffer - September Series II	4,456,671	50,137,551	33,954,971	16,662,316
Invesco® V.I. Technology Series I	86,822	2,066,363	1,185,101	431,908
American Funds IS American High-Income Trust Class 4	7,502,913	75,554,338	35,178,365	14,547,654
American Funds IS Asset Allocation Class 1	537,212	13,989,010	7,365,673	960,717
American Funds IS Asset Allocation Class 4	152,065,567	3,863,986,056	737,729,904	668,939,854
American Funds IS Capital Income Builder® Class 1	128,677	1,594,303	649,302	126,339
American Funds IS Capital Income Builder® Class 4	11,069,998	136,825,181	25,146,246	22,581,187
American Funds IS Capital World Bond Class 1	54,611	525,907	395,750	50,324
American Funds IS Capital World Bond Class 4	2,648,563	24,817,035	6,319,537	3,654,146
American Funds IS Capital World Growth and Income Class 1	119,894	1,861,949	1,267,496	85,737
American Funds IS Capital World Growth and Income Class 4	6,140,461	92,598,146	21,120,869	15,101,175
American Funds IS Global Balanced Class 4	6,071,718	76,867,944	12,621,262	13,510,115
American Funds IS Global Growth Class 1	87,945	3,246,049	1,191,762	173,123
American Funds IS Global Growth Class 4	5,621,068	201,964,966	51,731,112	31,866,513
American Funds IS Global Small Capitalization Class 4	2,933,518	49,899,147	13,304,104	6,587,838
American Funds IS Growth Class 1	96,644	12,319,163	7,923,614	2,086,905
American Funds IS Growth Class 4	9,071,401	1,110,158,060	321,176,277	223,600,595
American Funds IS Growth-Income Class 1	74,010	5,150,325	2,523,729	1,073,978
American Funds IS Growth-Income Class 4	9,398,113	630,989,281	138,331,635	94,249,170
American Funds IS International Class 1	87,944	1,568,914	1,085,992	64,391
American Funds IS International Class 4	5,264,747	91,922,491	16,384,243	16,798,510
American Funds IS International Growth and Income Class 1	76,334	777,847	530,426	66,024
American Funds IS International Growth and Income Class 4	5,752,677	56,031,073	9,840,610	9,902,767
American Funds IS Managed Risk Asset Allocation Class P1	265,842	3,509,108	826,557	145,988
American Funds IS Managed Risk Asset Allocation Class P2	14,512,067	185,464,221	25,365,652	32,270,755

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A
INVESTMENTS (Continued)
DECEMBER 31, 2024

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
American Funds IS New World Fund® Class 1	153,637	$4,097,510	$2,505,860	$243,561
American Funds IS New World Fund® Class 4	2,994,441	78,154,899	15,315,825	12,516,476
American Funds IS The Bond Fund of America Class 1	990,889	9,185,539	5,749,146	277,956
American Funds IS The Bond Fund of America Class 4	21,083,688	191,229,049	66,761,765	27,406,579
American Funds IS U.S. Government Securities Class 1	362,026	3,471,830	1,467,814	58,732
American Funds IS U.S. Government Securities Class 4	5,844,758	55,174,512	17,637,223	15,634,929
American Funds IS Washington Mutual Investors Class 1	296,070	4,991,746	2,716,363	472,838
American Funds IS Washington Mutual Investors Class 4	18,996,224	310,398,299	80,961,169	42,144,808
BlackRock® 60/40 Target Allocation ETF V.I. Class I	21,940,581	299,488,928	99,368,332	40,169,266
BlackRock® Capital Appreciation V.I. Class III	5,703,070	39,864,460	16,339,627	9,415,549
BlackRock® Equity Dividend V.I. Class I	252,772	2,669,270	1,982,678	191,803
BlackRock® Global Allocation V.I. Class I	92,460	1,523,745	424,073	52,510
BlackRock® Global Allocation V.I. Class III	84,112,980	1,084,216,313	128,254,816	217,543,095
BlackRock® High Yield V.I. Class I	284,270	1,964,304	896,271	291,806
BlackRock® S&P 500 Index V.I. Class I	145,008	5,083,995	3,411,569	819,560
BlackRock® Small Cap Index V.I. Class I	672,268	7,919,316	3,223,746	657,225
BlackRock® Total Return V.I. Class I	295,761	2,933,952	1,742,993	863,513
DFA VA Equity Allocation Institutional Class	89,789	1,424,054	1,157,455	67,321
DFA VA Global Bond Institutional Class	104,260	1,015,495	676,309	236,157
DFA VA Global Moderate Allocation Institutional Class	302,489	4,945,701	3,740,974	316,695
DFA VA International Small Institutional Class	125,744	1,457,372	928,282	51,121
DFA VA International Value Institutional Class	362,529	4,948,519	3,256,267	168,733
DFA VA Short-Term Fixed Institutional Class	596,136	6,003,091	2,657,233	536,274
DFA VA US Large Value Institutional Class	282,312	9,189,266	5,062,607	476,418
DFA VA US Targeted Value Institutional Class	211,375	4,770,732	2,824,888	211,579
Fidelity® VIP Consumer Discretionary Initial Class	1,926	79,958	58,643	3,811
Fidelity® VIP Contrafund® Initial Class	136,910	7,932,542	5,719,075	1,176,433
Fidelity® VIP Contrafund® Service Class 2	10,257,001	569,263,543	246,833,054	95,303,810
Fidelity® VIP Emerging Markets Initial Class	202,200	2,321,258	1,064,144	131,303
Fidelity® VIP Energy Initial Class	75,816	1,909,803	615,106	210,134
Fidelity® VIP Extended Market Index Initial Class	309,381	4,439,611	1,949,933	1,012,665
Fidelity® VIP FundsManager® 60% Investor Class	32,183,900	335,034,395	99,313,716	3,363,120
Fidelity® VIP FundsManager® 60% Service Class 2	40,120,930	416,054,047	42,861,624	70,664,695
Fidelity® VIP Government Money Market Initial Class	24,580,022	24,580,022	28,791,491	23,704,828
Fidelity® VIP Government Money Market Service Class	515,058,964	515,058,922	433,323,186	420,174,076
Fidelity® VIP Growth Opportunities Initial Class *	20,794	1,725,931	750,070	136,998
Fidelity® VIP Index 500 Initial Class	18,084	10,299,098	4,315,413	1,807,742
Fidelity® VIP Investment Grade Bond Initial Class	557,298	6,119,132	4,325,625	1,900,052
Fidelity® VIP Strategic Income Service Class 2	9,131,416	96,519,068	30,717,331	23,612,767
Fidelity® VIP Value Strategies Initial Class	156,106	2,421,206	1,722,090	458,061
First Trust Dorsey Wright Tactical Core Class I	3,067,245	39,138,044	7,629,578	9,185,854
First Trust/Dow Jones Dividend & Income Allocation Class I	40,936,034	555,911,344	55,122,581	114,876,909
Franklin Allocation VIP Class 2	4,523,970	23,705,603	2,161,650	3,430,119
Franklin Allocation VIP Class 4	41,662,318	227,059,632	20,007,577	46,333,186
Franklin Income VIP Class 1	78,170	1,181,932	817,650	12,837
Franklin Income VIP Class 2	5,511,506	79,145,220	39,849,214	21,188,120
Franklin Mutual Global Discovery VIP Class 2	7,901,956	138,600,302	20,831,660	27,667,264
Franklin Mutual Shares VIP Class 1	10,846	182,641	112,972	109,663
Franklin Rising Dividends VIP Class 1	110,283	3,255,559	1,848,111	270,641
Franklin Rising Dividends VIP Class 2	8,957,241	251,519,319	50,031,517	45,979,550
Franklin Small Cap Value VIP Class 1	71,020	1,088,022	819,417	35,151
Franklin Small-Mid Cap Growth VIP Class 1 *	85,934	1,631,888	744,511	197,745
Franklin Strategic Income VIP Class 1	223,153	2,086,484	1,554,667	318,451
Templeton Foreign VIP Class 1	7,377	103,869	65,978	103,799
Templeton Global Bond VIP Class 1 *	30,317	365,626	60,450	31,441
Templeton Global Bond VIP Class 2 *	3,912,736	44,526,934	7,743,221	11,561,883

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A
INVESTMENTS (Continued)
DECEMBER 31, 2024

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Goldman Sachs VIT Large Cap Value Institutional Shares	23,280	$200,676	$196,544	$78,086
Goldman Sachs VIT Mid Cap Value Institutional Shares	30,492	514,395	330,387	92,827
Goldman Sachs VIT Strategic Growth Institutional Shares	44,814	689,684	93,175	20,780
Goldman Sachs VIT Trends Driven Allocation Institutional Shares	2,880	35,684	27,325	130,478
Janus Henderson Balanced Institutional Shares	81,354	4,166,935	2,270,244	529,430
Janus Henderson Balanced Service Shares	112,568,345	6,122,592,277	591,634,968	886,023,271
Janus Henderson Enterprise Institutional Shares	22,109	1,861,094	948,125	85,893
Janus Henderson Flexible Bond Service Shares	3,101,779	33,716,342	10,462,852	7,280,031
LVIP American Century Inflation Protection Standard Class II	37,555	345,053	376,858	18,293
LVIP American Century MidCap Value Standard Class II	27,723	544,953	414,875	613,564
LVIP American Century MidCap Value Service Class	4,439,442	87,363,775	17,412,061	26,692,476
LVIP JPMorgan Core Bond Standard Class	346,472	3,329,598	1,688,714	101,421
LVIP JPMorgan Mid Cap Value Standard Class	19,572	190,745	95,347	67,296
LVIP JPMorgan U.S. Equity Standard Class	1,190	52,927	34,942	471
Western Asset Core Plus VIT Class I	404,308	1,827,474	2,112,634	2,425,292
Lord Abbett Bond Debenture Class VC	13,862,050	144,165,325	30,082,117	21,168,508
Lord Abbett Total Return Class VC	16,293,419	226,315,586	28,099,731	32,499,161
Macquarie VIP Asset Strategy Series Service Class	5,504,748	51,139,105	27,090,104	8,580,342
Macquarie VIP Energy Series Service Class	8,810,185	41,231,667	15,670,721	18,347,125
MFS® International Growth - Initial Class	113,589	1,793,565	463,121	93,346
MFS® Massachusetts Investors Growth Stock - Service Class	2,943,410	68,669,745	7,501,617	13,280,753
MFS® New Discovery Series - Initial Class *	81,107	1,120,084	299,321	64,530
MFS® Total Return Series - Service Class	18,897,618	427,842,072	63,891,505	78,309,925
MFS® Utilities Series - Initial Class	26,411	903,782	716,000	71,877
MFS® Utilities Series - Service Class	1,684,185	56,285,475	13,233,678	17,041,749
MFS® Value Series - Initial Class	66,191	1,431,709	592,872	77,079
MFS® Value Series - Service Class	3,488,042	73,283,763	8,617,502	11,771,621
TOPS® Aggressive Growth ETF Class 1	26,963	565,958	125,485	25,268
TOPS® Balanced ETF Class 1	10,840	158,592	4,052	2,546
TOPS® Conservative ETF Class 1	25,749	331,391	177,780	121,884
TOPS® Growth ETF Class 1	37,124	753,980	228,425	9,026
TOPS® Managed Risk Balanced ETF Class 1	46,647	652,125	20,534	9,135
TOPS® Managed Risk Growth ETF Class 1	50,997	654,796	430,556	4,686
TOPS® Managed Risk Moderate Growth ETF Class 1	19,593	247,655	245,032	2,302
TOPS® Moderate Growth ETF Class 1	5,188	79,476	62,519	395
PIMCO CommodityRealReturn® Strategy - Advisor Class	3,027,557	16,833,216	4,820,087	7,063,016
PIMCO Emerging Markets Bond - Institutional Class	35,951	382,517	366,604	162,952
PIMCO Income - Advisor Class	7,338,883	72,581,557	48,001,335	17,529,983
PIMCO Long-Term U.S. Government - Institutional Class	127,183	924,618	842,846	352,429
PIMCO Low Duration - Institutional Class	558,831	5,387,127	2,023,669	203,765
PIMCO Total Return - Institutional Class	659,894	5,965,441	3,901,872	352,440
Schwab S&P 500 Index	780,553	67,478,815	22,012,376	4,625,357
Schwab VIT Balanced	3,767,262	53,683,486	7,005,320	15,240,818
Schwab VIT Balanced with Growth	7,845,490	132,588,788	8,308,918	17,643,939
Schwab VIT Growth	7,360,664	146,109,183	5,832,769	22,202,684
State Street Total Return V.I.S. Class 3	1,460,158	22,880,677	5,681,406	273,444,688
T. Rowe Price Blue Chip Growth - I	40,546	2,436,382	1,399,185	1,185,221
T. Rowe Price Equity Income - I	33,479	951,813	569,884	92,198
T. Rowe Price Health Sciences - I	22,641	1,160,577	763,313	79,340
VanEck VIP Global Resources Class S	780,308	18,766,419	5,422,046	6,909,175
Vanguard® VIF Balanced	960,399	23,789,084	10,797,467	3,513,511
Vanguard® VIF Capital Growth	58,372	2,973,481	954,399	361,827
Vanguard® VIF Conservative Allocation	265,008	6,606,650	1,444,532	1,149,444
Vanguard® VIF Diversified Value	280,772	4,674,859	3,447,234	232,269
Vanguard® VIF Equity Income	259,251	6,496,820	3,328,628	526,278
Vanguard® VIF Equity Index	56,589	4,082,324	851,120	533,351
Vanguard® VIF Global Bond Index	97,960	1,803,444	747,452	446,636

See Notes to Financial Statements	SA-4	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A
INVESTMENTS (Continued)
DECEMBER 31, 2024

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Vanguard® VIF Growth	229,394	$7,716,804	$3,560,471	$1,356,247
Vanguard® VIF High Yield Bond	512,487	3,792,402	2,181,055	389,949
Vanguard® VIF International	139,802	3,578,927	2,108,928	115,723
Vanguard® VIF Mid-Cap Index	504,367	13,537,200	6,104,071	643,921
Vanguard® VIF Moderate Allocation	663,378	20,398,867	4,691,223	2,964,909
Vanguard® VIF Real Estate Index	279,480	3,281,090	1,306,205	327,890
Vanguard® VIF Short-Term Investment-Grade	1,321,856	13,773,741	8,037,737	1,110,825
Vanguard® VIF Total Bond Market Index	3,228,297	33,767,986	20,860,075	1,710,293
Vanguard® VIF Total International Stock Market Index	850,921	18,192,699	7,385,864	1,012,220
Vanguard® VIF Total Stock Market Index	398,984	22,406,917	10,578,870	2,312,876

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-5	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	Variable Accounts
	Bond	Core	Diversified	Floating	Floating	High Yield
	Plus	Income	Bond	Rate Income	Rate Income	Bond
	Class I	Class I	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$287,442	$54,276,794	$166,329,877	$178,527,485	$2,736,212	$124,415,230
Receivables:
Due from Pacific Life Insurance Company	16,628	35,436	110,081	-	6,551	-
Investments sold	-	-	-	36,013	-	68,197
Total Assets	304,070	54,312,230	166,439,958	178,563,498	2,742,763	124,483,427
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	43,310	-	65,021
Investments purchased	16,647	37,923	109,148	-	6,605	-
Total Liabilities	16,647	37,923	109,148	43,310	6,605	65,021
NET ASSETS	$287,423	$54,274,307	$166,330,810	$178,520,188	$2,736,158	$124,418,406
NET ASSETS CONSIST OF:
Accumulation units	287,423	54,226,621	166,195,973	178,342,675	2,736,158	124,274,240
Contracts in payout (annuitization) period	-	47,686	134,837	177,513	-	144,166
NET ASSETS	$287,423	$54,274,307	$166,330,810	$178,520,188	$2,736,158	$124,418,406
Units Outstanding	28,918	4,937,317	14,502,107	12,810,447	221,272	6,614,942
Accumulation Unit Value	$9.93 - $9.95	$9.36 - $11.92	$8.28 - $16.11	$10.94 - $15.91	$12.32 - $12.39	$10.04 - $33.15
Cost of Investments	$290,042	$49,310,617	$138,633,950	$124,236,331	$2,332,892	$57,818,533

	Inflation	Intermediate	Managed	Short Duration	Emerging	Dividend
	Managed	Bond	Bond	Bond	Markets Debt	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$137,160,695	$38,747,052	$288,411,109	$291,379,010	$12,369,664	$504,917,423
Receivables:
Due from Pacific Life Insurance Company	-	34,881	-	-	32,961	-
Investments sold	465,043	-	58,729	129,570	-	11,233
Total Assets	137,625,738	38,781,933	288,469,838	291,508,580	12,402,625	504,928,656
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	460,143	-	54,388	127,524	-	10,791
Investments purchased	-	36,246	-	-	33,413	-
Total Liabilities	460,143	36,246	54,388	127,524	33,413	10,791
NET ASSETS	$137,165,595	$38,745,687	$288,415,450	$291,381,056	$12,369,212	$504,917,865
NET ASSETS CONSIST OF:
Accumulation units	137,107,013	38,698,374	288,047,662	290,905,967	12,366,330	504,313,101
Contracts in payout (annuitization) period	58,582	47,313	367,788	475,089	2,882	604,764
NET ASSETS	$137,165,595	$38,745,687	$288,415,450	$291,381,056	$12,369,212	$504,917,865
Units Outstanding	9,387,905	4,134,304	19,826,118	26,874,316	1,101,171	17,898,168
Accumulation Unit Value	$9.29 - $24.63	$8.85 - $10.81	$9.13 - $25.42	$9.62 - $13.72	$9.86 - $12.90	$12.35 - $52.45
Cost of Investments	$109,901,348	$37,297,541	$215,045,302	$237,117,431	$9,094,883	$88,410,880

See Notes to Financial Statements	SA-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts

	Equity	Focused		Hedged	Hedged	Large-Cap
	Index	Growth	Growth	Equity	Equity	Core
	Class I	Class I	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$2,070,648,270	$313,241,352	$504,032,890	$347,343,968	$4,724,492	$323,333,059
Receivables:
Due from Pacific Life Insurance Company	-	76,076	-	732,883	-	-
Investments sold	165,681	-	465,176	-	3,653	377,418
Total Assets	2,070,813,951	313,317,428	504,498,066	348,076,851	4,728,145	323,710,477
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	166,300	-	466,572	-	3,747	374,632
Investments purchased	-	75,905	-	738,363	-	-
Total Liabilities	166,300	75,905	466,572	738,363	3,747	374,632
NET ASSETS	$2,070,647,651	$313,241,523	$504,031,494	$347,338,488	$4,724,398	$323,335,845
NET ASSETS CONSIST OF:
Accumulation units	2,070,168,767	313,153,221	503,395,049	347,338,488	4,724,398	322,250,260
Contracts in payout (annuitization) period	478,884	88,302	636,445	-	-	1,085,585
NET ASSETS	$2,070,647,651	$313,241,523	$504,031,494	$347,338,488	$4,724,398	$323,335,845
Units Outstanding	72,108,071	9,418,387	11,311,160	27,315,721	367,683	8,479,147
Accumulation Unit Value	$13.86 - $99.29	$12.42 - $120.07	$13.60 - $129.10	$12.30 - $13.41	$12.80 - $12.87	$13.31 - $72.76
Cost of Investments	$512,492,889	$46,279,588	$80,251,649	$279,972,217	$3,850,870	$47,971,535

		Large-Cap			Mid-Cap
	Large-Cap	Plus Bond	Large-Cap	Mid-Cap	Plus Bond	Mid-Cap
	Growth	Alpha	Value	Growth	Alpha	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$301,289,878	$3,910	$249,424,137	$290,040,345	$253,381,186	$136,989,035
Receivables:
Due from Pacific Life Insurance Company	-	-	-	42,897	-	849,093
Investments sold	329,198	-	244,854	-	67,909	-
Total Assets	301,619,076	3,910	249,668,991	290,083,242	253,449,095	137,838,128
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	327,374	-	241,527	-	65,646	-
Investments purchased	-	-	-	40,032	-	848,080
Total Liabilities	327,374	-	241,527	40,032	65,646	848,080
NET ASSETS	$301,291,702	$3,910	$249,427,464	$290,043,210	$253,383,449	$136,990,048
NET ASSETS CONSIST OF:
Accumulation units	300,793,282	3,910	249,070,119	289,842,679	253,151,538	136,825,327
Contracts in payout (annuitization) period	498,420	-	357,345	200,531	231,911	164,721
NET ASSETS	$301,291,702	$3,910	$249,427,464	$290,043,210	$253,383,449	$136,990,048
Units Outstanding	8,617,832	382	9,411,720	11,298,405	8,210,846	5,600,885
Accumulation Unit Value	$12.83 - $68.27	$10.24 - $10.24	$11.69 - $44.54	$8.95 - $44.32	$10.72 - $70.52	$11.66 - $54.36
Cost of Investments	$43,832,799	$3,970	$48,472,024	$52,697,545	$54,879,507	$50,441,522

See Notes to Financial Statements	SA-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	QQQ				Small-Cap
	Plus Bond	Small-Cap	Small-Cap	Small-Cap	Plus Bond	Small-Cap
	Alpha	Equity	Growth	Index	Alpha	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$2,668,459	$66,236,104	$127,191,937	$297,769,003	$50,355	$104,324,341
Receivables:
Due from Pacific Life Insurance Company	-	57,146	-	-	-	326,678
Investments sold	78	-	13,895	167,135	2	-
Total Assets	2,668,537	66,293,250	127,205,832	297,936,138	50,357	104,651,019
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	171	-	10,697	167,009	4	-
Investments purchased	-	57,019	-	-	-	323,514
Total Liabilities	171	57,019	10,697	167,009	4	323,514
NET ASSETS	$2,668,366	$66,236,231	$127,195,135	$297,769,129	$50,353	$104,327,505
NET ASSETS CONSIST OF:
Accumulation units	2,668,366	66,212,731	126,992,690	297,614,216	50,353	104,253,417
Contracts in payout (annuitization) period	-	23,500	202,445	154,913	-	74,088
NET ASSETS	$2,668,366	$66,236,231	$127,195,135	$297,769,129	$50,353	$104,327,505
Units Outstanding	255,353	2,936,301	5,169,292	13,282,416	5,000	4,324,481
Accumulation Unit Value	$10.44 - $10.47	$10.10 - $48.54	$7.89 - $38.54	$9.53 - $49.74	$10.07 - $10.07	$8.96 - $68.12
Cost of Investments	$2,735,019	$20,085,682	$27,930,659	$78,152,807	$50,992	$30,590,781

				International
				Equity
		Value	Emerging	Plus Bond	International	International
	Value	Advantage	Markets	Alpha	Growth	Large-Cap
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$152,920,189	$90,750,976	$131,891,037	$14,335	$8,761,216	$243,328,532
Receivables:
Due from Pacific Life Insurance Company	120,387	602,083	66,325	-	-	-
Investments sold	-	-	-	-	496	15,148
Total Assets	153,040,576	91,353,059	131,957,362	14,335	8,761,712	243,343,680
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	864	9,652
Investments purchased	116,073	604,472	64,076	-	-	-
Total Liabilities	116,073	604,472	64,076	-	864	9,652
NET ASSETS	$152,924,503	$90,748,587	$131,893,286	$14,335	$8,760,848	$243,334,028
NET ASSETS CONSIST OF:
Accumulation units	152,738,828	90,700,797	131,780,457	14,335	8,760,848	242,909,262
Contracts in payout (annuitization) period	185,675	47,790	112,829	-	-	424,766
NET ASSETS	$152,924,503	$90,748,587	$131,893,286	$14,335	$8,760,848	$243,334,028
Units Outstanding	6,320,991	4,022,859	8,690,152	1,478	821,510	11,985,114
Accumulation Unit Value	$11.53 - $34.93	$12.11 - $28.54	$6.53 - $67.09	$9.70 - $9.70	$8.90 - $12.56	$10.41 - $37.98
Cost of Investments	$35,594,984	$48,219,954	$43,143,561	$14,424	$8,293,905	$71,059,932

See Notes to Financial Statements	SA-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	International	International	Health	Real		ESG
	Small-Cap	Value	Sciences	Estate	Technology	Diversified
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$33,361,203	$121,044,027	$251,212,557	$99,665,662	$304,781,425	$26,625,260
Receivables:
Due from Pacific Life Insurance Company	5,640	-	290,780	-	-	-
Investments sold	-	37,605	-	65,385	163,740	-
Total Assets	33,366,843	121,081,632	251,503,337	99,731,047	304,945,165	26,625,260
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	34,788	-	60,356	162,814	1,061
Investments purchased	3,532	-	285,091	-	-	141
Total Liabilities	3,532	34,788	285,091	60,356	162,814	1,202
NET ASSETS	$33,363,311	$121,046,844	$251,218,246	$99,670,691	$304,782,351	$26,624,058
NET ASSETS CONSIST OF:
Accumulation units	33,336,432	120,826,811	250,966,522	99,422,967	304,612,639	26,624,058
Contracts in payout (annuitization) period	26,879	220,033	251,724	247,724	169,712	-
NET ASSETS	$33,363,311	$121,046,844	$251,218,246	$99,670,691	$304,782,351	$26,624,058
Units Outstanding	2,208,121	7,674,294	7,304,618	3,651,762	9,050,561	2,388,828
Accumulation Unit Value	$8.96 - $22.83	$9.45 - $19.79	$9.42 - $100.41	$9.82 - $72.16	$10.51 - $50.44	$10.75 - $12.68
Cost of Investments	$11,983,225	$52,105,946	$28,818,860	$18,751,564	$54,614,116	$22,473,438

						Pacific
		ESG	ESG	PSF Avantis	PSF Avantis	Dynamix -
	ESG	Diversified	Diversified	Balanced	Balanced	Conservative
	Diversified	Growth	Growth	Allocation	Allocation	Growth
	Class P	Class I	Class P	Class D	Class P	Class I
ASSETS
Investments in mutual funds, at value	$90,786	$3,677,655	$54,567	$289,374,932	$1,982,543	$401,449,801
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	92	584	84	38,017	1,293	145,626
Total Assets	90,878	3,678,239	54,651	289,412,949	1,983,836	401,595,427
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	95	734	81	42,254	1,321	143,534
Investments purchased	-	-	-	-	-	-
Total Liabilities	95	734	81	42,254	1,321	143,534
NET ASSETS	$90,783	$3,677,505	$54,570	$289,370,695	$1,982,515	$401,451,893
NET ASSETS CONSIST OF:
Accumulation units	90,783	3,677,505	54,570	289,316,397	1,982,515	400,970,892
Contracts in payout (annuitization) period	-	-	-	54,298	-	481,001
NET ASSETS	$90,783	$3,677,505	$54,570	$289,370,695	$1,982,515	$401,451,893
Units Outstanding	8,120	306,832	4,377	18,849,181	169,188	24,352,134
Accumulation Unit Value	$11.18 - $11.18	$10.41 - $13.14	$12.47 - $12.47	$10.92 - $17.59	$11.72 - $11.72	$10.27 - $24.59
Cost of Investments	$92,049	$3,279,821	$41,363	$183,763,230	$1,703,215	$214,618,264

See Notes to Financial Statements	SA-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	Pacific	Pacific	Pacific			Pacific
	Dynamix -	Dynamix -	Dynamix -	Pacific	Pacific	Dynamix -
	Conservative	Moderate	Moderate	Dynamix -	Dynamix -	Aggressive
	Growth	Growth	Growth	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$1,207,078	$2,220,678,790	$1,871,184	$1,629,886,164	$3,882,798	$3,989,008
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	1,969	810,614	1,770	533,995	8,931	-
Total Assets	1,209,047	2,221,489,404	1,872,954	1,630,420,159	3,891,729	3,989,008
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,980	807,921	1,813	532,600	9,030	163
Investments purchased	-	-	-	-	-	19
Total Liabilities	1,980	807,921	1,813	532,600	9,030	182
NET ASSETS	$1,207,067	$2,220,681,483	$1,871,141	$1,629,887,559	$3,882,699	$3,988,826
NET ASSETS CONSIST OF:
Accumulation units	1,207,067	2,219,632,577	1,871,141	1,629,197,465	3,882,699	3,988,826
Contracts in payout (annuitization) period	-	1,048,906	-	690,094	-	-
NET ASSETS	$1,207,067	$2,220,681,483	$1,871,141	$1,629,887,559	$3,882,699	$3,988,826
Units Outstanding	112,988	120,109,754	162,429	71,031,647	322,389	359,413
Accumulation Unit Value	$10.66 - $10.73	$10.72 - $32.12	$11.47 - $11.53	$11.18 - $40.06	$11.98 - $12.05	$11.04 - $11.16
Cost of Investments	$1,073,529	$994,008,684	$1,680,956	$855,900,336	$3,211,830	$3,872,216

		Portfolio			Portfolio	Invesco
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	Oppenheimer
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	V.I. International
	Conservative	Conservative	Moderate	Growth	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Series I
ASSETS
Investments in mutual funds, at value	$866,011,858	$1,283,055,822	$5,965,859,529	$5,534,349,308	$1,252,399,827	$149,216
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	1,151,679	483,709	2,002,734	1,878,113	468,575	150
Total Assets	867,163,537	1,283,539,531	5,967,862,263	5,536,227,421	1,252,868,402	149,366
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,145,152	474,057	1,987,850	1,866,307	461,680	153
Investments purchased	-	-	-	-	-	-
Total Liabilities	1,145,152	474,057	1,987,850	1,866,307	461,680	153
NET ASSETS	$866,018,385	$1,283,065,474	$5,965,874,413	$5,534,361,114	$1,252,406,722	$149,213
NET ASSETS CONSIST OF:
Accumulation units	863,732,136	1,280,985,258	5,957,852,558	5,529,970,995	1,252,074,008	149,213
Contracts in payout (annuitization) period	2,286,249	2,080,216	8,021,855	4,390,119	332,714	-
NET ASSETS	$866,018,385	$1,283,065,474	$5,965,874,413	$5,534,361,114	$1,252,406,722	$149,213
Units Outstanding	67,872,242	84,393,003	335,388,596	279,231,374	59,241,258	16,495
Accumulation Unit Value	$9.74 - $15.05	$9.98 - $17.78	$10.60 - $21.01	$10.62 - $23.99	$10.83 - $26.38	$9.00 - $9.05
Cost of Investments	$550,038,846	$682,710,605	$2,664,819,691	$2,183,282,574	$454,616,292	$170,989

See Notes to Financial Statements	SA-10

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	Invesco				Invesco V.I.
	Oppenheimer	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery	Invesco V.I.
	V.I. International	American	Balanced-Risk	Balanced-Risk	Mid Cap	Equity and
	Growth	Value	Allocation	Allocation	Growth	Income
	Series II	Series I	Series I	Series II	Series I	Series II
ASSETS
Investments in mutual funds, at value	$20,610,240	$1,083,754	$319,939	$233,503,344	$201,159	$62,121,626
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	836	941	738	59,063	4,171	21,650
Total Assets	20,611,076	1,084,695	320,677	233,562,407	205,330	62,143,276
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,657	957	742	51,210	4,185	25,006
Investments purchased	-	-	-	-	-	-
Total Liabilities	1,657	957	742	51,210	4,185	25,006
NET ASSETS	$20,609,419	$1,083,738	$319,935	$233,511,197	$201,145	$62,118,270
NET ASSETS CONSIST OF:
Accumulation units	20,583,766	1,083,738	319,935	233,421,093	201,145	62,118,270
Contracts in payout (annuitization) period	25,653	-	-	90,104	-	-
NET ASSETS	$20,609,419	$1,083,738	$319,935	$233,511,197	$201,145	$62,118,270
Units Outstanding	1,605,246	62,793	32,407	15,956,508	19,269	3,589,728
Accumulation Unit Value	$8.56 - $15.03	$17.17 - $17.27	$9.82 - $9.87	$9.29 - $24.42	$10.38 - $10.44	$11.33 - $20.20
Cost of Investments	$20,927,048	$1,116,275	$346,401	$268,235,986	$164,766	$58,077,743

					Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.		Invesco V.I.	Nasdaq 100	Nasdaq 100
	EQV International	Global	Invesco V.I.	Main Street	Buffer -	Buffer -
	Equity	Real Estate	Global	Small Cap Fund	December	December
	Series I	Series II	Series II	Series I	Series I	Series II
ASSETS
Investments in mutual funds, at value	$486,058	$8,266,739	$23,951,738	$1,145,437	$145,411	$11,145,877
Receivables:
Due from Pacific Life Insurance Company	-	9,161	-	-	-	-
Investments sold	6	-	21,772	988	163	334
Total Assets	486,064	8,275,900	23,973,510	1,146,425	145,574	11,146,211
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	24	-	22,736	1,018	166	878
Investments purchased	-	9,666	-	-	-	-
Total Liabilities	24	9,666	22,736	1,018	166	878
NET ASSETS	$486,040	$8,266,234	$23,950,774	$1,145,407	$145,408	$11,145,333
NET ASSETS CONSIST OF:
Accumulation units	486,040	8,266,234	23,932,058	1,145,407	145,408	11,145,333
Contracts in payout (annuitization) period	-	-	18,716	-	-	-
NET ASSETS	$486,040	$8,266,234	$23,950,774	$1,145,407	$145,408	$11,145,333
Units Outstanding	50,600	844,377	1,244,494	95,710	13,554	960,633
Accumulation Unit Value	$9.61 - $9.61	$8.40 - $11.46	$10.81 - $23.77	$11.93 - $12.00	$10.73 - $10.73	$10.33 - $13.08
Cost of Investments	$520,864	$8,602,509	$20,926,908	$1,032,699	$145,188	$10,374,943

See Notes to Financial Statements	SA-11

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -
	June	June	March	March	September	September
	Series I	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments in mutual funds, at value	$581,015	$11,487,314	$79,085	$8,697,143	$58,415	$10,868,476
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	1,414	16,361	97	457	14	349
Total Assets	582,429	11,503,675	79,182	8,697,600	58,429	10,868,825
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,421	16,973	100	964	15	776
Investments purchased	-	-	-	-	-	-
Total Liabilities	1,421	16,973	100	964	15	776
NET ASSETS	$581,008	$11,486,702	$79,082	$8,696,636	$58,414	$10,868,049
NET ASSETS CONSIST OF:
Accumulation units	581,008	11,486,702	79,082	8,696,636	58,414	10,868,049
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$581,008	$11,486,702	$79,082	$8,696,636	$58,414	$10,868,049
Units Outstanding	38,393	784,844	6,257	663,258	4,674	815,895
Accumulation Unit Value	$15.13 - $15.13	$14.42 - $15.08	$12.64 - $12.64	$12.19 - $14.45	$12.50 - $12.50	$11.90 - $14.01
Cost of Investments	$605,409	$11,656,728	$77,217	$8,592,536	$56,185	$10,472,499

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -
	December	December	June	June	March	March
	Series I	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments in mutual funds, at value	$542,223	$30,765,418	$1,459,249	$39,905,557	$67,799	$29,662,879
Receivables:
Due from Pacific Life Insurance Company	-	67,304	-	-	-	-
Investments sold	168	-	3,609	37,715	132	1,280
Total Assets	542,391	30,832,722	1,462,858	39,943,272	67,931	29,664,159
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	175	-	3,630	39,484	134	2,935
Investments purchased	-	68,632	-	-	-	-
Total Liabilities	175	68,632	3,630	39,484	134	2,935
NET ASSETS	$542,216	$30,764,090	$1,459,228	$39,903,788	$67,797	$29,661,224
NET ASSETS CONSIST OF:
Accumulation units	542,216	30,764,090	1,459,228	39,903,788	67,797	29,661,224
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$542,216	$30,764,090	$1,459,228	$39,903,788	$67,797	$29,661,224
Units Outstanding	45,479	2,514,209	106,914	2,999,214	5,470	2,312,963
Accumulation Unit Value	$11.92 - $11.92	$11.40 - $13.43	$13.65 - $13.65	$13.17 - $13.61	$12.40 - $12.40	$11.93 - $13.59
Cost of Investments	$483,335	$27,170,980	$1,296,779	$37,150,260	$63,338	$27,607,074

See Notes to Financial Statements	SA-12

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	Invesco V.I.	Invesco V.I.		American Funds
	S&P 500	S&P 500		IS American
	Buffer -	Buffer -	Invesco V.I.	High-Income	American Funds	American Funds
	September	September	Technology	Trust	IS Asset Allocation	IS Asset Allocation
	Series I	Series II	Series I	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$470,987	$50,137,551	$2,066,363	$75,554,338	$13,989,010	$3,863,986,056
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	743	1,588	1,895	76,090	29,525	983,130
Total Assets	471,730	50,139,139	2,068,258	75,630,428	14,018,535	3,864,969,186
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	750	2,973	1,941	78,407	29,780	982,452
Investments purchased	-	-	-	-	-	-
Total Liabilities	750	2,973	1,941	78,407	29,780	982,452
NET ASSETS	$470,980	$50,136,166	$2,066,317	$75,552,021	$13,988,755	$3,863,986,734
NET ASSETS CONSIST OF:
Accumulation units	470,980	50,136,166	2,066,317	75,523,243	13,988,755	3,862,653,340
Contracts in payout (annuitization) period	-	-	-	28,778	-	1,333,394
NET ASSETS	$470,980	$50,136,166	$2,066,317	$75,552,021	$13,988,755	$3,863,986,734
Units Outstanding	38,039	3,993,367	168,270	5,288,880	1,094,033	222,306,366
Accumulation Unit Value	$12.33 - $12.39	$11.80 - $13.13	$12.24 - $12.31	$10.05 - $16.18	$12.74 - $12.81	$11.44 - $20.85
Cost of Investments	$409,350	$47,474,637	$1,500,780	$74,905,106	$13,163,397	$3,240,278,299

					American Funds	American Funds
	American Funds	American Funds	American Funds	American Funds	IS Capital World	IS Capital World
	IS Capital	IS Capital	IS Capital	IS Capital	Growth and	Growth and
	Income Builder	Income Builder	World Bond	World Bond	Income	Income
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$1,594,303	$136,825,181	$525,907	$24,817,035	$1,861,949	$92,598,146
Receivables:
Due from Pacific Life Insurance Company	-	45,432	-	-	-	3,169
Investments sold	13,191	-	539	1,212	2,291	-
Total Assets	1,607,494	136,870,613	526,446	24,818,247	1,864,240	92,601,315
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13,224	-	554	2,234	2,321	-
Investments purchased	-	48,673	-	-	-	5,341
Total Liabilities	13,224	48,673	554	2,234	2,321	5,341
NET ASSETS	$1,594,270	$136,821,940	$525,892	$24,816,013	$1,861,919	$92,595,974
NET ASSETS CONSIST OF:
Accumulation units	1,594,270	136,749,172	525,892	24,796,650	1,861,919	92,506,286
Contracts in payout (annuitization) period	-	72,768	-	19,363	-	89,688
NET ASSETS	$1,594,270	$136,821,940	$525,892	$24,816,013	$1,861,919	$92,595,974
Units Outstanding	128,701	9,551,031	65,201	2,721,588	148,852	5,104,913
Accumulation Unit Value	$12.36 - $12.44	$11.09 - $16.19	$8.03 - $8.08	$7.89 - $10.45	$12.44 - $12.51	$11.37 - $21.06
Cost of Investments	$1,511,043	$109,041,160	$549,752	$28,194,345	$1,703,081	$80,987,856

See Notes to Financial Statements	SA-13

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
				American Funds
	American Funds	American Funds	American Funds	IS Global Small	American Funds	American Funds
	IS Global Balanced	IS Global Growth	IS Global Growth	Capitalization	IS Growth	IS Growth
	Class 4	Class 1	Class 4	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$76,867,944	$3,246,049	$201,964,966	$49,899,147	$12,319,163	$1,110,158,060
Receivables:
Due from Pacific Life Insurance Company	34,827	-	-	29,760	-	720,025
Investments sold	-	6,989	18,334	-	8,649	-
Total Assets	76,902,771	3,253,038	201,983,300	49,928,907	12,327,812	1,110,878,085
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	7,061	22,671	-	8,872	-
Investments purchased	36,584	-	-	31,728	-	725,626
Total Liabilities	36,584	7,061	22,671	31,728	8,872	725,626
NET ASSETS	$76,866,187	$3,245,977	$201,960,629	$49,897,179	$12,318,940	$1,110,152,459
NET ASSETS CONSIST OF:
Accumulation units	76,855,052	3,245,977	201,778,485	49,883,271	12,318,940	1,108,396,023
Contracts in payout (annuitization) period	11,135	-	182,144	13,908	-	1,756,436
NET ASSETS	$76,866,187	$3,245,977	$201,960,629	$49,897,179	$12,318,940	$1,110,152,459
Units Outstanding	5,139,170	288,389	9,524,153	3,402,454	854,539	39,809,071
Accumulation Unit Value	$10.36 - $16.60	$11.20 - $11.27	$10.58 - $28.00	$7.87 - $16.51	$14.36 - $14.44	$13.53 - $45.37
Cost of Investments	$72,530,964	$2,963,985	$161,481,045	$54,507,845	$9,794,622	$691,954,410

					American Funds	American Funds
	American Funds	American Funds	American Funds	American Funds	IS International	IS International
	IS Growth-Income	IS Growth-Income	IS International	IS International	Growth and Income	Growth and Income
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$5,150,325	$630,989,281	$1,568,914	$91,922,491	$777,847	$56,031,073
Receivables:
Due from Pacific Life Insurance Company	-	-	-	38,031	-	55,976
Investments sold	5,872	1,007,700	12,140	-	12,416	-
Total Assets	5,156,197	631,996,981	1,581,054	91,960,522	790,263	56,087,049
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5,948	1,013,938	12,166	-	12,430	-
Investments purchased	-	-	-	40,514	-	58,187
Total Liabilities	5,948	1,013,938	12,166	40,514	12,430	58,187
NET ASSETS	$5,150,249	$630,983,043	$1,568,888	$91,920,008	$777,833	$56,028,862
NET ASSETS CONSIST OF:
Accumulation units	5,150,249	629,429,623	1,568,888	91,633,694	777,833	56,011,456
Contracts in payout (annuitization) period	-	1,553,420	-	286,314	-	17,406
NET ASSETS	$5,150,249	$630,983,043	$1,568,888	$91,920,008	$777,833	$56,028,862
Units Outstanding	332,311	26,469,401	177,181	7,412,672	75,835	4,495,593
Accumulation Unit Value	$15.42 - $15.51	$13.61 - $30.92	$8.81 - $8.86	$8.31 - $14.39	$10.21 - $10.27	$9.41 - $15.11
Cost of Investments	$4,318,586	$441,590,669	$1,561,535	$92,716,716	$752,929	$59,403,550

See Notes to Financial Statements	SA-14

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	American Funds	American Funds			American Funds	American Funds
	IS Managed Risk	IS Managed Risk	American Funds IS	American Funds IS	IS The Bond Fund	IS The Bond Fund
	Asset Allocation	Asset Allocation	New World Fund	New World Fund	of America	of America
	Class P1	Class P2	Class 1	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$3,509,108	$185,464,221	$4,097,510	$78,154,899	$9,185,539	$191,229,049
Receivables:
Due from Pacific Life Insurance Company	-	10,933	-	-	-	28,092
Investments sold	3,842	-	5,022	21,677	26,206	-
Total Assets	3,512,950	185,475,154	4,102,532	78,176,576	9,211,745	191,257,141
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,889	-	5,096	23,510	26,482	-
Investments purchased	-	13,995	-	-	-	33,074
Total Liabilities	3,889	13,995	5,096	23,510	26,482	33,074
NET ASSETS	$3,509,061	$185,461,159	$4,097,436	$78,153,066	$9,185,263	$191,224,067
NET ASSETS CONSIST OF:
Accumulation units	3,509,061	185,440,391	4,097,436	78,113,872	9,185,263	191,148,634
Contracts in payout (annuitization) period	-	20,768	-	39,194	-	75,433
NET ASSETS	$3,509,061	$185,461,159	$4,097,436	$78,153,066	$9,185,263	$191,224,067
Units Outstanding	296,175	12,866,350	440,008	5,421,848	996,139	18,473,443
Accumulation Unit Value	$11.79 - $11.86	$10.80 - $17.97	$9.27 - $9.32	$8.76 - $17.39	$9.18 - $9.23	$8.98 - $11.01
Cost of Investments	$3,061,543	$170,868,943	$4,099,728	$64,764,387	$9,527,694	$210,050,528

	American Funds IS	American Funds IS	American Funds	American Funds	BlackRock	BlackRock
	U.S. Government	U.S. Government	IS Washington	IS Washington	60/40 Target	Capital
	Securities	Securities	Mutual Investors	Mutual Investors	Allocation ETF	Appreciation
	Class 1	Class 4	Class 1	Class 4	V.I. Class I	V.I. Class III
ASSETS
Investments in mutual funds, at value	$3,471,830	$55,174,512	$4,991,746	$310,398,299	$299,488,928	$39,864,460
Receivables:
Due from Pacific Life Insurance Company	-	-	-	613,541	790,010	-
Investments sold	4,530	155,940	12,623	-	-	48,998
Total Assets	3,476,360	55,330,452	5,004,369	311,011,840	300,278,938	39,913,458
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4,577	157,411	12,710	-	-	47,620
Investments purchased	-	-	-	622,492	795,630	-
Total Liabilities	4,577	157,411	12,710	622,492	795,630	47,620
NET ASSETS	$3,471,783	$55,173,041	$4,991,659	$310,389,348	$299,483,308	$39,865,838
NET ASSETS CONSIST OF:
Accumulation units	3,471,783	55,118,462	4,991,659	310,136,723	299,483,308	39,799,618
Contracts in payout (annuitization) period	-	54,579	-	252,625	-	66,220
NET ASSETS	$3,471,783	$55,173,041	$4,991,659	$310,389,348	$299,483,308	$39,865,838
Units Outstanding	378,567	5,585,774	324,736	15,181,039	19,392,948	687,409
Accumulation Unit Value	$9.17 - $9.17	$8.92 - $10.76	$15.32 - $15.41	$13.10 - $25.25	$10.99 - $18.65	$47.06 - $65.99
Cost of Investments	$3,622,084	$59,906,738	$4,450,155	$248,093,621	$276,742,804	$41,273,845

See Notes to Financial Statements	SA-15

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	BlackRock	BlackRock	BlackRock
	Equity	Global	Global	BlackRock	BlackRock	BlackRock
	Dividend	Allocation	Allocation	High Yield	S&P 500 Index	Small Cap Index
	V.I. Class I	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class I
ASSETS
Investments in mutual funds, at value	$2,669,270	$1,523,745	$1,084,216,313	$1,964,304	$5,083,995	$7,919,316
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	4,271	2,261	456,568	18,555	6,478	13,156
Total Assets	2,673,541	1,526,006	1,084,672,881	1,982,859	5,090,473	7,932,472
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4,312	2,291	445,967	18,599	6,584	13,271
Investments purchased	-	-	-	-	-	-
Total Liabilities	4,312	2,291	445,967	18,599	6,584	13,271
NET ASSETS	$2,669,229	$1,523,715	$1,084,226,914	$1,964,260	$5,083,889	$7,919,201
NET ASSETS CONSIST OF:
Accumulation units	2,669,229	1,523,715	1,083,247,561	1,964,260	5,083,889	7,919,201
Contracts in payout (annuitization) period	-	-	979,353	-	-	-
NET ASSETS	$2,669,229	$1,523,715	$1,084,226,914	$1,964,260	$5,083,889	$7,919,201
Units Outstanding	198,230	145,211	67,155,440	174,689	326,060	793,213
Accumulation Unit Value	$13.39 - $13.47	$10.44 - $10.50	$9.86 - $20.56	$11.18 - $11.25	$15.52 - $15.61	$9.93 - $9.99
Cost of Investments	$2,812,192	$1,427,999	$992,739,592	$1,889,312	$4,469,856	$7,548,303

				DFA VA	DFA VA	DFA VA
		DFA VA	DFA VA	Global Moderate	International	International
	BlackRock	Equity Allocation	Global Bond	Allocation	Small	Value
	Total Return	Institutional	Institutional	Institutional	Institutional	Institutional
	V.I. Class I	Class	Class	Class	Class	Class
ASSETS
Investments in mutual funds, at value	$2,933,952	$1,424,054	$1,015,495	$4,945,701	$1,457,372	$4,948,519
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	8,639
Investments sold	3,893	3,295	9,274	1,309	1,742	-
Total Assets	2,937,845	1,427,349	1,024,769	4,947,010	1,459,114	4,957,158
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,940	3,319	9,293	1,376	1,768	-
Investments purchased	-	-	-	-	-	8,725
Total Liabilities	3,940	3,319	9,293	1,376	1,768	8,725
NET ASSETS	$2,933,905	$1,424,030	$1,015,476	$4,945,634	$1,457,346	$4,948,433
NET ASSETS CONSIST OF:
Accumulation units	2,933,905	1,424,030	1,015,476	4,945,634	1,457,346	4,948,433
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$2,933,905	$1,424,030	$1,015,476	$4,945,634	$1,457,346	$4,948,433
Units Outstanding	326,035	104,127	100,833	400,952	139,678	369,449
Accumulation Unit Value	$8.95 - $9.00	$13.61 - $13.69	$10.03 - $10.08	$12.26 - $12.34	$10.39 - $10.45	$13.33 - $13.41
Cost of Investments	$2,988,729	$1,372,826	$1,040,592	$4,846,468	$1,525,396	$5,041,583

See Notes to Financial Statements	SA-16

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	DFA VA	DFA VA	DFA VA US	Fidelity VIP
	Short-Term Fixed	US Large Value	Targeted Value	Consumer	Fidelity VIP	Fidelity VIP
	Institutional	Institutional	Institutional	Discretionary	Contrafund	Contrafund
	Class	Class	Class	Initial Class	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$6,003,091	$9,189,266	$4,770,732	$79,958	$7,932,542	$569,263,543
Receivables:
Due from Pacific Life Insurance Company	-	-	616	-	-	-
Investments sold	5,927	27,843	-	76	18,957	130,064
Total Assets	6,009,018	9,217,109	4,771,348	80,034	7,951,499	569,393,607
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	6,018	28,024	-	77	19,097	135,611
Investments purchased	-	-	698	-	-	-
Total Liabilities	6,018	28,024	698	77	19,097	135,611
NET ASSETS	$6,003,000	$9,189,085	$4,770,650	$79,957	$7,932,402	$569,257,996
NET ASSETS CONSIST OF:
Accumulation units	6,003,000	9,189,085	4,770,650	79,957	7,932,402	569,171,181
Contracts in payout (annuitization) period	-	-	-	-	-	86,815
NET ASSETS	$6,003,000	$9,189,085	$4,770,650	$79,957	$7,932,402	$569,257,996
Units Outstanding	559,669	654,064	321,673	6,275	501,833	19,366,471
Accumulation Unit Value	$10.67 - $10.74	$13.98 - $14.06	$14.77 - $14.85	$12.74 - $12.74	$15.74 - $15.83	$14.58 - $47.46
Cost of Investments	$6,053,104	$9,222,951	$4,784,856	$63,349	$7,362,064	$404,471,139

			Fidelity VIP			Fidelity VIP
	Fidelity VIP	Fidelity VIP	Extended Market	Fidelity VIP	Fidelity VIP	Government
	Emerging Markets	Energy	Index	FundsManager 60%	FundsManager 60%	Money Market
	Initial Class	Initial Class	Initial Class	Investor Class	Service Class 2	Initial Class
ASSETS
Investments in mutual funds, at value	$2,321,258	$1,909,803	$4,439,611	$335,034,395	$416,054,047	$24,580,022
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	10,086	2,491	4,977	422,288	190,355	24,264
Total Assets	2,331,344	1,912,294	4,444,588	335,456,683	416,244,402	24,604,286
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	10,126	2,520	5,040	422,402	187,142	24,803
Investments purchased	-	-	-	-	-	-
Total Liabilities	10,126	2,520	5,040	422,402	187,142	24,803
NET ASSETS	$2,321,218	$1,909,774	$4,439,548	$335,034,281	$416,057,260	$24,579,483
NET ASSETS CONSIST OF:
Accumulation units	2,321,218	1,909,774	4,439,548	335,034,281	415,969,633	24,579,483
Contracts in payout (annuitization) period	-	-	-	-	87,627	-
NET ASSETS	$2,321,218	$1,909,774	$4,439,548	$335,034,281	$416,057,260	$24,579,483
Units Outstanding	278,268	83,443	389,781	27,949,033	25,196,844	2,237,013
Accumulation Unit Value	$8.30 - $8.35	$22.78 - $22.92	$11.33 - $11.40	$11.99 - $11.99	$10.55 - $22.96	$10.93 - $10.99
Cost of Investments	$2,173,661	$1,822,773	$3,935,449	$303,738,511	$395,537,284	$24,580,022

See Notes to Financial Statements	SA-17

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Government	Growth	Fidelity VIP	Investment	Fidelity VIP
	Money Market	Money Market	Opportunities	Index 500	Grade Bond	Strategic Income
	Investor Class	Service Class	Initial Class	Initial Class	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$-	$515,058,922	$1,725,931	$10,299,098	$6,119,132	$96,519,068
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	-	788,396	2,573	292,639	342,292	40,361
Total Assets	-	515,847,318	1,728,504	10,591,737	6,461,424	96,559,429
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	790,347	2,605	292,839	342,416	42,832
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	790,347	2,605	292,839	342,416	42,832
NET ASSETS	$-	$515,056,971	$1,725,899	$10,298,898	$6,119,008	$96,516,597
NET ASSETS CONSIST OF:
Accumulation units	-	512,454,367	1,725,899	10,298,898	6,119,008	96,516,597
Contracts in payout (annuitization) period	-	2,602,604	-	-	-	-
NET ASSETS	$-	$515,056,971	$1,725,899	$10,298,898	$6,119,008	$96,516,597
Units Outstanding	-	49,720,573	139,938	661,015	662,321	7,861,941
Accumulation Unit Value	See Note (1)	$9.42 - $11.37	$12.27 - $12.34	$15.53 - $15.62	$9.19 - $9.24	$9.93 - $13.71
Cost of Investments	$-	$515,058,922	$1,187,958	$7,828,707	$6,181,625	$97,806,677

		First Trust	First Trust/Dow
	Fidelity VIP	Dorsey Wright	Jones Dividend &	Franklin	Franklin	Franklin
	Value Strategies	Tactical Core	Income Allocation	Allocation	Allocation	Income
	Initial Class	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 1
ASSETS
Investments in mutual funds, at value	$2,421,206	$39,138,044	$555,911,344	$23,705,603	$227,059,632	$1,181,932
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	12,051	2,163	8,505	522	43,001	1,034
Total Assets	2,433,257	39,140,207	555,919,849	23,706,125	227,102,633	1,182,966
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	12,101	2,604	6,292	939	37,881	1,053
Investments purchased	-	-	-	-	-	-
Total Liabilities	12,101	2,604	6,292	939	37,881	1,053
NET ASSETS	$2,421,156	$39,137,603	$555,913,557	$23,705,186	$227,064,752	$1,181,913
NET ASSETS CONSIST OF:
Accumulation units	2,421,156	39,137,603	555,665,687	23,698,972	226,989,297	1,181,913
Contracts in payout (annuitization) period	-	-	247,870	6,214	75,455	-
NET ASSETS	$2,421,156	$39,137,603	$555,913,557	$23,705,186	$227,064,752	$1,181,913
Units Outstanding	164,678	2,655,129	33,554,912	1,067,440	14,028,344	94,938
Accumulation Unit Value	$14.64 - $14.72	$10.18 - $17.08	$10.25 - $22.33	$19.58 - $23.69	$10.52 - $21.46	$12.38 - $12.45
Cost of Investments	$2,541,983	$32,581,212	$489,730,582	$24,529,880	$211,647,017	$1,207,315

(1) All units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-18

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
		Franklin		Franklin	Franklin	Franklin
	Franklin	Mutual Global	Franklin	Rising	Rising	Small Cap
	Income	Discovery	Mutual Shares	Dividends	Dividends	Value
	VIP Class 2	VIP Class 2	VIP Class 1	VIP Class 1	VIP Class 2	VIP Class 1
ASSETS
Investments in mutual funds, at value	$79,145,220	$138,600,302	$182,641	$3,255,559	$251,519,319	$1,088,022
Receivables:
Due from Pacific Life Insurance Company	-	57,323	-	-	-	-
Investments sold	11,416	-	188	3,695	150,969	922
Total Assets	79,156,636	138,657,625	182,829	3,259,254	251,670,288	1,088,944
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	14,186	-	190	3,763	151,459	947
Investments purchased	-	54,782	-	-	-	-
Total Liabilities	14,186	54,782	190	3,763	151,459	947
NET ASSETS	$79,142,450	$138,602,843	$182,639	$3,255,491	$251,518,829	$1,087,997
NET ASSETS CONSIST OF:
Accumulation units	79,127,036	138,409,900	182,639	3,255,491	251,165,682	1,087,997
Contracts in payout (annuitization) period	15,414	192,943	-	-	353,147	-
NET ASSETS	$79,142,450	$138,602,843	$182,639	$3,255,491	$251,518,829	$1,087,997
Units Outstanding	5,730,019	6,425,805	13,747	236,501	9,835,922	85,264
Accumulation Unit Value	$11.15 - $15.81	$11.54 - $26.76	$13.29 - $13.29	$13.69 - $13.77	$12.04 - $35.51	$12.70 - $12.77
Cost of Investments	$77,984,449	$131,065,951	$167,451	$3,181,916	$219,786,761	$1,048,907

						Goldman Sachs
	Franklin	Franklin				VIT Large Cap
	Small-Mid	Strategic	Templeton	Templeton	Templeton	Value
	Cap Growth	Income	Foreign	Global Bond	Global Bond	Institutional
	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 2	Shares
ASSETS
Investments in mutual funds, at value	$1,631,888	$2,086,484	$103,869	$365,626	$44,526,934	$200,676
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	2,064	3,205	149	3,713	51,854	36
Total Assets	1,633,952	2,089,689	104,018	369,339	44,578,788	200,712
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,102	3,262	150	3,721	51,993	44
Investments purchased	-	-	-	-	-	-
Total Liabilities	2,102	3,262	150	3,721	51,993	44
NET ASSETS	$1,631,850	$2,086,427	$103,868	$365,618	$44,526,795	$200,668
NET ASSETS CONSIST OF:
Accumulation units	1,631,850	2,086,427	103,868	365,618	44,412,369	200,668
Contracts in payout (annuitization) period	-	-	-	-	114,426	-
NET ASSETS	$1,631,850	$2,086,427	$103,868	$365,618	$44,526,795	$200,668
Units Outstanding	174,418	206,666	9,614	44,528	5,887,141	13,764
Accumulation Unit Value	$9.31 - $9.37	$10.05 - $10.11	$10.75 - $10.81	$8.16 - $8.21	$6.59 - $9.76	$14.58 - $14.58
Cost of Investments	$1,350,925	$2,053,312	$103,900	$400,655	$54,233,534	$215,323

See Notes to Financial Statements	SA-19

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Mid Cap	VIT Strategic	VIT Trends	Janus	Janus	Janus
	Value	Growth	Driven Allocation	Henderson	Henderson	Henderson
	Institutional	Institutional	Institutional	Balanced	Balanced	Enterprise
	Shares	Shares	Shares	Institutional Shares	Service Shares	Institutional Shares
ASSETS
Investments in mutual funds, at value	$514,395	$689,684	$35,684	$4,166,935	$6,122,592,277	$1,861,094
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	532	944	-	19,609	6,232,988	5,446
Total Assets	514,927	690,628	35,684	4,186,544	6,128,825,265	1,866,540
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	541	974	-	19,685	6,233,654	5,488
Investments purchased	-	-	-	-	-	-
Total Liabilities	541	974	-	19,685	6,233,654	5,488
NET ASSETS	$514,386	$689,654	$35,684	$4,166,859	$6,122,591,611	$1,861,052
NET ASSETS CONSIST OF:
Accumulation units	514,386	689,654	35,684	4,166,859	6,121,384,497	1,861,052
Contracts in payout (annuitization) period	-	-	-	-	1,207,114	-
NET ASSETS	$514,386	$689,654	$35,684	$4,166,859	$6,122,591,611	$1,861,052
Units Outstanding	37,641	48,097	3,095	329,739	324,963,518	147,201
Accumulation Unit Value	$13.61 - $13.69	$14.31 - $14.40	$11.53 - $11.53	$12.64 - $12.64	$11.66 - $27.32	$12.61 - $12.69
Cost of Investments	$527,344	$510,541	$35,834	$3,700,409	$4,232,382,886	$1,685,322

		LVIP American	LVIP	LVIP
	Janus	Century	American	American
	Henderson	Inflation	Century	Century	LVIP JPMorgan	LVIP JPMorgan
	Flexible Bond	Protection	MidCap Value	MidCap Value	Core Bond	Mid Cap Value
	Service Shares	Standard Class II	Standard Class II	Service Class	Standard Class	Standard Class
ASSETS
Investments in mutual funds, at value	$33,716,342	$345,053	$544,953	$87,363,775	$3,329,598	$190,745
Receivables:
Due from Pacific Life Insurance Company	30,500	-	-	-	-	-
Investments sold	-	414	576	80,733	1,182	43
Total Assets	33,746,842	345,467	545,529	87,444,508	3,330,780	190,788
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	421	590	80,582	1,211	40
Investments purchased	31,743	-	-	-	-	-
Total Liabilities	31,743	421	590	80,582	1,211	40
NET ASSETS	$33,715,099	$345,046	$544,939	$87,363,926	$3,329,569	$190,748
NET ASSETS CONSIST OF:
Accumulation units	33,701,170	345,046	544,939	87,336,994	3,329,569	190,748
Contracts in payout (annuitization) period	13,929	-	-	26,932	-	-
NET ASSETS	$33,715,099	$345,046	$544,939	$87,363,926	$3,329,569	$190,748
Units Outstanding	3,289,500	33,870	41,254	3,981,983	355,939	7,921
Accumulation Unit Value	$8.97 - $11.15	$10.16 - $10.19	$13.15 - $13.23	$11.25 - $30.08	$9.15 - $14.69	$13.97 - $44.27
Cost of Investments	$36,776,232	$357,389	$552,025	$80,429,754	$3,447,833	$171,119

See Notes to Financial Statements	SA-20

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
			Lord Abbett		Macquarie
	LVIP JPMorgan	Western Asset	Bond	Lord Abbett	VIP Asset	Macquarie
	U.S. Equity	Core Plus VIT	Debenture	Total Return	Strategy Series	VIP Energy
	Standard Class	Class I	Class VC	Class VC	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$52,927	$1,827,474	$144,165,325	$226,315,586	$51,139,105	$41,231,667
Receivables:
Due from Pacific Life Insurance Company	-	-	18,832	-	-	-
Investments sold	2	20,243	-	53,354	18,187	1,211,244
Total Assets	52,929	1,847,717	144,184,157	226,368,940	51,157,292	42,442,911
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3	20,300	-	53,912	20,747	1,211,962
Investments purchased	-	-	19,995	-	-	-
Total Liabilities	3	20,300	19,995	53,912	20,747	1,211,962
NET ASSETS	$52,926	$1,827,417	$144,164,162	$226,315,028	$51,136,545	$41,230,949
NET ASSETS CONSIST OF:
Accumulation units	52,926	1,827,417	143,993,160	225,792,454	51,134,789	41,230,949
Contracts in payout (annuitization) period	-	-	171,002	522,574	1,756	-
NET ASSETS	$52,926	$1,827,417	$144,164,162	$226,315,028	$51,136,545	$41,230,949
Units Outstanding	801	213,275	10,612,363	19,541,659	3,954,786	5,646,700
Accumulation Unit Value	$66.04 - $66.04	$8.53 - $8.58	$9.54 - $15.45	$9.12 - $13.18	$10.78 - $18.48	$6.16 - $14.86
Cost of Investments	$40,206	$1,973,504	$156,627,292	$258,068,250	$47,564,704	$18,832,196

		MFS
	MFS	Massachusetts	MFS	MFS	MFS	MFS
	International	Investors	New Discovery	Total Return	Utilities	Utilities
	Growth -	Growth Stock -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
ASSETS
Investments in mutual funds, at value	$1,793,565	$68,669,745	$1,120,084	$427,842,072	$903,782	$56,285,475
Receivables:
Due from Pacific Life Insurance Company	13,341	-	4,131	-	-	-
Investments sold	-	39,709	-	44,493	944	1,529
Total Assets	1,806,906	68,709,454	1,124,215	427,886,565	904,726	56,287,004
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	38,259	-	42,703	955	1,220
Investments purchased	13,373	-	4,152	-	-	-
Total Liabilities	13,373	38,259	4,152	42,703	955	1,220
NET ASSETS	$1,793,533	$68,671,195	$1,120,063	$427,843,862	$903,771	$56,285,784
NET ASSETS CONSIST OF:
Accumulation units	1,793,533	68,469,681	1,120,063	427,619,071	903,771	56,284,263
Contracts in payout (annuitization) period	-	201,514	-	224,791	-	1,521
NET ASSETS	$1,793,533	$68,671,195	$1,120,063	$427,843,862	$903,771	$56,285,784
Units Outstanding	162,555	2,235,969	144,132	24,380,460	73,435	3,227,228
Accumulation Unit Value	$10.99 - $11.05	$28.70 - $30.88	$7.74 - $7.79	$10.56 - $23.62	$12.24 - $12.31	$9.64 - $22.72
Cost of Investments	$1,631,336	$50,797,313	$1,288,293	$407,998,743	$930,798	$46,184,484

See Notes to Financial Statements	SA-21

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	MFS	MFS
	Value	Value	TOPS	TOPS	TOPS	TOPS
	Series -	Series -	Aggressive Growth	Balanced	Conservative	Growth
	Initial Class	Service Class	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1
ASSETS
Investments in mutual funds, at value	$1,431,709	$73,283,763	$565,958	$158,592	$331,391	$753,980
Receivables:
Due from Pacific Life Insurance Company	-	673	-	-	-	-
Investments sold	1,564	236	1,168	93	288	1,045
Total Assets	1,433,273	73,284,672	567,126	158,685	331,679	755,025
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,586	-	1,176	95	303	1,049
Investments purchased	-	-	-	-	-	-
Total Liabilities	1,586	-	1,176	95	303	1,049
NET ASSETS	$1,431,687	$73,284,672	$565,950	$158,590	$331,376	$753,976
NET ASSETS CONSIST OF:
Accumulation units	1,431,687	73,158,169	565,950	158,590	331,376	753,976
Contracts in payout (annuitization) period	-	126,503	-	-	-	-
NET ASSETS	$1,431,687	$73,284,672	$565,950	$158,590	$331,376	$753,976
Units Outstanding	105,332	2,106,819	46,301	14,240	30,230	62,875
Accumulation Unit Value	$13.53 - $13.61	$30.88 - $40.10	$12.16 - $12.24	$11.09 - $11.16	$10.96 - $10.96	$11.94 - $12.01
Cost of Investments	$1,397,562	$55,196,447	$482,488	$148,186	$320,777	$664,206

					PIMCO	PIMCO
	TOPS	TOPS	TOPS		Commodity-	Emerging Markets
	Managed Risk	Managed Risk	Managed Risk	TOPS	RealReturn	Bond -
	Balanced	Growth	Moderate Growth	Moderate Growth	Strategy -	Institutional
	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1	Advisor Class	Class
ASSETS
Investments in mutual funds, at value	$652,125	$654,796	$247,655	$79,476	$16,833,216	$382,517
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	821	241	1,584	116	689	291
Total Assets	652,946	655,037	249,239	79,592	16,833,905	382,808
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	828	249	1,591	116	1,314	298
Investments purchased	-	-	-	-	-	-
Total Liabilities	828	249	1,591	116	1,314	298
NET ASSETS	$652,118	$654,788	$247,648	$79,476	$16,832,591	$382,510
NET ASSETS CONSIST OF:
Accumulation units	652,118	654,788	247,648	79,476	16,808,603	382,510
Contracts in payout (annuitization) period	-	-	-	-	23,988	-
NET ASSETS	$652,118	$654,788	$247,648	$79,476	$16,832,591	$382,510
Units Outstanding	61,070	59,657	22,850	6,880	2,168,885	39,082
Accumulation Unit Value	$10.68 - $10.68	$10.93 - $11.00	$10.84 - $10.84	$11.55 - $11.55	$6.35 - $13.44	$9.74 - $9.79
Cost of Investments	$611,765	$643,682	$242,719	$76,699	$18,032,550	$370,602

See Notes to Financial Statements	SA-22

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
		PIMCO
		Long-Term U.S.	PIMCO	PIMCO
		Government -	Low Duration -	Total Return -
	PIMCO Income -	Institutional	Institutional	Institutional	Schwab	Schwab
	Advisor Class	Class	Class	Class	S&P 500 Index	VIT Balanced
ASSETS
Investments in mutual funds, at value	$72,581,557	$924,618	$5,387,127	$5,965,441	$67,478,815	$53,683,486
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	965,485	-
Investments sold	97,377	219,826	9,972	17,173	-	943
Total Assets	72,678,934	1,144,444	5,397,099	5,982,614	68,444,300	53,684,429
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	99,425	219,845	10,082	17,273	-	834
Investments purchased	-	-	-	-	966,546	-
Total Liabilities	99,425	219,845	10,082	17,273	966,546	834
NET ASSETS	$72,579,509	$924,599	$5,387,017	$5,965,341	$67,477,754	$53,683,595
NET ASSETS CONSIST OF:
Accumulation units	72,578,031	924,599	5,387,017	5,965,341	67,477,754	53,683,595
Contracts in payout (annuitization) period	1,478	-	-	-	-	-
NET ASSETS	$72,579,509	$924,599	$5,387,017	$5,965,341	$67,477,754	$53,683,595
Units Outstanding	6,402,790	134,465	533,389	652,893	4,311,685	3,399,213
Accumulation Unit Value	$10.19 - $11.85	$6.84 - $6.88	$10.06 - $10.12	$9.09 - $9.15	$15.57 - $15.66	$13.63 - $15.88
Cost of Investments	$72,329,616	$986,144	$5,354,918	$5,979,193	$52,356,666	$41,737,971

	Schwab		State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price
	VIT Balanced	Schwab	Total Return	Blue Chip	Equity	Health
	with Growth	VIT Growth	V.I.S. Class 3	Growth - I	Income - I	Sciences - I
ASSETS
Investments in mutual funds, at value	$132,588,788	$146,109,183	$22,880,677	$2,436,382	$951,813	$1,160,577
Receivables:
Due from Pacific Life Insurance Company	-	-	1,813	-	-	-
Investments sold	8,659	35,501	-	2,569	1,258	4,894
Total Assets	132,597,447	146,144,684	22,882,490	2,438,951	953,071	1,165,471
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	8,489	35,532	-	2,645	1,280	4,922
Investments purchased	-	-	1,156	-	-	-
Total Liabilities	8,489	35,532	1,156	2,645	1,280	4,922
NET ASSETS	$132,588,958	$146,109,152	$22,881,334	$2,436,306	$951,791	$1,160,549
NET ASSETS CONSIST OF:
Accumulation units	132,588,958	146,109,152	22,881,334	2,436,306	951,791	1,160,549
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$132,588,958	$146,109,152	$22,881,334	$2,436,306	$951,791	$1,160,549
Units Outstanding	7,113,553	6,589,384	1,145,422	178,903	68,796	122,255
Accumulation Unit Value	$15.61 - $19.01	$17.50 - $22.44	$17.62 - $21.09	$13.56 - $13.64	$13.77 - $13.85	$9.45 - $9.51
Cost of Investments	$90,001,088	$88,911,841	$21,165,444	$1,816,108	$993,037	$1,305,229

See Notes to Financial Statements	SA-23

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
	VanEck VIP			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Global Resources	Vanguard VIF	Vanguard VIF	Conservative	Diversified	Equity
	Class S	Balanced	Capital Growth	Allocation	Value	Income
ASSETS
Investments in mutual funds, at value	$18,766,419	$23,789,084	$2,973,481	$6,606,650	$4,674,859	$6,496,820
Receivables:
Due from Pacific Life Insurance Company	-	16,814	-	-	16,533	-
Investments sold	840,115	-	4,654	5,689	-	7,132
Total Assets	19,606,534	23,805,898	2,978,135	6,612,339	4,691,392	6,503,952
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	840,606	-	4,725	5,838	-	7,236
Investments purchased	-	17,306	-	-	16,612	-
Total Liabilities	840,606	17,306	4,725	5,838	16,612	7,236
NET ASSETS	$18,765,928	$23,788,592	$2,973,410	$6,606,501	$4,674,780	$6,496,716
NET ASSETS CONSIST OF:
Accumulation units	18,750,534	23,788,592	2,973,410	6,606,501	4,674,780	6,496,716
Contracts in payout (annuitization) period	15,394	-	-	-	-	-
NET ASSETS	$18,765,928	$23,788,592	$2,973,410	$6,606,501	$4,674,780	$6,496,716
Units Outstanding	2,194,540	1,845,336	219,533	626,590	316,785	441,464
Accumulation Unit Value	$7.23 - $10.55	$12.82 - $12.90	$13.47 - $13.55	$10.48 - $10.54	$14.69 - $14.78	$14.65 - $14.73
Cost of Investments	$12,201,206	$21,706,753	$2,447,315	$6,197,036	$4,468,369	$5,946,691

	Vanguard VIF	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Equity	Global Bond	Vanguard VIF	High Yield	Vanguard VIF	Mid-Cap
	Index	Index	Growth	Bond	International	Index
ASSETS
Investments in mutual funds, at value	$4,082,324	$1,803,444	$7,716,804	$3,792,402	$3,578,927	$13,537,200
Receivables:
Due from Pacific Life Insurance Company	-	-	7,186	-	-	-
Investments sold	3,470	2,325	-	5,852	11,688	14,222
Total Assets	4,085,794	1,805,769	7,723,990	3,798,254	3,590,615	13,551,422
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,534	2,353	-	5,919	11,746	14,485
Investments purchased	-	-	7,338	-	-	-
Total Liabilities	3,534	2,353	7,338	5,919	11,746	14,485
NET ASSETS	$4,082,260	$1,803,416	$7,716,652	$3,792,335	$3,578,869	$13,536,937
NET ASSETS CONSIST OF:
Accumulation units	4,082,260	1,803,416	7,716,652	3,792,335	3,578,869	13,536,937
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$4,082,260	$1,803,416	$7,716,652	$3,792,335	$3,578,869	$13,536,937
Units Outstanding	261,853	196,572	565,744	348,525	470,055	1,090,098
Accumulation Unit Value	$15.50 - $15.60	$9.14 - $9.19	$13.59 - $13.67	$10.83 - $10.90	$7.58 - $7.63	$12.36 - $12.43
Cost of Investments	$3,361,374	$1,882,487	$5,502,740	$3,678,075	$3,415,358	$11,969,735

See Notes to Financial Statements	SA-24

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Variable Accounts
					Vanguard VIF
			Vanguard VIF		Total
	Vanguard VIF	Vanguard VIF	Short-Term	Vanguard VIF	International	Vanguard VIF
	Moderate	Real Estate	Investment-	Total Bond	Stock Market	Total Stock
	Allocation	Index	Grade	Market Index	Index	Market Index
ASSETS
Investments in mutual funds, at value	$20,398,867	$3,281,090	$13,773,741	$33,767,986	$18,192,699	$22,406,917
Receivables:
Due from Pacific Life Insurance Company	-	-	-	547,236	-	-
Investments sold	90,185	7,073	14,265	-	18,918	852,675
Total Assets	20,489,052	3,288,163	13,788,006	34,315,222	18,211,617	23,259,592
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	90,625	7,139	14,504	-	19,245	853,058
Investments purchased	-	-	-	547,752	-	-
Total Liabilities	90,625	7,139	14,504	547,752	19,245	853,058
NET ASSETS	$20,398,427	$3,281,024	$13,773,502	$33,767,470	$18,192,372	$22,406,534
NET ASSETS CONSIST OF:
Accumulation units	20,398,427	3,281,024	13,773,502	33,767,470	18,192,372	22,406,534
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$20,398,427	$3,281,024	$13,773,502	$33,767,470	$18,192,372	$22,406,534
Units Outstanding	1,813,191	289,357	1,343,877	3,733,509	1,762,408	1,534,665
Accumulation Unit Value	$11.19 - $11.26	$11.28 - $11.35	$10.20 - $10.26	$9.00 - $9.05	$10.27 - $10.33	$14.53 - $14.61
Cost of Investments	$18,474,560	$3,377,031	$13,444,482	$33,816,421	$17,702,518	$19,463,824

See Notes to Financial Statements	SA-25

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Bond	Core	Diversified	Floating	Floating	High Yield
	Plus	Income	Bond	Rate Income	Rate Income	Bond
	Class I (1)	Class I	Class I	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	139	430,818	1,546,998	1,825,931	4,874	1,434,926
Administrative fees	36	106,742	348,304	390,070	7,393	267,779
Total Expenses	175	537,560	1,895,302	2,216,001	12,267	1,702,705
Net Investment Income (Loss)	(175)	(537,560)	(1,895,302)	(2,216,001)	(12,267)	(1,702,705)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(16)	(4,472)	1,496,812	3,490,261	4,902	9,838,316
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(16)	(4,472)	1,496,812	3,490,261	4,902	9,838,316
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,600)	1,400,701	1,328,638	10,439,409	192,235	(799,519)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,791)	$858,669	$930,148	$11,713,669	$184,870	$7,336,092

	Inflation	Intermediate	Managed	Short Duration	Emerging	Dividend
	Managed	Bond	Bond	Bond	Markets Debt	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,661,415	221,697	3,086,584	2,433,581	122,356	4,648,709
Administrative fees	287,520	59,475	554,646	544,145	26,136	1,007,740
Total Expenses	1,948,935	281,172	3,641,230	2,977,726	148,492	5,656,449
Net Investment Income (Loss)	(1,948,935)	(281,172)	(3,641,230)	(2,977,726)	(148,492)	(5,656,449)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,884,702	(31,661)	2,310,155	2,519,036	232,731	14,396,478
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	3,884,702	(31,661)	2,310,155	2,519,036	232,731	14,396,478
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(401,213)	625,576	5,438,627	11,312,675	588,104	46,427,589
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,534,554	$312,743	$4,107,552	$10,853,985	$672,343	$55,167,618

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-26

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Equity	Focused		Hedged	Hedged	Large-Cap
	Index	Growth	Growth	Equity	Equity	Core
	Class I	Class I	Class I	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	17,131,197	2,875,751	4,839,955	2,847,081	6,379	3,466,788
Administrative fees	4,006,289	593,669	884,395	701,915	10,737	555,651
Total Expenses	21,137,486	3,469,420	5,724,350	3,548,996	17,116	4,022,439
Net Investment Income (Loss)	(21,137,486)	(3,469,420)	(5,724,350)	(3,548,996)	(17,116)	(4,022,439)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,734,049	1,289,022	4,669,583	468,942	1,503	9,209,085
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	9,734,049	1,289,022	4,669,583	468,942	1,503	9,209,085
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	383,344,576	63,696,909	118,482,508	46,259,534	566,458	53,812,118
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$371,941,139	$61,516,511	$117,427,741	$43,179,480	$550,845	$58,998,764

		Large-Cap			Mid-Cap
	Large-Cap	Plus Bond	Large-Cap	Mid-Cap	Plus Bond	Mid-Cap
	Growth	Alpha	Value	Growth	Alpha	Value
	Class I	Class I (1)	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	3,001,069	3	2,670,309	2,895,369	2,622,875	1,215,186
Administrative fees	607,461	-	504,057	580,745	478,404	263,889
Total Expenses	3,608,530	3	3,174,366	3,476,114	3,101,279	1,479,075
Net Investment Income (Loss)	(3,608,530)	(3)	(3,174,366)	(3,476,114)	(3,101,279)	(1,479,075)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	31,081,008	32	13,349,988	8,447,171	1,649,533	425,360
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	31,081,008	32	13,349,988	8,447,171	1,649,533	425,360
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	41,887,608	(60)	5,524,926	(1,404,124)	31,574,749	11,732,366
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,360,086	$(31)	$15,700,548	$3,566,933	$30,123,003	$10,678,651

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-27

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	QQQ				Small-Cap
	Plus Bond	Small-Cap	Small-Cap	Small-Cap	Plus Bond	Small-Cap
	Alpha	Equity	Growth	Index	Alpha	Value
	Class I (1)	Class I	Class I	Class I	Class I (1)	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,119	619,480	1,242,583	2,738,687	23	1,115,575
Administrative fees	267	134,898	246,734	569,459	6	219,927
Total Expenses	1,386	754,378	1,489,317	3,308,146	29	1,335,502
Net Investment Income (Loss)	(1,386)	(754,378)	(1,489,317)	(3,308,146)	(29)	(1,335,502)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	50	3,263,264	2,791,518	2,368,832	(1)	9,060,225
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	50	3,263,264	2,791,518	2,368,832	(1)	9,060,225
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(66,560)	2,686,320	5,448,369	26,157,877	(637)	(2,866,496)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(67,896)	$5,195,206	$6,750,570	$25,218,563	$(667)	$4,858,227

				International
				Equity
		Value	Emerging	Plus Bond	International	International
	Value	Advantage	Markets	Alpha	Growth	Large-Cap
	Class I	Class I	Class I	Class I (1)	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,412,687	759,290	1,457,848	3	44,873	2,459,105
Administrative fees	284,836	178,870	283,351	2	11,762	477,535
Total Expenses	1,697,523	938,160	1,741,199	5	56,635	2,936,640
Net Investment Income (Loss)	(1,697,523)	(938,160)	(1,741,199)	(5)	(56,635)	(2,936,640)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	16,790,427	2,184,056	10,458,180	(39)	(12,756)	13,637,128
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	16,790,427	2,184,056	10,458,180	(39)	(12,756)	13,637,128
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,109,730)	10,827,419	(12,625,169)	(89)	169,776	(4,129,671)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,983,174	$12,073,315	$(3,908,188)	$(133)	$100,385	$6,570,817

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	International	International	Health	Real		ESG
	Small-Cap	Value	Sciences	Estate	Technology	Diversified
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	374,353	1,353,460	3,098,290	1,171,856	2,938,340	237,544
Administrative fees	76,023	245,245	596,832	203,481	607,972	55,947
Total Expenses	450,376	1,598,705	3,695,122	1,375,337	3,546,312	293,491
Net Investment Income (Loss)	(450,376)	(1,598,705)	(3,695,122)	(1,375,337)	(3,546,312)	(293,491)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,773,935	4,785,841	30,700,905	12,800,075	9,375,797	9,494
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,773,935	4,785,841	30,700,905	12,800,075	9,375,797	9,494
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,033,088)	163,297	(18,188,979)	(5,354,380)	74,154,678	2,690,907
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(709,529)	$3,350,433	$8,816,804	$6,070,358	$79,984,163	$2,406,910

						Pacific
		ESG	ESG	PSF Avantis	PSF Avantis	Dynamix -
	ESG	Diversified	Diversified	Balanced	Balanced	Conservative
	Diversified	Growth	Growth	Allocation	Allocation	Growth
	Class P (1)	Class I	Class P	Class D	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	55	19,398	106	2,891,009	2,895	4,160,953
Administrative fees	55	4,963	212	713,463	5,790	882,845
Total Expenses	110	24,361	318	3,604,472	8,685	5,043,798
Net Investment Income (Loss)	(110)	(24,361)	(318)	(3,604,472)	(8,685)	(5,043,798)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1)	(2,669)	8,833	15,483,208	20,097	26,746,508
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1)	(2,669)	8,833	15,483,208	20,097	26,746,508
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,263)	255,174	6,249	17,535,706	194,632	7,598,393
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,374)	$228,144	$14,764	$29,414,442	$206,044	$29,301,103

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-29

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Pacific	Pacific	Pacific			Pacific
	Dynamix -	Dynamix -	Dynamix -	Pacific	Pacific	Dynamix -
	Conservative	Moderate	Moderate	Dynamix -	Dynamix -	Aggressive
	Growth	Growth	Growth	Growth	Growth	Growth
	Class P	Class I	Class P	Class I	Class P	Class I (1)
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	3,346	22,396,683	2,163	16,475,253	5,899	13,429
Administrative fees	4,281	4,974,130	3,263	3,818,936	11,726	3,211
Total Expenses	7,627	27,370,813	5,426	20,294,189	17,625	16,640
Net Investment Income (Loss)	(7,627)	(27,370,813)	(5,426)	(20,294,189)	(17,625)	(16,640)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	37,170	150,549,156	1,518	83,074,458	96,922	(335)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	37,170	150,549,156	1,518	83,074,458	96,922	(335)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	85,390	108,978,860	104,166	130,856,015	413,704	116,792
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114,933	$232,157,203	$100,258	$193,636,284	$493,001	$99,817

		Portfolio			Portfolio	Invesco
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	Oppenheimer
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	V.I. International
	Conservative	Conservative	Moderate	Growth	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Series I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$660
EXPENSES
Mortality and expense risk	11,267,040	16,678,017	78,336,897	75,947,610	17,056,883	122
Administrative fees	1,840,322	2,619,391	12,190,607	11,400,927	2,548,671	202
Total Expenses	13,107,362	19,297,408	90,527,504	87,348,537	19,605,554	324
Net Investment Income (Loss)	(13,107,362)	(19,297,408)	(90,527,504)	(87,348,537)	(19,605,554)	336
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	54,771,879	101,257,587	542,727,717	529,504,517	114,531,829	(635)
Capital gain distributions	-	-	-	-	-	6,766
Realized Gain (Loss) on Investments	54,771,879	101,257,587	542,727,717	529,504,517	114,531,829	6,131
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,434,881	9,541,648	126,760,933	95,796,330	37,421,881	(14,179)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,099,398	$91,501,827	$578,961,146	$537,952,310	$132,348,156	$(7,712)

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-30

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
	Invesco				Invesco V.I.
	Oppenheimer	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery	Invesco V.I.
	V.I. International	American	Balanced-Risk	Balanced-Risk	Mid Cap	Equity and
	Growth	Value	Allocation	Allocation	Growth	Income
	Series II	Series I	Series I	Series II	Series I	Series II
INVESTMENT INCOME
Dividends	$78,258	$1,094	$20,096	$14,420,352	$-	$949,395
EXPENSES
Mortality and expense risk	191,356	298	345	2,826,041	271	489,759
Administrative fees	47,869	508	677	550,730	474	114,215
Total Expenses	239,225	806	1,022	3,376,771	745	603,974
Net Investment Income (Loss)	(160,967)	288	19,074	11,043,581	(745)	345,421
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(64,980)	(1,108)	(147)	(5,026,124)	2,621	26,951
Capital gain distributions	1,391,811	2,536	-	-	-	2,319,042
Realized Gain (Loss) on Investments	1,326,831	1,428	(147)	(5,026,124)	2,621	2,345,993
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,829,922)	(24,939)	(19,367)	99,878	29,950	3,134,916
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(664,058)	$(23,223)	$(440)	$6,117,335	$31,826	$5,826,330

					Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.		Invesco V.I.	Nasdaq 100	Nasdaq 100
	EQV International	Global	Invesco V.I.	Main Street	Buffer -	Buffer -
	Equity	Real Estate	Global	Small Cap Fund	December	December
	Series I	Series II	Series II	Series I	Series I	Series II
INVESTMENT INCOME
Dividends	$8,869	$203,920	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	473	80,022	250,121	1,410	120	79,988
Administrative fees	946	19,745	56,306	2,153	241	21,616
Total Expenses	1,419	99,767	306,427	3,563	361	101,604
Net Investment Income (Loss)	7,450	104,153	(306,427)	(3,563)	(361)	(101,604)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(18)	(43,985)	469,527	(822)	(28)	14,852
Capital gain distributions	2,637	-	1,431,546	37,117	12,993	945,572
Realized Gain (Loss) on Investments	2,619	(43,985)	1,901,073	36,295	12,965	960,424
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(35,515)	(331,877)	1,738,544	39,345	(1,172)	332,947
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,446)	$(271,709)	$3,333,190	$72,077	$11,432	$1,191,767

See Notes to Financial Statements	SA-31

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -
	June	June	March	March	September	September
	Series I	Series II	Series I	Series II	Series I	Series II
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	592	72,894	119	68,256	34	61,384
Administrative fees	1,185	19,627	239	18,135	68	16,691
Total Expenses	1,777	92,521	358	86,391	102	78,075
Net Investment Income (Loss)	(1,777)	(92,521)	(358)	(86,391)	(102)	(78,075)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(108)	(5,466)	7,656	82,520	22	(1,995)
Capital gain distributions	75,577	1,446,888	9,165	1,262,155	4,247	1,007,726
Realized Gain (Loss) on Investments	75,469	1,441,422	16,821	1,344,675	4,269	1,005,731
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(22,454)	(397,927)	(1,120)	(309,931)	(1,406)	(179,703)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,238	$950,974	$15,343	$948,353	$2,761	$747,953

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -
	December	December	June	June	March	March
	Series I	Series II	Series I	Series II	Series I (1)	Series II
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	651	250,449	2,135	277,217	107	215,246
Administrative fees	1,302	68,755	4,270	76,624	214	58,692
Total Expenses	1,953	319,204	6,405	353,841	321	273,938
Net Investment Income (Loss)	(1,953)	(319,204)	(6,405)	(353,841)	(321)	(273,938)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(7,370)	115,957	44,865	871,852	5,740	709,171
Capital gain distributions	16,058	1,017,050	80,446	2,228,086	3,724	1,673,726
Realized Gain (Loss) on Investments	8,688	1,133,007	125,311	3,099,938	9,464	2,382,897
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	37,215	2,411,723	61,392	816,845	4,461	766,045
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,950	$3,225,526	$180,298	$3,562,942	$13,604	$2,875,004

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-32

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
	Invesco V.I.	Invesco V.I.		American Funds
	S&P 500	S&P 500		IS American
	Buffer -	Buffer -	Invesco V.I.	High-Income	American Funds	American Funds
	September	September	Technology	Trust	IS Asset Allocation	IS Asset Allocation
	Series I	Series II	Series I	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$-	$-	$-	$4,094,801	$297,988	$74,729,237
EXPENSES
Mortality and expense risk	773	318,146	3,489	579,311	18,860	38,879,772
Administrative fees	1,367	87,777	4,466	137,128	28,332	8,333,952
Total Expenses	2,140	405,923	7,955	716,439	47,192	47,213,724
Net Investment Income (Loss)	(2,140)	(405,923)	(7,955)	3,378,362	250,796	27,515,513
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	168	1,155,739	(2,120)	(68,978)	(8,343)	24,005,870
Capital gain distributions	25,207	2,387,164	81,459	-	363,744	167,382,841
Realized Gain (Loss) on Investments	25,375	3,542,903	79,339	(68,978)	355,401	191,388,711
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	19,048	(214,326)	353,588	1,590,942	660,901	299,640,070
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,283	$2,922,654	$424,972	$4,900,326	$1,267,098	$518,544,294

					American Funds	American Funds
	American Funds	American Funds	American Funds	American Funds	IS Capital World	IS Capital World
	IS Capital	IS Capital	IS Capital	IS Capital	Growth and	Growth and
	Income Builder	Income Builder	World Bond	World Bond	Income	Income
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$52,090	$4,218,248	$12,614	$472,656	$31,103	$1,351,923
EXPENSES
Mortality and expense risk	3,444	1,151,550	632	197,514	1,916	709,700
Administrative fees	3,954	264,121	901	47,059	3,582	178,339
Total Expenses	7,398	1,415,671	1,533	244,573	5,498	888,039
Net Investment Income (Loss)	44,692	2,802,577	11,081	228,083	25,605	463,884
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	591	154,244	599	(458,815)	409	(1,498)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	591	154,244	599	(458,815)	409	(1,498)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	73,825	8,056,258	(29,080)	(820,884)	95,745	9,333,814
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$119,108	$11,013,079	$(17,400)	$(1,051,616)	$121,759	$9,796,200

See Notes to Financial Statements	SA-33

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
				American Funds
	American Funds	American Funds	American Funds	IS Global Small	American Funds	American Funds
	IS Global Balanced	IS Global Growth	IS Global Growth	Capitalization	IS Growth	IS Growth
	Class 4	Class 1	Class 4	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$1,252,976	$52,602	$2,701,290	$381,861	$51,706	$1,602,701
EXPENSES
Mortality and expense risk	627,543	4,904	1,661,302	374,601	15,288	9,116,785
Administrative fees	157,475	7,919	405,157	90,851	22,509	2,038,967
Total Expenses	785,018	12,823	2,066,459	465,452	37,797	11,155,752
Net Investment Income (Loss)	467,958	39,779	634,831	(83,591)	13,909	(9,553,051)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	39,921	3,027	6,320	(660,294)	105,369	3,504,434
Capital gain distributions	-	66,663	5,430,613	1,659,564	129,987	21,755,887
Realized Gain (Loss) on Investments	39,921	69,690	5,436,933	999,270	235,356	25,260,321
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,314,220	173,033	14,334,233	(441,020)	1,755,567	227,507,695
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,822,099	$282,502	$20,405,997	$474,659	$2,004,832	$243,214,965
					American Funds	American Funds
	American Funds	American Funds	American Funds	American Funds	IS International	IS International
	IS Growth-Income	IS Growth-Income	IS International	IS International	Growth and Income	Growth and Income
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$58,054	$5,500,341	$13,741	$948,036	$20,952	$1,344,970
EXPENSES
Mortality and expense risk	7,192	5,576,431	1,303	801,936	1,117	488,181
Administrative fees	12,122	1,193,841	2,404	192,402	1,853	115,079
Total Expenses	19,314	6,770,272	3,707	994,338	2,970	603,260
Net Investment Income (Loss)	38,740	(1,269,931)	10,034	(46,302)	17,982	741,710
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	22,671	535,272	(1,643)	61,796	(2,095)	(244,005)
Capital gain distributions	160,894	25,827,621	-	-	-	-
Realized Gain (Loss) on Investments	183,565	26,362,893	(1,643)	61,796	(2,095)	(244,005)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	579,176	87,790,187	(14,539)	1,767,969	(14,253)	691,902
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$801,481	$112,883,149	$(6,148)	$1,783,463	$1,634	$1,189,607

See Notes to Financial Statements	SA-34

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
	American Funds	American Funds			American Funds	American Funds
	IS Managed Risk	IS Managed Risk	American Funds IS	American Funds IS	IS The Bond Fund	IS The Bond Fund
	Asset Allocation	Asset Allocation	New World Fund	New World Fund	of America	of America
	Class P1	Class P2	Class 1	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$63,911	$3,471,841	$57,082	$920,771	$370,197	$7,422,540
EXPENSES
Mortality and expense risk	4,525	1,816,236	4,903	665,797	10,966	1,354,882
Administrative fees	8,838	429,419	8,331	161,006	18,846	338,408
Total Expenses	13,363	2,245,655	13,234	826,803	29,812	1,693,290
Net Investment Income (Loss)	50,548	1,226,186	43,848	93,968	340,385	5,729,250
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,586	439,155	(3,823)	25,240	(7,333)	(2,828,960)
Capital gain distributions	38,496	2,486,091	10,683	360,661	-	-
Realized Gain (Loss) on Investments	41,082	2,925,246	6,860	385,901	(7,333)	(2,828,960)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	280,806	18,295,625	51,841	3,280,968	(305,851)	(2,848,909)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$372,436	$22,447,057	$102,549	$3,760,837	$27,201	$51,381

	American Funds IS	American Funds IS	American Funds	American Funds	BlackRock	BlackRock
	U.S. Government	U.S. Government	IS Washington	IS Washington	60/40 Target	Capital
	Securities	Securities	Mutual Investors	Mutual Investors	Allocation ETF	Appreciation
	Class 1	Class 4	Class 1	Class 4	V.I. Class I	V.I. Class III
INVESTMENT INCOME
Dividends	$140,866	$2,138,563	$78,532	$4,132,050	$6,719,237	$-
EXPENSES
Mortality and expense risk	4,253	491,877	7,321	2,357,211	2,371,075	264,901
Administrative fees	8,507	112,270	9,864	571,327	608,114	58,878
Total Expenses	12,760	604,147	17,185	2,928,538	2,979,189	323,779
Net Investment Income (Loss)	128,106	1,534,416	61,347	1,203,512	3,740,048	(323,779)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,321)	(1,245,511)	5,292	(45,918)	(128,771)	1,438,015
Capital gain distributions	-	-	22,670	2,167,165	16,488,402	14,877,179
Realized Gain (Loss) on Investments	(2,321)	(1,245,511)	27,962	2,121,247	16,359,631	16,315,194
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(114,351)	(685,728)	411,425	38,699,583	4,914,882	(5,505,984)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,434	$(396,823)	$500,734	$42,024,342	$25,014,561	$10,485,431

See Notes to Financial Statements	SA-35

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
	BlackRock	BlackRock	BlackRock
	Equity	Global	Global	BlackRock	BlackRock	BlackRock
	Dividend	Allocation	Allocation	High Yield	S&P 500 Index	Small Cap Index
	V.I. Class I	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class I
INVESTMENT INCOME
Dividends	$60,228	$20,243	$15,858,699	$115,228	$60,659	$136,905
EXPENSES
Mortality and expense risk	3,345	2,084	12,665,758	2,733	6,056	10,796
Administrative fees	6,258	3,996	2,383,261	5,002	10,271	19,673
Total Expenses	9,603	6,080	15,049,019	7,735	16,327	30,469
Net Investment Income (Loss)	50,625	14,163	809,680	107,493	44,332	106,436
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,309	2,129	26,651,035	727	1,641	(21,988)
Capital gain distributions	202,124	93,503	86,080,196	-	195,621	400,484
Realized Gain (Loss) on Investments	203,433	95,632	112,731,231	727	197,262	378,496
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(137,886)	(1,195)	(28,831,050)	18,882	440,985	187,643
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,172	$108,600	$84,709,861	$127,102	$682,579	$672,575

				DFA VA	DFA VA	DFA VA
		DFA VA	DFA VA	Global Moderate	International	International
	BlackRock	Equity Allocation	Global Bond	Allocation	Small	Value
	Total Return	Institutional	Institutional	Institutional	Institutional	Institutional
	V.I. Class I	Class	Class	Class	Class	Class
INVESTMENT INCOME
Dividends	$102,623	$26,123	$45,639	$132,470	$50,446	$199,924
EXPENSES
Mortality and expense risk	3,831	1,465	1,513	4,033	1,927	6,252
Administrative fees	6,918	2,483	2,378	7,783	2,853	10,145
Total Expenses	10,749	3,948	3,891	11,816	4,780	16,397
Net Investment Income (Loss)	91,874	22,175	41,748	120,654	45,666	183,527
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,867	106	(3,916)	6,574	(1,261)	(4,271)
Capital gain distributions	-	16,514	-	28,288	39,452	103,181
Realized Gain (Loss) on Investments	2,867	16,620	(3,916)	34,862	38,191	98,910
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(87,994)	53,003	(401)	60,477	(81,257)	(196,758)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,747	$91,798	$37,431	$215,993	$2,600	$85,679

See Notes to Financial Statements	SA-36

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
	DFA VA	DFA VA	DFA VA US	Fidelity VIP
	Short-Term Fixed	US Large Value	Targeted Value	Consumer	Fidelity VIP	Fidelity VIP
	Institutional	Institutional	Institutional	Discretionary	Contrafund	Contrafund
	Class	Class	Class	Initial Class	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$289,250	$184,823	$65,561	$9	$12,686	$138,143
EXPENSES
Mortality and expense risk	8,425	12,306	6,557	76	11,066	4,413,364
Administrative fees	14,305	22,039	9,812	153	16,725	1,023,655
Total Expenses	22,730	34,345	16,369	229	27,791	5,437,019
Net Investment Income (Loss)	266,520	150,478	49,192	(220)	(15,105)	(5,298,876)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,721)	(12,260)	(3,462)	118	12,450	(1,281,782)
Capital gain distributions	-	931,207	319,371	152	871,125	64,972,692
Realized Gain (Loss) on Investments	(1,721)	918,947	315,909	270	883,575	63,690,910
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(35,335)	(275,941)	(98,726)	14,698	468,909	59,818,301
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$229,464	$793,484	$266,375	$14,748	$1,337,379	$118,210,335

			Fidelity VIP			Fidelity VIP
	Fidelity VIP	Fidelity VIP	Extended Market	Fidelity VIP	Fidelity VIP	Government
	Emerging Markets	Energy	Index	FundsManager 60%	FundsManager 60%	Money Market
	Initial Class	Initial Class	Initial Class	Investor Class	Service Class 2	Initial Class
INVESTMENT INCOME
Dividends	$32,542	$42,694	$54,879	$6,879,629	$8,015,504	$1,074,547
EXPENSES
Mortality and expense risk	2,928	3,336	6,394	2,166,853	4,279,424	35,762
Administrative fees	5,204	5,498	10,946	722,284	973,621	65,125
Total Expenses	8,132	8,834	17,340	2,889,137	5,253,045	100,887
Net Investment Income (Loss)	24,410	33,860	37,539	3,990,492	2,762,459	973,660
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(649)	(2,126)	23,671	(40,864)	1,275,711	-
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(649)	(2,126)	23,671	(40,864)	1,275,711	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	105,237	(1,324)	352,413	17,959,405	28,694,369	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,998	$30,410	$413,623	$21,909,033	$32,732,539	$973,660

See Notes to Financial Statements	SA-37

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Government	Growth	Fidelity VIP	Investment	Fidelity VIP
	Money Market	Money Market	Opportunities	Index 500	Grade Bond	Strategic Income
	Investor Class (1)	Service Class	Initial Class	Initial Class	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$2,668	$25,610,696	$-	$123,187	$212,979	$3,379,697
EXPENSES
Mortality and expense risk	428	5,103,734	2,031	18,668	9,302	824,664
Administrative fees	143	1,096,692	3,650	26,348	17,415	203,943
Total Expenses	571	6,200,426	5,681	45,016	26,717	1,028,607
Net Investment Income (Loss)	2,097	19,410,270	(5,681)	78,171	186,262	2,351,090
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	-	3,417	6,850	(19,967)	(399,754)
Capital gain distributions	-	-	-	6,140	-	-
Realized Gain (Loss) on Investments	-	-	3,417	12,990	(19,967)	(399,754)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	-	-	372,228	1,722,298	(78,711)	2,142,920
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,097	$19,410,270	$369,964	$1,813,459	$87,584	$4,094,256

		First Trust	First Trust/Dow
	Fidelity VIP	Dorsey Wright	Jones Dividend &	Franklin	Franklin	Franklin
	Value Strategies	Tactical Core	Income Allocation	Allocation	Allocation	Income
	Initial Class	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 1
INVESTMENT INCOME
Dividends	$25,103	$348,548	$13,674,689	$476,411	$4,419,829	$22,359
EXPENSES
Mortality and expense risk	3,883	352,595	6,080,333	160,423	2,786,295	881
Administrative fees	5,534	86,508	1,318,167	35,421	505,649	1,626
Total Expenses	9,417	439,103	7,398,500	195,844	3,291,944	2,507
Net Investment Income (Loss)	15,686	(90,555)	6,276,189	280,567	1,127,885	19,852
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	7,407	422,451	8,509,329	(239,328)	1,472,844	(440)
Capital gain distributions	328,839	-	4,978,765	-	-	1,748
Realized Gain (Loss) on Investments	336,246	422,451	13,488,094	(239,328)	1,472,844	1,308
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(208,651)	3,764,938	7,541,842	1,790,475	14,490,549	(5,260)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143,281	$4,096,834	$27,306,125	$1,831,714	$17,091,278	$15,900

(1) Operations commenced or resumed during 2024 and all units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for commencement

See Notes to Financial Statements	SA-38

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
		Franklin		Franklin	Franklin	Franklin
	Franklin	Mutual Global	Franklin	Rising	Rising	Small Cap
	Income	Discovery	Mutual Shares	Dividends	Dividends	Value
	VIP Class 2	VIP Class 2	VIP Class 1	VIP Class 1	VIP Class 2	VIP Class 1
INVESTMENT INCOME
Dividends	$3,999,792	$2,507,168	$6,001	$21,142	$2,565,690	$6,514
EXPENSES
Mortality and expense risk	701,107	1,177,675	352	3,536	2,315,096	994
Administrative fees	159,883	258,687	704	5,989	522,912	1,817
Total Expenses	860,990	1,436,362	1,056	9,525	2,838,008	2,811
Net Investment Income (Loss)	3,138,802	1,070,806	4,945	11,617	(272,318)	3,703
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,022)	2,235,014	9,452	7,469	562,030	(917)
Capital gain distributions	327,706	10,535,259	5,544	81,845	12,207,420	12,844
Realized Gain (Loss) on Investments	322,684	12,770,273	14,996	89,314	12,769,450	11,927
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,042,746	(8,242,831)	11,507	38,949	10,259,302	26,529
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,504,232	$5,598,248	$31,448	$139,880	$22,756,434	$42,159

						Goldman Sachs
	Franklin	Franklin				VIT Large Cap
	Small-Mid	Strategic	Templeton	Templeton	Templeton	Value
	Cap Growth	Income	Foreign	Global Bond	Global Bond	Institutional
	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 2	Shares
INVESTMENT INCOME
Dividends	$-	$39,211	$4,134	$-	$-	$3,032
EXPENSES
Mortality and expense risk	2,538	2,066	173	612	468,978	204
Administrative fees	3,961	3,419	343	1,157	106,012	367
Total Expenses	6,499	5,485	516	1,769	574,990	571
Net Investment Income (Loss)	(6,499)	33,726	3,618	(1,769)	(574,990)	2,461
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,628	9,376	8,901	(1,182)	(1,839,584)	2,013
Capital gain distributions	-	-	-	-	-	26,175
Realized Gain (Loss) on Investments	3,628	9,376	8,901	(1,182)	(1,839,584)	28,188
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	144,613	(7,887)	(12,396)	(43,295)	(3,967,618)	(18,181)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$141,742	$35,215	$123	$(46,246)	$(6,382,192)	$12,468

See Notes to Financial Statements	SA-39

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Mid Cap	VIT Strategic	VIT Trends	Janus	Janus	Janus
	Value	Growth	Driven Allocation	Henderson	Henderson	Henderson
	Institutional	Institutional	Institutional	Balanced	Balanced	Enterprise
	Shares	Shares	Shares	Institutional Shares	Service Shares	Institutional Shares
INVESTMENT INCOME
Dividends	$5,338	$-	$927	$76,556	$105,387,048	$9,123
EXPENSES
Mortality and expense risk	716	1,519	92	4,781	59,622,982	3,068
Administrative fees	1,202	1,757	110	9,373	14,268,791	3,614
Total Expenses	1,918	3,276	202	14,154	73,891,773	6,682
Net Investment Income (Loss)	3,420	(3,276)	725	62,402	31,495,275	2,441
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(956)	1,348	4,505	11,617	90,136,416	(1,852)
Capital gain distributions	30,516	49,109	-	-	-	43,614
Realized Gain (Loss) on Investments	29,560	50,457	4,505	11,617	90,136,416	41,762
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,515	112,964	2,102	314,491	645,855,980	89,935
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,495	$160,145	$7,332	$388,510	$767,487,671	$134,138

		LVIP American	LVIP	LVIP
	Janus	Century	American	American
	Henderson	Inflation	Century	Century	LVIP JPMorgan	LVIP JPMorgan
	Flexible Bond	Protection	MidCap Value	MidCap Value	Core Bond	Mid Cap Value
	Service Shares	Standard Class II (1)	Standard Class II	Service Class	Standard Class	Standard Class
INVESTMENT INCOME
Dividends	$1,361,646	$12,709	$14,797	$2,132,350	$145,058	$2,318
EXPENSES
Mortality and expense risk	300,657	222	1,169	892,621	5,749	1,622
Administrative fees	69,979	435	1,890	205,809	7,040	313
Total Expenses	370,636	657	3,059	1,098,430	12,789	1,935
Net Investment Income (Loss)	991,010	12,052	11,738	1,033,920	132,269	383
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(672,740)	(1,175)	(30,015)	1,501,950	(3,985)	14,677
Capital gain distributions	-	-	32,563	4,406,292	-	19,703
Realized Gain (Loss) on Investments	(672,740)	(1,175)	2,548	5,908,242	(3,985)	34,380
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(266,956)	(12,336)	17,301	(53,549)	(116,180)	(17,695)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,314	$(1,459)	$31,587	$6,888,613	$12,104	$17,068

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-40

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
			Lord Abbett		Macquarie
	LVIP JPMorgan	Western Asset	Bond	Lord Abbett	VIP Asset	Macquarie
	U.S. Equity	Core Plus VIT	Debenture	Total Return	Strategy Series	VIP Energy
	Standard Class	Class I	Class VC	Class VC	Service Class	Service Class
INVESTMENT INCOME
Dividends	$100	$171,636	$7,972,764	$10,665,549	$957,227	$1,331,700
EXPENSES
Mortality and expense risk	258	5,122	1,156,350	1,636,128	451,442	468,283
Administrative fees	31	8,772	265,242	375,601	104,948	107,015
Total Expenses	289	13,894	1,421,592	2,011,729	556,390	575,298
Net Investment Income (Loss)	(189)	157,742	6,551,172	8,653,820	400,837	756,402
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	262	(15,695)	(1,517,447)	(3,727,489)	(6,140)	1,892,311
Capital gain distributions	830	-	-	-	1,941,242	-
Realized Gain (Loss) on Investments	1,092	(15,695)	(1,517,447)	(3,727,489)	1,935,102	1,892,311
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,586	(139,845)	2,603,525	(697,365)	1,829,559	(5,590,899)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,489	$2,202	$7,637,250	$4,228,966	$4,165,498	$(2,942,186)

		MFS
	MFS	Massachusetts	MFS	MFS	MFS	MFS
	International	Investors	New Discovery	Total Return	Utilities	Utilities
	Growth -	Growth Stock -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
INVESTMENT INCOME
Dividends	$16,775	$89,653	$-	$10,120,214	$11,497	$1,167,591
EXPENSES
Mortality and expense risk	3,239	467,872	2,072	4,411,692	838	546,524
Administrative fees	4,825	106,818	2,905	955,947	1,487	124,206
Total Expenses	8,064	574,690	4,977	5,367,639	2,325	670,730
Net Investment Income (Loss)	8,711	(485,037)	(4,977)	4,752,575	9,172	496,861
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,179	2,461,513	(12,888)	2,292,864	(4,925)	846,725
Capital gain distributions	5,449	6,237,456	-	21,707,731	14,187	1,625,641
Realized Gain (Loss) on Investments	6,628	8,698,969	(12,888)	24,000,595	9,262	2,472,366
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	107,495	1,769,813	72,313	(2,025,068)	(4,463)	2,446,390
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,834	$9,983,745	$54,448	$26,728,102	$13,971	$5,415,617

See Notes to Financial Statements	SA-41

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	Variable Accounts
	MFS	MFS
	Value	Value	TOPS	TOPS	TOPS	TOPS
	Series -	Series -	Aggressive Growth	Balanced	Conservative	Growth
	Initial Class	Service Class	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1
INVESTMENT INCOME
Dividends	$16,314	$1,095,478	$7,523	$3,353	$8,448	$10,965
EXPENSES
Mortality and expense risk	2,042	522,146	769	314	447	1,270
Administrative fees	3,305	115,129	1,442	471	893	2,060
Total Expenses	5,347	637,275	2,211	785	1,340	3,330
Net Investment Income (Loss)	10,967	458,203	5,312	2,568	7,108	7,635
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,684	1,778,361	2,301	144	4,589	82
Capital gain distributions	73,885	5,819,657	4,494	700	2,338	1,370
Realized Gain (Loss) on Investments	75,569	7,598,018	6,795	844	6,927	1,452
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,270)	(389,222)	37,103	6,347	1,405	56,772
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,266	$7,666,999	$49,210	$9,759	$15,440	$65,859

					PIMCO	PIMCO
	TOPS	TOPS	TOPS		Commodity-	Emerging Markets
	Managed Risk	Managed Risk	Managed Risk	TOPS	RealReturn	Bond -
	Balanced	Growth	Moderate Growth	Moderate Growth	Strategy -	Institutional
	ETF Class 1	ETF Class 1	ETF Class 1 (1)	ETF Class 1	Advisor Class	Class
INVESTMENT INCOME
Dividends	$19,038	$16,540	$7,034	$1,529	$348,577	$17,176
EXPENSES
Mortality and expense risk	970	986	242	93	163,952	431
Administrative fees	1,939	1,285	485	187	39,315	771
Total Expenses	2,909	2,271	727	280	203,267	1,202
Net Investment Income (Loss)	16,129	14,269	6,307	1,249	145,310	15,974
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	424	68	(12)	6	(696,437)	(1,782)
Capital gain distributions	-	-	-	1,057	-	-
Realized Gain (Loss) on Investments	424	68	(12)	1,063	(696,437)	(1,782)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	19,976	2,860	4,936	2,268	1,006,407	1,238
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,529	$17,197	$11,231	$4,580	$455,280	$15,430

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-42

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
		PIMCO
		Long-Term U.S.	PIMCO	PIMCO
		Government -	Low Duration -	Total Return -
	PIMCO Income -	Institutional	Institutional	Institutional	Schwab	Schwab
	Advisor Class	Class	Class	Class	S&P 500 Index	VIT Balanced
INVESTMENT INCOME
Dividends	$3,440,443	$20,017	$170,911	$145,821	$739,159	$1,310,079
EXPENSES
Mortality and expense risk	557,311	1,125	8,819	6,510	88,482	208,791
Administrative fees	132,965	2,061	12,427	10,410	159,425	144,311
Total Expenses	690,276	3,186	21,246	16,920	247,907	353,102
Net Investment Income (Loss)	2,750,167	16,831	149,665	128,901	491,252	956,977
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(122,735)	(34,816)	(795)	(2,098)	21,958	1,720,914
Capital gain distributions	-	-	-	-	-	193,136
Realized Gain (Loss) on Investments	(122,735)	(34,816)	(795)	(2,098)	21,958	1,914,050
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(304,803)	(54,700)	14,437	(90,301)	10,478,075	1,142,142
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,322,629	$(72,685)	$163,307	$36,502	$10,991,285	$4,013,169

	Schwab		State Street	T. Rowe Price	T. Rowe Price	T. Rowe Price
	VIT Balanced	Schwab	Total Return	Blue Chip	Equity	Health
	with Growth	VIT Growth	V.I.S. Class 3	Growth - I	Income - I	Sciences - I
INVESTMENT INCOME
Dividends	$2,756,619	$2,869,426	$979,854	$-	$13,503	$-
EXPENSES
Mortality and expense risk	517,285	547,831	1,112,551	3,555	1,188	1,801
Administrative fees	335,454	377,752	210,599	5,828	2,072	2,624
Total Expenses	852,739	925,583	1,323,150	9,383	3,260	4,425
Net Investment Income (Loss)	1,903,880	1,943,843	(343,296)	(9,383)	10,243	(4,425)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,829,312	6,209,583	10,133,888	244,895	115	(2,410)
Capital gain distributions	374,640	444,896	4,755	97,528	61,983	99,903
Realized Gain (Loss) on Investments	3,203,952	6,654,479	10,138,643	342,423	62,098	97,493
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,680,174	7,324,858	(3,890,918)	247,212	(21,291)	(124,897)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,788,006	$15,923,180	$5,904,429	$580,252	$51,050	$(31,829)

See Notes to Financial Statements	SA-43

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
	VanEck VIP			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Global Resources	Vanguard VIF	Vanguard VIF	Conservative	Diversified	Equity
	Class S	Balanced	Capital Growth	Allocation	Value	Income
INVESTMENT INCOME
Dividends	$497,377	$434,301	$26,270	$164,020	$26,313	$126,741
EXPENSES
Mortality and expense risk	202,633	33,646	4,287	9,369	4,776	9,015
Administrative fees	45,581	61,522	7,861	18,389	6,600	14,977
Total Expenses	248,214	95,168	12,148	27,758	11,376	23,992
Net Investment Income (Loss)	249,163	339,133	14,122	136,262	14,937	102,749
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	657,349	(45,701)	10,947	14,318	4,848	(24,682)
Capital gain distributions	-	939,310	48,017	139,025	95,108	267,177
Realized Gain (Loss) on Investments	657,349	893,609	58,964	153,343	99,956	242,495
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,711,933)	1,439,169	219,733	100,186	154,908	258,418
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(805,421)	$2,671,911	$292,819	$389,791	$269,801	$603,662

	Vanguard VIF	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Equity	Global Bond	Vanguard VIF	High Yield	Vanguard VIF	Mid-Cap
	Index	Index	Growth	Bond	International	Index
INVESTMENT INCOME
Dividends	$48,981	$38,877	$16,110	$137,386	$27,231	$120,960
EXPENSES
Mortality and expense risk	5,908	3,215	12,273	4,977	5,152	17,738
Administrative fees	11,163	4,551	18,402	7,995	7,857	30,319
Total Expenses	17,071	7,766	30,675	12,972	13,009	48,057
Net Investment Income (Loss)	31,910	31,111	(14,565)	124,414	14,222	72,903
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	12,797	(32,260)	2,597	(12,350)	(2,587)	(11,769)
Capital gain distributions	140,033	1,447	-	-	72,084	100,810
Realized Gain (Loss) on Investments	152,830	(30,813)	2,597	(12,350)	69,497	89,041
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	600,403	10,499	1,608,779	36,751	63,682	1,149,052
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$785,143	$10,797	$1,596,811	$148,815	$147,401	$1,310,996

See Notes to Financial Statements	SA-44

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	Variable Accounts
					Vanguard VIF
			Vanguard VIF		Total
	Vanguard VIF	Vanguard VIF	Short-Term	Vanguard VIF	International	Vanguard VIF
	Moderate	Real Estate	Investment-	Total Bond	Stock Market	Total Stock
	Allocation	Index	Grade	Market Index	Index	Market Index
INVESTMENT INCOME
Dividends	$430,878	$78,528	$299,494	$446,199	$390,782	$177,168
EXPENSES
Mortality and expense risk	32,576	4,657	17,241	36,293	25,902	27,366
Administrative fees	57,565	8,182	29,111	62,769	44,307	48,546
Total Expenses	90,141	12,839	46,352	99,062	70,209	75,912
Net Investment Income (Loss)	340,737	65,689	253,142	347,137	320,573	101,256
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	31,479	(24,363)	(15,641)	(25,350)	(13,530)	(57,791)
Capital gain distributions	350,351	66,247	-	-	66,328	971,305
Realized Gain (Loss) on Investments	381,830	41,884	(15,641)	(25,350)	52,798	913,514
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,038,270	(13,574)	161,534	(256,277)	37,499	2,043,417
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,760,837	$93,999	$399,035	$65,510	$410,870	$3,058,187

See Notes to Financial Statements	SA-45

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Bond Plus		Core Income		Diversified Bond
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(175)		$(537,560)	$(406,231)	$(1,895,302)	$(2,021,594)
Realized gain (loss) on investments	(16)		(4,472)	(384,585)	1,496,812	(3,187,434)
Change in net unrealized appreciation (depreciation) on investments	(2,600)		1,400,701	3,318,404	1,328,638	9,042,273
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,791)		858,669	2,527,588	930,148	3,833,245
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	117,294		10,761,903	3,886,051	11,972,214	9,583,262
Transfers between variable and fixed accounts, net	176,734		6,881,877	3,993,593	4,004,636	1,448,543
Contract benefits and terminations	(3,795)		(5,670,765)	(4,517,692)	(22,482,393)	(23,777,455)
Contract charges and deductions	-		(30,197)	(8,389)	(270,952)	(273,212)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		373	390	(1,074)	(3,800)
Other	(19)		(3,550)	2,900	6,335	440
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	290,214		11,939,641	3,356,853	(6,771,234)	(13,022,222)
NET INCREASE (DECREASE) IN NET ASSETS	287,423		12,798,310	5,884,441	(5,841,086)	(9,188,977)
NET ASSETS
Beginning of Year or Period	-		41,475,997	35,591,556	172,171,896	181,360,873
End of Year or Period	$287,423		$54,274,307	$41,475,997	$166,330,810	$172,171,896

	Floating Rate Income		Floating Rate Income		High Yield Bond
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,216,001)	$(2,115,255)	$(12,267)	$(8,133)	$(1,702,705)	$(1,644,392)
Realized gain (loss) on investments	3,490,261	872,396	4,902	504	9,838,316	5,433,770
Change in net unrealized appreciation (depreciation) on investments	10,439,409	21,054,087	192,235	205,195	(799,519)	9,064,806
Net Increase (Decrease) in Net Assets Resulting from Operations	11,713,669	19,811,228	184,870	197,566	7,336,092	12,854,184
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	17,308,015	6,788,538	666,379	764,597	6,129,392	4,242,943
Transfers between variable and fixed accounts, net	6,123,645	10,075,003	(153,059)	262,865	358,400	11,344,993
Contract benefits and terminations	(32,759,150)	(24,893,129)	(202,062)	(71,771)	(23,366,933)	(17,513,995)
Contract charges and deductions	(235,273)	(228,082)	-	-	(271,952)	(277,525)
Adjustments to net assets allocated to contracts in payout (annuitization) period	362	(10,328)	-	-	(1,998)	(1,362)
Other	(62)	(1,127)	31	86	(2,660)	9,729
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,562,463)	(8,269,125)	311,289	955,777	(17,155,751)	(2,195,217)
NET INCREASE (DECREASE) IN NET ASSETS	2,151,206	11,542,103	496,159	1,153,343	(9,819,659)	10,658,967
NET ASSETS
Beginning of Year	176,368,982	164,826,879	2,239,999	1,086,656	134,238,065	123,579,098
End of Year	$178,520,188	$176,368,982	$2,736,158	$2,239,999	$124,418,406	$134,238,065

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-46

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Inflation Managed		Intermediate Bond		Managed Bond
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,948,935)	$(2,141,977)	$(281,172)	$(145,077)	$(3,641,230)	$(3,659,457)
Realized gain (loss) on investments	3,884,702	2,746,431	(31,661)	(271,494)	2,310,155	4,324,927
Change in net unrealized appreciation (depreciation) on investments	(401,213)	2,953,586	625,576	1,134,080	5,438,627	13,873,516
Net Increase (Decrease) in Net Assets Resulting from Operations	1,534,554	3,558,040	312,743	717,509	4,107,552	14,538,986
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,596,024	4,328,789	12,882,774	5,128,019	20,636,638	12,644,079
Transfers between variable and fixed accounts, net	499,781	(814,111)	6,366,154	9,119,186	16,578,824	9,550,191
Contract benefits and terminations	(22,991,933)	(21,886,973)	(2,269,737)	(1,318,812)	(41,618,471)	(39,998,307)
Contract charges and deductions	(258,222)	(291,496)	(53,298)	(26,317)	(552,080)	(552,648)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(6,649)	(5,210)	-	-	(15,525)	(1,828)
Other	1,247	1,293	648	3,318	(3,919)	15,453
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(18,159,752)	(18,667,708)	16,926,541	12,905,394	(4,974,533)	(18,343,060)
NET INCREASE (DECREASE) IN NET ASSETS	(16,625,198)	(15,109,668)	17,239,284	13,622,903	(866,981)	(3,804,074)
NET ASSETS
Beginning of Year	153,790,793	168,900,461	21,506,403	7,883,500	289,282,431	293,086,505
End of Year	$137,165,595	$153,790,793	$38,745,687	$21,506,403	$288,415,450	$289,282,431

	Short Duration Bond		Emerging Markets Debt		Dividend Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,977,726)	$(3,090,020)	$(148,492)	$(144,800)	$(5,656,449)	$(4,921,862)
Realized gain (loss) on investments	2,519,036	2,762,425	232,731	193,758	14,396,478	7,934,766
Change in net unrealized appreciation (depreciation) on investments	11,312,675	11,498,556	588,104	1,226,693	46,427,589	46,845,495
Net Increase (Decrease) in Net Assets Resulting from Operations	10,853,985	11,170,961	672,343	1,275,651	55,167,618	49,858,399
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,903,834	8,599,653	721,564	511,536	55,525,408	33,147,049
Transfers between variable and fixed accounts, net	29,866,804	10,539,326	769,813	(69,735)	(326,602)	7,824,425
Contract benefits and terminations	(57,159,078)	(46,454,452)	(2,120,156)	(1,866,136)	(65,284,321)	(46,822,541)
Contract charges and deductions	(1,063,217)	(1,197,455)	(29,113)	(25,058)	(844,699)	(810,999)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(20,963)	(9,190)	-	-	(573)	(5,713)
Other	3,603	2,134	39	(359)	13,516	(3,110)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(12,469,017)	(28,519,984)	(657,853)	(1,449,752)	(10,917,271)	(6,670,889)
NET INCREASE (DECREASE) IN NET ASSETS	(1,615,032)	(17,349,023)	14,490	(174,101)	44,250,347	43,187,510
NET ASSETS
Beginning of Year	292,996,088	310,345,111	12,354,722	12,528,823	460,667,518	417,480,008
End of Year	$291,381,056	$292,996,088	$12,369,212	$12,354,722	$504,917,865	$460,667,518

See Notes to Financial Statements	SA-47

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Equity Index		Focused Growth		Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(21,137,486)	$(16,459,392)	$(3,469,420)	$(2,518,353)	$(5,724,350)	$(4,221,719)
Realized gain (loss) on investments	9,734,049	7,360,130	1,289,022	2,330,527	4,669,583	11,298,301
Change in net unrealized appreciation (depreciation) on investments	383,344,576	321,771,232	63,696,909	60,144,164	118,482,508	91,193,665
Net Increase (Decrease) in Net Assets Resulting from Operations	371,941,139	312,671,970	61,516,511	59,956,338	117,427,741	98,270,247
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	394,709,874	117,626,972	49,353,979	15,064,072	50,556,568	19,076,142
Transfers between variable and fixed accounts, net	(13,850,975)	2,241,297	9,697,836	8,136,780	7,320,355	8,196,291
Contract benefits and terminations	(259,719,056)	(151,559,114)	(36,912,823)	(20,680,340)	(57,118,709)	(34,143,246)
Contract charges and deductions	(1,261,807)	(740,569)	(379,479)	(210,144)	(542,428)	(406,336)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(26,982)	2,296	(37)	(514)	(21,011)	(3,204)
Other	(31,974)	(13,808)	8,510	(7,802)	11,582	26,609
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	119,819,080	(32,442,926)	21,767,986	2,302,052	206,357	(7,253,744)
NET INCREASE (DECREASE) IN NET ASSETS	491,760,219	280,229,044	83,284,497	62,258,390	117,634,098	91,016,503
NET ASSETS
Beginning of Year	1,578,887,432	1,298,658,388	229,957,026	167,698,636	386,397,396	295,380,893
End of Year	$2,070,647,651	$1,578,887,432	$313,241,523	$229,957,026	$504,031,494	$386,397,396

	Hedged Equity		Hedged Equity		Large-Cap Core
	Class I		Class P		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,548,996)	$(1,989,378)	$(17,116)	$(10,529)	$(4,022,439)	$(3,320,945)
Realized gain (loss) on investments	468,942	(434,338)	1,503	(852)	9,209,085	13,767,958
Change in net unrealized appreciation (depreciation) on investments	46,259,534	22,953,628	566,458	312,712	53,812,118	45,247,210
Net Increase (Decrease) in Net Assets Resulting from Operations	43,179,480	20,529,912	550,845	301,331	58,998,764	55,694,223
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	70,371,046	39,525,984	938,039	225,448	34,475,774	15,676,391
Transfers between variable and fixed accounts, net	37,613,491	54,857,624	664,753	614,648	(1,688,893)	(240,633)
Contract benefits and terminations	(27,558,272)	(8,101,484)	(48,314)	(26,150)	(36,655,207)	(29,193,475)
Contract charges and deductions	(2,986,830)	(1,807,289)	(19,782)	(16,805)	(407,561)	(368,081)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(15,418)	(11,449)
Other	714	(1,932)	(189)	(25)	(19,912)	4,183
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	77,440,149	84,472,903	1,534,507	797,116	(4,311,217)	(14,133,064)
NET INCREASE (DECREASE) IN NET ASSETS	120,619,629	105,002,815	2,085,352	1,098,447	54,687,547	41,561,159
NET ASSETS
Beginning of Year	226,718,859	121,716,044	2,639,046	1,540,599	268,648,298	227,087,139
End of Year	$347,338,488	$226,718,859	$4,724,398	$2,639,046	$323,335,845	$268,648,298

See Notes to Financial Statements	SA-48

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Large-Cap Growth		Large-Cap Plus Bond Alpha		Large-Cap Value
	Class I		Class I (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,608,530)	$(2,929,691)	$(3)		$(3,174,366)	$(3,083,327)
Realized gain (loss) on investments	31,081,008	16,765,763	32		13,349,988	16,181,852
Change in net unrealized appreciation(depreciation) on investments	41,887,608	67,890,975	(60)		5,524,926	17,426,685
Net Increase (Decrease) in Net Assets Resulting from Operations	69,360,086	81,727,047	(31)		15,700,548	30,525,210
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,028,994	10,020,210	-		23,774,069	14,398,494
Transfers between variable and fixed accounts, net	(1,860,409)	1,338,376	3,941		(3,603,026)	(9,058,915)
Contract benefits and terminations	(47,405,388)	(29,350,075)	-		(33,540,435)	(28,023,612)
Contract charges and deductions	(267,468)	(211,508)	-		(222,412)	(203,294)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2,179	(8,332)	-		(2,022)	2,400
Other	(4,626)	33,833	-		(5,909)	25,880
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(26,506,718)	(18,177,496)	3,941		(13,599,735)	(22,859,047)
NET INCREASE (DECREASE) IN NET ASSETS	42,853,368	63,549,551	3,910		2,100,813	7,666,163
NET ASSETS
Beginning of Year or Period	258,438,334	194,888,783	-		247,326,651	239,660,488
End of Year or Period	$301,291,702	$258,438,334	$3,910		$249,427,464	$247,326,651

	Mid-Cap Growth		Mid-Cap Plus Bond Alpha		Mid-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,476,114)	$(3,169,293)	$(3,101,279)	$(2,779,585)	$(1,479,075)	$(1,197,122)
Realized gain (loss) on investments	8,447,171	8,033,924	1,649,533	16,278,034	425,360	3,878,032
Change in net unrealized appreciation (depreciation) on investments	(1,404,124)	39,801,774	31,574,749	14,284,741	11,732,366	12,237,136
Net Increase (Decrease) in Net Assets Resulting from Operations	3,566,933	44,666,405	30,123,003	27,783,190	10,678,651	14,918,046
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	36,382,422	14,261,882	26,933,593	8,493,358	19,329,849	7,068,409
Transfers between variable and fixed accounts, net	327,140	8,317,131	8,298,592	(3,570,631)	7,185,478	5,453,685
Contract benefits and terminations	(37,120,866)	(27,038,504)	(31,683,154)	(24,333,931)	(16,858,504)	(11,841,371)
Contract charges and deductions	(570,350)	(511,645)	(305,250)	(246,242)	(193,680)	(170,693)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(4,706)	(1,643)	(8,861)	675	401	(10,215)
Other	(11,434)	(449)	(3,472)	9,303	1,473	(9,303)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(997,794)	(4,973,228)	3,231,448	(19,647,468)	9,465,017	490,512
NET INCREASE (DECREASE) IN NET ASSETS	2,569,139	39,693,177	33,354,451	8,135,722	20,143,668	15,408,558
NET ASSETS
Beginning of Year	287,474,071	247,780,894	220,028,998	211,893,276	116,846,380	101,437,822
End of Year	$290,043,210	$287,474,071	$253,383,449	$220,028,998	$136,990,048	$116,846,380

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-49

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	QQQ Plus Bond Alpha		Small-Cap Equity		Small-Cap Growth
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,386)		$(754,378)	$(670,936)	$(1,489,317)	$(1,343,984)
Realized gain (loss) on investments	50		3,263,264	2,539,043	2,791,518	410,052
Change in net unrealized appreciation (depreciation) on investments	(66,560)		2,686,320	5,039,058	5,448,369	15,184,101
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,896)		5,195,206	6,907,165	6,750,570	14,250,169
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,551,036		6,750,389	2,951,486	11,146,538	5,281,554
Transfers between variable and fixed accounts, net	185,321		(2,110,306)	5,953,691	3,145,753	1,688,948
Contract benefits and terminations	-		(7,856,523)	(9,640,025)	(16,034,459)	(11,127,927)
Contract charges and deductions	-		(109,606)	(89,279)	(278,512)	(299,464)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		756	2,812	(1,899)	(3,280)
Other	(95)		1,861	(199)	(2,987)	(4,316)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,736,262		(3,323,429)	(821,514)	(2,025,566)	(4,464,485)
NET INCREASE (DECREASE) IN NET ASSETS	2,668,366		1,871,777	6,085,651	4,725,004	9,785,684
NET ASSETS
Beginning of Year or Period	-		64,364,454	58,278,803	122,470,131	112,684,447
End of Year or Period	$2,668,366		$66,236,231	$64,364,454	$127,195,135	$122,470,131

	Small-Cap Index		Small-Cap Plus Bond Alpha	Small-Cap Value
	Class I		Class I (1)	Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,308,146)	$(2,821,047)	$(29)	$(1,335,502)	$(1,336,022)
Realized gain (loss) on investments	2,368,832	5,601,799	(1)	9,060,225	3,879,583
Change in net unrealized appreciation (depreciation) on investments	26,157,877	30,851,168	(637)	(2,866,496)	4,075,220
Net Increase (Decrease) in Net Assets Resulting from Operations	25,218,563	33,631,920	(667)	4,858,227	6,618,781
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	32,387,932	13,137,183	37,618	9,401,317	4,509,203
Transfers between variable and fixed accounts, net	21,155,876	11,095,219	13,404	(4,344,187)	1,851,772
Contract benefits and terminations	(34,567,964)	(27,634,505)	-	(16,274,501)	(10,537,592)
Contract charges and deductions	(237,499)	(194,561)	-	(157,930)	(169,000)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(3,747)	4,930	-	(2,184)	4,938
Other	8,289	(6,331)	(2)	(681)	2,077
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	18,742,887	(3,598,065)	51,020	(11,378,166)	(4,338,602)
NET INCREASE (DECREASE) IN NET ASSETS	43,961,450	30,033,855	50,353	(6,519,939)	2,280,179
NET ASSETS
Beginning of Year or Period	253,807,679	223,773,824	-	110,847,444	108,567,265
End of Year or Period	$297,769,129	$253,807,679	$50,353	$104,327,505	$110,847,444

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-50

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Value		Value Advantage		Emerging Markets
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,697,523)	$(1,748,757)	$(938,160)	$(907,681)	$(1,741,199)	$(1,840,683)
Realized gain (loss) on investments	16,790,427	15,169,669	2,184,056	(213,222)	10,458,180	2,112,028
Change in net unrealized appreciation (depreciation) on investments	(1,109,730)	(9,467,542)	10,827,419	7,321,933	(12,625,169)	10,511,425
Net Increase (Decrease) in Net Assets Resulting from Operations	13,983,174	3,953,370	12,073,315	6,201,030	(3,908,188)	10,782,770
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,364,571	4,214,270	8,671,496	5,837,751	8,643,458	5,483,500
Transfers between variable and fixed accounts, net	(3,883,149)	(6,582,510)	(1,991,525)	(10,311,855)	(448,360)	5,322,987
Contract benefits and terminations	(22,016,003)	(19,289,386)	(9,999,210)	(9,171,760)	(18,136,338)	(15,798,677)
Contract charges and deductions	(565,854)	(631,544)	(97,097)	(93,106)	(279,611)	(323,668)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(5,519)	(1,947)	(32)	193	(1,844)	714
Other	(3,380)	2,808	729	(2,514)	(4,013)	577
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(20,109,334)	(22,288,309)	(3,415,639)	(13,741,291)	(10,226,708)	(5,314,567)
NET INCREASE (DECREASE) IN NET ASSETS	(6,126,160)	(18,334,939)	8,657,676	(7,540,261)	(14,134,896)	5,468,203
NET ASSETS
Beginning of Year	159,050,663	177,385,602	82,090,911	89,631,172	146,028,182	140,559,979
End of Year	$152,924,503	$159,050,663	$90,748,587	$82,090,911	$131,893,286	$146,028,182

	International Equity	International Growth		International Large-Cap
	Plus Bond Alpha Class I (1)	Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5)	$(56,635)	$(27,907)	$(2,936,640)	$(2,855,695)
Realized gain (loss) on investments	(39)	(12,756)	(37,788)	13,637,128	18,941,942
Change in net unrealized appreciation (depreciation) on investments	(89)	169,776	337,647	(4,129,671)	23,467,928
Net Increase (Decrease) in Net Assets Resulting from Operations	(133)	100,385	271,952	6,570,817	39,554,175
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14,428	4,420,608	1,390,887	14,702,659	9,432,352
Transfers between variable and fixed accounts, net	40	1,053,196	542,565	859,829	(7,466,039)
Contract benefits and terminations	-	(370,703)	(211,034)	(30,857,138)	(27,771,007)
Contract charges and deductions	-	(8,017)	(2,957)	(729,235)	(823,408)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	(9,520)	(5,452)
Other	-	(197)	3,869	1,113	9,625
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	14,468	5,094,887	1,723,330	(16,032,292)	(26,623,929)
NET INCREASE (DECREASE) IN NET ASSETS	14,335	5,195,272	1,995,282	(9,461,475)	12,930,246
NET ASSETS
Beginning of Year or Period	-	3,565,576	1,570,294	252,795,503	239,865,257
End of Year or Period	$14,335	$8,760,848	$3,565,576	$243,334,028	$252,795,503

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-51

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	International Small-Cap		International Value		Health Sciences
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(450,376)	$(435,078)	$(1,598,705)	$(1,474,762)	$(3,695,122)	$(3,631,782)
Realized gain (loss) on investments	1,773,935	2,036,660	4,785,841	7,054,309	30,700,905	23,451,821
Change in net unrealized appreciation (depreciation) on investments	(2,033,088)	3,506,210	163,297	14,203,104	(18,188,979)	(14,654,455)
Net Increase (Decrease) in Net Assets Resulting from Operations	(709,529)	5,107,792	3,350,433	19,782,651	8,816,804	5,165,584
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,100,607	898,133	8,565,712	4,184,302	13,521,920	9,453,029
Transfers between variable and fixed accounts, net	1,149,404	(536,313)	2,887,302	(591,138)	1,005,793	1,621,720
Contract benefits and terminations	(5,322,505)	(3,270,296)	(15,982,676)	(12,336,352)	(44,380,187)	(33,430,622)
Contract charges and deductions	(97,609)	(99,165)	(211,094)	(218,783)	(300,575)	(300,436)
Adjustments to net assets allocated to contracts in payout (annuitization) period	210	(41)	(4,820)	676	(3,348)	(5,846)
Other	(574)	755	787	1,739	20,349	(1,275)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,170,467)	(3,006,927)	(4,744,789)	(8,959,556)	(30,136,048)	(22,663,430)
NET INCREASE (DECREASE) IN NET ASSETS	(2,879,996)	2,100,865	(1,394,356)	10,823,095	(21,319,244)	(17,497,846)
NET ASSETS
Beginning of Year	36,243,307	34,142,442	122,441,200	111,618,105	272,537,490	290,035,336
End of Year	$33,363,311	$36,243,307	$121,046,844	$122,441,200	$251,218,246	$272,537,490

	Real Estate		Technology		ESG Diversified
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,375,337)	$(1,391,112)	$(3,546,312)	$(2,428,465)	$(293,491)	$(166,759)
Realized gain (loss) on investments	12,800,075	7,073,769	9,375,797	273,933	9,494	(123,472)
Change in net unrealized appreciation (depreciation) on investments	(5,354,380)	5,795,803	74,154,678	79,211,335	2,690,907	2,253,634
Net Increase (Decrease) in Net Assets Resulting from Operations	6,070,358	11,478,460	79,984,163	77,056,803	2,406,910	1,963,403
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,336,720	2,405,163	24,089,682	9,752,535	4,059,764	2,634,717
Transfers between variable and fixed accounts, net	(2,268,424)	2,642,841	10,804,061	16,142,350	977,169	8,636,941
Contract benefits and terminations	(15,322,276)	(12,951,983)	(37,332,080)	(22,517,695)	(1,619,306)	(528,317)
Contract charges and deductions	(174,948)	(193,998)	(254,363)	(203,003)	(278,217)	(165,832)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(995)	(2,643)	338	(9,003)	-	-
Other	(713)	3,931	9,778	18,325	275	(275)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,430,636)	(8,096,689)	(2,682,584)	3,183,509	3,139,685	10,577,234
NET INCREASE (DECREASE) IN NET ASSETS	(8,360,278)	3,381,771	77,301,579	80,240,312	5,546,595	12,540,637
NET ASSETS
Beginning of Year	108,030,969	104,649,198	227,480,772	147,240,460	21,077,463	8,536,826
End of Year	$99,670,691	$108,030,969	$304,782,351	$227,480,772	$26,624,058	$21,077,463

See Notes to Financial Statements	SA-52

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	ESG Diversified		ESG Diversified Growth		ESG Diversified Growth
	Class P (1)		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(110)	$(675)	$(24,361)	$(9,329)	$(318)	$(167)
Realized gain (loss) on investments	(1)	15,193	(2,669)	(22,939)	8,833	(3)
Change in net unrealized appreciation (depreciation) on investments	(1,263)	9,447	255,174	192,881	6,249	6,147
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,374)	23,965	228,144	160,613	14,764	5,977
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	92,252	-	2,020,173	183,220	319,927	-
Transfers between variable and fixed accounts, net	-	(481,360)	32,920	370,853	(327,797)	25,200
Contract benefits and terminations	(91)	(586)	(59,169)	(72,073)	(3,843)	(250)
Contract charges and deductions	-	-	(2,898)	(1,625)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(4)	23	(422)	(138)	4	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	92,157	(481,923)	1,990,604	480,237	(11,709)	24,950
NET INCREASE (DECREASE) IN NET ASSETS	90,783	(457,958)	2,218,748	640,850	3,055	30,927
NET ASSETS
Beginning of Year or Period	-	457,958	1,458,757	817,907	51,515	20,588
End of Year or Period	$90,783	$-	$3,677,505	$1,458,757	$54,570	$51,515

	PSF Avantis		PSF Avantis		Pacific Dynamix -
	Balanced Allocation Class D		Balanced Allocation Class P		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,604,472)	$(3,551,959)	$(8,685)	$(8,400)	$(5,043,798)	$(5,236,706)
Realized gain (loss) on investments	15,483,208	1,468,488	20,097	(37,093)	26,746,508	22,479,966
Change in net unrealized appreciation (depreciation) on investments	17,535,706	37,040,181	194,632	274,567	7,598,393	25,087,794
Net Increase (Decrease) in Net Assets Resulting from Operations	29,414,442	34,956,710	206,044	229,074	29,301,103	42,331,054
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,898,230	6,540,447	86,234	141,843	8,693,303	12,346,151
Transfers between variable and fixed accounts, net	(3,117,338)	(1,336,406)	(155)	(26,536)	4,103,660	651,078
Contract benefits and terminations	(47,969,878)	(33,200,877)	(210,709)	(227,589)	(64,658,118)	(72,586,156)
Contract charges and deductions	(2,832,797)	(3,028,788)	(371)	(850)	(2,985,117)	(3,316,303)
Adjustments to net assets allocated to contracts in payout (annuitization) period	192	168	-	-	(2,315)	(23,655)
Other	5,285	2,758	3	(480)	43	647
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(42,016,306)	(31,022,698)	(124,998)	(113,612)	(54,848,544)	(62,928,238)
NET INCREASE (DECREASE) IN NET ASSETS	(12,601,864)	3,934,012	81,046	115,462	(25,547,441)	(20,597,184)
NET ASSETS
Beginning of Year	301,972,559	298,038,547	1,901,469	1,786,007	426,999,334	447,596,518
End of Year	$289,370,695	$301,972,559	$1,982,515	$1,901,469	$401,451,893	$426,999,334

(1)	All units were fully redeemed or transferred prior to December 31, 2023. Operations resumed during 2024 (See Financial Highlights for commencement date of operations

See Notes to Financial Statements	SA-53

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Conservative Growth Class P		Moderate Growth Class I		Moderate Growth Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(7,627)	$(8,588)	$(27,370,813)	$(26,206,145)	$(5,426)	$(4,460)
Realized gain (loss) on investments	37,170	(15,151)	150,549,156	75,370,942	1,518	(11,150)
Change in net unrealized appreciation (depreciation) on investments	85,390	197,486	108,978,860	231,187,007	104,166	122,394
Net Increase (Decrease) in Net Assets Resulting from Operations	114,933	173,747	232,157,203	280,351,804	100,258	106,784
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	102,140,759	88,870,301	934,105	534,577
Transfers between variable and fixed accounts, net	7,554	(121,420)	5,900,943	13,069,235	-	-
Contract benefits and terminations	(384,763)	(190,821)	(342,368,724)	(258,092,604)	(26,031)	(315,521)
Contract charges and deductions	(4,643)	(4,640)	(20,949,423)	(22,513,809)	(4,813)	(7,233)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(8,150)	(25,630)	-	-
Other	5,033	-	(3,694)	65,965	(23)	(22)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(376,819)	(316,881)	(255,288,289)	(178,626,542)	903,238	211,801
NET INCREASE (DECREASE) IN NET ASSETS	(261,886)	(143,134)	(23,131,086)	101,725,262	1,003,496	318,585
NET ASSETS
Beginning of Year	1,468,953	1,612,087	2,243,812,569	2,142,087,307	867,645	549,060
End of Year	$1,207,067	$1,468,953	$2,220,681,483	$2,243,812,569	$1,871,141	$867,645

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Growth Class I		Growth Class P		Aggressive Growth Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(20,294,189)	$(18,572,735)	$(17,625)	$(8,070)	$(16,640)
Realized gain (loss) on investments	83,074,458	(10,586,621)	96,922	(57,559)	(335)
Change in net unrealized appreciation (depreciation) on investments	130,856,015	248,936,068	413,704	348,367	116,792
Net Increase (Decrease) in Net Assets Resulting from Operations	193,636,284	219,776,712	493,001	282,738	99,817
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	31,104,509	23,616,279	221,983	3,149,187	2,672,179
Transfers between variable and fixed accounts, net	(31,426,972)	9,751,905	(79,184)	(443,949)	1,220,313
Contract benefits and terminations	(152,085,979)	(92,523,052)	(544,588)	(18,452)	(750)
Contract charges and deductions	(11,643,928)	(12,153,480)	-	-	(2,548)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(2,914)	605	-	-	-
Other	79,066	16,594	1,552	(70)	(185)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(163,976,218)	(71,291,149)	(400,237)	2,686,716	3,889,009
NET INCREASE (DECREASE) IN NET ASSETS	29,660,066	148,485,563	92,764	2,969,454	3,988,826
NET ASSETS
Beginning of Year or Period	1,600,227,493	1,451,741,930	3,789,935	820,481	-
End of Year or Period	$1,629,887,559	$1,600,227,493	$3,882,699	$3,789,935	$3,988,826

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-54

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class I		Moderate-Conservative Class I		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(13,107,362)	$(14,347,563)	$(19,297,408)	$(20,204,727)	$(90,527,504)	$(90,917,109)
Realized gain (loss) on investments	54,771,879	48,115,959	101,257,587	87,407,786	542,727,717	415,372,197
Change in net unrealized appreciation (depreciation) on investments	2,434,881	39,949,001	9,541,648	61,466,828	126,760,933	403,292,867
Net Increase (Decrease) in Net Assets Resulting from Operations	44,099,398	73,717,397	91,501,827	128,669,887	578,961,146	727,747,955
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,771,813	14,649,883	20,332,180	19,475,578	59,277,968	60,788,048
Transfers between variable and fixed accounts, net	30,957,689	(4,507,018)	(3,928,338)	(4,976,882)	(36,872,885)	(31,206,433)
Contract benefits and terminations	(182,603,402)	(157,004,950)	(210,278,348)	(210,146,367)	(890,888,358)	(778,019,217)
Contract charges and deductions	(8,920,799)	(9,904,064)	(10,784,149)	(11,783,668)	(52,023,641)	(55,672,345)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(20,763)	(10,473)	(37,856)	(149,575)	(231,315)	(127,462)
Other	78,377	23,606	30,737	40,725	70,005	85,143
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(144,737,085)	(156,753,016)	(204,665,774)	(207,540,189)	(920,668,226)	(804,152,266)
NET INCREASE (DECREASE) IN NET ASSETS	(100,637,687)	(83,035,619)	(113,163,947)	(78,870,302)	(341,707,080)	(76,404,311)
NET ASSETS
Beginning of Year	966,656,072	1,049,691,691	1,396,229,421	1,475,099,723	6,307,581,493	6,383,985,804
End of Year	$866,018,385	$966,656,072	$1,283,065,474	$1,396,229,421	$5,965,874,413	$6,307,581,493

	Portfolio Optimization		Portfolio Optimization		Invesco Oppenheimer V.I.
	Growth Class I		Aggressive-Growth Class I		International Growth Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(87,348,537)	$(86,455,873)	$(19,605,554)	$(18,914,943)	$336	$25
Realized gain (loss) on investments	529,504,517	384,768,410	114,531,829	82,279,895	6,131	(55)
Change in net unrealized appreciation (depreciation) on investments	95,796,330	391,391,542	37,421,881	104,157,199	(14,179)	2,899
Net Increase (Decrease) in Net Assets Resulting from Operations	537,952,310	689,704,079	132,348,156	167,522,151	(7,712)	2,869
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	37,136,689	39,912,863	11,621,163	8,655,313	113,879	-
Transfers between variable and fixed accounts, net	(43,942,387)	(38,600,570)	(14,463,541)	(6,791,672)	26,604	-
Contract benefits and terminations	(752,263,417)	(595,163,939)	(151,398,113)	(121,101,697)	(398)	-
Contract charges and deductions	(50,522,514)	(52,596,626)	(9,588,794)	(9,781,784)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	10,814	(21,598)	(288,215)	2,517	-	-
Other	112,088	384,581	8,936	7,294	(3)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(809,468,727)	(646,085,289)	(164,108,564)	(129,010,029)	140,082	(2)
NET INCREASE (DECREASE) IN NET ASSETS	(271,516,417)	43,618,790	(31,760,408)	38,512,122	132,370	2,867
NET ASSETS
Beginning of Year	5,805,877,531	5,762,258,741	1,284,167,130	1,245,655,008	16,843	13,976
End of Year	$5,534,361,114	$5,805,877,531	$1,252,406,722	$1,284,167,130	$149,213	$16,843

See Notes to Financial Statements	SA-55

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Invesco Oppenheimer V.I.		Invesco V.I. American		Invesco V.I. Balanced-Risk
	International Growth Series II		Value Series I		Allocation Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(160,967)	$(153,907)	$288	$40	$19,074	$(479)
Realized gain (loss) on investments	1,326,831	(2,252,936)	1,428	10,226	(147)	(9,323)
Change in net unrealized appreciation (depreciation) on investments	(1,829,922)	5,552,987	(24,939)	(3,128)	(19,367)	16,807
Net Increase (Decrease) in Net Assets Resulting from Operations	(664,058)	3,146,144	(23,223)	7,138	(440)	7,005
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,689,657	1,228,316	761,158	-	390,973	9,338
Transfers between variable and fixed accounts, net	1,049,378	1,792,625	299,468	5,233	(175,307)	(26,523)
Contract benefits and terminations	(2,510,379)	(3,052,692)	(7,779)	(676)	(2,099)	(748)
Contract charges and deductions	(15,488)	(8,087)	-	-	(1,028)	(1,037)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2	(380)	-	-	-	-
Other	607	1,953	(18)	(2)	-	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,213,777	(38,265)	1,052,829	4,555	212,539	(18,970)
NET INCREASE (DECREASE) IN NET ASSETS	549,719	3,107,879	1,029,606	11,693	212,099	(11,965)
NET ASSETS
Beginning of Year	20,059,700	16,951,821	54,132	42,439	107,836	119,801
End of Year	$20,609,419	$20,059,700	$1,083,738	$54,132	$319,935	$107,836

	Invesco V.I. Balanced-Risk		Invesco V.I. Discovery		Invesco V.I. Equity and
	Allocation Series II		Mid Cap Growth Series I		Income Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,043,581	$(3,650,692)	$(745)	$(441)	$345,421	$349,431
Realized gain (loss) on investments	(5,026,124)	(17,185,039)	2,621	(32,271)	2,345,993	1,861,494
Change in net unrealized appreciation (depreciation) on investments	99,878	33,509,556	29,950	42,813	3,134,916	2,353,618
Net Increase (Decrease) in Net Assets Resulting from Operations	6,117,335	12,673,825	31,826	10,101	5,826,330	4,564,543
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,033,401	11,412,575	64,285	51,930	6,283,982	3,639,549
Transfers between variable and fixed accounts, net	(420,731)	(24,336,794)	35,695	(41,039)	2,617,847	30,117
Contract benefits and terminations	(37,326,320)	(33,512,538)	(36,005)	(2,728)	(6,847,858)	(7,845,581)
Contract charges and deductions	(2,996,620)	(3,478,039)	-	-	(77,969)	(78,177)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,190)	-	-	-	-	-
Other	664	25,714	(32)	52	(1,166)	2,096
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(30,710,796)	(49,889,082)	63,943	8,215	1,974,836	(4,251,996)
NET INCREASE (DECREASE) IN NET ASSETS	(24,593,461)	(37,215,257)	95,769	18,316	7,801,166	312,547
NET ASSETS
Beginning of Year	258,104,658	295,319,915	105,376	87,060	54,317,104	54,004,557
End of Year	$233,511,197	$258,104,658	$201,145	$105,376	$62,118,270	$54,317,104

See Notes to Financial Statements	SA-56

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Invesco V.I. EQV International		Invesco V.I. Global		Invesco V.I.
	Equity Series I (1)		Real Estate Series II		Global Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,450	$(2)	$104,153	$7,058	$(306,427)	$(255,796)
Realized gain (loss) on investments	2,619	8	(43,985)	(679,280)	1,901,073	1,542,806
Change in net unrealized appreciation (depreciation) on investments	(35,515)	709	(331,877)	1,259,241	1,738,544	4,519,550
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,446)	715	(271,709)	587,019	3,333,190	5,806,560
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	9,938	1,020,818	902,932	3,087,828	1,605,678
Transfers between variable and fixed accounts, net	500,687	185	(156,451)	711,783	(1,078,107)	1,919,081
Contract benefits and terminations	(8)	(14)	(1,148,308)	(1,375,561)	(5,122,074)	(3,219,217)
Contract charges and deductions	-	-	(1,989)	(1,758)	(17,088)	(9,327)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	54	60
Other	(17)	-	(958)	(4,656)	(102)	(1,314)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	500,662	10,109	(286,888)	232,740	(3,129,489)	294,961
NET INCREASE (DECREASE) IN NET ASSETS	475,216	10,824	(558,597)	819,759	203,701	6,101,521
NET ASSETS
Beginning of Year or Period	10,824	-	8,824,831	8,005,072	23,747,073	17,645,552
End of Year or Period	$486,040	$10,824	$8,266,234	$8,824,831	$23,950,774	$23,747,073

	Invesco V.I. Main Street		Invesco V.I. Nasdaq 100 Buffer -		Invesco V.I. Nasdaq 100 Buffer -
	Small Cap Fund Series I		December Series I		December Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,563)	$6,030	$(361)	$(91)	$(101,604)	$(44,323)
Realized gain (loss) on investments	36,295	2,552	12,965	1	960,424	(155,688)
Change in net unrealized appreciation (depreciation) on investments	39,345	111,126	(1,172)	3,069	332,947	907,581
Net Increase (Decrease) in Net Assets Resulting from Operations	72,077	119,708	11,432	2,979	1,191,767	707,570
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	332,469	374,615	64,273	-	4,275,145	621,126
Transfers between variable and fixed accounts, net	284,841	(723,255)	(864)	56,617	1,284,446	1,507,043
Contract benefits and terminations	(43,558)	(16,791)	(615)	(144)	(676,315)	(365,413)
Contract charges and deductions	-	-	-	-	(1,396)	(1,190)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	5	(28)	(2)	(1)	(534)	(117)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	573,757	(365,459)	62,792	56,472	4,881,346	1,761,449
NET INCREASE (DECREASE) IN NET ASSETS	645,834	(245,751)	74,224	59,451	6,073,113	2,469,019
NET ASSETS
Beginning of Year	499,573	745,324	71,184	11,733	5,072,220	2,603,201
End of Year	$1,145,407	$499,573	$145,408	$71,184	$11,145,333	$5,072,220

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-57

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Invesco V.I. Nasdaq 100 Buffer -		Invesco V.I. Nasdaq 100 Buffer -		Invesco V.I. Nasdaq 100 Buffer -
	June Series I (1)		June Series II		March Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,777)	$(633)	$(92,521)	$(44,236)	$(358)	$(137)
Realized gain (loss) on investments	75,469	29,776	1,441,422	669,357	16,821	3,969
Change in net unrealized appreciation (depreciation) on investments	(22,454)	(1,940)	(397,927)	361,040	(1,120)	3,804
Net Increase (Decrease) in Net Assets Resulting from Operations	51,238	27,203	950,974	986,161	15,343	7,636
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	24,195	-	5,039,051	1,995,375	15,773	21,469
Transfers between variable and fixed accounts, net	256,662	228,411	644,306	(583,731)	7,183	-
Contract benefits and terminations	(5,031)	(1,662)	(427,693)	(165,174)	(528)	(134)
Contract charges and deductions	-	-	(2,825)	(2,444)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(4)	(4)	(2,115)	(146)	(1)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	275,822	226,745	5,250,724	1,243,880	22,427	21,333
NET INCREASE (DECREASE) IN NET ASSETS	327,060	253,948	6,201,698	2,230,041	37,770	28,969
NET ASSETS
Beginning of Year or Period	253,948	-	5,285,004	3,054,963	41,312	12,343
End of Year or Period	$581,008	$253,948	$11,486,702	$5,285,004	$79,082	$41,312

	Invesco V.I. Nasdaq 100 Buffer -		Invesco V.I. Nasdaq 100 Buffer -		Invesco V.I. Nasdaq 100 Buffer -
	March Series II		September Series I		September Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(86,391)	$(60,338)	$(102)	$(98)	$(78,075)	$(36,612)
Realized gain (loss) on investments	1,344,675	647,202	4,269	(6,920)	1,005,731	221,679
Change in net unrealized appreciation (depreciation) on investments	(309,931)	524,983	(1,406)	16,029	(179,703)	691,962
Net Increase (Decrease) in Net Assets Resulting from Operations	948,353	1,111,847	2,761	9,011	747,953	877,029
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,023,476	580,431	36,612	-	4,795,702	1,429,349
Transfers between variable and fixed accounts, net	(1,314,209)	4,925,859	2,504	(1,234)	514,337	1,159,666
Contract benefits and terminations	(797,082)	(930,202)	(46)	(71,229)	(648,760)	(153,660)
Contract charges and deductions	(750)	(503)	-	-	(646)	(1,310)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(436)	(389)	-	2	(165)	184
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	910,999	4,575,196	39,070	(72,461)	4,660,468	2,434,229
NET INCREASE (DECREASE) IN NET ASSETS	1,859,352	5,687,043	41,831	(63,450)	5,408,421	3,311,258
NET ASSETS
Beginning of Year	6,837,284	1,150,241	16,583	80,033	5,459,628	2,148,370
End of Year	$8,696,636	$6,837,284	$58,414	$16,583	$10,868,049	$5,459,628

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-58

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -
	December Series I (1)		December Series II		June Series I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,953)	$(707)	$(319,204)	$(126,862)	$(6,405)	$(3,549)
Realized gain (loss) on investments	8,688	3,551	1,133,007	119,206	125,311	22,060
Change in net unrealized appreciation (depreciation) on investments	37,215	21,673	2,411,723	1,802,578	61,392	101,078
Net Increase (Decrease) in Net Assets Resulting from Operations	43,950	24,517	3,225,526	1,794,922	180,298	119,589
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	575,571	-	10,189,661	4,249,799	202,206	1,481,835
Transfers between variable and fixed accounts, net	(424,782)	323,732	1,146,453	4,017,804	(401,659)	(96,479)
Contract benefits and terminations	(618)	(142)	(1,565,677)	(536,823)	(15,310)	(11,229)
Contract charges and deductions	-	-	(2,490)	(2,536)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(8)	(4)	(2,502)	(1,317)	(3)	(20)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	150,163	323,586	9,765,445	7,726,927	(214,766)	1,374,107
NET INCREASE (DECREASE) IN NET ASSETS	194,113	348,103	12,990,971	9,521,849	(34,468)	1,493,696
NET ASSETS
Beginning of Year or Period	348,103	-	17,773,119	8,251,270	1,493,696	-
End of Year or Period	$542,216	$348,103	$30,764,090	$17,773,119	$1,459,228	$1,493,696

	Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -	Invesco V.I. S&P 500 Buffer -
	June Series II		March Series I (2)	March Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(353,841)	$(179,954)	$(321)	$(273,938)	$(179,613)
Realized gain (loss) on investments	3,099,938	284,291	9,464	2,382,897	696,116
Change in net unrealized appreciation (depreciation) on investments	816,845	1,970,741	4,461	766,045	1,960,334
Net Increase (Decrease) in Net Assets Resulting from Operations	3,562,942	2,075,078	13,604	2,875,004	2,476,837
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,572,743	11,171,154	21,654	7,921,590	3,439,853
Transfers between variable and fixed accounts, net	3,489,503	4,496,283	33,249	5,256,638	2,185,666
Contract benefits and terminations	(1,295,300)	(460,799)	(708)	(1,718,169)	(1,986,180)
Contract charges and deductions	(3,817)	(3,659)	-	(3,720)	(2,820)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	(1,509)	(1,213)	(2)	(5,395)	(427)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,761,620	15,201,766	54,193	11,450,944	3,636,092
NET INCREASE (DECREASE) IN NET ASSETS	14,324,562	17,276,844	67,797	14,325,948	6,112,929
NET ASSETS
Beginning of Year or Period	25,579,226	8,302,382	-	15,335,276	9,222,347
End of Year or Period	$39,903,788	$25,579,226	$67,797	$29,661,224	$15,335,276

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-59

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -		Invesco V.I.
	September Series I		September Series II		Technology Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,140)	$(1,522)	$(405,923)	$(199,441)	$(7,955)	$(4,302)
Realized gain (loss) on investments	25,375	7,548	3,542,903	810,437	79,339	(129,196)
Change in net unrealized appreciation (depreciation) on investments	19,048	58,004	(214,326)	2,659,417	353,588	420,715
Net Increase (Decrease) in Net Assets Resulting from Operations	42,283	64,030	2,922,654	3,270,413	424,972	287,217
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,269	18,634	8,431,369	12,701,886	782,595	29,276
Transfers between variable and fixed accounts, net	17,588	71,081	10,102,751	4,393,454	(80,907)	160,054
Contract benefits and terminations	(6,415)	(121,398)	(3,215,359)	(959,422)	(22,309)	(35,531)
Contract charges and deductions	-	-	(6,313)	(1,244)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2)	(1)	(692)	514	285	(660)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	12,440	(31,684)	15,311,756	16,135,188	679,664	153,139
NET INCREASE (DECREASE) IN NET ASSETS	54,723	32,346	18,234,410	19,405,601	1,104,636	440,356
NET ASSETS
Beginning of Year	416,257	383,911	31,901,756	12,496,155	961,681	521,325
End of Year	$470,980	$416,257	$50,136,166	$31,901,756	$2,066,317	$961,681

	American Funds IS American		American Funds IS Asset		American Funds IS Asset
	High-Income Trust Class 4		Allocation Class 1		Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,378,362	$2,547,080	$250,796	$111,769	$27,515,513	$24,941,060
Realized gain (loss) on investments	(68,978)	(986,396)	355,401	26,130	191,388,711	119,046,475
Change in net unrealized appreciation (depreciation) on investments	1,590,942	3,547,677	660,901	492,084	299,640,070	254,257,065
Net Increase (Decrease) in Net Assets Resulting from Operations	4,900,326	5,108,361	1,267,098	629,983	518,544,294	398,244,600
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,050,854	4,097,814	6,556,416	2,323,171	212,488,198	147,575,774
Transfers between variable and fixed accounts, net	16,178,242	4,333,455	100,549	1,273,915	284,855,132	1,696,495
Contract benefits and terminations	(9,939,677)	(5,486,047)	(836,493)	(96,548)	(586,042,388)	(368,211,533)
Contract charges and deductions	(34,794)	(33,942)	(29,774)	(17,622)	(37,348,344)	(37,028,451)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,906)	-	-	-	(28,578)	(9,987)
Other	(1,333)	(4,244)	(417)	2,779	(31,121)	(28,079)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	17,251,386	2,907,036	5,790,281	3,485,695	(126,107,101)	(256,005,781)
NET INCREASE (DECREASE) IN NET ASSETS	22,151,712	8,015,397	7,057,379	4,115,678	392,437,193	142,238,819
NET ASSETS
Beginning of Year	53,400,309	45,384,912	6,931,376	2,815,698	3,471,549,541	3,329,310,722
End of Year	$75,552,021	$53,400,309	$13,988,755	$6,931,376	$3,863,986,734	$3,471,549,541

See Notes to Financial Statements	SA-60

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	American Funds IS Capital		American Funds IS Capital		American Funds IS
	Income Builder Class 1		Income Builder Class 4		Capital World Bond Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$44,692	$23,965	$2,802,577	$1,959,181	$11,081	$(839)
Realized gain (loss) on investments	591	(2,170)	154,244	(26,215)	599	(5,138)
Change in net unrealized appreciation (depreciation) on investments	73,825	54,488	8,056,258	7,034,672	(29,080)	19,288
Net Increase (Decrease) in Net Assets Resulting from Operations	119,108	76,283	11,013,079	8,967,638	(17,400)	13,311
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	572,003	55,452	15,318,701	9,503,958	229,445	109,392
Transfers between variable and fixed accounts, net	16,740	74,172	1,058,298	3,383,433	153,729	16,538
Contract benefits and terminations	(110,541)	(22,856)	(16,473,893)	(13,529,397)	(48,830)	(75,486)
Contract charges and deductions	-	-	(142,706)	(135,245)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	36	36	-	-
Other	57	(2)	1,813	(946)	(4)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	478,259	106,766	(237,751)	(778,161)	334,340	50,443
NET INCREASE (DECREASE) IN NET ASSETS	597,367	183,049	10,775,328	8,189,477	316,940	63,754
NET ASSETS
Beginning of Year	996,903	813,854	126,046,612	117,857,135	208,952	145,198
End of Year	$1,594,270	$996,903	$136,821,940	$126,046,612	$525,892	$208,952

	American Funds IS		American Funds IS Capital World		American Funds IS Capital World
	Capital World Bond Class 4		Growth and Income Class 1		Growth and Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$228,083	$(225,415)	$25,605	$9,421	$463,884	$531,105
Realized gain (loss) on investments	(458,815)	(752,054)	409	(13,338)	(1,498)	(2,975,636)
Change in net unrealized appreciation (depreciation) on investments	(820,884)	2,051,067	95,745	85,576	9,333,814	14,842,692
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,051,616)	1,073,598	121,759	81,659	9,796,200	12,398,161
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,928,790	1,841,101	1,201,500	98,160	15,488,903	7,050,752
Transfers between variable and fixed accounts, net	1,899,020	1,448,422	(4,770)	287,690	(75,549)	1,320,092
Contract benefits and terminations	(2,355,006)	(2,335,430)	(40,833)	(16,003)	(9,757,882)	(6,855,771)
Contract charges and deductions	(34,444)	(34,723)	-	-	(103,438)	(79,392)
Adjustments to net assets allocated to contracts in payout (annuitization) period	9	12	-	-	233	195
Other	(1,102)	195	237	(22)	3,012	(48)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,437,267	919,577	1,156,134	369,825	5,555,279	1,435,828
NET INCREASE (DECREASE) IN NET ASSETS	1,385,651	1,993,175	1,277,893	451,484	15,351,479	13,833,989
NET ASSETS
Beginning of Year	23,430,362	21,437,187	584,026	132,542	77,244,495	63,410,506
End of Year	$24,816,013	$23,430,362	$1,861,919	$584,026	$92,595,974	$77,244,495

See Notes to Financial Statements	SA-61

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	American Funds IS		American Funds IS		American Funds IS
	Global Balanced Class 4		Global Growth Class 1		Global Growth Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$467,958	$296,576	$39,779	$12,826	$634,831	$(582,882)
Realized gain (loss) on investments	39,921	6,896,372	69,690	(3,164)	5,436,933	9,984,568
Change in net unrealized appreciation (depreciation) on investments	3,314,220	976,831	173,033	195,409	14,334,233	20,116,080
Net Increase (Decrease) in Net Assets Resulting from Operations	3,822,099	8,169,779	282,502	205,071	20,405,997	29,517,766
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,258,894	5,238,491	946,959	1,351,399	35,613,918	13,316,852
Transfers between variable and fixed accounts, net	(1,258,368)	2,062,333	69,341	170,025	678,681	(1,415,581)
Contract benefits and terminations	(9,273,595)	(8,770,270)	(104,538)	(18,722)	(22,264,934)	(18,102,230)
Contract charges and deductions	(83,669)	(83,862)	-	-	(223,949)	(143,313)
Adjustments to net assets allocated to contracts in payout (annuitization) period	17	15	-	-	232	243
Other	(79)	2,226	406	(359)	(5,864)	14,395
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,356,800)	(1,551,067)	912,168	1,502,343	13,798,084	(6,329,634)
NET INCREASE (DECREASE) IN NET ASSETS	2,465,299	6,618,712	1,194,670	1,707,414	34,204,081	23,188,132
NET ASSETS
Beginning of Year	74,400,888	67,782,176	2,051,307	343,893	167,756,548	144,568,416
End of Year	$76,866,187	$74,400,888	$3,245,977	$2,051,307	$201,960,629	$167,756,548

	American Funds IS Global		American Funds IS		American Funds IS
	Small Capitalization Class 4		Growth Class 1		Growth Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(83,591)	$(401,238)	$13,909	$6,339	$(9,553,051)	$(6,693,606)
Realized gain (loss) on investments	999,270	(5,084,721)	235,356	140,759	25,260,321	26,438,642
Change in net unrealized appreciation (depreciation) on investments	(441,020)	11,161,698	1,755,567	890,421	227,507,695	182,652,923
Net Increase (Decrease) in Net Assets Resulting from Operations	474,659	5,675,739	2,004,832	1,037,519	243,214,965	202,397,959
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,048,049	2,553,396	5,891,076	1,586,453	223,382,517	58,560,948
Transfers between variable and fixed accounts, net	1,427,827	1,029,567	(78,599)	72,578	(16,751,534)	40,260,582
Contract benefits and terminations	(4,263,536)	(3,802,142)	(122,575)	(54,981)	(120,164,174)	(71,293,631)
Contract charges and deductions	(73,264)	(70,279)	-	-	(1,110,106)	(666,721)
Adjustments to net assets allocated to contracts in payout (annuitization) period	7	6	-	-	2,285	(9,027)
Other	1,012	1,328	2,777	(577)	10,554	13,828
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,140,095	(288,124)	5,692,679	1,603,473	85,369,542	26,865,979
NET INCREASE (DECREASE) IN NET ASSETS	5,614,754	5,387,615	7,697,511	2,640,992	328,584,507	229,263,938
NET ASSETS
Beginning of Year	44,282,425	38,894,810	4,621,429	1,980,437	781,567,952	552,304,014
End of Year	$49,897,179	$44,282,425	$12,318,940	$4,621,429	$1,110,152,459	$781,567,952

See Notes to Financial Statements	SA-62

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	American Funds IS		American Funds IS		American Funds IS
	Growth-Income Class 1		Growth-Income Class 4		International Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$38,740	$31,702	$(1,269,931)	$88,362	$10,034	$5,614
Realized gain (loss) on investments	183,565	1,475	26,362,893	23,164,959	(1,643)	(15,630)
Change in net unrealized appreciation (depreciation) on investments	579,176	539,743	87,790,187	74,891,913	(14,539)	81,130
Net Increase (Decrease) in Net Assets Resulting from Operations	801,481	572,920	112,883,149	98,145,234	(6,148)	71,114
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,256,767	989,141	94,048,527	32,992,354	1,022,948	44,621
Transfers between variable and fixed accounts, net	(441,221)	402,893	(6,581,948)	9,356,703	70,618	83,613
Contract benefits and terminations	(565,789)	(562,346)	(67,462,394)	(52,206,142)	(81,928)	(8,375)
Contract charges and deductions	-	-	(542,270)	(421,347)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	1,830	4,304	-	-
Other	330	(201)	58,537	(4,845)	(88)	21
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,250,087	829,487	19,522,282	(10,278,973)	1,011,550	119,880
NET INCREASE (DECREASE) IN NET ASSETS	2,051,568	1,402,407	132,405,431	87,866,261	1,005,402	190,994
NET ASSETS
Beginning of Year	3,098,681	1,696,274	498,577,612	410,711,351	563,486	372,492
End of Year	$5,150,249	$3,098,681	$630,983,043	$498,577,612	$1,568,888	$563,486

	American Funds IS		American Funds IS International		American Funds IS International
	International Class 4		Growth and Income Class 1		Growth and Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(46,302)	$39,714	$17,982	$6,875	$741,710	$663,385
Realized gain (loss) on investments	61,796	(3,693,487)	(2,095)	(62,762)	(244,005)	(10,015,790)
Change in net unrealized appreciation (depreciation) on investments	1,767,969	15,517,429	(14,253)	100,846	691,902	16,694,228
Net Increase (Decrease) in Net Assets Resulting from Operations	1,783,463	11,863,656	1,634	44,959	1,189,607	7,341,823
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,796,642	5,120,980	426,004	17,902	5,766,223	4,267,598
Transfers between variable and fixed accounts, net	(1,522,916)	(1,394,308)	66,223	(36,297)	167,520	(2,249,065)
Contract benefits and terminations	(11,459,660)	(9,992,783)	(45,808)	(11,482)	(6,742,383)	(5,589,480)
Contract charges and deductions	(182,232)	(192,312)	-	-	(55,560)	(53,923)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(307)	-	-	-	(1,592)	-
Other	472	(2,774)	(8)	19	61,834	(108)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(368,001)	(6,461,197)	446,411	(29,858)	(803,958)	(3,624,978)
NET INCREASE (DECREASE) IN NET ASSETS	1,415,462	5,402,459	448,045	15,101	385,649	3,716,845
NET ASSETS
Beginning of Year	90,504,546	85,102,087	329,788	314,687	55,643,213	51,926,368
End of Year	$91,920,008	$90,504,546	$777,833	$329,788	$56,028,862	$55,643,213

See Notes to Financial Statements	SA-63

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	American Funds IS Managed Risk		American Funds IS Managed Risk		American Funds IS
	Asset Allocation Class P1		Asset Allocation Class P2		New World Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$50,548	$11,314	$1,226,186	$1,012,067	$43,848	$20,590
Realized gain (loss) on investments	41,082	31,658	2,925,246	16,580,976	6,860	(26,786)
Change in net unrealized appreciation (depreciation) on investments	280,806	161,164	18,295,625	(3,289,295)	51,841	184,515
Net Increase (Decrease) in Net Assets Resulting from Operations	372,436	204,136	22,447,057	14,303,748	102,549	178,319
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	724,336	22,549	15,384,369	12,037,180	1,930,726	728,366
Transfers between variable and fixed accounts, net	(105,739)	2,047,239	3,415,623	1,738,369	346,343	170,429
Contract benefits and terminations	(27,072)	(17,677)	(27,387,352)	(18,656,393)	(69,621)	(206,535)
Contract charges and deductions	-	-	(2,027,134)	(2,077,466)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	77	68	-	-
Other	(16)	(29)	(3,842)	795	282	(87)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	591,509	2,052,082	(10,618,259)	(6,957,447)	2,207,730	692,173
NET INCREASE (DECREASE) IN NET ASSETS	963,945	2,256,218	11,828,798	7,346,301	2,310,279	870,492
NET ASSETS
Beginning of Year	2,545,116	288,898	173,632,361	166,286,060	1,787,157	916,665
End of Year	$3,509,061	$2,545,116	$185,461,159	$173,632,361	$4,097,436	$1,787,157

	American Funds IS		American Funds IS The Bond		American Funds IS The Bond
	New World Fund Class 4		Fund of America Class 1		Fund of America Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$93,968	$109,578	$340,385	$123,357	$5,729,250	$3,579,753
Realized gain (loss) on investments	385,901	(1,677,134)	(7,333)	(248,631)	(2,828,960)	(3,627,657)
Change in net unrealized appreciation (depreciation) on investments	3,280,968	10,774,022	(305,851)	253,328	(2,848,909)	5,569,654
Net Increase (Decrease) in Net Assets Resulting from Operations	3,760,837	9,206,466	27,201	128,054	51,381	5,521,750
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,223,392	5,571,982	3,553,815	1,149,498	34,474,798	17,742,048
Transfers between variable and fixed accounts, net	1,784,996	1,150,673	1,890,071	153,987	21,289,289	17,409,699
Contract benefits and terminations	(9,581,258)	(8,295,331)	(313,109)	(433,246)	(21,885,677)	(15,732,848)
Contract charges and deductions	(83,470)	(68,080)	-	-	(249,581)	(223,290)
Adjustments to net assets allocated to contracts in payout (annuitization) period	55	41	-	-	(3,639)	14
Other	845	2,603	(85)	1,048	(614)	(952)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,344,560	(1,638,112)	5,130,692	871,287	33,624,576	19,194,671
NET INCREASE (DECREASE) IN NET ASSETS	6,105,397	7,568,354	5,157,893	999,341	33,675,957	24,716,421
NET ASSETS
Beginning of Year	72,047,669	64,479,315	4,027,370	3,028,029	157,548,110	132,831,689
End of Year	$78,153,066	$72,047,669	$9,185,263	$4,027,370	$191,224,067	$157,548,110

See Notes to Financial Statements	SA-64

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	American Funds IS U.S. Government		American Funds IS U.S. Government		American Funds IS Washington
	Securities Class 1		Securities Class 4		Mutual Investors Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$128,106	$72,447	$1,534,416	$1,236,622	$61,347	$22,688
Realized gain (loss) on investments	(2,321)	(30,227)	(1,245,511)	(5,391,774)	27,962	(6,695)
Change in net unrealized appreciation (depreciation) on investments	(114,351)	(11,258)	(685,728)	4,662,005	411,425	167,220
Net Increase (Decrease) in Net Assets Resulting from Operations	11,434	30,962	(396,823)	506,853	500,734	183,213
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	803,716	477,001	4,591,505	3,251,385	2,382,323	561,888
Transfers between variable and fixed accounts, net	501,977	911,025	4,988,760	3,928,817	(157,576)	843,088
Contract benefits and terminations	(24,725)	(11,847)	(9,072,706)	(11,499,307)	(68,160)	(19,701)
Contract charges and deductions	-	-	(40,719)	(42,021)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	94	(3,548)	-	-
Other	(10)	3,628	1,140	1,567	2,871	2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,280,958	1,379,807	468,074	(4,363,107)	2,159,458	1,385,277
NET INCREASE (DECREASE) IN NET ASSETS	1,292,392	1,410,769	71,251	(3,856,254)	2,660,192	1,568,490
NET ASSETS
Beginning of Year	2,179,391	768,622	55,101,790	58,958,044	2,331,467	762,977
End of Year	$3,471,783	$2,179,391	$55,173,041	$55,101,790	$4,991,659	$2,331,467

	American Funds IS Washington		BlackRock 60/40 Target		BlackRock Capital Appreciation
	Mutual Investors Class 4		Allocation ETF V.I. Class I		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,203,512	$1,387,704	$3,740,048	$2,337,029	$(323,779)	$(287,354)
Realized gain (loss) on investments	2,121,247	(687,562)	16,359,631	(3,648,688)	16,315,194	(46,375)
Change in net unrealized appreciation (depreciation) on investments	38,699,583	30,806,298	4,914,882	29,519,597	(5,505,984)	13,884,752
Net Increase (Decrease) in Net Assets Resulting from Operations	42,024,342	31,506,440	25,014,561	28,207,938	10,485,431	13,551,023
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	50,848,883	17,994,283	53,964,613	23,738,744	1,662,929	908,736
Transfers between variable and fixed accounts, net	15,194,799	6,921,979	6,436,553	4,991,361	(4,758,062)	(4,386,955)
Contract benefits and terminations	(30,310,232)	(23,358,243)	(21,315,483)	(11,824,627)	(4,227,290)	(3,935,263)
Contract charges and deductions	(299,569)	(217,535)	(112,074)	(59,585)	(304,598)	(317,661)
Adjustments to net assets allocated to contracts in payout (annuitization) period	257	203	-	-	(448)	(1,527)
Other	9,379	(1,637)	(3,464)	(4,017)	(1,294)	496
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	35,443,517	1,339,050	38,970,145	16,841,876	(7,628,763)	(7,732,174)
NET INCREASE (DECREASE) IN NET ASSETS	77,467,859	32,845,490	63,984,706	45,049,814	2,856,668	5,818,849
NET ASSETS
Beginning of Year	232,921,489	200,075,999	235,498,602	190,448,788	37,009,170	31,190,321
End of Year	$310,389,348	$232,921,489	$299,483,308	$235,498,602	$39,865,838	$37,009,170

See Notes to Financial Statements	SA-65

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	BlackRock Equity Dividend		BlackRock Global Allocation		BlackRock Global Allocation
	V.I. Class I		V.I. Class I		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$50,625	$13,492	$14,163	$19,538	$809,680	$13,130,379
Realized gain (loss) on investments	203,433	27,882	95,632	(31,919)	112,731,231	(13,603,899)
Change in net unrealized appreciation (depreciation) on investments	(137,886)	56,287	(1,195)	146,746	(28,831,050)	123,026,097
Net Increase (Decrease) in Net Assets Resulting from Operations	116,172	97,661	108,600	134,365	84,709,861	122,552,577
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,586,815	150,268	-	173,131	25,476,571	27,170,331
Transfers between variable and fixed accounts, net	(4,234)	13,915	308,639	(106,004)	(26,914,617)	(8,757,098)
Contract benefits and terminations	(44,458)	(15,411)	(32,102)	(101,738)	(161,591,647)	(142,982,210)
Contract charges and deductions	-	-	(12,641)	(11,716)	(13,133,231)	(14,467,296)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(11,101)	(47,368)
Other	(19)	(8)	(4)	(187)	(5,175)	4,616
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,538,104	148,764	263,892	(46,514)	(176,179,200)	(139,079,025)
NET INCREASE (DECREASE) IN NET ASSETS	1,654,276	246,425	372,492	87,851	(91,469,339)	(16,526,448)
NET ASSETS
Beginning of Year	1,014,953	768,528	1,151,223	1,063,372	1,175,696,253	1,192,222,701
End of Year	$2,669,229	$1,014,953	$1,523,715	$1,151,223	$1,084,226,914	$1,175,696,253

	BlackRock High Yield		BlackRock S&P 500 Index		BlackRock Small Cap Index
	V.I. Class I		V.I. Class I		V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$107,493	$47,662	$44,332	$18,892	$106,436	$43,555
Realized gain (loss) on investments	727	(7,304)	197,262	57,573	378,496	15,560
Change in net unrealized appreciation (depreciation) on investments	18,882	72,561	440,985	236,100	187,643	606,848
Net Increase (Decrease) in Net Assets Resulting from Operations	127,102	112,919	682,579	312,565	672,575	665,963
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	355,020	84,310	2,394,185	795,505	2,492,387	1,079,467
Transfers between variable and fixed accounts, net	267,344	607,925	153,016	174,183	(314,017)	89,534
Contract benefits and terminations	(125,391)	(70,526)	(195,434)	(154,127)	(117,583)	(153,442)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(11)	(58)	224	(346)	(1,228)	(988)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	496,962	621,651	2,351,991	815,215	2,059,559	1,014,571
NET INCREASE (DECREASE) IN NET ASSETS	624,064	734,570	3,034,570	1,127,780	2,732,134	1,680,534
NET ASSETS
Beginning of Year	1,340,196	605,626	2,049,319	921,539	5,187,067	3,506,533
End of Year	$1,964,260	$1,340,196	$5,083,889	$2,049,319	$7,919,201	$5,187,067

See Notes to Financial Statements	SA-66

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	BlackRock Total Return		DFA VA Equity Allocation		DFA VA Global Bond
	V.I. Class I		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$91,874	$51,149	$22,175	$3,927	$41,748	$20,250
Realized gain (loss) on investments	2,867	(27,009)	16,620	1,900	(3,916)	(1,264)
Change in net unrealized appreciation (depreciation) on investments	(87,994)	68,261	53,003	28,602	(401)	2,138
Net Increase (Decrease) in Net Assets Resulting from Operations	6,747	92,401	91,798	34,429	37,431	21,124
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	862,414	409,093	934,036	115,117	511,847	105,367
Transfers between variable and fixed accounts, net	(43,796)	576,494	173,694	(2,340)	89,442	53,884
Contract benefits and terminations	(31,013)	(24,573)	(56,284)	(16,323)	(202,886)	(7,146)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(14)	(17)	(19)	(3)	(7)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	787,591	960,997	1,051,427	96,451	398,396	152,103
NET INCREASE (DECREASE) IN NET ASSETS	794,338	1,053,398	1,143,225	130,880	435,827	173,227
NET ASSETS
Beginning of Year	2,139,567	1,086,169	280,805	149,925	579,649	406,422
End of Year	$2,933,905	$2,139,567	$1,424,030	$280,805	$1,015,476	$579,649

	DFA VA Global Moderate		DFA VA International Small		DFA VA International Value
	Allocation Institutional Class		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$120,654	$32,811	$45,666	$15,869	$183,527	$83,439
Realized gain (loss) on investments	34,862	13,001	38,191	(24,198)	98,910	(1,437)
Change in net unrealized appreciation (depreciation) on investments	60,477	72,006	(81,257)	67,433	(196,758)	177,355
Net Increase (Decrease) in Net Assets Resulting from Operations	215,993	117,818	2,600	59,104	85,679	259,357
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,421,960	718,039	835,673	257,237	2,275,832	410,796
Transfers between variable and fixed accounts, net	(103,923)	263,045	22,645	35,316	628,857	38,344
Contract benefits and terminations	(42,719)	(12,365)	(66,275)	(21,744)	(106,033)	(12,758)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(27)	(14)	(16)	(5)	2,119	(12)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,275,291	968,705	792,027	270,804	2,800,775	436,370
NET INCREASE (DECREASE) IN NET ASSETS	3,491,284	1,086,523	794,627	329,908	2,886,454	695,727
NET ASSETS
Beginning of Year	1,454,350	367,827	662,719	332,811	2,061,979	1,366,252
End of Year	$4,945,634	$1,454,350	$1,457,346	$662,719	$4,948,433	$2,061,979

See Notes to Financial Statements	SA-67

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	DFA VA Short-Term Fixed		DFA VA US Large Value		DFA VA US Targeted Value
	Institutional Class		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$266,520	$131,995	$150,478	$88,163	$49,192	$20,115
Realized gain (loss) on investments	(1,721)	(5,397)	918,947	39,541	315,909	104,537
Change in net unrealized appreciation
(depreciation) on investments	(35,335)	9,880	(275,941)	287,109	(98,726)	177,301
Net Increase (Decrease) in Net Assets Resulting from Operations	229,464	136,478	793,484	414,813	266,375	301,953
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,977,678	1,428,971	2,819,042	1,509,801	1,674,263	595,996
Transfers between variable and fixed accounts, net	232,495	316,028	946,705	347,524	655,913	478,915
Contract benefits and terminations	(354,736)	(378,730)	(262,119)	(216,204)	(85,232)	(63,513)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1,035)	(20)	790	(50)	(240)	(23)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,854,402	1,366,249	3,504,418	1,641,071	2,244,704	1,011,375
NET INCREASE (DECREASE) IN NET ASSETS	2,083,866	1,502,727	4,297,902	2,055,884	2,511,079	1,313,328
NET ASSETS
Beginning of Year	3,919,134	2,416,407	4,891,183	2,835,299	2,259,571	946,243
End of Year	$6,003,000	$3,919,134	$9,189,085	$4,891,183	$4,770,650	$2,259,571

	Fidelity VIP Consumer Discretionary		Fidelity VIP Contrafund		Fidelity VIP Contrafund
	Initial Class		Initial Class		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(220)	$(19)	$(15,105)	$3,780	$(5,298,876)	$(2,834,308)
Realized gain (loss) on investments	270	3	883,575	33,318	63,690,910	9,704,977
Change in net unrealized appreciation (depreciation) on investments	14,698	1,868	468,909	182,681	59,818,301	78,956,050
Net Increase (Decrease) in Net Assets Resulting from Operations	14,748	1,852	1,337,379	219,779	118,210,335	85,826,719
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	58,483	4,219	3,498,064	322,253	100,531,612	25,593,679
Transfers between variable and fixed accounts, net	(3,331)	479	329,938	2,007,579	56,532,041	14,480,926
Contract benefits and terminations	(253)	(16)	(144,832)	(13,698)	(64,758,656)	(42,483,845)
Contract charges and deductions	-	-	-	-	(427,716)	(219,183)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(418)	4,088
Other	1	(1)	3,366	(17)	(24,052)	25,496
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	54,900	4,681	3,686,536	2,316,117	91,852,811	(2,598,839)
NET INCREASE (DECREASE) IN NET ASSETS	69,648	6,533	5,023,915	2,535,896	210,063,146	83,227,880
NET ASSETS
Beginning of Year	10,309	3,776	2,908,487	372,591	359,194,850	275,966,970
End of Year	$79,957	$10,309	$7,932,402	$2,908,487	$569,257,996	$359,194,850

See Notes to Financial Statements	SA-68

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Fidelity VIP Emerging Markets		Fidelity VIP Energy		Fidelity VIP Extended Market Index
	Initial Class		Initial Class		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$24,410	$21,766	$33,860	$29,438	$37,539	$40,559
Realized gain (loss) on investments	(649)	(12,921)	(2,126)	(22,706)	23,671	(26,362)
Change in net unrealized appreciation (depreciation) on investments	105,237	65,809	(1,324)	(38,879)	352,413	390,454
Net Increase (Decrease) in Net Assets Resulting from Operations	128,998	74,654	30,410	(32,147)	413,623	404,651
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	865,319	298,744	328,860	34,939	1,830,301	1,076,682
Transfers between variable and fixed accounts, net	131,591	353,278	85,099	857,574	(888,381)	311,562
Contract benefits and terminations	(88,138)	(14,650)	(42,785)	(73,445)	(43,451)	(46,763)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(360)	(9)	(69)	(96)	1,241	(18)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	908,412	637,363	371,105	818,972	899,710	1,341,463
NET INCREASE (DECREASE) IN NET ASSETS	1,037,410	712,017	401,515	786,825	1,313,333	1,746,114
NET ASSETS
Beginning of Year	1,283,808	571,791	1,508,259	721,434	3,126,215	1,380,101
End of Year	$2,321,218	$1,283,808	$1,909,774	$1,508,259	$4,439,548	$3,126,215

	Fidelity VIP FundsManager 60%		Fidelity VIP FundsManager 60%		Fidelity VIP Government
	Investor Class		Service Class 2		Money Market Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,990,492	$3,113,779	$2,762,459	$3,814,667	$973,660	$790,561
Realized gain (loss) on investments	(40,864)	(31,582)	1,275,711	(12,586,292)	-	-
Change in net unrealized appreciation (depreciation) on investments	17,959,405	13,426,610	28,694,369	55,550,820	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	21,909,033	16,508,807	32,732,539	46,779,195	973,660	790,561
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	96,629,377	201,387,146	25,454,443	26,636,035	24,644,697	24,047,670
Transfers between variable and fixed accounts, net	665,122	812,872	6,219,411	14,938,392	(15,268,374)	(19,126,111)
Contract benefits and terminations	(3,067,644)	(1,749,712)	(57,264,731)	(41,516,129)	(5,261,133)	(2,061,719)
Contract charges and deductions	(2,249,651)	(1,043,089)	(4,980,081)	(5,127,641)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	2,184	1,563	-	-
Other	(17,050)	(16,947)	4,182	4,026	(2,390)	(4,155)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	91,960,154	199,390,270	(30,564,592)	(5,063,754)	4,112,800	2,855,685
NET INCREASE (DECREASE) IN NET ASSETS	113,869,187	215,899,077	2,167,947	41,715,441	5,086,460	3,646,246
NET ASSETS
Beginning of Year	221,165,094	5,266,017	413,889,313	372,173,872	19,493,023	15,846,777
End of Year	$335,034,281	$221,165,094	$416,057,260	$413,889,313	$24,579,483	$19,493,023

See Notes to Financial Statements	SA-69

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Fidelity VIP Government		Fidelity VIP Government		Fidelity VIP Growth
	Money Market Investor Class (1)		Money Market Service Class		Opportunities Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,097	$2,878	$19,410,270	$17,957,366	$(5,681)	$(2,654)
Realized gain (loss) on investments	-	-	-	-	3,417	(10,565)
Change in net unrealized appreciation (depreciation) on investments	-	-	-	-	372,228	217,765
Net Increase (Decrease) in Net Assets Resulting from Operations	2,097	2,878	19,410,270	17,957,366	369,964	204,546
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	663,000	810,000	125,361,137	68,625,683	588,830	239,195
Transfers between variable and fixed accounts, net	(665,122)	(812,872)	112,386,439	126,481,386	98,913	(49,592)
Contract benefits and terminations	-	-	(243,530,534)	(212,887,156)	(68,594)	(6,438)
Contract charges and deductions	-	-	(467,463)	(446,518)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(473)	(15,208)	-	-
Other	25	(6)	(8,596)	(35,302)	(411)	(12)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,097)	(2,878)	(6,259,490)	(18,277,115)	618,738	183,153
NET INCREASE (DECREASE) IN NET ASSETS	-	-	13,150,780	(319,749)	988,702	387,699
NET ASSETS
Beginning of Year or Period	-	-	501,906,191	502,225,940	737,197	349,498
End of Year or Period	$-	$-	$515,056,971	$501,906,191	$1,725,899	$737,197

	Fidelity VIP		Fidelity VIP Investment		Fidelity VIP Strategic Income
	Index 500 Initial Class		Grade Bond Initial Class		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$78,171	$44,051	$186,262	$78,073	$2,351,090	$2,685,515
Realized gain (loss) on investments	12,990	(32)	(19,967)	(24,398)	(399,754)	(1,982,810)
Change in net unrealized appreciation (depreciation) on investments	1,722,298	864,826	(78,711)	92,551	2,142,920	5,702,163
Net Increase (Decrease) in Net Assets Resulting from Operations	1,813,459	908,845	87,584	146,226	4,094,256	6,404,868
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,766,706	1,584,102	1,882,768	1,908,534	17,581,877	9,732,138
Transfers between variable and fixed accounts, net	(38,412)	833,644	446,049	612,506	6,174,334	3,312,588
Contract benefits and terminations	(304,471)	(257,369)	(89,603)	(125,795)	(18,945,366)	(12,765,782)
Contract charges and deductions	-	-	-	-	(56,062)	(42,341)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(539)	(108)	51	44	(1,671)	(3,180)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,423,284	2,160,269	2,239,265	2,395,289	4,753,112	233,423
NET INCREASE (DECREASE) IN NET ASSETS	4,236,743	3,069,114	2,326,849	2,541,515	8,847,368	6,638,291
NET ASSETS
Beginning of Year	6,062,155	2,993,041	3,792,159	1,250,644	87,669,229	81,030,938
End of Year	$10,298,898	$6,062,155	$6,119,008	$3,792,159	$96,516,597	$87,669,229

(1) Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023. Operations resumed during 2024 and all units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-70

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Fidelity VIP Value		First Trust Dorsey Wright		First Trust/Dow Jones
	Strategies Initial Class		Tactical Core Class I		Dividend & Income Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$15,686	$5,793	$(90,555)	$312,195	$6,276,189	$5,774,755
Realized gain (loss) on investments	336,246	7,534	422,451	(377,805)	13,488,094	7,832,797
Change in net unrealized appreciation (depreciation) on investments	(208,651)	140,757	3,764,938	3,377,709	7,541,842	37,168,737
Net Increase (Decrease) in Net Assets Resulting from Operations	143,281	154,084	4,096,834	3,312,099	27,306,125	50,776,289
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	741,179	264,281	4,956,321	3,493,841	29,072,987	33,405,350
Transfers between variable and fixed accounts, net	233,054	364,156	(939,063)	419,394	1,194,037	(1,367,224)
Contract benefits and terminations	(54,519)	(31,114)	(5,464,150)	(4,154,554)	(94,815,319)	(69,791,849)
Contract charges and deductions	-	-	(14,048)	(7,558)	(6,458,019)	(7,053,886)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	1,741	(4,188)
Other	(226)	(118)	(4,646)	(979)	(3,137)	1,772
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	919,488	597,205	(1,465,586)	(249,856)	(71,007,710)	(44,810,025)
NET INCREASE (DECREASE) IN NET ASSETS	1,062,769	751,289	2,631,248	3,062,243	(43,701,585)	5,966,264
NET ASSETS
Beginning of Year	1,358,387	607,098	36,506,355	33,444,112	599,615,142	593,648,878
End of Year	$2,421,156	$1,358,387	$39,137,603	$36,506,355	$555,913,557	$599,615,142

	Franklin		Franklin		Franklin Income
	Allocation VIP Class 2		Allocation VIP Class 4		VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$280,567	$135,191	$1,127,885	$(164,152)	$19,852	$15,688
Realized gain (loss) on investments	(239,328)	(747,295)	1,472,844	(5,682,790)	1,308	18,644
Change in net unrealized appreciation (depreciation) on investments	1,790,475	3,472,019	14,490,549	33,774,396	(5,260)	(7,868)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,831,714	2,859,915	17,091,278	27,927,454	15,900	26,464
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,651,392	1,060,623	12,509,547	8,780,465	777,815	6,112
Transfers between variable and fixed accounts, net	(176,477)	56,571	(2,769,664)	8,591,845	14,606	112,199
Contract benefits and terminations	(2,941,753)	(1,938,779)	(34,668,924)	(24,853,326)	(9,207)	(3,953)
Contract charges and deductions	(82,279)	(73,928)	(2,514,559)	(2,477,813)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	12	13	312	184	-	-
Other	99	(8)	(8,572)	(4,407)	(14)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,549,006)	(895,508)	(27,451,860)	(9,963,052)	783,200	114,356
NET INCREASE (DECREASE) IN NET ASSETS	282,708	1,964,407	(10,360,582)	17,964,402	799,100	140,820
NET ASSETS
Beginning of Year	23,422,478	21,458,071	237,425,334	219,460,932	382,813	241,993
End of Year	$23,705,186	$23,422,478	$227,064,752	$237,425,334	$1,181,913	$382,813

See Notes to Financial Statements	SA-71

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Franklin Income		Franklin Mutual Global		Franklin Mutual
	VIP Class 2		Discovery VIP Class 2		Shares VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,138,802	$2,361,366	$1,070,806	$2,165,357	$4,945	$955
Realized gain (loss) on investments	322,684	2,152,161	12,770,273	5,528,835	14,996	4,892
Change in net unrealized appreciation (depreciation) on investments	1,042,746	(422,376)	(8,242,831)	18,622,927	11,507	11,020
Net Increase (Decrease) in Net Assets Resulting from Operations	4,504,232	4,091,151	5,598,248	26,317,119	31,448	16,867
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,290,178	4,732,805	5,210,539	3,107,726	100,023	-
Transfers between variable and fixed accounts, net	22,430,884	(2,847,301)	(229,138)	(7,839,195)	1,213	88,267
Contract benefits and terminations	(14,508,546)	(7,137,815)	(22,737,151)	(19,633,238)	(108,416)	(887)
Contract charges and deductions	(21,351)	(12,875)	(678,346)	(775,786)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	4	-	(5,970)	(419)	-	-
Other	2,662	(412)	(840)	475	1	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	15,193,831	(5,265,598)	(18,440,906)	(25,140,437)	(7,179)	87,379
NET INCREASE (DECREASE) IN NET ASSETS	19,698,063	(1,174,447)	(12,842,658)	1,176,682	24,269	104,246
NET ASSETS
Beginning of Year	59,444,387	60,618,834	151,445,501	150,268,819	158,370	54,124
End of Year	$79,142,450	$59,444,387	$138,602,843	$151,445,501	$182,639	$158,370

	Franklin Rising		Franklin Rising		Franklin
	Dividends VIP Class 1		Dividends VIP Class 2		Small Cap Value VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11,617	$6,663	$(272,318)	$(490,819)	$3,703	$486
Realized gain (loss) on investments	89,314	71,031	12,769,450	23,759,976	11,927	3,347
Change in net unrealized appreciation (depreciation) on investments	38,949	57,025	10,259,302	31,010	26,529	24,234
Net Increase (Decrease) in Net Assets Resulting from Operations	139,880	134,719	22,756,434	23,300,167	42,159	28,067
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,683,393	413,715	22,884,562	14,016,954	333,482	40,975
Transfers between variable and fixed accounts, net	36,663	401,141	5,094,264	5,537,454	473,985	81,246
Contract benefits and terminations	(236,308)	(172,244)	(35,646,877)	(27,581,766)	(39,703)	(5,777)
Contract charges and deductions	-	-	(216,721)	(198,603)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(3,173)	(13,752)	-	-
Other	238	(59)	4,164	1,083	(65)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,483,986	642,553	(7,883,781)	(8,238,630)	767,699	116,442
NET INCREASE (DECREASE) IN NET ASSETS	1,623,866	777,272	14,872,653	15,061,537	809,858	144,509
NET ASSETS
Beginning of Year	1,631,625	854,353	236,646,176	221,584,639	278,139	133,630
End of Year	$3,255,491	$1,631,625	$251,518,829	$236,646,176	$1,087,997	$278,139

See Notes to Financial Statements	SA-72

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Franklin		Franklin		Templeton
	Small-Mid Cap Growth VIP Class 1		Strategic Income VIP Class 1		Foreign VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(6,499)	$(2,360)	$33,726	$12,879	$3,618	$3,750
Realized gain (loss) on investments	3,628	(65,313)	9,376	(21,411)	8,901	(471)
Change in net unrealized appreciation (depreciation) on investments	144,613	215,879	(7,887)	59,893	(12,396)	16,835
Net Increase (Decrease) in Net Assets Resulting from Operations	141,742	148,206	35,215	51,361	123	20,114
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	402,502	379,981	1,050,202	1,210,333	42,771	15,390
Transfers between variable and fixed accounts, net	228,669	46,588	470,630	(715,254)	(83,634)	84,242
Contract benefits and terminations	(77,833)	(6,589)	(318,351)	(2,713)	(576)	(2,563)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(91)	(15)	(20)	(24)	-	(41)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	553,247	419,965	1,202,461	492,342	(41,439)	97,028
NET INCREASE (DECREASE) IN NET ASSETS	694,989	568,171	1,237,676	543,703	(41,316)	117,142
NET ASSETS
Beginning of Year	936,861	368,690	848,751	305,048	145,184	28,042
End of Year	$1,631,850	$936,861	$2,086,427	$848,751	$103,868	$145,184

	Templeton		Templeton		Goldman Sachs VIT Large Cap
	Global Bond VIP Class 1		Global Bond VIP Class 2		Value Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,769)	$(1,257)	$(574,990)	$(630,787)	$2,461	$915
Realized gain (loss) on investments	(1,182)	(1,592)	(1,839,584)	(2,997,981)	28,188	6,342
Change in net unrealized appreciation (depreciation) on investments	(43,295)	12,233	(3,967,618)	4,421,837	(18,181)	7,661
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,246)	9,384	(6,382,192)	793,069	12,468	14,918
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	44,718	237,510	2,568,905	1,703,979	156,399	73,906
Transfers between variable and fixed accounts, net	2,929	51,062	4,351,239	1,205,251	(39,885)	(47,720)
Contract benefits and terminations	(17,217)	(23,597)	(10,093,973)	(8,342,149)	(26,693)	(756)
Contract charges and deductions	-	-	(69,750)	(74,274)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	21	(37)	-	-
Other	349	(6)	80	322	(5)	(373)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	30,779	264,969	(3,243,478)	(5,506,908)	89,816	25,057
NET INCREASE (DECREASE) IN NET ASSETS	(15,467)	274,353	(9,625,670)	(4,713,839)	102,284	39,975
NET ASSETS
Beginning of Year	381,085	106,732	54,152,465	58,866,304	98,384	58,409
End of Year	$365,618	$381,085	$44,526,795	$54,152,465	$200,668	$98,384

See Notes to Financial Statements	SA-73

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Goldman Sachs VIT Mid Cap		Goldman Sachs VIT Strategic		Goldman Sachs VIT Trends Driven
	Value Institutional Shares		Growth Institutional Shares		Allocation Fund Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,420	$1,724	$(3,276)	$(2,020)	$725	$1,540
Realized gain (loss) on investments	29,560	(5,536)	50,457	18,441	4,505	(15,054)
Change in net unrealized appreciation (depreciation) on investments	8,515	32,891	112,964	94,155	2,102	38,707
Net Increase (Decrease) in Net Assets Resulting from Operations	41,495	29,079	160,145	110,576	7,332	25,193
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	130,672	139,958	27,069	-	26,192	-
Transfers between variable and fixed accounts, net	157,433	28,303	6,952	292,635	(58)	7,889
Contract benefits and terminations	(84,330)	(122,380)	(7,459)	(4,447)	(130,013)	(136,649)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(155)	-	(8)	(19)	17	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	203,620	45,881	26,554	288,169	(103,862)	(128,759)
NET INCREASE (DECREASE) IN NET ASSETS	245,115	74,960	186,699	398,745	(96,530)	(103,566)
NET ASSETS
Beginning of Year	269,271	194,311	502,955	104,210	132,214	235,780
End of Year	$514,386	$269,271	$689,654	$502,955	$35,684	$132,214

	Janus Henderson		Janus Henderson		Janus Henderson
	Balanced Institutional Shares		Balanced Service Shares		Enterprise Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$62,402	$25,232	$31,495,275	$30,990,131	$2,441	$(2,975)
Realized gain (loss) on investments	11,617	(134,524)	90,136,416	(44,903,087)	41,762	48,880
Change in net unrealized appreciation (depreciation) on investments	314,491	404,147	645,855,980	703,226,274	89,935	75,110
Net Increase (Decrease) in Net Assets Resulting from Operations	388,510	294,855	767,487,671	689,313,318	134,138	121,015
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,919,745	950,980	475,381,082	399,510,409	312,440	74,074
Transfers between variable and fixed accounts, net	258,742	(1,405,142)	40,435,123	106,995,086	539,210	133,964
Contract benefits and terminations	(479,451)	(45,895)	(781,876,612)	(494,536,340)	(35,481)	(18,003)
Contract charges and deductions	(19,673)	(6,895)	(59,766,292)	(59,250,238)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(45,307)	(45,367)	-	-
Other	(992)	2,603	(14,304)	54,803	(15)	3
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,678,371	(504,349)	(325,886,310)	(47,271,647)	816,154	190,038
NET INCREASE (DECREASE) IN NET ASSETS	2,066,881	(209,494)	441,601,361	642,041,671	950,292	311,053
NET ASSETS
Beginning of Year	2,099,978	2,309,472	5,680,990,250	5,038,948,579	910,760	599,707
End of Year	$4,166,859	$2,099,978	$6,122,591,611	$5,680,990,250	$1,861,052	$910,760

See Notes to Financial Statements	SA-74

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Janus Henderson		LVIP American Century Inflation		LVIP American Century
	Flexible Bond Service Shares		Protection Standard Class II (1)		MidCap Value Standard Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$991,010	$737,260	$12,052		$11,738	$12,266
Realized gain (loss) on investments	(672,740)	(981,402)	(1,175)		2,548	49,770
Change in net unrealized appreciation (depreciation) on investments	(266,956)	1,442,056	(12,336)		17,301	(26,797)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,314	1,197,914	(1,459)		31,587	35,239
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,859,275	1,533,511	189,865		361,122	100,137
Transfers between variable and fixed accounts, net	3,860,844	2,301,509	158,130		(523,209)	470,292
Contract benefits and terminations	(5,515,939)	(3,497,333)	(1,482)		(81,734)	(23,508)
Contract charges and deductions	(15,936)	(10,518)	-		-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	32	33	-		-	-
Other	3,455	2,465	(8)		818	(70)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,191,731	329,667	346,505		(243,003)	546,851
NET INCREASE (DECREASE) IN NET ASSETS	2,243,045	1,527,581	345,046		(211,416)	582,090
NET ASSETS
Beginning of Year or Period	31,472,054	29,944,473	-		756,355	174,265
End of Year or Period	$33,715,099	$31,472,054	$345,046		$544,939	$756,355

	LVIP American Century		LVIP JPMorgan		LVIP JPMorgan
	MidCap Value Service Class		Core Bond Standard Class		Mid Cap Value Standard Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,033,920	$949,797	$132,269	$32,033	$383	$14,608
Realized gain (loss) on investments	5,908,242	9,192,764	(3,985)	(5,146)	34,380	41,927
Change in net unrealized appreciation (depreciation) on investments	(53,549)	(5,726,540)	(116,180)	8,382	(17,695)	2,461
Net Increase (Decrease) in Net Assets Resulting from Operations	6,888,613	4,416,021	12,104	35,269	17,068	58,996
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,297,748	6,717,087	1,211,924	25,848	73,364	-
Transfers between variable and fixed accounts, net	(5,243,163)	(3,199,718)	275,409	1,634,366	(59,890)	(411,389)
Contract benefits and terminations	(14,701,592)	(13,253,984)	(32,987)	(5,880)	(5,494)	(21,980)
Contract charges and deductions	(78,118)	(69,528)	(61)	(63)	(14)	(28)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(43)	3,714	(2)	-	-	-
Other	4,692	161	717	7	-	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,720,476)	(9,802,268)	1,455,000	1,654,278	7,966	(433,403)
NET INCREASE (DECREASE) IN NET ASSETS	(7,831,863)	(5,386,247)	1,467,104	1,689,547	25,034	(374,407)
NET ASSETS
Beginning of Year	95,195,789	100,582,036	1,862,465	172,918	165,714	540,121
End of Year	$87,363,926	$95,195,789	$3,329,569	$1,862,465	$190,748	$165,714

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-75

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	LVIP JPMorgan		Western Asset Core		Lord Abbett
	U.S. Equity Standard Class		Plus VIT Class I		Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(189)	$28	$157,742	$75,156	$6,551,172	$5,351,553
Realized gain (loss) on investments	1,092	727	(15,695)	(142,903)	(1,517,447)	(4,427,903)
Change in net unrealized appreciation (depreciation) on investments	1,586	2,606	(139,845)	186,820	2,603,525	6,201,184
Net Increase (Decrease) in Net Assets Resulting from Operations	2,489	3,361	2,202	119,073	7,637,250	7,124,834
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	1,615,573	991,013	12,803,851	8,186,803
Transfers between variable and fixed accounts, net	34,012	-	(1,780,194)	(185,586)	9,516,608	(695,819)
Contract benefits and terminations	(150)	(124)	(305,735)	(23,582)	(19,760,856)	(16,460,277)
Contract charges and deductions	(33)	(32)	-	-	(193,918)	(195,405)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(2,833)	(192)
Other	-	28	(50)	(5)	(547)	(230)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	33,829	(128)	(470,406)	781,840	2,362,305	(9,165,120)
NET INCREASE (DECREASE) IN NET ASSETS	36,318	3,233	(468,204)	900,913	9,999,555	(2,040,286)
NET ASSETS
Beginning of Year	16,608	13,375	2,295,621	1,394,708	134,164,607	136,204,893
End of Year	$52,926	$16,608	$1,827,417	$2,295,621	$144,164,162	$134,164,607

	Lord Abbett		Macquarie VIP		Macquarie VIP
	Total Return Class VC		Asset Strategy Series Service Class		Energy Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,653,820	$8,027,168	$400,837	$324,053	$756,402	$961,216
Realized gain (loss) on investments	(3,727,489)	(5,284,543)	1,935,102	(1,009,220)	1,892,311	2,630,735
Change in net unrealized appreciation (depreciation) on investments	(697,365)	9,505,448	1,829,559	3,610,339	(5,590,899)	(2,891,347)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,228,966	12,248,073	4,165,498	2,925,172	(2,942,186)	700,604
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,756,554	6,047,204	4,357,623	7,796,776	3,017,715	2,452,121
Transfers between variable and fixed accounts, net	13,596,840	12,838,640	17,153,159	3,380,644	(426,742)	(10,732,037)
Contract benefits and terminations	(31,937,032)	(30,921,283)	(4,926,584)	(2,349,620)	(6,022,679)	(7,079,718)
Contract charges and deductions	(1,446,331)	(1,639,865)	(416,458)	(202,950)	(8,516)	(18,481)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(21,991)	(4,277)	6	(146)	-	-
Other	(1,850)	313	(1,219)	(839)	6,818	(2,763)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(13,053,810)	(13,679,268)	16,166,527	8,623,865	(3,433,404)	(15,380,878)
NET INCREASE (DECREASE) IN NET ASSETS	(8,824,844)	(1,431,195)	20,332,025	11,549,037	(6,375,590)	(14,680,274)
NET ASSETS
Beginning of Year	235,139,872	236,571,067	30,804,520	19,255,483	47,606,539	62,286,813
End of Year	$226,315,028	$235,139,872	$51,136,545	$30,804,520	$41,230,949	$47,606,539

See Notes to Financial Statements	SA-76

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	MFS International		MFS Massachusetts Investors		MFS New Discovery Series -
	Growth - Initial Class		Growth Stock - Service Class		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,711	$6,684	$(485,037)	$(515,570)	$(4,977)	$(3,497)
Realized gain (loss) on investments	6,628	(14,274)	8,698,969	3,618,168	(12,888)	(24,538)
Change in net unrealized appreciation (depreciation) on investments	107,495	153,290	1,769,813	10,968,459	72,313	119,375
Net Increase (Decrease) in Net Assets Resulting from Operations	122,834	145,700	9,983,745	14,071,057	54,448	91,340
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	360,165	255,751	2,533,950	1,465,971	226,436	79,544
Transfers between variable and fixed accounts, net	15,469	125,906	(4,199,488)	(3,582,867)	34,388	125,911
Contract benefits and terminations	(20,457)	(8,111)	(9,510,094)	(8,161,629)	(21,712)	(6,260)
Contract charges and deductions	-	-	(342,358)	(397,366)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(11,080)	(451)	-	-
Other	431	(12)	(3,088)	(1,634)	650	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	355,608	373,534	(11,532,158)	(10,677,976)	239,762	199,191
NET INCREASE (DECREASE) IN NET ASSETS	478,442	519,234	(1,548,413)	3,393,081	294,210	290,531
NET ASSETS
Beginning of Year	1,315,091	795,857	70,219,608	66,826,527	825,853	535,322
End of Year	$1,793,533	$1,315,091	$68,671,195	$70,219,608	$1,120,063	$825,853

	MFS Total Return Series -		MFS Utilities Series -		MFS Utilities Series -
	Service Class		Initial Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,752,575	$2,653,906	$9,172	$8,136	$496,861	$1,225,909
Realized gain (loss) on investments	24,000,595	15,463,704	9,262	6,265	2,472,366	2,566,645
Change in net unrealized appreciation (depreciation) on investments	(2,025,068)	18,229,162	(4,463)	(21,807)	2,446,390	(6,055,244)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,728,102	36,346,772	13,971	(7,406)	5,415,617	(2,262,690)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	21,710,578	27,458,120	201,595	85,783	3,696,251	2,911,656
Transfers between variable and fixed accounts, net	7,906,126	5,860,909	445,839	25,348	111,583	(4,644,540)
Contract benefits and terminations	(65,938,118)	(50,375,389)	(27,677)	(3,887)	(9,715,821)	(7,953,832)
Contract charges and deductions	(4,549,868)	(4,844,930)	-	-	(21,724)	(24,508)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,218)	485	-	-	-	-
Other	(4,662)	3,393	997	1	(524)	8,171
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(40,877,162)	(21,897,412)	620,754	107,245	(5,930,235)	(9,703,053)
NET INCREASE (DECREASE) IN NET ASSETS	(14,149,060)	14,449,360	634,725	99,839	(514,618)	(11,965,743)
NET ASSETS
Beginning of Year	441,992,922	427,543,562	269,046	169,207	56,800,402	68,766,145
End of Year	$427,843,862	$441,992,922	$903,771	$269,046	$56,285,784	$56,800,402

See Notes to Financial Statements	SA-77

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	MFS Value Series -		MFS Value Series -		TOPS
	Initial Class		Service Class		Aggressive Growth ETF Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,967	$1,781	$458,203	$431,546	$5,312	$4,270
Realized gain (loss) on investments	75,569	11,530	7,598,018	5,446,779	6,795	1,939
Change in net unrealized appreciation (depreciation) on investments	(1,270)	48,279	(389,222)	(1,064,521)	37,103	46,733
Net Increase (Decrease) in Net Assets Resulting from Operations	85,266	61,590	7,666,999	4,813,804	49,210	52,942
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	103,332	570,823	2,620,364	1,763,113	-	279,996
Transfers between variable and fixed accounts, net	357,686	162,219	(2,310,535)	693,583	94,499	90,475
Contract benefits and terminations	(30,077)	(3,077)	(9,332,875)	(8,212,703)	(4,087)	(1,297)
Contract charges and deductions	-	-	(399,666)	(448,686)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(8,565)	(2,517)	-	-
Other	(6)	(14)	(334)	(1,046)	(2)	(8)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	430,935	729,951	(9,431,611)	(6,208,256)	90,410	369,166
NET INCREASE (DECREASE) IN NET ASSETS	516,201	791,541	(1,764,612)	(1,394,452)	139,620	422,108
NET ASSETS
Beginning of Year	915,486	123,945	75,049,284	76,443,736	426,330	4,222
End of Year	$1,431,687	$915,486	$73,284,672	$75,049,284	$565,950	$426,330

	TOPS		TOPS		TOPS
	Balanced ETF Class 1		Conservative ETF Class 1		Growth ETF Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,568	$1,947	$7,108	$5,794	$7,635	$5,124
Realized gain (loss) on investments	844	(3,571)	6,927	3,763	1,452	4,144
Change in net unrealized appreciation (depreciation) on investments	6,347	19,852	1,405	15,896	56,772	42,095
Net Increase (Decrease) in Net Assets Resulting from Operations	9,759	18,228	15,440	25,453	65,859	51,363
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	88,851	-	178,858	242,253
Transfers between variable and fixed accounts, net	-	(28,239)	51,467	(65,844)	37,445	13,790
Contract benefits and terminations	(1,041)	(37,656)	(90,594)	(2,248)	(5,910)	(2,010)
Contract charges and deductions	(721)	(799)	(3,219)	(3,971)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	-	-	(55)	(1)	(7)	14
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,762)	(66,694)	46,450	(72,064)	210,386	254,047
NET INCREASE (DECREASE) IN NET ASSETS	7,997	(48,466)	61,890	(46,611)	276,245	305,410
NET ASSETS
Beginning of Year	150,593	199,059	269,486	316,097	477,731	172,321
End of Year	$158,590	$150,593	$331,376	$269,486	$753,976	$477,731

See Notes to Financial Statements	SA-78

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	TOPS Managed Risk		TOPS Managed Risk		TOPS Managed Risk
	Balanced ETF Class 1 (1)		Growth ETF Class 1		Moderate Growth ETF Class 1 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$16,129	$1,652	$14,269	$(82)	$6,307
Realized gain (loss) on investments	424	2,639	68	(432)	(12)
Change in net unrealized appreciation (depreciation) on investments	19,976	20,384	2,860	13,256	4,936
Net Increase (Decrease) in Net Assets Resulting from Operations	36,529	24,675	17,197	12,742	11,231
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	569,246	220,000	204,949	238,004
Transfers between variable and fixed accounts, net	1,536	28,336	194,025	-	-
Contract benefits and terminations	(6,266)	(2,489)	(2,424)	(286)	(1,581)
Contract charges and deductions	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	1	550	(4)	(5)	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,729)	595,643	411,597	204,658	236,417
NET INCREASE (DECREASE) IN NET ASSETS	31,800	620,318	428,794	217,400	247,648
NET ASSETS
Beginning of Year or Period	620,318	-	225,994	8,594	-
End of Year or Period	$652,118	$620,318	$654,788	$225,994	$247,648

	TOPS		PIMCO CommodityRealReturn		PIMCO Emerging Markets
	Moderate Growth ETF Class 1		Strategy - Advisor Class		Bond - Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,249	$223	$145,310	$3,628,154	$15,974	$12,549
Realized gain (loss) on investments	1,063	323	(696,437)	(4,103,526)	(1,782)	(41,056)
Change in net unrealized appreciation (depreciation) on investments	2,268	926	1,006,407	(2,139,821)	1,238	49,566
Net Increase (Decrease) in Net Assets Resulting from Operations	4,580	1,472	455,280	(2,615,193)	15,430	21,059
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	59,933	-	1,572,678	1,102,743	223,480	71,627
Transfers between variable and fixed accounts, net	-	(39,724)	(830,754)	(8,416,001)	(21,479)	(195,508)
Contract benefits and terminations	(115)	-	(3,126,170)	(3,009,357)	(14,320)	(1,273)
Contract charges and deductions	-	-	(4,011)	(6,258)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	75	(2,680)	-	-
Other	-	2	33	(2,263)	(6)	338
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	59,818	(39,722)	(2,388,149)	(10,333,816)	187,675	(124,816)
NET INCREASE (DECREASE) IN NET ASSETS	64,398	(38,250)	(1,932,869)	(12,949,009)	203,105	(103,757)
NET ASSETS
Beginning of Year	15,078	53,328	18,765,460	31,714,469	179,405	283,162
End of Year	$79,476	$15,078	$16,832,591	$18,765,460	$382,510	$179,405

(1) Operations commenced or resumed during 2023 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-79

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	PIMCO Income -		PIMCO Long-Term U.S.		PIMCO Low Duration -
	Advisor Class		Government - Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,750,167	$1,143,335	$16,831	$8,279	$149,665	$60,240
Realized gain (loss) on investments	(122,735)	(1,082,711)	(34,816)	(13,170)	(795)	(6,538)
Change in net unrealized appreciation (depreciation) on investments	(304,803)	2,070,167	(54,700)	16,657	14,437	44,328
Net Increase (Decrease) in Net Assets Resulting from Operations	2,322,629	2,130,791	(72,685)	11,766	163,307	98,030
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,662,470	5,196,448	664,211	316,278	1,072,215	1,683,813
Transfers between variable and fixed accounts, net	23,838,215	17,336,102	(91,281)	(5,789)	667,081	1,112,701
Contract benefits and terminations	(8,748,036)	(2,218,715)	(100,369)	(5,814)	(69,051)	(57,554)
Contract charges and deductions	(25,263)	(18,498)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	5	(136)	-	-	-	-
Other	(6,544)	(727)	1,018	44	(47)	(59)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	27,720,847	20,294,474	473,579	304,719	1,670,198	2,738,901
NET INCREASE (DECREASE) IN NET ASSETS	30,043,476	22,425,265	400,894	316,485	1,833,505	2,836,931
NET ASSETS
Beginning of Year	42,536,033	20,110,768	523,705	207,220	3,553,512	716,581
End of Year	$72,579,509	$42,536,033	$924,599	$523,705	$5,387,017	$3,553,512

	PIMCO Total Return -		Schwab Government	Schwab
	Institutional Class		Money Market (1)	S&P 500 Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$128,901	$50,187	$527	$491,252	$234,646
Realized gain (loss) on investments	(2,098)	(37,555)	-	21,958	(229,758)
Change in net unrealized appreciation (depreciation) on investments	(90,301)	111,575	-	10,478,075	6,398,822
Net Increase (Decrease) in Net Assets Resulting from Operations	36,502	124,207	527	10,991,285	6,403,710
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,074,540	1,303,296	192,853	19,581,702	14,465,102
Transfers between variable and fixed accounts, net	478,821	(274,751)	(193,373)	(1,411,481)	2,947,029
Contract benefits and terminations	(133,228)	(140,435)	-	(1,280,325)	(4,037,891)
Contract charges and deductions	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	335	639	(7)	5,435	(5,387)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,420,468	888,749	(527)	16,895,331	13,368,853
NET INCREASE (DECREASE) IN NET ASSETS	3,456,970	1,012,956	-	27,886,616	19,772,563
NET ASSETS
Beginning of Year or Period	2,508,371	1,495,415	-	39,591,138	19,818,575
End of Year or Period	$5,965,341	$2,508,371	$-	$67,477,754	$39,591,138

(1) Operations commenced or resumed during 2023 and all units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-80

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

			Schwab VIT
	Schwab VIT Balanced		Balanced with Growth		Schwab VIT Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$956,977	$714,539	$1,903,880	$1,307,890	$1,943,843	$1,341,106
Realized gain (loss) on investments	1,914,050	329,063	3,203,952	1,409,212	6,654,479	1,471,979
Change in net unrealized appreciation (depreciation) on investments	1,142,142	5,167,403	6,680,174	14,208,017	7,324,858	19,321,920
Net Increase (Decrease) in Net Assets Resulting from Operations	4,013,169	6,211,005	11,788,006	16,925,119	15,923,180	22,135,005
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,548,334	2,350,667	4,848,308	1,249,069	2,701,768	1,658,201
Transfers between variable and fixed accounts, net	778,484	412,461	121,128	223,363	(899,612)	(442,907)
Contract benefits and terminations	(14,414,515)	(6,976,637)	(15,939,570)	(11,151,440)	(19,578,869)	(10,301,130)
Contract charges and deductions	(295,663)	(281,208)	(642,787)	(677,176)	(984,385)	(1,034,856)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2,057)	5,720	(418)	(4,378)	1,788	512
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,385,417)	(4,488,997)	(11,613,339)	(10,360,562)	(18,759,310)	(10,120,180)
NET INCREASE (DECREASE) IN NET ASSETS	(5,372,248)	1,722,008	174,667	6,564,557	(2,836,130)	12,014,825
NET ASSETS
Beginning of Year	59,055,843	57,333,835	132,414,291	125,849,734	148,945,282	136,930,457
End of Year	$53,683,595	$59,055,843	$132,588,958	$132,414,291	$146,109,152	$148,945,282

	State Street		T. Rowe Price		T. Rowe Price
	Total Return V.I.S. Class 3		Blue Chip Growth - I		Equity Income - I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(343,296)	$2,122,328	$(9,383)	$(6,562)	$10,243	$5,880
Realized gain (loss) on investments	10,138,643	(5,215,243)	342,423	(101,456)	62,098	17,094
Change in net unrealized appreciation (depreciation) on investments	(3,890,918)	39,009,642	247,212	596,965	(21,291)	12,694
Net Increase (Decrease) in Net Assets Resulting from Operations	5,904,429	35,916,727	580,252	488,947	51,050	35,668
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,737,612	7,989,679	982,431	402,441	334,922	95,411
Transfers between variable and fixed accounts, net	(251,661,599)	3,094,662	(659,809)	91,355	104,846	89,391
Contract benefits and terminations	(16,203,361)	(32,056,955)	(196,803)	(135,392)	(34,341)	(15,142)
Contract charges and deductions	(1,300,470)	(3,607,406)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	378	744	-	-	-	-
Other	(3,206)	93	(18)	(71)	19	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(267,430,646)	(24,579,183)	125,801	358,333	405,446	169,658
NET INCREASE (DECREASE) IN NET ASSETS	(261,526,217)	11,337,544	706,053	847,280	456,496	205,326
NET ASSETS
Beginning of Year	284,407,551	273,070,007	1,730,253	882,973	495,295	289,969
End of Year	$22,881,334	$284,407,551	$2,436,306	$1,730,253	$951,791	$495,295

See Notes to Financial Statements	SA-81

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023
	T. Rowe Price		VanEck VIP		Vanguard VIF
	Health Sciences - I		Global Resources Class S		Balanced
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(4,425)	$(2,696)	$249,163	$312,674	$339,133	$193,469
Realized gain (loss) on investments	97,493	(4,027)	657,349	(364,457)	893,609	(126,625)
Change in net unrealized appreciation (depreciation) on investments	(124,897)	23,604	(1,711,933)	(1,515,880)	1,439,169	1,649,314
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,829)	16,881	(805,421)	(1,567,663)	2,671,911	1,716,158
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	481,645	116,692	1,075,241	1,029,694	8,849,988	4,715,959
Transfers between variable and fixed accounts, net	171,969	77,320	(132,608)	(2,693,249)	265,022	(731,693)
Contract benefits and terminations	(65,008)	(52,069)	(2,671,994)	(3,261,160)	(3,043,866)	(951,304)
Contract charges and deductions	-	-	(5,771)	(9,825)	(65,275)	(62,868)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	23	(133)	-	-
Other	(126)	238	(205)	3,321	(526)	2,373
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	588,480	142,181	(1,735,314)	(4,931,352)	6,005,343	2,972,467
NET INCREASE (DECREASE) IN NET ASSETS	556,651	159,062	(2,540,735)	(6,499,015)	8,677,254	4,688,625
NET ASSETS
Beginning of Year	603,898	444,836	21,306,663	27,805,678	15,111,338	10,422,713
End of Year	$1,160,549	$603,898	$18,765,928	$21,306,663	$23,788,592	$15,111,338

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Capital Growth		Conservative Allocation		Diversified Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$14,122	$7,923	$136,262	$55,615	$14,937	$11,113
Realized gain (loss) on investments	58,964	(39,787)	153,343	(76,692)	99,956	6,060
Change in net unrealized appreciation (depreciation) on investments	219,733	443,669	100,186	607,340	154,908	194,575
Net Increase (Decrease) in Net Assets Resulting from Operations	292,819	411,805	389,791	586,263	269,801	211,748
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	674,044	957,784	1,106,575	2,279,372	3,315,442	141,273
Transfers between variable and fixed accounts, net	29,827	67,839	(830,934)	286,721	(192,664)	(110,318)
Contract benefits and terminations	(173,437)	(553,821)	(254,359)	(250,084)	(18,238)	(81,489)
Contract charges and deductions	-	-	(1,331)	(713)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(29)	(305)	(161)	(88)	326	(344)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	530,405	471,497	19,790	2,315,208	3,104,866	(50,878)
NET INCREASE (DECREASE) IN NET ASSETS	823,224	883,302	409,581	2,901,471	3,374,667	160,870
NET ASSETS
Beginning of Year	2,150,186	1,266,884	6,196,920	3,295,449	1,300,113	1,139,243
End of Year	$2,973,410	$2,150,186	$6,606,501	$6,196,920	$4,674,780	$1,300,113

See Notes to Financial Statements	SA-82

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Equity Income		Equity Index		Global Bond Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$102,749	$56,372	$31,910	$21,759	$31,111	$12,312
Realized gain (loss) on investments	242,495	54,213	152,830	31,504	(30,813)	(7,086)
Change in net unrealized appreciation (depreciation) on investments	258,418	192,277	600,403	495,923	10,499	67,669
Net Increase (Decrease) in Net Assets Resulting from Operations	603,662	302,862	785,143	549,186	10,797	72,895
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,756,976	3,285,633	636,244	531,454	482,056	361,182
Transfers between variable and fixed accounts, net	709,613	(2,195,403)	(427,165)	29,894	(179,861)	150,895
Contract benefits and terminations	(34,588)	(79,423)	(63,254)	(43,234)	(33,947)	(13,577)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	366	(9)	(11)	23	8	(21)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,432,367	1,010,798	145,814	518,137	268,256	498,479
NET INCREASE (DECREASE) IN NET ASSETS	3,036,029	1,313,660	930,957	1,067,323	279,053	571,374
NET ASSETS
Beginning of Year	3,460,687	2,147,027	3,151,303	2,083,980	1,524,363	952,989
End of Year	$6,496,716	$3,460,687	$4,082,260	$3,151,303	$1,803,416	$1,524,363

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Growth		High Yield Bond		International
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(14,565)	$(7,344)	$124,414	$38,799	$14,222	$3,516
Realized gain (loss) on investments	2,597	(217,393)	(12,350)	(21,865)	69,497	9,743
Change in net unrealized appreciation (depreciation) on investments	1,608,779	957,675	36,751	139,918	63,682	111,329
Net Increase (Decrease) in Net Assets Resulting from Operations	1,596,811	732,938	148,815	156,852	147,401	124,588
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,667,041	1,439,867	1,040,326	491,051	1,411,587	711,646
Transfers between variable and fixed accounts, net	606,474	298,059	763,912	438,222	544,849	283,788
Contract benefits and terminations	(57,323)	(43,982)	(137,535)	(16,552)	(49,997)	(24,502)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	2,511	(51)	(43)	128	424	(22)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,218,703	1,693,893	1,666,660	912,849	1,906,863	970,910
NET INCREASE (DECREASE) IN NET ASSETS	3,815,514	2,426,831	1,815,475	1,069,701	2,054,264	1,095,498
NET ASSETS
Beginning of Year	3,901,138	1,474,307	1,976,860	907,159	1,524,605	429,107
End of Year	$7,716,652	$3,901,138	$3,792,335	$1,976,860	$3,578,869	$1,524,605

See Notes to Financial Statements	SA-83

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023	2024	2023

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Mid-Cap Index		Moderate Allocation		Real Estate Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$72,903	$30,976	$340,737	$229,067	$65,689	$25,290
Realized gain (loss) on investments	89,041	(53,422)	381,830	(429,142)	41,884	(53,300)
Change in net unrealized appreciation (depreciation) on investments	1,149,052	798,749	1,038,270	2,416,940	(13,574)	263,481
Net Increase (Decrease) in Net Assets Resulting from Operations	1,310,996	776,303	1,760,837	2,216,865	93,999	235,471
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,958,139	2,426,071	2,900,777	5,189,390	1,053,187	715,041
Transfers between variable and fixed accounts, net	566,762	509,966	1,398,040	(2,044,653)	(51,539)	342,034
Contract benefits and terminations	(239,933)	(170,698)	(3,263,869)	(1,440,481)	(155,474)	(264,707)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	1,330	(327)	230	(214)	191	(202)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,286,298	2,765,012	1,035,178	1,704,042	846,365	792,166
NET INCREASE (DECREASE) IN NET ASSETS	6,597,294	3,541,315	2,796,015	3,920,907	940,364	1,027,637
NET ASSETS
Beginning of Year	6,939,643	3,398,328	17,602,412	13,681,505	2,340,660	1,313,023
End of Year	$13,536,937	$6,939,643	$20,398,427	$17,602,412	$3,281,024	$2,340,660

	Vanguard VIF		Vanguard VIF		Vanguard VIF Total
	Short-Term Investment-Grade		Total Bond Market Index		International Stock Market Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$253,142	$63,969	$347,137	$179,412	$320,573	$183,045
Realized gain (loss) on investments	(15,641)	(41,857)	(25,350)	(507,645)	52,798	(118,368)
Change in net unrealized appreciation (depreciation) on investments	161,534	286,264	(256,277)	973,140	37,499	1,265,017
Net Increase (Decrease) in Net Assets Resulting from Operations	399,035	308,376	65,510	644,907	410,870	1,329,694
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,701,484	2,118,293	15,270,547	6,136,356	6,627,720	2,951,727
Transfers between variable and fixed accounts, net	1,197,364	596,306	4,659,583	924,997	(364,608)	617,041
Contract benefits and terminations	(224,918)	(342,713)	(1,126,808)	(409,708)	(275,769)	(284,640)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(282)	41	(969)	197	(714)	(222)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,673,648	2,371,927	18,802,353	6,651,842	5,986,629	3,283,906
NET INCREASE (DECREASE) IN NET ASSETS	7,072,683	2,680,303	18,867,863	7,296,749	6,397,499	4,613,600
NET ASSETS
Beginning of Year	6,700,819	4,020,516	14,899,607	7,602,858	11,794,873	7,181,273
End of Year	$13,773,502	$6,700,819	$33,767,470	$14,899,607	$18,192,372	$11,794,873

See Notes to Financial Statements	SA-84

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023

	Vanguard VIF
	Total Stock Market Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$101,256	$48,602
Realized gain (loss) on investments	913,514	222,558
Change in net unrealized appreciation (depreciation) on investments	2,043,417	1,873,983
Net Increase (Decrease) in Net Assets Resulting from Operations	3,058,187	2,145,143
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,568,941	3,213,158
Transfers between variable and fixed accounts, net	(546,937)	(34,556)
Contract benefits and terminations	(823,344)	(397,607)
Contract charges and deductions	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-
Other	(5,403)	(15)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	7,193,257	2,780,980
NET INCREASE (DECREASE) IN NET ASSETS	10,251,444	4,926,123
NET ASSETS
Beginning of Year	12,155,090	7,228,967
End of Year	$22,406,534	$12,155,090

See Notes to Financial Statements	SA-85

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”), a separate account of Pacific Life Insurance Company (“Pacific Life”), was established by Pacific Life’s Board of Directors in 1996 to support operations of Pacific Life with respect to certain variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2024, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Fund II, Inc., DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Income Trust, Lincoln Variable Insurance Products (LVIP) Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Schwab Annuity Portfolios, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., Van Eck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2024 are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

The following Variable Accounts changed names during 2024:

Current Variable Account Names	Former Variable Account Names
Mid-Cap Plus Bond Alpha Class I	Mid-Cap Equity Class I
LVIP American Century Inflation Protection Standard Class II	American Century VP Inflation Protection Class I
LVIP American Century MidCap Value Standard Class II	American Century VP MidCap Value Class I
LVIP American Century MidCap Value Service Class	American Century VP MidCap Value Class II
Macquarie VIP Asset Strategy Series Service Class	Delaware Ivy VIP Asset Strategy Class II
Macquarie VIP Energy Series Service Class	Delaware Ivy VIP Energy Class II

The following Variable Accounts commenced or resumed operations during 2024:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Bond Plus Class I	November 11, 2024	Pacific Dynamix - Aggressive Growth Class I	May 17, 2024
Large-Cap Plus Bond Alpha Class I	November 27, 2024	Invesco V.I. S&P 500 Buffer - March Series I	March 14, 2024
QQQ Plus Bond Alpha Class I	November 12, 2024	Fidelity VIP Government Money Market Investor Class	April 16, 2024
Small-Cap Plus Bond Alpha Class I	November 8, 2024	LVIP American Century MidCap Value Service Class	January 26, 2024
International Equity Plus Bond Alpha Class I	November 22, 2024	TOPS Managed Risk Moderate Growth ETF Class 1	April 12, 2024
ESG Diversified Class P	October 17, 2024

The units in the Fidelity VIP Government Money Market Investor Class Variable Account were fully redeemed or transferred prior to December 31, 2024.

On April 26, 2024, the net assets of the Neuberger Berman U.S. Equity Index PutWrite Strategy Class S Variable Account were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values as of the close of business on April 26, 2024. The Neuberger Berman U.S. Equity Index PutWrite Strategy Class S Variable Account is not included in this annual report.

On April 30, 2024, the net assets of the First Trust Multi Income Allocation Class I, Clearbridge Variable Agressive Growth – Class II, PSF Mid-Cap Growth Class II, PSF PGIM Jennison Growth Class II, PSF PGIM Jennison Value Class II, and PIMCO All Asset - Advisor Class Variable Accounts (“Substituted Variable Accounts”), were transferred into the Franklin Income VIP Class 2, American Funds IS Growth Class 4, American Funds IS Growth Class 4, American Funds IS Growth Class 4, American Funds IS Washington Mutual Class 4, and Invesco V.I. Balanced-Risk Allocation Series II Variable Accounts, respectively. Such transfers were based on the respective Variable Account accumulation unit values as of the close of business on April 30, 2024. The Substituted Variable Accounts are not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the "Contracts"). The investments of the Separate Account are carried at fair value.

SA-86

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

    The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

     B. Security Transactions and Income

    Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

     C. Federal Income Taxes

    The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Section 817(h) of the Internal Revenue Code (“the Code”) requires that the investments of the Separate Account must be adequately diversified in accordance with Treasury regulations in order to qualify as an annuity contract under Section 72 of the Code. The Separate Account complies with the diversification requirements. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

     D. Contracts in Payout Period

    Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 or 5.0 percent depending on the product. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

     E. Recent Accounting Pronouncement

    The Financial Accounting Standards Board recently adopted Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Separate Account’s adoption of the new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or results of operations. The Chief Executive Officer acts as the Separate Account’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Separate Account. The CODM has concluded that each Variable Account operates as a single operating segment based on the fact that each Portfolio has a single investment goal as disclosed in its prospectus, against which the CODM assesses the performance.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2024.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks ("M&E") and administrative fees Pacific Life assumes, and additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with their respective annual expense rates, are summarized in the following table. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering

SA-87

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values. M&E fees and administrative fees are included in the Statements of Operations.

	Death Benefit Options
Pacific Advisory Contracts	Standard Death Benefit	With Return of Investment (ROI) Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Platform Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.45%	0.60%

Pacific Choice Contracts (Without Stepped-Up	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Choice 2 Contracts (Without Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
nor Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.85%	0.80%	0.75%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.10%	1.05%	1.00%

Pacific Choice 2 Contracts (With Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but not Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.95%	0.90%	0.85%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.15%	1.10%

Pacific Choice 2 Contracts (Without Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but With Stepped-Up Death Benefits)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	1.25%	1.20%	1.15%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.50%	1.45%	1.40%

		With Return of Purchase
Pacific Choice Income Contracts	Standard Death Benefit	Payments Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	1.15%	1.30%

SA-88

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With Stepped-Up Death
Pacific Destinations and		Benefit Rider or Stepped-Up
Pacific Destination O - Series Contracts	Standard Death Benefit	Death Benefit II Rider
M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.75%	0.95%

		With Stepped-Up
Pacific Destinations B Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

		With Stepped-Up
Pacific Journey Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.05%	1.25%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider and Four Year
Pacific Journey Select Contracts	Withdrawal Charge Option	Benefit Rider Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

	Without Return of Purchase	With Return of Purchase
	Payment Death Benefit nor	Payment Death Benefit nor
Pacific Life Retirement	Return of Purchase	Return of Purchase
Growth and Income Annuity Contracts	Payment Death Benefit II	Payment Death Benefit II
M&E Charge	0.60%	0.60%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.85%	1.00%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider II and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider II and Four Year
Pacific Navigator Contracts	Withdrawal Charge Option	Benefit Rider II Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	1.05%	1.05%	1.05%	1.05%
Administrative Fee	0.25%	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.45%	0.45%
Total Annual Expenses	1.30%	1.50%	1.75%	1.95%

Pacific Odyssey Contracts		With Stepped-Up
(issued on or after 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.30%	0.50%

SA-89

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Pacific Odyssey Contracts		With Stepped-Up	With Premier
(issued prior to 12/1/2016)	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	0.40%	0.60%	0.75%

Pacific One Select (issued prior to 8/1/2006)		With Stepped-Up	With Premier
and Pacific Innovations Select Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One and Pacific		With Stepped-Up
Portfolios Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

Pacific One Select (issued on or after 8/1/2006)		With Stepped-Up
and Pacific Value Edge Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

		With Return of Purchase	With Stepped-Up
Pacific Quest	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.70%	0.70%	0.70%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.10%	0.40%
Total Annual Expenses	0.95%	1.05%	1.35%

		With Stepped-Up	With Premier
Pacific Value and Pacific Innovations Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.40%	1.60%	1.75%

		With Stepped-Up
Pacific Value Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

		With Stepped-Up
Pacific Voyages Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

SA-90

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Schwab Retirement		With Return of Purchase	With Stepped-Up
Income Variable Annuity Contracts	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets from contract owner transactions in the accompanying Statements of Changes in Net Assets. For certain Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of the Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF Administration and Support Services Agreement for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year ended December 31, 2024, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2024, the Variable Accounts' holdings as presented in the Investments section of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

SA-91

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2024 and 2023 were as follows:

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Bond Plus Class I	29,293	(375)	28,918
Core Income Class I	5,182,972	(4,062,478)	1,120,494	1,903,266	(1,565,408)	337,858
Diversified Bond Class I	6,048,940	(6,572,993)	(524,053)	4,044,851	(5,227,632)	(1,182,781)
Floating Rate Income Class I	9,145,295	(9,591,270)	(445,975)	4,896,787	(5,448,679)	(551,892)
Floating Rate Income Class P	82,024	(56,156)	25,868	105,093	(16,994)	88,099
High Yield Bond Class I	3,882,774	(4,863,600)	(980,826)	3,455,458	(3,386,008)	69,450
Inflation Managed Class I	3,538,010	(4,688,814)	(1,150,804)	2,541,594	(3,810,465)	(1,268,871)
Intermediate Bond Class I	4,076,021	(2,300,528)	1,775,493	2,202,139	(758,133)	1,444,006
Managed Bond Class I	7,466,185	(7,439,475)	26,710	3,891,190	(4,930,364)	(1,039,174)
Short Duration Bond Class I	11,256,417	(12,430,013)	(1,173,596)	7,494,911	(10,260,209)	(2,765,298)
Emerging Markets Debt Class I	486,547	(547,312)	(60,765)	275,144	(431,400)	(156,256)
Dividend Growth Class I	21,473,503	(19,604,084)	1,869,419	10,446,446	(9,096,357)	1,350,089
Equity Index Class I	100,015,545	(80,845,451)	19,170,094	33,102,045	(28,856,061)	4,245,984
Focused Growth Class I	13,255,878	(10,238,641)	3,017,237	4,568,638	(3,622,811)	945,827
Growth Class I	15,286,769	(12,740,695)	2,546,074	5,467,004	(4,408,377)	1,058,627
Hedged Equity Class I	17,664,886	(11,129,431)	6,535,455	14,338,585	(6,334,922)	8,003,663
Hedged Equity Class P	144,031	(17,627)	126,404	105,171	(26,366)	78,805
Large-Cap Core Class I	8,266,950	(6,875,199)	1,391,751	3,048,478	(2,768,878)	279,600
Large-Cap Growth Class I	7,071,510	(6,680,115)	391,395	3,367,967	(3,658,689)	(290,722)
Large-Cap Plus Bond Alpha Class I	745	(363)	382
Large-Cap Value Class I	7,556,586	(7,098,325)	458,261	4,011,815	(4,452,145)	(440,330)
Mid-Cap Growth Class I	11,294,982	(9,732,026)	1,562,956	4,009,916	(3,430,014)	579,902
Mid-Cap Plus Bond Alpha Class I	8,293,918	(6,634,317)	1,659,601	2,813,057	(3,097,203)	(284,146)
Mid-Cap Value Class I	6,254,788	(5,212,047)	1,042,741	2,788,475	(2,441,494)	346,981
QQQ Plus Bond Alpha Class I	255,666	(313)	255,353
Small-Cap Equity Class I	3,011,929	(2,920,881)	91,048	1,339,593	(1,225,569)	114,024
Small-Cap Growth Class I	3,982,881	(3,634,131)	348,750	1,513,840	(1,511,830)	2,010
Small-Cap Index Class I	15,297,768	(12,911,039)	2,386,729	5,255,707	(4,659,961)	595,746
Small-Cap Plus Bond Alpha Class I	5,000	-	5,000
Small-Cap Value Class I	3,874,102	(3,895,546)	(21,444)	1,913,818	(1,900,727)	13,091
Value Class I	2,073,608	(2,661,893)	(588,285)	1,471,413	(2,410,547)	(939,134)
Value Advantage Class I	3,387,197	(3,291,695)	95,502	1,743,882	(2,247,044)	(503,162)
Emerging Markets Class I	5,418,500	(5,828,992)	(410,492)	3,157,235	(3,220,180)	(62,945)
International Equity Plus Bond Alpha Class I	1,789	(311)	1,478
International Growth Class I	1,109,521	(670,369)	439,152	525,482	(346,413)	179,069
International Large-Cap Class I	4,871,024	(5,332,675)	(461,651)	2,586,575	(3,751,120)	(1,164,545)
International Small-Cap Class I	778,524	(882,271)	(103,747)	341,526	(543,292)	(201,766)
International Value Class I	3,018,726	(3,273,834)	(255,108)	1,928,930	(2,563,620)	(634,690)
Health Sciences Class I	8,003,978	(7,820,626)	183,352	3,209,677	(3,067,388)	142,289
Real Estate Class I	1,544,829	(2,001,551)	(456,722)	905,481	(1,105,649)	(200,168)
Technology Class I	9,681,978	(8,753,362)	928,616	4,595,677	(4,049,538)	546,139
ESG Diversified Class I	935,882	(652,658)	283,224	1,360,416	(232,712)	1,127,704
ESG Diversified Class P	8,128	(8)	8,120	-	(52,658)	(52,658)
ESG Diversified Growth Class I	508,238	(348,701)	159,537	211,248	(162,121)	49,127
ESG Diversified Growth Class P	28,781	(29,097)	(316)	2,516	(24)	2,492
PSF Avantis Balanced Allocation Class D	4,504,268	(6,942,445)	(2,438,177)	2,691,380	(4,795,051)	(2,103,671)
PSF Avantis Balanced Allocation Class P	7,608	(19,055)	(11,447)	16,499	(28,613)	(12,114)
Pacific Dynamix - Conservative Growth Class I	3,677,862	(6,848,721)	(3,170,859)	2,966,618	(6,665,575)	(3,698,957)
Pacific Dynamix - Conservative Growth Class P	757	(36,378)	(35,621)	620	(33,551)	(32,931)
Pacific Dynamix - Moderate Growth Class I	28,287,698	(38,377,461)	(10,089,763)	20,206,659	(26,631,478)	(6,424,819)
Pacific Dynamix - Moderate Growth Class P	80,848	(2,700)	78,148	55,885	(32,801)	23,084
Pacific Dynamix - Growth Class I	18,703,971	(24,856,678)	(6,152,707)	11,032,356	(13,694,590)	(2,662,234)
Pacific Dynamix - Growth Class P	18,310	(53,317)	(35,007)	322,487	(55,378)	267,109

SA-92

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pacific Dynamix - Aggressive Growth Class I	597,138	(237,725)	359,413
Portfolio Optimization Conservative Class I	9,715,982	(21,111,202)	(11,395,220)	7,240,865	(20,512,837)	(13,271,972)
Portfolio Optimization Moderate-Conservative Class I	3,851,200	(17,294,492)	(13,443,292)	3,742,882	(18,790,781)	(15,047,899)
Portfolio Optimization Moderate Class I	15,977,187	(67,903,619)	(51,926,432)	11,478,641	(62,957,285)	(51,478,644)
Portfolio Optimization Growth Class I	8,012,229	(49,598,743)	(41,586,514)	5,875,158	(43,679,202)	(37,804,044)
Portfolio Optimization Aggressive-Growth Class I	2,973,198	(10,778,097)	(7,804,899)	1,788,174	(8,998,779)	(7,210,605)
Invesco Oppenheimer V.I. International Growth Series I	14,809	(135)	14,674	-	-	-
Invesco Oppenheimer V.I. International Growth Series II	937,203	(826,209)	110,994	857,862	(865,392)	(7,530)
Invesco V.I. American Value Series I	63,944	(5,236)	58,708	460	(57)	403
Invesco V.I. Balanced-Risk Allocation Series I	38,997	(17,887)	21,110	2,238	(4,261)	(2,023)
Invesco V.I. Balanced-Risk Allocation Series II	3,205,253	(4,798,008)	(1,592,755)	2,798,022	(5,644,268)	(2,846,246)
Invesco V.I. Discovery Mid Cap Growth Series I	11,949	(5,171)	6,778	6,754	(5,885)	869
Invesco V.I. Equity and Income Series II	2,341,043	(2,108,601)	232,442	923,210	(1,105,100)	(181,890)
Invesco V.I. EQV International Equity Series I	49,481	(10)	49,471	1,133	(4)	1,129
Invesco V.I. Global Real Estate Series II	697,757	(727,075)	(29,318)	442,020	(421,291)	20,729
Invesco V.I. Global Series II	1,120,798	(1,202,705)	(81,907)	681,661	(629,614)	52,047
Invesco V.I. Main Street Small Cap Fund Series I	54,042	(5,104)	48,938	53,825	(89,171)	(35,346)
Invesco V.I. Nasdaq 100 Buffer - December Series I	6,005	(141)	5,864	6,149	(16)	6,133
Invesco V.I. Nasdaq 100 Buffer - December Series II	1,497,369	(1,076,067)	421,302	468,881	(277,048)	191,833
Invesco V.I. Nasdaq 100 Buffer - June Series I	19,657	(445)	19,212	19,313	(132)	19,181
Invesco V.I. Nasdaq 100 Buffer - June Series II	1,360,052	(981,921)	378,131	455,218	(365,486)	89,732
Invesco V.I. Nasdaq 100 Buffer - March Series I	12,178	(9,648)	2,530	2,227	(13)	2,214
Invesco V.I. Nasdaq 100 Buffer - March Series II	909,809	(865,353)	44,456	683,498	(206,638)	476,860
Invesco V.I. Nasdaq 100 Buffer - September Series I	3,182	(4)	3,178	-	(8,158)	(8,158)
Invesco V.I. Nasdaq 100 Buffer - September Series II	1,227,374	(890,209)	337,165	552,076	(328,113)	223,963
Invesco V.I. S&P 500 Buffer - December Series I	51,591	(39,260)	12,331	33,162	(14)	33,148
Invesco V.I. S&P 500 Buffer - December Series II	4,181,400	(3,336,089)	845,311	1,510,623	(781,610)	729,013
Invesco V.I. S&P 500 Buffer - June Series I	24,059	(41,380)	(17,321)	170,894	(46,659)	124,235
Invesco V.I. S&P 500 Buffer - June Series II	5,219,768	(4,381,111)	838,657	2,979,257	(1,643,062)	1,336,195
Invesco V.I. S&P 500 Buffer - March Series I	15,193	(9,723)	5,470
Invesco V.I. S&P 500 Buffer - March Series II	5,163,636	(4,234,315)	929,321	1,729,209	(1,360,361)	368,848
Invesco V.I. S&P 500 Buffer - September Series I	1,757	(674)	1,083	8,543	(12,352)	(3,809)
Invesco V.I. S&P 500 Buffer - September Series II	6,824,505	(5,620,333)	1,204,172	3,100,083	(1,640,778)	1,459,305
Invesco V.I. Technology Series I	104,013	(40,427)	63,586	49,824	(28,086)	21,738
American Funds IS American High-Income Trust Class 4	5,395,714	(4,030,117)	1,365,597	1,900,731	(1,619,121)	281,610
American Funds IS Asset Allocation Class 1	542,235	(77,969)	464,266	375,382	(37,229)	338,153
American Funds IS Asset Allocation Class 4	75,072,690	(75,803,229)	(730,539)	31,710,065	(44,454,331)	(12,744,266)
American Funds IS Capital Income Builder Class 1	50,031	(9,774)	40,257	12,374	(2,413)	9,961
American Funds IS Capital Income Builder Class 4	5,405,666	(5,267,020)	138,646	2,636,581	(2,600,312)	36,269
American Funds IS Capital World Bond Class 1	48,197	(8,116)	40,081	15,958	(9,305)	6,653
American Funds IS Capital World Bond Class 4	1,370,539	(1,123,968)	246,571	674,899	(581,134)	93,765
American Funds IS Capital World Growth and Income Class 1	102,988	(7,235)	95,753	41,810	(3,260)	38,550
American Funds IS Capital World Growth and Income Class 4	4,120,220	(3,532,600)	587,620	1,613,746	(1,411,246)	202,500
American Funds IS Global Balanced Class 4	2,845,540	(2,763,767)	81,773	1,058,930	(1,132,207)	(73,277)
American Funds IS Global Growth Class 1	96,348	(14,687)	81,661	177,240	(12,916)	164,324
American Funds IS Global Growth Class 4	8,608,558	(6,912,748)	1,695,810	2,854,030	(2,773,090)	80,940
American Funds IS Global Small Capitalization Class 4	2,162,643	(1,701,695)	460,948	974,880	(964,495)	10,385
American Funds IS Growth Class 1	599,910	(166,754)	433,156	319,149	(147,193)	171,956
American Funds IS Growth Class 4	55,078,689	(44,979,861)	10,098,828	18,162,674	(14,550,169)	3,612,505
American Funds IS Growth-Income Class 1	160,029	(75,623)	84,406	135,187	(58,086)	77,101
American Funds IS Growth-Income Class 4	22,534,660	(19,590,410)	2,944,250	8,435,870	(8,124,049)	311,821
American Funds IS International Class 1	121,170	(9,486)	111,684	19,391	(3,943)	15,448
American Funds IS International Class 4	4,006,196	(3,988,231)	17,965	1,560,033	(2,085,316)	(525,283)
American Funds IS International Growth and Income Class 1	49,073	(6,397)	42,676	6,158	(9,551)	(3,393)
American Funds IS International Growth and Income Class 4	2,501,983	(2,525,584)	(23,601)	1,567,872	(1,878,307)	(310,435)
American Funds IS Managed Risk Asset Allocation Class P1	62,430	(11,761)	50,669	217,192	(2,344)	214,848

SA-93

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds IS Managed Risk Asset Allocation Class P2	3,923,062	(4,252,862)	(329,800)	2,533,915	(2,697,662)	(163,747)
American Funds IS New World Fund Class 1	262,803	(26,984)	235,819	114,274	(31,263)	83,011
American Funds IS New World Fund Class 4	3,487,435	(3,234,136)	253,299	1,559,204	(1,630,544)	(71,340)
American Funds IS The Bond Fund of America Class 1	612,119	(56,912)	555,207	329,671	(235,895)	93,776
American Funds IS The Bond Fund of America Class 4	14,883,243	(11,576,178)	3,307,065	6,526,617	(4,576,417)	1,950,200
American Funds IS U.S. Government Securities Class 1	147,095	(7,429)	139,666	186,594	(34,262)	152,332
American Funds IS U.S. Government Securities Class 4	2,888,692	(2,853,743)	34,949	3,167,552	(3,643,183)	(475,631)
American Funds IS Washington Mutual Investors Class 1	178,190	(33,800)	144,390	116,134	(4,756)	111,378
American Funds IS Washington Mutual Investors Class 4	14,860,460	(11,994,560)	2,865,900	5,804,885	(5,216,338)	588,547
BlackRock 60/40 Target Allocation ETF V.I. Class I	20,494,978	(16,991,841)	3,503,137	9,152,039	(7,533,260)	1,618,779
BlackRock Capital Appreciation V.I. Class III	46,051	(193,214)	(147,163)	53,831	(255,684)	(201,853)
BlackRock Equity Dividend V.I. Class I	131,344	(15,718)	115,626	26,090	(13,350)	12,740
BlackRock Global Allocation V.I. Class I	30,603	(4,634)	25,969	34,709	(39,181)	(4,472)
BlackRock Global Allocation V.I. Class III	7,153,269	(17,194,866)	(10,041,597)	5,803,500	(14,420,009)	(8,616,509)
BlackRock High Yield V.I. Class I	73,284	(27,085)	46,199	71,138	(8,098)	63,040
BlackRock S&P 500 Index V.I. Class I	220,253	(57,509)	162,744	127,088	(56,011)	71,077
BlackRock Small Cap Index V.I. Class I	291,348	(73,704)	217,644	180,426	(56,792)	123,634
BlackRock Total Return V.I. Class I	183,435	(97,365)	86,070	129,065	(17,422)	111,643
DFA VA Equity Allocation Institutional Class	85,303	(4,716)	80,587	10,229	(1,723)	8,506
DFA VA Global Bond Institutional Class	65,226	(24,782)	40,444	17,627	(1,490)	16,137
DFA VA Global Moderate Allocation Institutional Class	297,070	(27,586)	269,484	94,731	(1,251)	93,480
DFA VA International Small Institutional Class	81,590	(7,544)	74,046	35,597	(7,380)	28,217
DFA VA International Value Institutional Class	224,591	(18,590)	206,001	60,770	(24,324)	36,446
DFA VA Short-Term Fixed Institutional Class	233,472	(57,483)	175,989	223,455	(86,935)	136,520
DFA VA US Large Value Institutional Class	301,189	(40,066)	261,123	180,713	(39,202)	141,511
DFA VA US Targeted Value Institutional Class	174,426	(16,815)	157,611	95,609	(13,567)	82,042
Fidelity VIP Consumer Discretionary Initial Class	5,559	(288)	5,271	486	(2)	484
Fidelity VIP Contrafund Initial Class	353,059	(96,378)	256,681	211,018	(7,576)	203,442
Fidelity VIP Contrafund Service Class 2	24,511,450	(18,046,446)	6,465,004	7,502,144	(6,542,940)	959,204
Fidelity VIP Emerging Markets Initial Class	128,366	(18,638)	109,728	93,147	(6,552)	86,595
Fidelity VIP Energy Initial Class	24,069	(9,013)	15,056	51,967	(16,481)	35,486
Fidelity VIP Extended Market Index Initial Class	177,361	(94,567)	82,794	163,018	(14,433)	148,585
Fidelity VIP FundsManager 60% Investor Class	8,399,909	(465,156)	7,934,753	19,876,784	(401,189)	19,475,595
Fidelity VIP FundsManager 60% Service Class 2	6,532,062	(7,296,510)	(764,448)	6,061,296	(5,359,181)	702,115
Fidelity VIP Government Money Market Initial Class	2,756,263	(2,375,668)	380,595	2,854,245	(2,574,541)	279,704
Fidelity VIP Government Money Market Investor Class	62,074	(62,074)	-	79,028	(79,028)	-
Fidelity VIP Government Money Market Service Class	63,100,797	(64,000,582)	(899,785)	48,028,405	(50,061,416)	(2,033,011)
Fidelity VIP Growth Opportunities Initial Class	72,426	(15,138)	57,288	49,804	(23,973)	25,831
Fidelity VIP Index 500 Initial Class	301,752	(124,329)	177,423	253,543	(69,682)	183,861
Fidelity VIP Investment Grade Bond Initial Class	456,528	(210,026)	246,502	287,883	(17,027)	270,856
Fidelity VIP Strategic Income Service Class 2	6,702,358	(6,218,382)	483,976	3,075,472	(2,993,862)	81,610
Fidelity VIP Value Strategies Initial Class	96,716	(32,800)	63,916	58,903	(12,258)	46,645
First Trust Dorsey Wright Tactical Core Class I	2,302,997	(2,358,849)	(55,852)	1,189,446	(1,136,158)	53,288
First Trust/Dow Jones Dividend & Income Allocation Class I	10,031,679	(12,952,995)	(2,921,316)	8,034,012	(9,394,711)	(1,360,699)
Franklin Allocation VIP Class 2	101,545	(173,924)	(72,379)	71,986	(119,229)	(47,243)
Franklin Allocation VIP Class 4	2,589,214	(3,841,630)	(1,252,416)	2,207,146	(2,523,373)	(316,227)
Franklin Income VIP Class 1	62,892	(847)	62,045	10,782	(425)	10,357
Franklin Income VIP Class 2	5,919,992	(4,627,418)	1,292,574	1,874,704	(2,219,902)	(345,198)
Franklin Mutual Global Discovery VIP Class 2	1,529,743	(2,256,188)	(726,445)	632,370	(1,856,274)	(1,223,904)
Franklin Mutual Shares VIP Class 1	8,271	(7,755)	516	8,190	(78)	8,112
Franklin Rising Dividends VIP Class 1	125,873	(20,464)	105,409	113,119	(58,843)	54,276
Franklin Rising Dividends VIP Class 2	9,358,855	(8,818,897)	539,958	4,425,020	(4,152,423)	272,597
Franklin Small Cap Value VIP Class 1	64,982	(4,015)	60,967	12,724	(1,555)	11,169
Franklin Small-Mid Cap Growth VIP Class 1	86,163	(22,719)	63,444	74,678	(18,890)	55,788
Franklin Strategic Income VIP Class 1	152,005	(32,612)	119,393	150,429	(96,979)	53,450
Templeton Foreign VIP Class 1	5,471	(9,118)	(3,647)	10,871	(698)	10,173

SA-94

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Templeton Global Bond VIP Class 1	6,142	(2,678)	3,464	31,875	(2,630)	29,245
Templeton Global Bond VIP Class 2	2,008,198	(2,485,213)	(477,015)	916,959	(1,641,295)	(724,336)
Goldman Sachs VIT Large Cap Value Institutional Shares	11,445	(5,564)	5,881	38,490	(35,872)	2,618
Goldman Sachs VIT Mid Cap Value Institutional Shares	22,271	(6,662)	15,609	15,775	(11,363)	4,412
Goldman Sachs VIT Strategic Growth Institutional Shares	3,248	(1,330)	1,918	35,404	(2,702)	32,702
Goldman Sachs VIT Trends Driven Allocation Institutional Shares	2,282	(12,029)	(9,747)	1,270	(14,809)	(13,539)
Janus Henderson Balanced Institutional Shares	183,195	(44,405)	138,790	104,628	(154,960)	(50,332)
Janus Henderson Balanced Service Shares	117,800,483	(116,855,414)	945,069	79,703,146	(64,375,799)	15,327,347
Janus Henderson Enterprise Institutional Shares	71,440	(7,128)	64,312	33,610	(14,808)	18,802
Janus Henderson Flexible Bond Service Shares	1,994,528	(1,809,595)	184,933	1,047,207	(1,014,607)	32,600
LVIP American Century Inflation Protection Standard Class II	35,606	(1,736)	33,870
LVIP American Century MidCap Value Standard Class II	29,447	(50,119)	(20,672)	52,982	(6,132)	46,850
LVIP American Century MidCap Value Service Class	4,153,702	(4,645,521)	(491,819)	2,589,230	(2,739,429)	(150,199)
LVIP JPMorgan Core Bond Standard Class	166,399	(8,324)	158,075	192,727	(7,559)	185,168
LVIP JPMorgan Mid Cap Value Standard Class	5,438	(4,728)	710	12,390	(46,944)	(34,554)
LVIP JPMorgan U.S. Equity Standard Class	497	(3)	494	-	(4)	(4)
Western Asset Core Plus VIT Class I	232,990	(285,256)	(52,266)	187,542	(93,476)	94,066
Lord Abbett Bond Debenture Class VC	4,921,166	(4,588,227)	332,939	2,310,841	(2,999,623)	(688,782)
Lord Abbett Total Return Class VC	3,781,546	(4,853,398)	(1,071,852)	2,505,620	(3,722,139)	(1,216,519)
Macquarie VIP Asset Strategy Series Service Class	2,562,360	(1,259,557)	1,302,803	2,002,944	(1,154,755)	848,189
Macquarie VIP Energy Series Service Class	3,840,623	(4,678,367)	(837,744)	3,519,968	(5,980,099)	(2,460,131)
MFS International Growth - Initial Class	41,779	(8,532)	33,247	69,833	(29,883)	39,950
MFS Massachusetts Investors Growth Stock - Service Class	112,502	(506,904)	(394,402)	125,486	(566,431)	(440,945)
MFS New Discovery Series - Initial Class	40,021	(8,783)	31,238	31,968	(2,390)	29,578
MFS Total Return Series - Service Class	5,991,471	(7,513,591)	(1,522,120)	6,095,535	(6,360,131)	(264,596)
MFS Utilities Series - Initial Class	54,659	(5,542)	49,117	18,382	(8,981)	9,401
MFS Utilities Series - Service Class	2,771,851	(2,963,484)	(191,633)	1,611,005	(2,027,082)	(416,077)
MFS Value Series - Initial Class	36,852	(6,375)	30,477	65,419	(1,443)	63,976
MFS Value Series - Service Class	125,997	(399,736)	(273,739)	184,068	(391,419)	(207,351)
TOPS Aggressive Growth ETF Class 1	11,192	(3,812)	7,380	38,593	(124)	38,469
TOPS Balanced ETF Class 1	-	(162)	(162)	-	(6,760)	(6,760)
TOPS Conservative ETF Class 1	15,696	(11,462)	4,234	24,893	(32,129)	(7,236)
TOPS Growth ETF Class 1	19,361	(503)	18,858	25,859	(247)	25,612
TOPS Managed Risk Balanced ETF Class 1	145	(596)	(451)	61,778	(257)	61,521
TOPS Managed Risk Growth ETF Class 1	37,699	(225)	37,474	21,281	(29)	21,252
TOPS Managed Risk Moderate Growth ETF Class 1	22,996	(146)	22,850
TOPS Moderate Growth ETF Class 1	5,474	(10)	5,464	1,416	(5,675)	(4,259)
PIMCO CommodityRealReturn Strategy - Advisor Class	1,403,942	(1,732,647)	(328,705)	1,446,182	(2,872,770)	(1,426,588)
PIMCO Emerging Markets Bond - Institutional Class	36,670	(17,241)	19,429	24,965	(39,724)	(14,759)
PIMCO Income - Advisor Class	8,439,296	(5,939,010)	2,500,286	3,560,123	(1,623,771)	1,936,352
PIMCO Long-Term U.S. Government - Institutional Class	111,062	(47,914)	63,148	54,919	(12,864)	42,055
PIMCO Low Duration - Institutional Class	187,364	(20,530)	166,834	302,311	(12,971)	289,340
PIMCO Total Return - Institutional Class	413,014	(40,866)	372,148	247,427	(143,322)	104,105
Schwab Government Money Market				19,203	(19,203)	-
Schwab S&P 500 Index	1,577,237	(412,284)	1,164,953	1,720,347	(552,539)	1,167,808
Schwab VIT Balanced	382,270	(988,650)	(606,380)	261,910	(585,798)	(323,888)
Schwab VIT Balanced with Growth	330,750	(973,645)	(642,895)	107,132	(750,192)	(643,060)
Schwab VIT Growth	146,184	(1,013,526)	(867,342)	129,075	(673,781)	(544,706)
State Street Total Return V.I.S. Class 3	510,069	(15,423,599)	(14,913,530)	1,468,042	(2,443,637)	(975,595)
T. Rowe Price Blue Chip Growth - I	105,192	(97,521)	7,671	120,913	(79,552)	41,361
T. Rowe Price Equity Income - I	35,148	(6,137)	29,011	16,360	(1,979)	14,381
T. Rowe Price Health Sciences - I	65,402	(7,556)	57,846	29,511	(13,706)	15,805
VanEck VIP Global Resources Class S	1,433,613	(1,654,249)	(220,636)	1,366,688	(1,987,048)	(620,360)
Vanguard VIF Balanced	809,722	(304,223)	505,499	515,812	(227,590)	288,222
Vanguard VIF Capital Growth	75,420	(35,104)	40,316	145,131	(100,440)	44,691
Vanguard VIF Conservative Allocation	111,806	(114,185)	(2,379)	353,276	(98,940)	254,336

SA-95

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	2024			2023
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Vanguard VIF Diversified Value	231,688	(15,735)	215,953	15,988	(20,757)	(4,769)
Vanguard VIF Equity Income	207,912	(35,807)	172,105	326,415	(237,077)	89,338
Vanguard VIF Equity Index	47,499	(36,838)	10,661	67,727	(25,037)	42,690
Vanguard VIF Global Bond Index	77,030	(49,249)	27,781	61,682	(4,762)	56,920
Vanguard VIF Growth	300,512	(113,550)	186,962	287,249	(108,118)	179,131
Vanguard VIF High Yield Bond	195,555	(39,469)	156,086	110,949	(16,661)	94,288
Vanguard VIF International	268,586	(15,712)	252,874	181,270	(33,820)	147,450
Vanguard VIF Mid-Cap Index	523,899	(73,742)	450,157	330,926	(52,196)	278,730
Vanguard VIF Moderate Allocation	401,279	(306,020)	95,259	627,428	(445,327)	182,101
Vanguard VIF Real Estate Index	106,260	(32,046)	74,214	127,893	(46,905)	80,988
Vanguard VIF Short-Term Investment-Grade	790,992	(129,701)	661,291	312,927	(63,117)	249,810
Vanguard VIF Total Bond Market Index	2,351,924	(279,202)	2,072,722	1,159,386	(389,073)	770,313
Vanguard VIF Total International Stock Market Index	679,053	(111,484)	567,569	479,817	(121,468)	358,349
Vanguard VIF Total Stock Market Index	703,950	(194,499)	509,451	411,568	(150,727)	260,841

SA-96

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

8. FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Bond Plus Class I (5)
11/11/2024 - 12/31/2024	$9.93	$9.95	28,918	$287,423	0.00%	0.30%	1.40%	(1.14)%	(1.14)%
Core Income Class I
2024	$9.36	$11.92	4,937,317	$54,274,307	0.00%	0.30%	1.95%	0.78%	2.47%
2023	9.31	11.65	3,816,823	41,475,997	0.00%	0.30%	1.95%	6.00%	7.66%
2022	8.71	10.83	3,478,965	35,591,556	0.00%	0.30%	1.95%	(14.09)%	(12.66)%
2021	10.05	12.41	3,333,548	39,404,318	0.00%	0.30%	1.95%	(2.32)%	(0.69)%
2020	11.46	12.51	3,189,553	38,329,877	0.00%	0.30%	2.00%	7.46%	9.25%
Diversified Bond Class I
2024	$8.28	$16.11	14,502,107	$166,330,810	0.00%	0.30%	2.00%	(0.40)%	1.32%
2023	8.25	15.92	15,026,160	172,171,896	0.00%	0.30%	2.00%	1.56%	3.29%
2022	8.07	15.43	16,208,941	181,360,873	0.00%	0.30%	2.00%	(20.23)%	(18.86)%
2021	10.04	19.04	17,376,218	242,491,985	0.00%	0.30%	2.00%	(3.87)%	(2.22)%
2020	12.14	19.49	15,489,503	225,524,712	0.00%	0.30%	2.00%	8.17%	10.02%
Floating Rate Income Class I
2024	$10.94	$15.91	12,810,447	$178,520,188	0.00%	0.30%	2.00%	5.90%	7.73%
2023	10.26	14.78	13,256,422	176,368,982	0.00%	0.30%	2.00%	11.41%	13.32%
2022	9.86	13.06	13,808,314	164,826,879	0.00%	0.30%	2.00%	(3.49)%	(1.84)%
2021	10.14	13.32	12,474,821	153,131,393	0.00%	0.30%	2.00%	2.55%	4.31%
2020	10.97	12.78	11,256,440	133,786,363	0.00%	0.30%	2.00%	2.63%	4.39%
Floating Rate Income Class P
2024	$12.32	$12.39	221,272	$2,736,158	0.00%	0.45%	0.60%	7.74%	7.91%
2023	11.43	11.48	195,404	2,239,999	0.00%	0.45%	0.60%	13.08%	13.25%
2022	10.11	10.14	107,305	1,086,656	0.00%	0.45%	0.60%	(1.94)%	(1.79)%
05/27/2021 - 12/31/2021	10.31	10.32	79,769	822,761	0.00%	0.45%	0.60%	1.99%	1.99%
High Yield Bond Class I
2024	$10.04	$33.15	6,614,942	$124,418,406	0.00%	0.30%	2.00%	5.01%	6.82%
2023	10.11	31.06	7,595,768	134,238,065	0.00%	0.30%	2.00%	10.01%	11.89%
2022	10.08	27.79	7,526,318	123,579,098	0.00%	0.30%	2.00%	(12.12)%	(10.62)%
2021	12.12	31.12	9,003,353	169,113,680	0.00%	0.30%	2.00%	3.33%	5.10%
2020	11.64	29.64	9,125,009	169,940,567	0.00%	0.30%	2.00%	3.65%	5.43%
Inflation Managed Class I
2024	$9.29	$24.63	9,387,905	$137,165,595	0.00%	0.30%	2.00%	0.32%	2.05%
2023	9.22	24.40	10,538,709	153,790,793	0.00%	0.30%	2.00%	1.62%	3.36%
2022	9.01	23.87	11,807,580	168,900,461	0.00%	0.30%	2.00%	(13.61)%	(12.14)%
2021	10.35	27.47	12,557,766	214,072,254	0.00%	0.30%	2.00%	3.60%	5.37%
2020	10.12	26.35	10,364,592	181,604,575	0.00%	0.30%	2.00%	9.21%	11.09%
Intermediate Bond Class I
2024	$8.85	$10.81	4,134,304	$38,745,687	0.00%	0.30%	1.85%	0.23%	1.80%
2023	8.83	10.71	2,358,811	21,506,403	0.00%	0.30%	1.85%	3.80%	5.42%
2022	8.51	9.60	914,805	7,883,500	0.00%	0.30%	1.85%	(14.36)%	(13.63)%
11/03/2021 - 12/31/2021	9.97	9.98	96,614	963,964	0.00%	0.30%	1.60%	(0.12)%	(0.12)%
Managed Bond Class I
2024	$9.13	$25.42	19,826,118	$288,415,450	0.00%	0.30%	2.00%	0.65%	2.39%
2023	8.99	25.10	19,799,408	289,282,431	0.00%	0.30%	2.00%	4.45%	6.23%
2022	8.54	23.89	20,838,582	293,086,505	0.00%	0.30%	2.00%	(15.72)%	(14.28)%
2021	10.74	28.18	23,360,988	391,987,013	0.00%	0.30%	2.00%	(3.09)%	(1.43)%
2020	11.07	28.90	22,834,095	403,577,841	0.00%	0.30%	2.00%	6.20%	8.02%
Short Duration Bond Class I
2024	$9.62	$13.72	26,874,316	$291,381,056	0.00%	0.30%	2.00%	2.78%	4.55%
2023	9.35	13.14	28,047,912	292,996,088	0.00%	0.30%	2.00%	2.80%	4.56%
2022	9.07	12.58	30,813,210	310,345,111	0.00%	0.30%	2.00%	(6.46)%	(4.86)%
2021	9.68	13.23	34,516,572	368,495,538	0.00%	0.30%	2.00%	(2.42)%	(0.75)%
2020	9.90	13.35	33,138,939	359,491,780	0.00%	0.30%	2.00%	1.68%	3.42%

SA-97

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Emerging Markets Debt Class I
2024	$9.86	$12.90	1,101,171	$12,369,212	0.00%	0.30%	2.00%	4.76%	6.56%
2023	9.39	12.11	1,161,936	12,354,722	0.00%	0.30%	2.00%	10.13%	12.02%
2022	8.51	10.83	1,318,192	12,528,823	0.00%	0.30%	2.00%	(11.06)%	(9.54)%
2021	9.55	11.98	1,621,000	17,267,388	0.00%	0.30%	2.00%	(7.98)%	(6.40)%
2020	10.36	12.81	1,580,511	18,134,828	0.00%	0.30%	2.00%	(0.26)%	1.45%
Dividend Growth Class I
2024	$12.35	$52.45	17,898,168	$504,917,865	0.00%	0.30%	2.00%	10.99%	12.90%
2023	11.05	46.50	16,028,749	460,667,518	0.00%	0.30%	2.00%	11.08%	12.98%
2022	9.93	41.20	14,678,660	417,480,008	0.00%	0.30%	2.00%	(12.26)%	(10.76)%
2021	11.21	46.21	14,573,292	485,107,198	0.00%	0.30%	2.00%	23.31%	25.42%
2020	15.73	36.88	14,379,140	392,591,032	0.00%	0.30%	2.00%	11.19%	13.10%
Equity Index Class I
2024	$13.86	$99.29	72,108,071	$2,070,647,651	0.00%	0.30%	2.00%	22.18%	24.29%
2023	11.26	80.78	52,937,977	1,578,887,432	0.00%	0.30%	2.00%	23.45%	25.56%
2022	9.13	65.04	48,691,993	1,298,658,388	0.00%	0.30%	2.00%	(19.93)%	(18.55)%
2021	11.33	80.74	47,333,159	1,630,463,464	0.00%	0.30%	2.00%	25.83%	27.99%
2020	16.13	63.79	42,907,290	1,207,544,897	0.00%	0.30%	2.00%	15.77%	17.76%
Focused Growth Class I
2024	$12.42	$120.07	9,418,387	$313,241,523	0.00%	0.30%	2.00%	25.40%	27.56%
2023	9.92	94.22	6,401,150	229,957,026	0.00%	0.30%	2.00%	35.24%	37.55%
2022	7.27	68.57	5,455,323	167,698,636	0.00%	0.30%	2.00%	(35.11)%	(34.00)%
2021	11.10	103.99	5,423,820	266,598,139	0.00%	0.30%	2.00%	17.41%	19.43%
2020	22.24	87.16	5,161,793	219,367,794	0.00%	0.30%	2.00%	35.56%	37.88%
Growth Class I
2024	$13.60	$129.10	11,311,160	$504,031,494	0.00%	0.30%	2.00%	29.20%	31.42%
2023	10.46	99.33	8,765,086	386,397,396	0.00%	0.30%	2.00%	32.87%	35.14%
2022	7.86	74.31	7,706,459	295,380,893	0.00%	0.30%	2.00%	(32.57)%	(31.42)%
2021	11.54	109.55	7,711,223	454,798,690	0.00%	0.30%	2.00%	20.98%	23.05%
2020	21.12	90.01	7,677,598	386,224,796	0.00%	0.30%	2.00%	28.96%	31.17%
Hedged Equity Class I
2024	$12.30	$13.41	27,315,721	$347,338,488	0.00%	0.30%	2.00%	15.53%	17.52%
2023	10.65	11.49	20,780,266	226,718,859	0.00%	0.30%	2.00%	13.46%	15.34%
2022	9.40	10.03	12,776,603	121,716,044	0.00%	0.30%	1.95%	(9.63)%	(8.22)%
05/04/2021 - 12/31/2021	10.42	10.53	3,532,181	36,962,504	0.00%	0.30%	1.85%	4.54%	4.54%
Hedged Equity Class P
2024	$12.80	$12.87	367,683	$4,724,398	0.00%	0.45%	0.60%	17.40%	17.58%
2023	10.90	10.94	241,279	2,639,046	0.00%	0.45%	0.60%	15.40%	15.40%
2022	9.48	9.48	162,474	1,540,599	0.00%	0.45%	0.45%	(8.18)%	(8.18)%
08/13/2021 - 12/31/2021	10.33	10.33	11,221	115,873	0.00%	0.45%	0.45%	1.89%	1.89%
Large-Cap Core Class I
2024	$13.31	$72.76	8,479,147	$323,335,845	0.00%	0.30%	2.00%	21.49%	23.59%
2023	10.88	59.53	7,087,396	268,648,298	0.00%	0.30%	2.00%	24.55%	26.68%
2022	9.96	47.51	6,807,796	227,087,139	0.00%	0.30%	2.00%	(22.18)%	(20.85)%
2021	20.72	60.69	7,312,586	317,067,817	0.00%	0.30%	2.00%	25.23%	27.38%
2020	16.30	48.17	8,154,980	283,532,001	0.00%	0.30%	2.00%	11.68%	13.59%
Large-Cap Growth Class I
2024	$12.83	$68.27	8,617,832	$301,291,702	0.00%	0.30%	2.00%	27.38%	29.58%
2023	9.98	52.92	8,226,437	258,438,334	0.00%	0.30%	2.00%	42.25%	44.68%
2022	9.17	36.74	8,517,159	194,888,783	0.00%	0.30%	2.00%	(39.13)%	(38.09)%
2021	25.38	59.61	8,739,074	328,630,649	0.00%	0.30%	2.00%	17.89%	19.91%
2020	21.42	49.94	9,264,727	292,565,788	0.00%	0.30%	2.00%	35.61%	37.93%
Large-Cap Plus Bond Alpha Class I (5)
11/27/2024 - 12/31/2024	$10.24	$10.24	382	$3,910	0.00%	1.10%	1.60%	(2.22)%	(2.22)%
Large-Cap Value Class I
2024	$11.69	$44.54	9,411,720	$249,427,464	0.00%	0.30%	2.00%	5.82%	7.64%
2023	10.97	41.42	8,953,459	247,326,651	0.00%	0.30%	2.00%	12.64%	14.57%
2022	9.68	36.24	9,393,789	239,660,488	0.00%	0.30%	2.00%	(8.48)%	(6.91)%
2021	10.53	39.36	8,847,030	256,269,837	0.00%	0.30%	2.00%	23.62%	25.74%
2020	12.91	31.65	8,251,342	200,560,402	0.00%	0.30%	2.00%	3.77%	5.55%

SA-98

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Mid-Cap Growth Class I
2024	$8.95	$44.32	11,298,405	$290,043,210	0.00%	0.30%	2.00%	0.44%	2.17%
2023	8.85	43.58	9,735,449	287,474,071	0.00%	0.30%	2.00%	17.26%	19.26%
2022	7.53	36.70	9,155,547	247,780,894	0.00%	0.30%	2.00%	(32.10)%	(30.93)%
2021	11.00	53.38	9,226,331	368,344,471	0.00%	0.30%	2.00%	14.36%	16.32%
2020	23.82	46.10	9,767,687	341,825,807	0.00%	0.30%	2.00%	47.17%	49.69%
Mid-Cap Plus Bond Alpha Class I
2024	$10.72	$70.52	8,210,846	$253,383,449	0.00%	0.30%	2.00%	12.66%	14.60%
2023	9.46	62.22	6,551,245	220,028,998	0.00%	0.30%	2.00%	13.07%	15.00%
2022	8.31	54.70	6,835,391	211,893,276	0.00%	0.30%	2.00%	(18.89)%	(17.50)%
2021	17.89	67.03	6,728,833	265,451,633	0.00%	0.30%	2.00%	14.10%	16.05%
2020	15.60	58.40	6,443,675	234,858,057	0.00%	0.30%	2.00%	24.99%	27.13%
Mid-Cap Value Class I
2024	$11.66	$54.36	5,600,885	$136,990,048	0.00%	0.30%	2.00%	8.11%	9.97%
2023	10.72	49.48	4,558,144	116,846,380	0.00%	0.30%	2.00%	14.09%	16.04%
2022	9.39	42.68	4,211,163	101,437,822	0.00%	0.30%	2.00%	(9.10)%	(7.54)%
2021	10.22	46.21	4,453,627	120,534,150	0.00%	0.30%	2.00%	24.52%	26.65%
2020	13.39	36.52	3,812,231	85,401,943	0.00%	0.30%	2.00%	3.43%	5.20%
QQQ Plus Bond Alpha Class I (5)
11/12/2024 - 12/31/2024	$10.44	$10.47	255,353	$2,668,366	0.00%	0.30%	1.60%	(0.61)%	(0.61)%
Small-Cap Equity Class I
2024	$10.10	$48.54	2,936,301	$66,236,231	0.00%	0.30%	2.00%	7.51%	9.37%
2023	9.34	44.42	2,845,253	64,364,454	0.00%	0.30%	2.00%	10.74%	12.63%
2022	8.43	39.48	2,731,229	58,278,803	0.00%	0.30%	2.00%	(14.64)%	(13.18)%
2021	9.77	45.52	2,919,437	73,712,345	0.00%	0.30%	2.00%	23.96%	26.08%
2020	12.53	36.14	2,628,838	54,784,251	0.00%	0.30%	2.00%	3.33%	5.10%
Small-Cap Growth Class I
2024	$7.89	$38.54	5,169,292	$127,195,135	0.00%	0.30%	2.00%	4.43%	6.23%
2023	7.51	36.32	4,820,542	122,470,131	0.00%	0.30%	2.00%	11.94%	13.86%
2022	6.70	31.93	4,818,532	112,684,447	0.00%	0.30%	2.00%	(31.31)%	(30.13)%
2021	9.66	45.75	4,472,937	152,924,932	0.00%	0.30%	2.00%	(0.32)%	1.39%
2020	24.95	45.17	4,452,222	155,145,306	0.00%	0.30%	2.00%	52.50%	55.11%
Small-Cap Index Class I
2024	$9.53	$49.74	13,282,416	$297,769,129	0.00%	0.30%	2.00%	8.63%	10.50%
2023	8.74	45.06	10,895,687	253,807,679	0.00%	0.30%	2.00%	13.91%	15.85%
2022	7.61	38.93	10,299,941	223,773,824	0.00%	0.30%	2.00%	(22.43)%	(21.10)%
2021	9.74	49.39	10,483,466	297,353,955	0.00%	0.30%	2.00%	11.98%	13.89%
2020	14.02	43.41	10,160,705	265,843,742	0.00%	0.30%	2.00%	16.80%	18.80%
Small-Cap Plus Bond Alpha Class I (5)
11/08/2024 - 12/31/2024	$10.07	$10.07	5,000	$50,353	0.00%	1.20%	1.40%	(7.28)%	(7.28)%
Small-Cap Value Class I
2024	$8.96	$68.12	4,324,481	$104,327,505	0.00%	0.30%	2.00%	4.07%	5.86%
2023	8.56	64.41	4,345,925	110,847,444	0.00%	0.30%	2.00%	5.40%	7.21%
2022	8.11	60.14	4,332,834	108,567,265	0.00%	0.30%	2.00%	(18.45)%	(17.06)%
2021	9.85	72.59	4,636,206	146,262,895	0.00%	0.30%	2.00%	32.92%	35.20%
2020	11.08	53.74	4,325,214	108,118,275	0.00%	0.30%	2.00%	1.39%	3.13%
Value Class I
2024	$11.53	$34.93	6,320,991	$152,924,503	0.00%	0.30%	2.00%	7.95%	9.81%
2023	10.61	31.84	6,909,276	159,050,663	0.00%	0.30%	2.00%	1.72%	3.46%
2022	10.32	30.80	7,848,410	177,385,602	0.00%	0.30%	2.00%	(2.50)%	(0.83)%
2021	10.47	31.09	7,952,289	187,762,796	0.00%	0.30%	2.00%	19.24%	21.28%
2020	11.16	25.66	8,856,167	176,480,230	0.00%	0.30%	2.00%	(8.78)%	(7.22)%
Value Advantage Class I
2024	$12.11	$28.54	4,022,859	$90,748,587	0.00%	0.30%	2.00%	14.19%	16.15%
2023	10.54	24.60	3,927,357	82,090,911	0.00%	0.30%	2.00%	7.44%	9.28%
2022	10.46	22.53	4,430,519	89,631,172	0.00%	0.30%	2.00%	(5.96)%	(4.35)%
2021	16.42	23.58	3,571,733	77,360,557	0.00%	0.30%	2.00%	25.98%	28.14%
2020	12.84	18.42	2,729,163	46,722,273	0.00%	0.30%	2.00%	(4.70)%	(3.07)%

SA-99

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Emerging Markets Class I
2024	$6.53	$67.09	8,690,152	$131,893,286	0.00%	0.30%	2.00%	(3.49)%	(1.82)%
2023	6.79	68.40	9,100,644	146,028,182	0.00%	0.30%	2.00%	6.80%	8.63%
2022	6.29	63.03	9,163,589	140,559,979	0.00%	0.30%	2.00%	(26.75)%	(25.50)%
2021	8.50	84.69	8,603,856	184,146,175	0.00%	0.30%	2.00%	(10.10)%	(8.56)%
2020	14.16	92.71	8,202,236	204,655,526	0.00%	0.30%	2.00%	15.00%	16.98%
International Equity Plus Bond Alpha Class I (5)
11/22/2024 - 12/31/2024	$9.70	$9.70	1,478	$14,335	0.00%	0.30%	1.40%	(0.65)%	(0.65)%
International Growth Class I
2024	$8.90	$12.56	821,510	$8,760,848	0.00%	0.30%	1.95%	5.31%	7.07%
2023	8.40	11.79	382,358	3,565,576	0.00%	0.30%	1.95%	11.77%	13.39%
2022	7.54	10.48	203,289	1,570,294	0.00%	0.30%	1.75%	(22.90)%	(21.77)%
11/02/2021 - 12/31/2021	9.79	9.81	43,783	429,164	0.00%	0.30%	1.75%	(2.00)%	(2.00)%
International Large-Cap Class I
2024	$10.41	$37.98	11,985,114	$243,334,028	0.00%	0.30%	2.00%	1.61%	3.36%
2023	10.18	36.79	12,446,765	252,795,503	0.00%	0.30%	2.00%	16.31%	18.30%
2022	8.71	31.13	13,611,310	239,865,257	0.00%	0.30%	2.00%	(16.87)%	(15.45)%
2021	10.40	36.85	13,989,831	295,626,098	0.00%	0.30%	2.00%	12.51%	14.43%
2020	13.97	32.23	14,339,332	270,337,837	0.00%	0.30%	2.00%	8.55%	10.41%
International Small-Cap Class I
2024	$8.96	$22.83	2,208,121	$33,363,311	0.00%	0.30%	2.00%	(2.95)%	(1.28)%
2023	11.99	23.23	2,311,868	36,243,307	0.00%	0.30%	2.00%	14.92%	16.88%
2022	10.39	19.97	2,513,634	34,142,442	0.00%	0.30%	2.00%	(18.73)%	(17.34)%
2021	13.16	24.26	2,625,882	43,597,347	0.00%	0.30%	2.00%	11.62%	13.53%
2020	11.71	21.47	2,805,711	41,343,803	0.00%	0.30%	2.00%	6.27%	8.10%
International Value Class I
2024	$9.45	$19.79	7,674,294	$121,046,844	0.00%	0.30%	2.00%	1.82%	3.58%
2023	9.27	19.13	7,929,402	122,441,200	0.00%	0.30%	2.00%	17.83%	19.85%
2022	7.87	15.97	8,564,092	111,618,105	0.00%	0.30%	2.00%	(3.22)%	(1.56)%
2021	8.12	16.24	8,967,932	120,222,276	0.00%	0.30%	2.00%	17.98%	20.00%
2020	6.88	13.55	9,146,865	104,401,238	0.00%	0.30%	2.00%	(9.01)%	(7.45)%
Health Sciences Class I
2024	$9.42	$100.41	7,304,618	$251,218,246	0.00%	0.30%	2.00%	1.96%	3.72%
2023	10.20	96.90	7,121,266	272,537,490	0.00%	0.30%	2.00%	1.38%	3.11%
2022	10.06	94.07	6,978,977	290,035,336	0.00%	0.30%	2.00%	(7.67)%	(6.09)%
2021	10.79	100.27	7,368,699	343,506,288	0.00%	0.30%	2.00%	10.16%	12.05%
2020	17.10	89.57	7,254,306	319,284,574	0.00%	0.30%	2.00%	16.43%	18.43%
Real Estate Class I
2024	$9.82	$72.16	3,651,762	$99,670,691	0.00%	0.30%	2.00%	5.37%	7.19%
2023	10.32	68.07	4,108,484	108,030,969	0.00%	0.30%	2.00%	10.78%	12.67%
2022	9.27	61.08	4,308,652	104,649,198	0.00%	0.30%	2.00%	(27.11)%	(25.86)%
2021	16.07	83.30	4,819,847	161,408,914	0.00%	0.30%	2.00%	37.55%	39.90%
2020	12.54	60.20	4,888,497	124,841,396	0.00%	0.30%	2.00%	(5.19)%	(3.57)%
Technology Class I
2024	$10.51	$50.44	9,050,561	$304,782,351	0.00%	0.30%	2.00%	34.71%	37.03%
2023	10.46	37.35	8,121,945	227,480,772	0.00%	0.30%	2.00%	50.65%	53.22%
2022	6.88	24.73	7,575,806	147,240,460	0.00%	0.30%	2.00%	(37.33)%	(36.25)%
2021	10.87	39.36	7,458,120	230,161,585	0.00%	0.30%	2.00%	11.61%	13.52%
2020	17.05	35.18	7,706,962	208,731,278	0.00%	0.30%	2.00%	44.33%	46.80%
ESG Diversified Class I
2024	$10.75	$12.68	2,388,828	$26,624,058	0.00%	0.30%	2.00%	9.94%	11.84%
2023	9.78	11.42	2,105,604	21,077,463	0.00%	0.30%	2.00%	13.67%	15.44%
2022	8.61	9.96	977,900	8,536,826	0.00%	0.30%	1.85%	(18.04)%	(16.84)%
05/17/2021 - 12/31/2021	10.42	10.66	458,078	4,850,097	0.00%	0.30%	1.75%	6.49%	6.49%
ESG Diversified Class P (5)
10/17/2024 - 12/31/2024	$11.18	$11.18	8,120	$90,783	0.00%	0.60%	0.60%	(1.37)%	(1.37)%
01/01/2023 - 04/21/2023	9.15	9.15	-	-	0.00%	0.45%	0.45%	5.24%	5.24%
12/07/2022 - 12/31/2022	8.70	8.70	52,658	457,958	0.00%	0.45%	0.45%	(2.05)%	(2.05)%
ESG Diversified Growth Class I
2024	$10.41	$13.14	306,832	$3,677,505	0.00%	0.30%	1.85%	11.78%	13.54%
2023	9.31	11.67	147,295	1,458,757	0.00%	0.30%	1.85%	15.74%	17.31%
2022	8.08	10.03	98,168	817,907	0.00%	0.30%	1.65%	(19.06)%	(18.49)%
11/16/2021 - 12/31/2021	10.04	10.05	22,864	229,580	0.00%	0.50%	1.20%	(0.57)%	(0.57)%

SA-100

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

ESG Diversified Growth Class P
2024	$12.47	$12.47	4,377	$54,570	0.00%	0.45%	0.45%	13.60%	13.60%
2023	10.98	10.98	4,693	51,515	0.00%	0.45%	0.45%	17.37%	17.37%
09/28/2022 - 12/31/2022	9.35	9.35	2,201	20,588	0.00%	0.45%	0.45%	5.38%	5.38%
PSF Avantis Balanced Allocation Class D
2024	$10.92	$17.59	18,849,181	$289,370,695	0.00%	0.30%	2.00%	9.32%	11.21%
2023	9.91	15.83	21,287,358	301,972,559	0.00%	0.30%	2.00%	11.58%	13.49%
2022	8.78	13.96	23,391,029	298,038,547	0.00%	0.30%	2.00%	(16.67)%	(15.25)%
2021	10.97	16.49	23,751,181	366,915,479	0.00%	0.30%	2.00%	10.27%	12.16%
2020	12.90	14.72	20,364,483	287,800,621	0.00%	0.30%	2.00%	9.89%	11.77%
PSF Avantis Balanced Allocation Class P
2024	$11.72	$11.72	169,188	$1,982,515	0.00%	0.45%	0.45%	11.32%	11.32%
2023	10.53	10.53	180,635	1,901,469	0.00%	0.45%	0.45%	13.60%	13.60%
2022	9.27	9.27	192,749	1,786,007	0.00%	0.45%	0.45%	(15.16)%	(15.16)%
06/25/2021 - 12/31/2021	10.92	10.92	147,178	1,607,448	0.00%	0.45%	0.45%	4.00%	4.00%
Pacific Dynamix - Conservative Growth Class I
2024	$10.27	$24.59	24,352,134	$401,451,893	0.00%	0.30%	2.00%	6.38%	8.21%
2023	9.55	22.75	27,522,993	426,999,334	0.00%	0.30%	2.00%	9.48%	11.35%
2022	8.81	20.45	31,221,950	447,596,518	0.00%	0.30%	2.00%	(16.07)%	(14.63)%
2021	10.42	23.98	33,393,733	574,372,129	0.00%	0.30%	2.00%	4.34%	6.12%
2020	12.68	22.62	34,235,499	566,126,949	0.00%	0.30%	2.00%	9.99%	11.88%
Pacific Dynamix - Conservative Growth Class P
2024	$10.66	$10.73	112,988	$1,207,067	0.00%	0.45%	0.60%	8.10%	8.26%
2023	9.86	9.91	148,609	1,468,953	0.00%	0.45%	0.60%	11.24%	11.40%
2022	8.87	8.89	181,540	1,612,087	0.00%	0.45%	0.60%	(14.59)%	(14.59)%
08/13/2021 - 12/31/2021	10.41	10.41	7,555	78,662	0.00%	0.45%	0.45%	0.74%	0.74%
Pacific Dynamix - Moderate Growth Class I
2024	$10.72	$32.12	120,109,754	$2,220,681,483	0.00%	0.30%	2.00%	9.89%	11.79%
2023	9.69	28.76	130,199,517	2,243,812,569	0.00%	0.30%	2.00%	12.77%	14.70%
2022	8.58	25.10	136,624,336	2,142,087,307	0.00%	0.30%	2.00%	(17.36)%	(15.95)%
2021	10.29	29.89	139,849,234	2,700,163,391	0.00%	0.30%	2.00%	8.43%	10.29%
2020	13.22	27.13	136,145,159	2,492,898,271	0.00%	0.30%	2.00%	12.31%	14.24%
Pacific Dynamix - Moderate Growth Class P
2024	$11.47	$11.53	162,429	$1,871,141	0.00%	0.45%	0.60%	11.67%	11.84%
2023	10.27	10.31	84,281	867,645	0.00%	0.45%	0.60%	14.58%	14.76%
2022	8.96	8.99	61,197	549,060	0.00%	0.45%	0.60%	(16.03)%	(16.03)%
09/09/2021 - 12/31/2021	10.67	10.67	17,514	186,894	0.00%	0.60%	0.60%	0.93%	0.93%
Pacific Dynamix - Growth Class I
2024	$11.18	$40.06	71,031,647	$1,629,887,559	0.00%	0.30%	2.00%	11.63%	13.55%
2023	9.95	35.31	77,184,354	1,600,227,493	0.00%	0.30%	2.00%	14.67%	16.63%
2022	10.09	30.30	79,846,588	1,451,741,930	0.00%	0.30%	2.00%	(18.34)%	(16.94)%
2021	15.78	36.52	70,654,915	1,595,184,020	0.00%	0.30%	2.00%	12.07%	13.99%
2020	14.01	32.07	52,279,480	1,095,441,256	0.00%	0.30%	2.00%	13.50%	15.44%
Pacific Dynamix - Growth Class P
2024	$11.98	$12.05	322,389	$3,882,699	0.00%	0.45%	0.60%	13.61%	13.61%
2023	10.60	10.60	357,396	3,789,935	0.00%	0.45%	0.45%	16.69%	16.69%
2022	9.09	9.09	90,287	820,481	0.00%	0.45%	0.45%	(16.89)%	(16.89)%
02/19/2021 - 12/31/2021	10.93	10.93	21,700	237,290	0.00%	0.45%	0.45%	9.07%	9.07%
Pacific Dynamix - Aggressive Growth Class I (5)
05/17/2024 - 12/31/2024	$11.04	$11.16	359,413	$3,988,826	0.00%	0.30%	1.95%	5.46%	5.46%
Portfolio Optimization Conservative Class I
2024	$9.74	$15.05	67,872,242	$866,018,385	0.00%	0.30%	2.00%	4.26%	6.06%
2023	9.28	14.20	79,267,462	966,656,072	0.00%	0.30%	2.00%	7.07%	8.90%
2022	8.60	13.06	92,539,434	1,049,691,691	0.00%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.10	15.18	101,360,739	1,358,240,285	0.00%	0.30%	2.00%	0.18%	1.90%
2020	11.66	14.92	115,277,984	1,534,716,340	0.00%	0.30%	2.00%	5.75%	7.56%
Portfolio Optimization Moderate-Conservative Class I
2024	$9.98	$17.78	84,393,003	$1,283,065,474	0.00%	0.30%	2.00%	6.25%	8.09%
2023	9.43	16.47	97,836,295	1,396,229,421	0.00%	0.30%	2.00%	8.87%	10.73%
2022	8.57	14.89	112,884,194	1,475,099,723	0.00%	0.30%	2.00%	(16.59)%	(15.16)%
2021	10.44	17.57	128,206,662	2,000,947,661	0.00%	0.30%	2.00%	4.18%	5.96%
2020	12.29	16.60	143,065,548	2,134,143,003	0.00%	0.30%	2.00%	7.79%	9.64%

SA-101

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Portfolio Optimization Moderate Class I
2024	$10.60	$21.01	335,388,596	$5,965,874,413	0.00%	0.30%	2.00%	9.00%	10.88%
2023	9.63	19.03	387,315,028	6,307,581,493	0.00%	0.30%	2.00%	11.63%	13.54%
2022	8.55	16.84	438,793,672	6,383,985,804	0.00%	0.30%	2.00%	(17.38)%	(15.97)%
2021	10.25	20.13	491,458,484	8,618,931,342	0.00%	0.30%	2.00%	7.02%	8.85%
2020	12.62	18.57	548,864,454	8,961,811,838	0.00%	0.30%	2.00%	9.61%	11.49%
Portfolio Optimization Growth Class I
2024	$10.62	$23.99	279,231,374	$5,534,361,114	0.00%	0.30%	2.00%	9.14%	11.03%
2023	9.63	21.71	320,817,888	5,805,877,531	0.00%	0.30%	2.00%	12.19%	14.11%
2022	8.51	19.11	358,621,932	5,762,258,741	0.00%	0.30%	2.00%	(18.52)%	(17.13)%
2021	10.34	23.16	395,660,358	7,766,098,564	0.00%	0.30%	2.00%	10.88%	12.78%
2020	14.62	20.63	439,483,300	7,748,073,547	0.00%	0.30%	2.00%	10.49%	12.39%
Portfolio Optimization Aggressive-Growth Class I
2024	$10.83	$26.38	59,241,258	$1,252,406,722	0.00%	0.30%	2.00%	10.13%	12.03%
2023	11.63	23.66	67,046,157	1,284,167,130	0.00%	0.30%	2.00%	13.67%	15.61%
2022	10.18	20.55	74,256,762	1,245,655,008	0.00%	0.30%	2.00%	(19.14)%	(17.75)%
2021	15.35	25.10	81,124,035	1,675,735,514	0.00%	0.30%	2.00%	13.39%	15.34%
2020	13.47	21.86	89,683,364	1,627,065,563	0.00%	0.30%	2.00%	10.23%	12.12%
Invesco Oppenheimer V.I. International Growth Series I
2024	$9.00	$9.05	16,495	$149,213	0.98%	0.45%	0.60%	(2.11)%	(2.11)%
2023	9.25	9.25	1,821	16,843	0.61%	0.45%	0.45%	20.52%	20.52%
2022	7.67	7.67	1,821	13,976	0.00%	0.45%	0.45%	(27.46)%	(27.46)%
09/14/2021 - 12/31/2021	10.58	10.58	1,831	19,372	0.00%	0.45%	0.45%	(4.10)%	(4.10)%
Invesco Oppenheimer V.I. International Growth Series II
2024	$8.56	$15.03	1,605,246	$20,609,419	0.37%	0.30%	2.00%	(3.77)%	(2.11)%
2023	8.83	15.35	1,494,252	20,059,700	0.31%	0.30%	2.00%	18.26%	20.28%
2022	7.39	12.76	1,501,782	16,951,821	0.00%	0.30%	2.00%	(28.61)%	(27.38)%
2021	10.24	17.57	1,482,842	23,274,851	0.00%	0.30%	2.00%	7.94%	9.79%
2020	13.64	16.01	1,294,995	18,636,307	0.66%	0.30%	2.00%	18.65%	20.68%
Invesco V.I. American Value Series I
2024	$17.17	$17.27	62,793	$1,083,738	0.64%	0.45%	0.60%	29.63%	29.82%
2023	13.24	13.30	4,085	54,132	0.67%	0.45%	0.60%	14.91%	14.91%
06/14/2022 - 12/31/2022	11.53	11.53	3,682	42,439	1.45%	0.60%	0.60%	8.86%	8.86%
Invesco V.I. Balanced-Risk Allocation Series I
2024	$9.82	$9.87	32,407	$319,935	8.93%	0.45%	0.60%	3.25%	3.41%
2023	9.51	9.55	11,297	107,836	0.00%	0.45%	0.60%	6.16%	6.16%
2022	8.99	8.99	13,320	119,801	16.06%	0.45%	0.45%	(14.74)%	(14.74)%
06/18/2021 - 12/31/2021	10.55	10.55	2,210	23,313	5.92%	0.45%	0.45%	3.27%	3.27%
Invesco V.I. Balanced-Risk Allocation Series II
2024	$9.29	$24.42	15,956,508	$233,511,197	5.73%	0.30%	2.00%	1.50%	3.25%
2023	9.06	23.68	17,549,263	258,104,658	0.00%	0.30%	2.00%	4.30%	6.08%
2022	8.94	22.34	20,395,509	295,319,915	7.59%	0.30%	2.00%	(16.21)%	(14.77)%
2021	10.60	26.24	17,862,609	314,671,401	2.97%	0.30%	2.00%	7.10%	8.93%
2020	12.03	24.11	18,600,508	314,909,858	7.66%	0.30%	2.00%	7.81%	9.66%
Invesco V.I. Discovery Mid Cap Growth Series I
2024	$10.38	$10.44	19,269	$201,145	0.00%	0.45%	0.60%	23.48%	23.67%
2023	8.41	8.44	12,491	105,376	0.00%	0.45%	0.60%	12.48%	12.64%
2022	7.48	7.50	11,622	87,060	0.00%	0.45%	0.60%	(31.39)%	(31.29)%
06/04/2021 - 12/31/2021	10.90	10.91	2,858	31,140	0.00%	0.45%	0.60%	14.35%	14.35%
Invesco V.I. Equity and Income Series II
2024	$11.33	$20.20	3,589,728	$62,118,270	1.63%	0.30%	2.00%	9.68%	11.57%
2023	10.23	18.13	3,357,286	54,317,104	1.70%	0.30%	2.00%	8.06%	9.91%
2022	10.40	16.51	3,539,176	54,004,557	1.43%	0.30%	2.00%	(9.54)%	(7.99)%
2021	14.20	17.96	3,608,905	60,323,270	1.63%	0.30%	2.00%	16.01%	18.00%
2020	12.18	15.24	3,865,857	55,228,668	2.23%	0.30%	2.00%	7.48%	9.32%
Invesco V.I. EQV International Equity Series I
2024	$9.61	$9.61	50,600	$486,040	2.81%	0.45%	0.45%	0.16%	0.16%
05/26/2023 - 12/31/2023	9.59	9.59	1,129	10,824	0.41%	0.45%	0.45%	6.73%	6.73%
08/15/2022 - 09/16/2022	7.71	7.71	-	-	0.00%	0.45%	0.45%	(8.89)%	(8.89)%

SA-102

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Invesco V.I. Global Real Estate Series II
2024	$8.40	$11.46	844,377	$8,266,234	2.36%	0.30%	1.95%	(4.01)%	(2.40)%
2023	8.70	11.74	873,695	8,824,831	1.25%	0.30%	1.95%	6.73%	8.50%
2022	8.07	10.82	852,966	8,005,072	2.63%	0.30%	2.00%	(26.62)%	(25.37)%
2021	10.88	14.50	817,251	10,349,102	2.67%	0.30%	2.00%	22.96%	25.07%
2020	9.73	11.59	776,994	7,940,183	4.78%	0.30%	2.00%	(14.30)%	(12.82)%
Invesco V.I. Global Series II
2024	$10.81	$23.77	1,244,494	$23,950,774	0.00%	0.30%	2.00%	13.48%	15.43%
2023	9.46	20.59	1,326,401	23,747,073	0.00%	0.30%	2.00%	31.79%	34.04%
2022	9.74	15.36	1,274,354	17,645,552	0.00%	0.30%	2.00%	(33.28)%	(32.14)%
2021	19.46	22.64	1,320,434	27,219,534	0.00%	0.30%	2.00%	12.89%	14.83%
2020	17.12	19.72	1,257,546	22,746,069	0.43%	0.30%	2.00%	24.82%	26.96%
Invesco V.I. Main Street Small Cap Fund Series I
2024	$11.93	$12.00	95,710	$1,145,407	0.00%	0.45%	0.60%	12.01%	12.18%
2023	10.65	10.69	46,772	499,573	1.25%	0.45%	0.60%	17.42%	17.60%
2022	9.07	9.09	82,118	745,324	1.09%	0.45%	0.60%	(16.34)%	(16.21)%
08/12/2021 - 12/31/2021	10.84	10.85	5,823	63,182	1.00%	0.45%	0.60%	4.05%	4.05%
Invesco V.I. Nasdaq 100 Buffer - December Series I
2024	$10.73	$10.73	13,554	$145,408	0.00%	0.45%	0.45%	15.90%	15.90%
2023	9.26	9.26	7,690	71,184	0.00%	0.45%	0.45%	22.83%	22.83%
03/14/2022 - 12/31/2022	7.54	7.54	1,557	11,733	0.00%	0.45%	0.45%	(12.80)%	(12.80)%
Invesco V.I. Nasdaq 100 Buffer - December Series II
2024	$10.33	$13.08	960,633	$11,145,333	0.00%	0.30%	1.50%	14.43%	15.82%
2023	9.03	11.36	539,331	5,072,220	0.00%	0.30%	1.50%	21.35%	22.81%
01/03/2022 - 12/31/2022	7.44	9.32	347,498	2,603,201	0.00%	0.30%	1.50%	(25.39)%	(25.39)%
Invesco V.I. Nasdaq 100 Buffer - June Series I
2024	$15.13	$15.13	38,393	$581,008	0.00%	0.45%	0.45%	14.30%	14.30%
05/18/2023 - 12/31/2023	13.24	13.24	19,181	253,948	0.00%	0.45%	0.45%	13.24%	13.24%
Invesco V.I. Nasdaq 100 Buffer - June Series II
2024	$14.42	$15.08	784,844	$11,486,702	0.00%	0.30%	1.60%	12.61%	14.09%
2023	12.79	13.22	406,713	5,285,004	0.00%	0.30%	1.60%	34.84%	35.38%
07/01/2022 - 12/31/2022	9.50	9.64	316,981	3,054,963	0.00%	1.10%	1.50%	(3.70)%	(3.56)%
Invesco V.I. Nasdaq 100 Buffer - March Series I
2024	$12.64	$12.64	6,257	$79,082	0.00%	0.45%	0.45%	14.00%	14.00%
2023	11.09	11.09	3,727	41,312	0.00%	0.45%	0.45%	35.87%	35.87%
09/02/2022 - 12/31/2022	8.16	8.16	1,513	12,343	0.00%	0.45%	0.45%	(6.34)%	(6.34)%
Invesco V.I. Nasdaq 100 Buffer - March Series II
2024	$12.19	$14.45	663,258	$8,696,636	0.00%	0.30%	1.50%	12.48%	13.84%
2023	10.83	12.77	618,802	6,837,284	0.00%	0.30%	1.80%	34.14%	34.54%
04/01/2022 - 12/31/2022	8.09	9.49	141,942	1,150,241	0.00%	1.10%	1.40%	(18.97)%	(18.97)%
Invesco V.I. Nasdaq 100 Buffer - September Series I
2024	$12.50	$12.50	4,674	$58,414	0.00%	0.45%	0.45%	12.75%	12.75%
2023	11.08	11.08	1,496	16,583	0.00%	0.45%	0.45%	33.70%	33.70%
01/24/2022 - 12/31/2022	8.29	8.29	9,654	80,033	0.00%	0.45%	0.45%	(16.15)%	(16.15)%
Invesco V.I. Nasdaq 100 Buffer - September Series II
2024	$11.90	$14.01	815,895	$10,868,049	0.00%	0.30%	1.70%	11.05%	12.63%
2023	10.72	12.50	478,730	5,459,628	0.00%	0.30%	1.70%	31.66%	33.51%
2022	8.14	9.44	254,767	2,148,370	0.00%	0.30%	1.70%	(22.09)%	(21.39)%
10/12/2021 - 12/31/2021	10.52	10.54	45,974	483,609	0.00%	0.30%	1.20%	5.31%	5.31%
Invesco V.I. S&P 500 Buffer - December Series I
2024	$11.92	$11.92	45,479	$542,216	0.00%	0.45%	0.45%	13.53%	13.53%
05/24/2023 - 12/31/2023	10.50	10.50	33,148	348,103	0.00%	0.45%	0.45%	10.97%	10.97%
Invesco V.I. S&P 500 Buffer - December Series II
2024	$11.40	$13.43	2,514,209	$30,764,090	0.00%	0.30%	1.70%	11.80%	13.38%
2023	10.20	11.91	1,668,898	17,773,119	0.00%	0.30%	1.70%	17.19%	18.60%
01/03/2022 - 12/31/2022	8.74	10.12	939,885	8,251,270	0.00%	0.30%	1.50%	(12.39)%	(11.61)%
Invesco V.I. S&P 500 Buffer - June Series I
2024	$13.65	$13.65	106,914	$1,459,228	0.00%	0.45%	0.45%	13.52%	13.52%
04/27/2023 - 12/31/2023	12.02	12.02	124,235	1,493,696	0.00%	0.45%	0.45%	12.44%	12.44%
Invesco V.I. S&P 500 Buffer - June Series II
2024	$13.17	$13.61	2,999,214	$39,903,788	0.00%	0.30%	1.60%	11.94%	13.42%
2023	11.75	12.00	2,160,557	25,579,226	0.00%	0.30%	1.60%	17.18%	17.65%
07/01/2022 - 12/31/2022	10.04	10.07	824,362	8,302,382	0.00%	1.10%	1.50%	0.59%	0.74%

SA-103

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Invesco V.I. S&P 500 Buffer - March Series I (5)
03/14/2024 - 12/31/2024	$12.40	$12.40	5,470	$67,797	0.00%	0.45%	0.45%	10.11%	10.11%
Invesco V.I. S&P 500 Buffer - March Series II
2024	$11.93	$13.59	2,312,963	$29,661,224	0.00%	0.30%	1.60%	11.25%	12.71%
2023	10.72	12.13	1,383,642	15,335,276	0.00%	0.30%	1.80%	18.35%	19.89%
04/01/2022 - 12/31/2022	9.06	10.19	1,014,794	9,222,347	0.00%	0.30%	1.60%	(9.38)%	(8.50)%
Invesco V.I. S&P 500 Buffer - September Series I
2024	$12.33	$12.39	38,039	$470,980	0.00%	0.45%	0.60%	9.77%	9.94%
2023	11.23	11.27	36,956	416,257	0.00%	0.45%	0.60%	19.66%	19.66%
2022	9.42	9.42	40,765	383,911	0.00%	0.45%	0.45%	(9.94)%	(9.94)%
11/11/2021 - 12/31/2021	10.46	10.46	1,769	18,496	0.00%	0.45%	0.45%	1.12%	1.12%
Invesco V.I. S&P 500 Buffer - September Series II
2024	$11.80	$13.13	3,993,367	$50,136,166	0.00%	0.30%	1.70%	8.15%	9.69%
2023	10.91	12.04	2,789,195	31,901,756	0.00%	0.30%	1.70%	18.03%	19.69%
2022	9.24	10.14	1,329,890	12,496,155	0.00%	0.30%	1.70%	(11.17)%	(10.01)%
10/07/2021 - 12/31/2021	10.42	10.45	412,435	4,300,797	0.00%	0.30%	1.60%	3.78%	3.78%
Invesco V.I. Technology Series I
2024	$12.24	$12.31	168,270	$2,066,317	0.00%	0.45%	0.60%	33.46%	33.66%
2023	9.17	9.21	104,684	961,681	0.00%	0.45%	0.60%	46.07%	46.29%
2022	6.28	6.30	82,946	521,325	0.00%	0.45%	0.60%	(40.31)%	(40.22)%
06/22/2021 - 12/31/2021	10.52	10.53	13,090	137,846	0.00%	0.45%	0.60%	3.85%	3.85%
American Funds IS American High-Income Trust Class 4
2024	$10.05	$16.18	5,288,880	$75,552,021	6.46%	0.30%	1.95%	7.26%	9.06%
2023	10.17	14.85	3,923,283	53,400,309	6.44%	0.30%	1.95%	10.02%	11.85%
2022	9.17	13.29	3,641,673	45,384,912	7.12%	0.30%	1.95%	(11.28)%	(9.80)%
2021	12.44	14.75	3,604,054	50,527,382	4.06%	0.30%	1.95%	6.09%	7.86%
2020	11.65	13.69	2,696,891	35,347,472	8.06%	0.30%	1.95%	5.66%	7.41%
American Funds IS Asset Allocation Class 1
2024	$12.74	$12.81	1,094,033	$13,988,755	3.16%	0.45%	0.60%	16.03%	16.21%
2023	10.98	11.02	629,767	6,931,376	3.38%	0.45%	0.60%	13.86%	14.03%
2022	9.64	9.67	291,614	2,815,698	2.79%	0.45%	0.60%	(13.71)%	(13.58)%
06/07/2021 - 12/31/2021	11.17	11.19	151,172	1,689,315	3.87%	0.45%	0.60%	4.62%	4.62%
American Funds IS Asset Allocation Class 4
2024	$11.44	$20.85	222,306,366	$3,863,986,734	1.98%	0.30%	2.00%	13.80%	15.76%
2023	9.98	18.10	223,036,905	3,471,549,541	2.00%	0.30%	2.00%	11.77%	13.68%
2022	8.92	15.99	235,781,171	3,329,310,722	1.66%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.44	18.66	243,553,523	4,084,199,482	1.36%	0.30%	2.00%	12.57%	14.50%
2020	13.42	16.37	237,956,490	3,586,425,606	1.47%	0.30%	2.00%	9.94%	11.82%
American Funds IS Capital Income Builder Class 1
2024	$12.36	$12.44	128,701	$1,594,270	3.97%	0.45%	0.60%	9.79%	9.95%
2023	11.26	11.31	88,444	996,903	3.24%	0.45%	0.60%	8.63%	8.79%
2022	10.37	10.40	78,483	813,854	3.22%	0.45%	0.60%	(7.45)%	(7.31)%
05/20/2021 - 12/31/2021	11.20	11.22	48,890	547,693	4.24%	0.45%	0.60%	4.88%	4.88%
American Funds IS Capital Income Builder Class 4
2024	$11.09	$16.19	9,551,031	$136,821,940	3.17%	0.30%	2.00%	7.74%	9.60%
2023	10.20	14.77	9,412,385	126,046,612	2.71%	0.30%	2.00%	6.61%	8.43%
2022	9.48	13.62	9,376,116	117,857,135	2.55%	0.30%	2.00%	(9.21)%	(7.65)%
2021	12.80	14.75	9,400,974	129,329,044	2.52%	0.30%	2.00%	12.41%	14.34%
2020	11.39	12.90	8,994,388	108,919,873	2.65%	0.30%	2.00%	2.05%	3.80%
American Funds IS Capital World Bond Class 1
2024	$8.03	$8.08	65,201	$525,892	4.21%	0.45%	0.60%	(3.35)%	(3.20)%
2023	8.31	8.34	25,120	208,952	0.00%	0.45%	0.60%	5.75%	5.91%
01/24/2022 - 12/31/2022	7.86	7.88	18,467	145,198	0.42%	0.45%	0.60%	(16.91)%	(16.91)%
American Funds IS Capital World Bond Class 4
2024	$7.89	$10.45	2,721,588	$24,816,013	1.97%	0.30%	1.95%	(5.20)%	(3.61)%
2023	8.24	10.30	2,475,017	23,430,362	0.00%	0.30%	1.95%	3.86%	5.58%
2022	7.87	9.83	2,381,252	21,437,187	0.21%	0.30%	1.95%	(19.43)%	(18.09)%
2021	10.46	11.57	2,331,909	25,825,264	1.63%	0.30%	2.00%	(6.92)%	(5.46)%
2020	11.22	12.24	1,710,525	20,165,750	1.11%	0.30%	2.00%	7.45%	9.29%

SA-104

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

American Funds IS Capital World Growth and Income Class 1
2024	$12.44	$12.51	148,852	$1,861,919	2.61%	0.45%	0.60%	13.56%	13.73%
2023	10.95	11.00	53,099	584,026	2.80%	0.45%	0.60%	20.49%	20.67%
2022	9.09	9.12	14,549	132,542	3.97%	0.45%	0.60%	(17.63)%	(17.63)%
08/10/2021 - 12/31/2021	11.04	11.04	4,259	47,010	4.11%	0.60%	0.60%	3.00%	3.00%
American Funds IS Capital World Growth and Income Class 4
2024	$11.37	$21.06	5,104,913	$92,595,974	1.57%	0.30%	2.00%	11.43%	13.36%
2023	10.10	18.60	4,517,293	77,244,495	1.78%	0.30%	2.00%	18.27%	20.29%
2022	10.53	15.48	4,314,793	63,410,506	2.16%	0.30%	2.00%	(19.20)%	(17.82)%
2021	16.01	18.85	4,339,568	78,541,858	1.59%	0.30%	2.00%	12.20%	14.12%
2020	14.20	16.54	3,388,396	54,092,872	1.16%	0.30%	2.00%	6.40%	8.22%
American Funds IS Global Balanced Class 4
2024	$10.36	$16.60	5,139,170	$76,866,187	1.62%	0.30%	2.00%	4.20%	6.00%
2023	9.85	15.67	5,057,397	74,400,888	1.46%	0.30%	2.00%	11.21%	13.11%
2022	10.27	13.87	5,130,674	67,782,176	0.00%	0.30%	2.00%	(16.42)%	(14.99)%
2021	14.80	16.33	5,574,494	87,287,347	0.83%	0.30%	2.00%	8.27%	10.13%
2020	13.67	14.85	4,845,740	69,376,992	0.89%	0.30%	2.00%	7.82%	9.67%
American Funds IS Global Growth Class 1
2024	$11.20	$11.27	288,389	$3,245,977	2.00%	0.45%	0.60%	13.25%	13.43%
2023	9.89	9.93	206,728	2,051,307	1.76%	0.45%	0.60%	22.17%	22.35%
2022	8.10	8.12	42,404	343,893	1.11%	0.45%	0.60%	(24.99)%	(24.88)%
06/04/2021 - 12/31/2021	10.79	10.81	21,594	233,159	0.69%	0.45%	0.60%	6.47%	6.47%
American Funds IS Global Growth Class 4
2024	$10.58	$28.00	9,524,153	$201,960,629	1.42%	0.30%	2.00%	11.13%	13.05%
2023	9.53	24.80	7,828,343	167,756,548	0.70%	0.30%	2.00%	19.88%	21.93%
2022	7.89	20.36	7,747,403	144,568,416	0.45%	0.30%	2.00%	(26.40)%	(25.14)%
2021	20.64	27.22	7,592,625	191,919,469	0.21%	0.30%	2.00%	13.84%	15.79%
2020	18.04	23.54	6,822,409	150,256,254	0.16%	0.30%	2.00%	27.59%	29.78%
American Funds IS Global Small Capitalization Class 4
2024	$7.87	$16.51	3,402,454	$49,897,179	0.83%	0.30%	2.00%	0.09%	1.81%
2023	7.79	16.21	2,941,506	44,282,425	0.03%	0.30%	2.00%	13.50%	15.44%
2022	10.21	14.04	2,931,121	38,894,810	0.00%	0.30%	2.00%	(31.08)%	(29.90)%
2021	17.53	20.03	2,600,282	49,766,826	0.00%	0.30%	2.00%	4.32%	6.11%
2020	16.72	18.88	1,990,423	36,147,533	0.13%	0.30%	2.00%	26.83%	29.00%
American Funds IS Growth Class 1
2024	$14.36	$14.44	854,539	$12,318,940	0.69%	0.45%	0.60%	31.17%	31.37%
2023	10.94	10.99	421,383	4,621,429	0.74%	0.45%	0.60%	37.98%	38.19%
2022	7.93	7.95	249,427	1,980,437	0.87%	0.45%	0.60%	(30.18)%	(30.07)%
06/09/2021 - 12/31/2021	11.36	11.37	39,950	454,078	0.90%	0.45%	0.60%	11.93%	11.93%
American Funds IS Growth Class 4
2024	$13.53	$45.37	39,809,071	$1,110,152,459	0.17%	0.30%	2.00%	28.68%	30.90%
2023	10.45	34.82	29,710,243	781,567,952	0.17%	0.30%	2.00%	35.41%	37.72%
2022	7.67	25.39	26,097,738	552,304,014	0.10%	0.30%	2.00%	(31.50)%	(30.32)%
2021	11.13	36.61	25,686,479	802,146,017	0.06%	0.30%	2.00%	19.28%	21.32%
2020	21.83	30.31	24,975,444	648,933,173	0.20%	0.30%	2.00%	48.71%	51.26%
American Funds IS Growth-Income Class 1
2024	$15.42	$15.51	332,311	$5,150,249	1.44%	0.45%	0.60%	23.79%	23.98%
2023	12.46	12.51	247,905	3,098,681	1.77%	0.45%	0.60%	25.71%	25.90%
2022	9.91	9.94	170,804	1,696,274	1.84%	0.45%	0.60%	(16.79)%	(16.66)%
05/27/2021 - 12/31/2021	11.91	11.92	39,377	469,308	2.69%	0.45%	0.60%	9.90%	9.90%
American Funds IS Growth-Income Class 4
2024	$13.61	$30.92	26,469,401	$630,983,043	0.96%	0.30%	2.00%	21.45%	23.55%
2023	11.16	25.14	23,525,151	498,577,612	1.21%	0.30%	2.00%	23.34%	25.45%
2022	8.98	20.13	23,213,330	410,711,351	1.07%	0.30%	2.00%	(18.35)%	(16.96)%
2021	10.92	24.35	23,979,496	518,625,840	0.97%	0.30%	2.00%	21.35%	23.43%
2020	15.15	19.82	22,979,190	406,479,221	1.16%	0.30%	2.00%	11.01%	12.91%
American Funds IS International Class 1
2024	$8.81	$8.86	177,181	$1,568,888	1.72%	0.45%	0.60%	2.78%	2.93%
2023	8.57	8.61	65,497	563,486	1.81%	0.45%	0.60%	15.43%	15.60%
2022	7.42	7.44	50,049	372,492	3.17%	0.45%	0.60%	(20.93)%	(20.93)%
08/27/2021 - 12/31/2021	9.41	9.41	6,444	60,666	13.64%	0.45%	0.45%	(5.48)%	(5.48)%

SA-105

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

American Funds IS International Class 4
2024	$8.31	$14.39	7,412,672	$91,920,008	0.99%	0.30%	2.00%	0.88%	2.62%
2023	8.19	14.02	7,394,707	90,504,546	1.09%	0.30%	2.00%	13.28%	15.21%
2022	9.85	12.17	7,919,990	85,102,087	1.54%	0.30%	2.00%	(22.58)%	(21.26)%
2021	12.73	15.45	7,892,109	108,416,162	2.38%	0.30%	2.00%	(3.66)%	(2.01)%
2020	13.21	15.77	7,177,101	101,270,614	0.45%	0.30%	2.00%	11.41%	13.32%
American Funds IS International Growth and Income Class 1
2024	$10.21	$10.27	75,835	$777,833	3.40%	0.45%	0.60%	3.02%	3.18%
2023	9.91	9.95	33,159	329,788	2.72%	0.45%	0.60%	15.39%	15.56%
2022	8.59	8.61	36,552	314,687	5.24%	0.45%	0.60%	(15.51)%	(15.39)%
05/20/2021 - 12/31/2021	10.17	10.18	11,221	114,141	4.89%	0.45%	0.60%	(1.00)%	(1.00)%
American Funds IS International Growth and Income Class 4
2024	$9.41	$15.11	4,495,593	$56,028,862	2.34%	0.30%	2.00%	1.05%	2.80%
2023	9.24	14.70	4,519,194	55,643,213	2.26%	0.30%	2.00%	13.37%	15.31%
2022	8.07	12.75	4,829,629	51,926,368	2.80%	0.30%	2.00%	(17.19)%	(15.78)%
2021	9.64	15.14	4,811,132	61,908,949	2.82%	0.30%	2.00%	3.01%	4.78%
2020	11.54	14.45	4,731,166	58,569,477	1.33%	0.30%	2.00%	3.64%	5.42%
American Funds IS Managed Risk Asset Allocation Class P1
2024	$11.79	$11.86	296,175	$3,509,061	2.18%	0.45%	0.60%	14.37%	14.37%
2023	10.37	10.37	245,506	2,545,116	2.30%	0.45%	0.45%	10.01%	10.01%
03/09/2022 - 12/31/2022	9.42	9.42	30,658	288,898	4.82%	0.45%	0.60%	(7.66)%	(7.66)%
06/30/2021 - 09/16/2021	10.76	10.76	-	-	0.00%	0.45%	0.45%	1.59%	1.59%
American Funds IS Managed Risk Asset Allocation Class P2
2024	$10.80	$17.97	12,866,350	$185,461,159	1.91%	0.30%	2.00%	12.34%	14.28%
2023	9.55	15.74	13,196,150	173,632,361	1.84%	0.30%	2.00%	8.06%	9.90%
2022	8.84	14.33	13,359,897	166,286,060	2.20%	0.30%	2.00%	(15.67)%	(14.23)%
2021	10.95	16.73	12,857,346	193,789,068	1.36%	0.30%	2.00%	10.28%	12.17%
2020	12.27	14.93	11,596,589	162,109,838	1.51%	0.30%	2.00%	3.79%	5.57%
American Funds IS New World Fund Class 1
2024	$9.27	$9.32	440,008	$4,097,436	2.06%	0.45%	0.60%	6.21%	6.37%
2023	8.72	8.76	204,189	1,787,157	2.21%	0.45%	0.60%	15.53%	15.70%
2022	7.55	7.57	121,178	916,665	1.78%	0.45%	0.60%	(22.33)%	(22.21)%
04/15/2021 - 12/31/2021	9.72	9.73	44,148	429,397	3.02%	0.45%	0.60%	0.47%	0.47%
American Funds IS New World Fund Class 4
2024	$8.76	$17.39	5,421,848	$78,153,066	1.19%	0.30%	2.00%	4.21%	6.01%
2023	8.35	16.40	5,168,549	72,047,669	1.23%	0.30%	2.00%	13.39%	15.32%
2022	7.35	14.23	5,239,889	64,479,315	1.11%	0.30%	2.00%	(23.79)%	(22.49)%
2021	9.56	18.35	5,135,808	82,196,698	0.67%	0.30%	2.00%	2.56%	4.32%
2020	14.47	17.59	4,414,153	68,148,249	0.04%	0.30%	2.00%	20.85%	22.92%
American Funds IS The Bond Fund of America Class 1
2024	$9.18	$9.23	996,139	$9,185,263	5.91%	0.45%	0.60%	0.88%	1.04%
2023	9.10	9.14	440,932	4,027,370	3.84%	0.45%	0.60%	4.58%	4.73%
2022	8.70	8.72	347,156	3,028,029	4.55%	0.45%	0.60%	(12.65)%	(12.65)%
09/14/2021 - 12/31/2021	9.99	9.99	10,280	102,679	8.15%	0.45%	0.45%	(1.00)%	(1.00)%
American Funds IS The Bond Fund of America Class 4
2024	$8.98	$11.01	18,473,443	$191,224,067	4.30%	0.30%	2.00%	(1.03)%	0.67%
2023	8.99	10.95	15,166,378	157,548,110	3.50%	0.30%	2.00%	2.66%	4.41%
2022	8.67	10.50	13,216,178	132,831,689	2.75%	0.30%	2.00%	(14.47)%	(13.01)%
2021	10.94	12.08	13,089,539	152,326,203	1.34%	0.30%	2.00%	(2.56)%	(0.88)%
2020	11.23	12.20	10,104,867	119,129,680	2.23%	0.30%	2.00%	7.21%	9.05%
American Funds IS U.S. Government Securities Class 1
2024	$9.17	$9.17	378,567	$3,471,783	4.99%	0.45%	0.45%	0.53%	0.53%
2023	9.12	9.12	238,901	2,179,391	4.92%	0.45%	0.45%	2.75%	2.75%
2022	8.88	8.88	86,569	768,622	12.26%	0.45%	0.45%	(11.15)%	(11.15)%
10/28/2021 - 12/31/2021	9.99	9.99	4,119	41,164	8.93%	0.45%	0.45%	0.20%	0.20%
American Funds IS U.S. Government Securities Class 4
2024	$8.92	$10.76	5,585,774	$55,173,041	3.93%	0.30%	2.00%	(1.56)%	0.14%
2023	8.97	10.76	5,550,825	55,101,790	3.22%	0.30%	2.00%	0.59%	2.31%
2022	8.84	10.52	6,026,456	58,958,044	3.42%	0.30%	2.00%	(12.95)%	(11.46)%
2021	10.05	11.90	6,959,965	77,445,532	0.94%	0.30%	2.00%	(2.84)%	(1.17)%
2020	10.75	12.05	10,237,716	115,980,599	1.89%	0.30%	2.00%	7.32%	9.15%

SA-106

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

American Funds IS Washington Mutual Investors Class 1
2024	$15.32	$15.41	324,736	$4,991,659	2.39%	0.45%	0.60%	18.68%	18.86%
2023	12.90	12.96	180,346	2,331,467	2.76%	0.45%	0.60%	16.95%	17.13%
2022	11.03	11.07	68,968	762,977	3.24%	0.45%	0.60%	(8.69)%	(8.69)%
06/15/2021 - 12/31/2021	12.12	12.12	15,591	188,936	3.54%	0.45%	0.45%	10.46%	10.46%
American Funds IS Washington Mutual Investors Class 4
2024	$13.10	$25.25	15,181,039	$310,389,348	1.53%	0.30%	2.00%	16.49%	18.49%
2023	11.17	21.33	12,315,139	232,921,489	1.73%	0.30%	2.00%	14.66%	16.62%
2022	9.90	18.31	11,726,592	200,075,999	1.79%	0.30%	2.00%	(10.49)%	(8.96)%
2021	10.98	20.13	10,929,163	208,192,004	1.33%	0.30%	2.00%	24.99%	27.13%
2020	12.69	15.85	9,569,016	144,970,879	1.63%	0.30%	2.00%	6.32%	8.15%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2024	$10.99	$18.65	19,392,948	$299,483,308	2.52%	0.30%	2.00%	9.42%	11.30%
2023	9.98	16.75	15,889,811	235,498,602	2.23%	0.30%	2.00%	13.39%	15.27%
2022	8.79	14.54	14,271,032	190,448,788	2.24%	0.30%	2.00%	(16.51)%	(15.08)%
2021	10.42	17.13	11,615,970	187,350,089	2.29%	0.30%	2.00%	9.78%	11.66%
2020	13.81	15.36	7,597,641	110,851,315	1.99%	0.30%	2.00%	12.57%	14.32%
BlackRock Capital Appreciation V.I. Class III
2024	$47.06	$65.99	687,409	$39,865,838	0.00%	0.75%	1.50%	29.96%	30.94%
2023	36.21	50.39	834,572	37,009,170	0.00%	0.75%	1.50%	46.39%	47.49%
2022	24.73	34.17	1,036,425	31,190,321	0.00%	0.75%	1.50%	(38.74)%	(38.28)%
2021	40.37	55.36	900,633	43,998,422	0.00%	0.75%	1.50%	19.09%	19.99%
2020	33.90	46.14	1,006,731	41,083,886	0.00%	0.75%	1.50%	39.41%	40.46%
BlackRock Equity Dividend V.I. Class I
2024	$13.39	$13.47	198,230	$2,669,229	2.89%	0.45%	0.60%	9.40%	9.56%
2023	12.24	12.29	82,604	1,014,953	2.08%	0.45%	0.60%	11.57%	11.73%
2022	10.97	11.00	69,864	768,528	1.87%	0.45%	0.60%	(4.42)%	(4.42)%
12/07/2021 - 12/31/2021	11.48	11.48	31,382	360,240	2.88%	0.60%	0.60%	2.02%	2.02%
BlackRock Global Allocation V.I. Class I
2024	$10.44	$10.50	145,211	$1,523,715	1.53%	0.45%	0.60%	8.58%	8.74%
2023	9.61	9.65	119,242	1,151,223	2.20%	0.45%	0.60%	12.32%	12.32%
2022	8.60	8.60	123,714	1,063,372	0.00%	0.45%	0.45%	(16.24)%	(16.24)%
08/13/2021 - 12/31/2021	10.26	10.26	2,484	25,488	1.23%	0.45%	0.45%	(0.84)%	(0.84)%
BlackRock Global Allocation V.I. Class III
2024	$9.86	$20.56	67,155,440	$1,084,226,914	1.38%	0.30%	2.00%	6.76%	8.60%
2023	9.15	18.95	77,197,037	1,175,696,253	2.42%	0.30%	2.00%	10.27%	12.15%
2022	8.22	16.92	85,813,546	1,192,222,701	0.00%	0.30%	2.00%	(17.73)%	(16.32)%
2021	9.90	20.24	93,695,265	1,587,846,702	0.82%	0.30%	2.00%	4.31%	6.10%
2020	13.51	19.09	98,050,229	1,608,721,024	1.26%	0.30%	2.00%	18.32%	20.35%
BlackRock High Yield V.I. Class I
2024	$11.18	$11.25	174,689	$1,964,260	6.94%	0.45%	0.60%	7.64%	7.80%
2023	10.39	10.43	128,490	1,340,196	6.62%	0.45%	0.60%	12.56%	12.73%
2022	9.23	9.26	65,450	605,626	5.54%	0.45%	0.60%	(10.89)%	(10.75)%
06/04/2021 - 12/31/2021	10.36	10.37	15,776	163,491	4.47%	0.45%	0.60%	2.10%	2.10%
BlackRock S&P 500 Index V.I. Class I
2024	$15.52	$15.61	326,060	$5,083,889	1.77%	0.45%	0.60%	24.08%	24.27%
2023	12.51	12.56	163,316	2,049,319	1.87%	0.45%	0.60%	25.47%	25.66%
2022	9.97	10.00	92,239	921,539	2.81%	0.45%	0.60%	(18.72)%	(18.60)%
07/28/2021 - 12/31/2021	12.26	12.28	17,525	215,186	3.68%	0.45%	0.60%	8.71%	8.71%
BlackRock Small Cap Index V.I. Class I
2024	$9.93	$9.99	793,213	$7,919,201	2.10%	0.45%	0.60%	10.65%	10.81%
2023	8.98	9.02	575,569	5,187,067	1.56%	0.45%	0.60%	16.00%	16.18%
2022	7.74	7.76	451,935	3,506,533	2.34%	0.45%	0.60%	(20.94)%	(20.82)%
04/15/2021 - 12/31/2021	9.79	9.80	43,597	427,096	3.62%	0.45%	0.60%	(0.20)%	(0.20)%
BlackRock Total Return V.I. Class I
2024	$8.95	$9.00	326,035	$2,933,905	4.47%	0.45%	0.60%	0.78%	0.93%
2023	8.88	8.92	239,965	2,139,567	3.95%	0.45%	0.60%	5.20%	5.36%
2022	8.44	8.47	128,322	1,086,169	2.88%	0.45%	0.60%	(14.44)%	(14.44)%
12/07/2021 - 12/31/2021	9.90	9.90	5,869	58,074	1.93%	0.45%	0.45%	(0.18)%	(0.18)%

SA-107

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

DFA VA Equity Allocation Institutional Class
2024	$13.61	$13.69	104,127	$1,424,030	3.16%	0.45%	0.60%	14.41%	14.58%
2023	11.89	11.95	23,540	280,805	2.61%	0.45%	0.60%	19.43%	19.61%
2022	9.96	9.99	15,034	149,925	1.87%	0.45%	0.60%	(14.20)%	(14.07)%
08/10/2021 - 12/31/2021	11.61	11.62	11,872	137,853	6.15%	0.45%	0.60%	4.41%	4.41%
DFA VA Global Bond Institutional Class
2024	$10.03	$10.08	100,833	$1,015,476	5.77%	0.45%	0.60%	4.75%	4.91%
2023	9.57	9.61	60,389	579,649	4.81%	0.45%	0.60%	4.43%	4.58%
2022	9.16	9.19	44,252	406,422	1.77%	0.45%	0.60%	(6.89)%	(6.75)%
06/29/2021 - 12/31/2021	9.84	9.86	34,026	335,219	2.34%	0.45%	0.60%	(1.43)%	(1.43)%
DFA VA Global Moderate Allocation Institutional Class
2024	$12.26	$12.34	400,952	$4,945,634	5.11%	0.45%	0.60%	11.32%	11.48%
2023	11.02	11.07	131,468	1,454,350	4.14%	0.45%	0.60%	14.04%	14.21%
2022	9.66	9.69	37,988	367,827	2.84%	0.45%	0.60%	(11.49)%	(11.36)%
08/10/2021 - 12/31/2021	10.92	10.93	16,225	177,207	4.68%	0.45%	0.60%	2.29%	2.29%
DFA VA International Small Institutional Class
2024	$10.39	$10.45	139,678	$1,457,346	5.32%	0.45%	0.60%	3.19%	3.35%
2023	10.07	10.11	65,632	662,719	3.88%	0.45%	0.60%	13.43%	13.60%
2022	8.88	8.90	37,415	332,811	4.05%	0.45%	0.60%	(18.14)%	(18.01)%
07/08/2021 - 12/31/2021	10.85	10.86	16,625	180,386	7.96%	0.45%	0.60%	2.45%	2.45%
DFA VA International Value Institutional Class
2024	$13.33	$13.41	369,449	$4,948,433	5.92%	0.45%	0.60%	5.98%	6.14%
2023	12.58	12.63	163,448	2,061,979	5.60%	0.45%	0.60%	17.16%	17.33%
2022	10.74	10.77	127,002	1,366,252	5.41%	0.45%	0.60%	(4.03)%	(3.89)%
06/15/2021 - 12/31/2021	11.19	11.20	67,675	757,530	13.70%	0.45%	0.60%	(2.67)%	(2.67)%
DFA VA Short-Term Fixed Institutional Class
2024	$10.67	$10.74	559,669	$6,003,000	6.09%	0.45%	0.60%	4.85%	5.01%
2023	10.18	10.22	383,680	3,919,134	4.79%	0.45%	0.60%	4.36%	4.51%
2022	9.75	9.78	247,160	2,416,407	2.23%	0.45%	0.60%	(1.75)%	(1.60)%
08/11/2021 - 12/31/2021	9.93	9.94	43,736	434,668	0.02%	0.45%	0.60%	(0.42)%	(0.42)%
DFA VA US Large Value Institutional Class
2024	$13.98	$14.06	654,064	$9,189,085	2.52%	0.45%	0.60%	12.70%	12.87%
2023	12.40	12.46	392,941	4,891,183	2.90%	0.45%	0.60%	10.26%	10.43%
2022	11.25	11.28	251,430	2,835,299	3.55%	0.45%	0.60%	(5.45)%	(5.30)%
06/04/2021 - 12/31/2021	11.90	11.91	34,289	408,262	4.42%	0.45%	0.60%	2.58%	2.58%
DFA VA US Targeted Value Institutional Class
2024	$14.77	$14.85	321,673	$4,770,650	2.01%	0.45%	0.60%	7.49%	7.65%
2023	13.74	13.80	164,062	2,259,571	2.01%	0.45%	0.60%	19.32%	19.50%
2022	11.51	11.55	82,020	946,243	1.57%	0.45%	0.60%	(4.79)%	(4.64)%
04/15/2021 - 12/31/2021	12.09	12.11	44,610	539,712	3.99%	0.45%	0.60%	8.94%	8.94%
Fidelity VIP Consumer Discretionary Initial Class
2024	$12.74	$12.74	6,275	$79,957	0.02%	0.45%	0.45%	24.15%	24.15%
2023	10.26	10.26	1,004	10,309	0.08%	0.45%	0.45%	41.36%	41.36%
12/27/2022 - 12/31/2022	7.26	7.26	520	3,776	0.00%	0.45%	0.45%	1.16%	1.16%
Fidelity VIP Contrafund Initial Class
2024	$15.74	$15.83	501,833	$7,932,402	0.23%	0.45%	0.60%	32.99%	33.19%
2023	11.84	11.89	245,152	2,908,487	0.94%	0.45%	0.60%	32.66%	32.85%
2022	8.92	8.95	41,710	372,591	0.81%	0.45%	0.60%	(26.75)%	(26.64)%
05/20/2021 - 12/31/2021	12.18	12.20	10,575	128,888	0.00%	0.45%	0.60%	18.38%	18.38%
Fidelity VIP Contrafund Service Class 2
2024	$14.58	$47.46	19,366,471	$569,257,996	0.03%	0.30%	2.00%	30.79%	33.05%
2023	11.07	35.71	12,901,467	359,194,850	0.27%	0.30%	2.00%	30.49%	32.72%
2022	8.47	26.93	11,942,263	275,966,970	0.27%	0.30%	2.00%	(27.94)%	(26.71)%
2021	11.65	36.78	11,743,628	381,230,239	0.03%	0.30%	2.00%	24.99%	27.13%
2020	17.09	28.96	11,335,278	293,430,933	0.08%	0.30%	2.00%	27.66%	29.84%
Fidelity VIP Emerging Markets Initial Class
2024	$8.30	$8.35	278,268	$2,321,218	1.88%	0.45%	0.60%	9.38%	9.54%
2023	7.59	7.62	168,540	1,283,808	2.83%	0.45%	0.60%	9.01%	9.17%
2022	6.96	6.98	81,945	571,791	3.56%	0.45%	0.60%	(20.59)%	(20.47)%
06/04/2021 - 12/31/2021	8.77	8.78	14,544	127,579	6.27%	0.45%	0.60%	(12.18)%	(12.18)%

SA-108

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Fidelity VIP Energy Initial Class
2024	$22.78	$22.92	83,443	$1,909,774	2.34%	0.45%	0.60%	3.67%	3.83%
2023	21.98	22.07	68,387	1,508,259	4.01%	0.45%	0.60%	0.38%	0.53%
2022	21.89	21.95	32,901	721,434	4.06%	0.45%	0.60%	62.21%	62.21%
05/20/2021 - 12/31/2021	13.50	13.50	5,344	72,125	3.23%	0.60%	0.60%	13.29%	13.29%
Fidelity VIP Extended Market Index Initial Class
2024	$11.33	$11.40	389,781	$4,439,548	1.51%	0.45%	0.60%	11.63%	11.80%
2023	10.15	10.20	306,987	3,126,215	2.59%	0.45%	0.60%	16.74%	16.91%
2022	8.70	8.72	158,402	1,380,101	1.66%	0.45%	0.60%	(18.61)%	(18.49)%
04/15/2021 - 12/31/2021	10.69	10.70	69,294	740,679	8.35%	0.45%	0.60%	3.63%	3.63%
Fidelity VIP FundsManager 60% Investor Class
2024	$11.99	$11.99	27,949,033	$335,034,281	2.39%	1.00%	1.00%	8.48%	8.48%
2023	11.05	11.05	20,014,280	221,165,094	3.20%	1.00%	1.00%	13.04%	13.04%
12/07/2022 - 12/31/2022	9.78	9.78	538,685	5,266,017	See Note (6)	1.00%	1.00%	(1.80)%	(1.80)%
Fidelity VIP FundsManager 60% Service Class 2
2024	$10.55	$22.96	25,196,844	$416,057,260	1.90%	0.30%	2.00%	7.27%	9.12%
2023	9.77	21.06	25,961,292	413,889,313	2.22%	0.30%	2.00%	11.82%	13.73%
2022	8.73	18.53	25,259,177	372,173,872	1.68%	0.30%	2.00%	(16.93)%	(15.50)%
2021	10.40	21.96	23,783,824	434,687,452	0.97%	0.30%	2.00%	9.99%	11.87%
2020	13.69	19.65	21,137,865	364,926,775	0.93%	0.30%	2.00%	12.64%	14.58%
Fidelity VIP Government Money Market Initial Class
2024	$10.93	$10.99	2,237,013	$24,579,483	4.97%	0.45%	0.60%	4.48%	4.64%
2023	10.46	10.50	1,856,418	19,493,023	4.81%	0.45%	0.60%	4.28%	4.43%
2022	10.03	10.06	1,576,714	15,846,777	2.27%	0.45%	0.60%	0.83%	0.98%
06/23/2021 - 12/31/2021	9.95	9.96	42,486	422,970	0.01%	0.45%	0.60%	(0.31)%	(0.31)%
Fidelity VIP Government Money Market Investor Class (5)
04/16/2024 - 12/05/2024	$10.93	$10.99	-	$-	4.69%	1.00%	1.00%	2.53%	2.53%
08/17/2023 - 09/18/2023	10.29	10.29	-	-	5.10%	1.00%	1.00%	0.36%	0.36%
Fidelity VIP Government Money Market Service Class
2024	$9.42	$11.37	49,720,573	$515,056,971	4.88%	0.30%	2.00%	2.92%	4.69%
2023	9.15	10.86	50,620,358	501,906,191	4.69%	0.30%	2.00%	2.73%	4.49%
2022	8.91	10.39	52,653,369	502,225,940	1.46%	0.30%	2.00%	(0.64)%	1.06%
2021	8.97	10.28	40,954,210	390,780,434	0.01%	0.30%	2.00%	(1.97)%	(0.29)%
2020	9.15	10.31	50,158,206	482,675,916	0.22%	0.30%	2.00%	(1.71)%	(0.02)%
Fidelity VIP Growth Opportunities Initial Class
2024	$12.27	$12.34	139,938	$1,725,899	0.00%	0.45%	0.60%	38.05%	38.26%
2023	8.89	8.92	82,650	737,197	0.00%	0.45%	0.60%	44.78%	45.00%
2022	6.14	6.16	56,819	349,498	0.00%	0.45%	0.60%	(38.52)%	(38.43)%
09/02/2021 - 12/31/2021	9.98	10.00	3,896	38,898	0.00%	0.45%	0.60%	(5.79)%	(5.79)%
Fidelity VIP Index 500 Initial Class
2024	$15.53	$15.62	661,015	$10,298,898	1.41%	0.45%	0.60%	24.15%	24.33%
2023	12.51	12.56	483,592	6,062,155	1.65%	0.45%	0.60%	25.44%	25.63%
2022	9.97	10.00	299,731	2,993,041	2.08%	0.45%	0.60%	(18.58)%	(18.58)%
06/15/2021 - 12/31/2021	12.28	12.28	6,562	80,594	2.74%	0.45%	0.45%	12.71%	12.71%
Fidelity VIP Investment Grade Bond Initial Class
2024	$9.19	$9.24	662,321	$6,119,008	3.68%	0.45%	0.60%	1.18%	1.33%
2023	9.08	9.12	415,819	3,792,159	3.25%	0.45%	0.60%	5.57%	5.73%
2022	8.60	8.63	144,963	1,250,644	4.92%	0.45%	0.60%	(13.48)%	(13.35)%
09/02/2021 - 12/31/2021	9.94	9.96	6,818	67,828	5.47%	0.45%	0.60%	(1.08)%	(1.08)%
Fidelity VIP Strategic Income Service Class 2
2024	$9.93	$13.71	7,861,941	$96,516,597	3.67%	0.30%	2.00%	3.67%	5.46%
2023	9.52	13.01	7,377,965	87,669,229	4.34%	0.30%	2.00%	7.02%	8.85%
2022	8.89	11.97	7,296,355	81,030,938	3.37%	0.30%	2.00%	(13.27)%	(11.78)%
2021	10.14	13.58	7,822,262	99,315,045	2.51%	0.30%	2.00%	1.48%	3.22%
2020	11.52	13.17	7,026,620	87,077,019	3.25%	0.30%	2.00%	5.04%	6.84%
Fidelity VIP Value Strategies Initial Class
2024	$14.64	$14.72	164,678	$2,421,156	1.37%	0.45%	0.60%	8.74%	8.91%
2023	13.46	13.52	100,762	1,358,387	1.35%	0.45%	0.60%	20.13%	20.31%
2022	11.20	11.24	54,117	607,098	1.59%	0.45%	0.60%	(7.58)%	(7.44)%
06/04/2021 - 12/31/2021	12.12	12.14	13,422	162,885	3.57%	0.45%	0.60%	3.81%	3.81%

SA-109

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

First Trust Dorsey Wright Tactical Core Class I
2024	$10.18	$17.08	2,655,129	$39,137,603	0.91%	0.30%	2.00%	10.29%	12.19%
2023	9.15	15.22	2,710,981	36,506,355	2.08%	0.30%	2.00%	9.08%	10.95%
2022	9.77	13.72	2,657,693	33,444,112	1.48%	0.30%	2.00%	(18.69)%	(17.30)%
2021	14.65	16.59	3,226,339	49,725,811	0.39%	0.30%	2.00%	11.62%	13.53%
2020	13.09	14.61	2,656,872	36,362,021	0.48%	0.30%	2.00%	8.89%	10.76%
First Trust/Dow Jones Dividend & Income Allocation Class I
2024	$10.25	$22.33	33,554,912	$555,913,557	2.34%	0.30%	2.00%	3.90%	5.69%
2023	9.80	21.15	36,476,228	599,615,142	2.25%	0.30%	2.00%	8.33%	10.18%
2022	9.05	19.21	37,836,927	593,648,878	1.42%	0.30%	2.00%	(13.94)%	(12.46)%
2021	10.94	21.97	37,604,224	701,796,584	0.94%	0.30%	2.00%	10.03%	11.91%
2020	12.81	19.65	38,413,073	662,991,395	1.49%	0.30%	2.00%	5.67%	7.48%
Franklin Allocation VIP Class 2
2024	$19.58	$23.69	1,067,440	$23,705,186	2.03%	0.75%	1.50%	7.52%	8.33%
2023	18.22	21.86	1,139,819	23,422,478	1.43%	0.75%	1.50%	12.91%	13.76%
2022	16.13	19.22	1,187,062	21,458,071	1.62%	0.75%	1.50%	(17.25)%	(16.63)%
2021	19.50	23.05	1,273,977	27,644,825	1.73%	0.75%	1.50%	10.02%	10.85%
2020	17.72	20.80	1,319,963	25,870,236	1.49%	0.75%	1.50%	10.08%	10.91%
Franklin Allocation VIP Class 4
2024	$10.52	$21.46	14,028,344	$227,064,752	1.86%	0.30%	2.00%	6.72%	8.56%
2023	9.79	19.79	15,280,760	237,425,334	1.31%	0.30%	2.00%	12.36%	14.28%
2022	8.73	17.33	15,596,987	219,460,932	1.49%	0.30%	2.00%	(17.85)%	(16.44)%
2021	10.94	20.92	15,926,805	277,311,223	1.58%	0.30%	2.00%	9.33%	11.20%
2020	13.59	19.06	16,724,233	269,024,656	1.34%	0.30%	2.00%	9.54%	11.42%
Franklin Income VIP Class 1
2024	$12.38	$12.45	94,938	$1,181,913	4.13%	0.45%	0.60%	6.81%	6.97%
2023	11.59	11.64	32,893	382,813	5.23%	0.45%	0.60%	8.22%	8.38%
03/07/2022 - 12/31/2022	10.71	10.74	22,536	241,993	6.77%	0.45%	0.60%	(4.88)%	(4.88)%
Franklin Income VIP Class 2
2024	$11.15	$15.81	5,730,019	$79,142,450	5.51%	0.30%	2.00%	5.07%	6.88%
2023	10.51	14.79	4,437,445	59,444,387	5.16%	0.30%	2.00%	6.48%	8.30%
2022	10.18	13.66	4,782,643	60,618,834	5.06%	0.30%	2.00%	(7.34)%	(5.76)%
2021	12.92	14.49	4,105,312	55,940,034	4.68%	0.30%	2.00%	14.44%	16.40%
2020	11.29	12.45	4,573,894	53,969,144	6.00%	0.30%	2.00%	(1.30)%	0.39%
Franklin Mutual Global Discovery VIP Class 2
2024	$11.54	$26.76	6,425,805	$138,602,843	1.70%	0.30%	2.00%	2.57%	4.34%
2023	11.17	25.76	7,152,250	151,445,501	2.41%	0.30%	2.00%	17.94%	19.95%
2022	10.54	21.57	8,376,154	150,268,819	1.37%	0.30%	2.00%	(6.63)%	(5.03)%
2021	13.70	22.82	9,674,845	184,263,585	2.59%	0.30%	2.00%	16.77%	18.77%
2020	11.56	19.30	11,609,935	188,576,655	2.41%	0.30%	2.00%	(6.36)%	(4.75)%
Franklin Mutual Shares VIP Class 1
2024	$13.29	$13.29	13,747	$182,639	2.57%	0.45%	0.45%	10.99%	10.99%
2023	11.97	11.97	13,231	158,370	1.78%	0.45%	0.45%	13.22%	13.22%
05/13/2022 - 12/31/2022	10.57	10.57	5,119	54,124	3.56%	0.45%	0.45%	(0.63)%	(0.63)%
Franklin Rising Dividends VIP Class 1
2024	$13.69	$13.77	236,501	$3,255,491	1.06%	0.45%	0.60%	10.37%	10.54%
2023	12.41	12.46	131,092	1,631,625	1.02%	0.45%	0.60%	11.72%	11.89%
2022	11.10	11.14	76,816	854,353	1.09%	0.45%	0.60%	(10.88)%	(10.88)%
05/20/2021 - 12/31/2021	12.46	12.46	7,469	93,075	1.10%	0.60%	0.60%	14.94%	14.94%
Franklin Rising Dividends VIP Class 2
2024	$12.04	$35.51	9,835,922	$251,518,829	1.02%	0.30%	2.00%	8.58%	10.45%
2023	11.01	32.18	9,295,964	236,646,176	0.91%	0.30%	2.00%	9.86%	11.74%
2022	10.05	28.83	9,023,367	221,584,639	0.81%	0.30%	2.00%	(12.34)%	(10.84)%
2021	11.37	32.37	9,335,978	264,342,579	0.85%	0.30%	2.00%	24.28%	26.41%
2020	15.52	25.63	9,362,137	212,785,729	1.24%	0.30%	2.00%	13.67%	15.62%
Franklin Small Cap Value VIP Class 1
2024	$12.70	$12.77	85,264	$1,087,997	1.08%	0.45%	0.60%	11.34%	11.51%
2023	11.40	11.45	24,297	278,139	0.69%	0.45%	0.60%	12.51%	12.51%
01/13/2022 - 12/31/2022	10.18	10.18	13,128	133,630	0.97%	0.45%	0.45%	(11.79)%	(11.79)%

SA-110

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Franklin Small-Mid Cap Growth VIP Class 1
2024	$9.31	$9.37	174,418	$1,631,850	0.00%	0.45%	0.60%	10.64%	10.81%
2023	8.42	8.46	110,974	936,861	0.00%	0.45%	0.60%	26.56%	26.56%
2022	6.68	6.68	55,186	368,690	0.00%	0.45%	0.45%	(33.82)%	(33.82)%
07/28/2021 - 12/31/2021	10.09	10.09	7,766	78,393	0.00%	0.45%	0.45%	(1.77)%	(1.77)%
Franklin Strategic Income VIP Class 1
2024	$10.05	$10.11	206,666	$2,086,427	3.45%	0.45%	0.60%	3.70%	3.85%
2023	9.69	9.73	87,273	848,751	2.89%	0.45%	0.60%	7.72%	7.88%
2022	9.00	9.02	33,823	305,048	4.55%	0.45%	0.60%	(10.86)%	(10.86)%
12/30/2021 - 12/31/2021	10.12	10.12	3,442	34,836	0.00%	0.45%	0.45%	0.00%	0.00%
Templeton Foreign VIP Class 1
2024	$10.75	$10.81	9,614	$103,868	3.64%	0.45%	0.60%	(1.24)%	(1.24)%
2023	10.95	10.95	13,261	145,184	3.97%	0.45%	0.45%	20.55%	20.55%
2022	9.08	9.08	3,088	28,042	3.37%	0.45%	0.45%	(7.80)%	(7.80)%
10/19/2021 - 12/31/2021	9.85	9.85	3,183	31,348	0.00%	0.45%	0.45%	(4.22)%	(4.22)%
Templeton Global Bond VIP Class 1
2024	$8.16	$8.21	44,528	$365,618	0.00%	0.45%	0.60%	(11.66)%	(11.53)%
2023	9.24	9.28	41,064	381,085	0.00%	0.45%	0.60%	2.58%	2.73%
2022	9.01	9.04	11,819	106,732	0.00%	0.45%	0.60%	(5.42)%	(5.27)%
06/04/2021 - 12/31/2021	9.53	9.54	6,122	58,358	0.00%	0.45%	0.60%	(3.69)%	(3.69)%
Templeton Global Bond VIP Class 2
2024	$6.59	$9.76	5,887,141	$44,526,795	0.00%	0.30%	2.00%	(13.14)%	(11.64)%
2023	7.59	11.13	6,364,156	54,152,465	0.00%	0.30%	2.00%	0.85%	2.58%
2022	7.52	10.60	7,088,492	58,866,304	0.00%	0.30%	2.00%	(6.83)%	(5.23)%
2021	8.05	11.24	8,116,103	71,643,504	0.00%	0.30%	2.00%	(6.87)%	(5.28)%
2020	8.63	11.92	8,259,570	77,421,248	8.30%	0.30%	2.00%	(7.16)%	(5.56)%
Goldman Sachs VIT Large Cap Value Institutional Shares
2024	$14.58	$14.58	13,764	$200,668	2.48%	0.45%	0.60%	16.39%	16.57%
2023	12.45	12.51	7,883	98,384	1.11%	0.45%	0.60%	12.34%	12.51%
04/06/2022 - 12/31/2022	11.09	11.12	5,265	58,409	2.34%	0.45%	0.60%	(5.35)%	(5.35)%
Goldman Sachs VIT Mid Cap Value Institutional Shares
2024	$13.61	$13.69	37,641	$514,386	1.34%	0.45%	0.60%	11.72%	11.89%
2023	12.18	12.23	22,032	269,271	1.18%	0.45%	0.60%	10.92%	10.92%
2022	11.03	11.03	17,620	194,311	0.72%	0.45%	0.45%	(10.39)%	(10.39)%
06/15/2021 - 12/31/2021	12.31	12.31	9,306	114,529	0.95%	0.45%	0.45%	11.09%	11.09%
Goldman Sachs VIT Strategic Growth Institutional Shares
2024	$14.31	$14.40	48,097	$689,654	0.00%	0.45%	0.60%	31.57%	31.77%
2023	10.88	10.93	46,179	502,955	0.00%	0.45%	0.60%	41.31%	41.31%
05/13/2022 - 12/31/2022	7.73	7.73	13,477	104,210	0.00%	0.45%	0.45%	(7.21)%	(7.21)%
Goldman Sachs VIT Trends Driven Allocation Institutional Shares
2024	$11.53	$11.53	3,095	$35,684	2.59%	0.45%	0.60%	11.37%	11.54%
2023	10.29	10.34	12,842	132,214	1.58%	0.45%	0.60%	15.16%	15.16%
04/14/2022 - 12/31/2022	8.94	8.94	26,381	235,780	0.00%	0.60%	0.60%	(12.14)%	(12.14)%
Janus Henderson Balanced Institutional Shares
2024	$12.64	$12.64	329,739	$4,166,859	2.46%	0.45%	0.60%	14.91%	14.91%
2023	11.00	11.00	190,949	2,099,978	1.73%	0.45%	0.60%	14.90%	14.90%
2022	9.57	9.57	241,281	2,309,472	1.30%	0.45%	0.45%	(16.78)%	(16.78)%
04/08/2021 - 12/31/2021	11.50	11.50	162,862	1,873,093	1.46%	0.45%	0.45%	12.00%	12.00%
Janus Henderson Balanced Service Shares
2024	$11.66	$27.32	324,963,518	$6,122,591,611	1.75%	0.30%	2.00%	12.85%	14.80%
2023	10.26	23.82	324,018,449	5,680,990,250	1.80%	0.30%	2.00%	12.86%	14.79%
2022	9.08	20.78	308,691,102	5,038,948,579	1.10%	0.30%	2.00%	(18.27)%	(16.87)%
2021	11.00	25.02	278,642,992	5,810,489,351	0.69%	0.30%	2.00%	14.59%	16.56%
2020	14.95	21.48	221,575,730	4,242,264,305	1.56%	0.30%	2.00%	11.77%	13.69%
Janus Henderson Enterprise Institutional Shares
2024	$12.61	$12.69	147,201	$1,861,052	0.76%	0.45%	0.60%	14.91%	15.08%
2023	10.98	11.02	82,889	910,760	0.18%	0.45%	0.60%	17.37%	17.54%
2022	9.35	9.38	64,087	599,707	0.02%	0.45%	0.60%	(16.32)%	(16.32)%
11/10/2021 - 12/31/2021	11.21	11.21	1,063	11,914	0.00%	0.45%	0.45%	0.29%	0.29%

SA-111

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Janus Henderson Flexible Bond Service Shares
2024	$8.97	$11.15	3,289,500	$33,715,099	4.37%	0.30%	2.00%	(0.40)%	1.32%
2023	9.44	11.02	3,104,567	31,472,054	3.64%	0.30%	2.00%	3.21%	4.98%
2022	9.15	10.51	3,071,967	29,944,473	1.98%	0.30%	2.00%	(15.60)%	(14.16)%
2021	10.84	12.25	3,371,293	38,644,273	1.62%	0.30%	2.00%	(3.07)%	(1.41)%
2020	11.18	12.44	3,367,311	39,512,445	2.49%	0.30%	2.00%	8.07%	9.92%
LVIP American Century Inflation Protection Standard Class II (5)
01/26/2024 - 12/31/2024	$10.16	$10.19	33,870	$345,046	8.71%	0.45%	0.60%	2.15%	2.15%
LVIP American Century MidCap Value Standard Class II
2024	$13.15	$13.23	41,254	$544,939	2.37%	0.45%	0.60%	8.07%	8.24%
2023	12.17	12.22	61,926	756,355	2.59%	0.45%	0.60%	5.50%	5.66%
06/14/2022 - 12/31/2022	11.54	11.57	15,076	174,265	2.97%	0.45%	0.60%	6.36%	6.36%
LVIP American Century MidCap Value Service Class
2024	$11.25	$30.08	3,981,983	$87,363,926	2.26%	0.30%	2.00%	6.36%	8.20%
2023	10.51	27.83	4,473,802	95,195,789	2.17%	0.30%	2.00%	3.93%	5.71%
2022	10.05	26.36	4,624,001	100,582,036	2.11%	0.30%	2.00%	(3.33)%	(1.68)%
2021	14.09	26.83	4,497,905	101,993,283	1.04%	0.30%	2.00%	20.58%	22.65%
2020	11.63	21.90	4,475,406	84,023,806	1.67%	0.30%	2.00%	(0.89)%	0.81%
LVIP JPMorgan Core Bond Standard Class
2024	$9.15	$14.69	355,939	$3,329,569	5.98%	0.45%	1.60%	0.10%	1.26%
2023	9.05	14.64	197,864	1,862,465	4.28%	0.45%	1.60%	4.23%	5.43%
2022	8.62	14.02	12,696	172,918	1.92%	0.45%	1.60%	(13.96)%	(12.97)%
2021	9.90	16.26	10,896	173,997	1.86%	0.45%	1.60%	(2.92)%	(2.73)%
2020	16.17	16.72	10,472	174,914	2.05%	1.40%	1.60%	6.13%	6.35%
LVIP JPMorgan Mid Cap Value Standard Class
2024	$13.97	$44.27	7,921	$190,748	1.42%	0.45%	1.60%	12.46%	13.77%
2023	12.28	39.28	7,211	165,714	3.39%	0.45%	1.60%	9.16%	10.25%
2022	11.09	35.91	41,765	540,121	0.66%	0.60%	1.60%	(9.61)%	(9.43)%
2021	38.29	39.66	3,136	123,458	0.90%	1.40%	1.60%	27.82%	28.08%
2020	29.95	30.96	3,139	96,543	1.45%	1.40%	1.60%	(1.22)%	(1.03)%
LVIP JPMorgan U.S. Equity Standard Class
2024	$66.04	$66.04	801	$52,926	0.48%	1.40%	1.40%	22.25%	22.25%
2023	54.02	54.02	307	16,608	1.58%	1.40%	1.40%	25.40%	25.40%
2022	43.07	43.07	311	13,375	0.37%	1.40%	1.40%	(19.82)%	(19.82)%
2021	53.72	53.72	558	29,969	0.73%	1.40%	1.40%	27.54%	27.54%
2020	42.12	42.12	561	23,635	0.76%	1.40%	1.40%	23.52%	23.52%
Western Asset Core Plus VIT Class I
2024	$8.53	$8.58	213,275	$1,827,417	5.90%	0.45%	0.60%	(1.02)%	(0.87)%
2023	8.62	8.65	265,541	2,295,621	4.46%	0.45%	0.60%	6.18%	6.34%
2022	8.11	8.14	171,475	1,394,708	2.79%	0.45%	0.60%	(17.72)%	(17.60)%
06/04/2021 - 12/31/2021	9.86	9.87	61,519	607,169	10.03%	0.45%	0.60%	(0.06)%	(0.06)%
Lord Abbett Bond Debenture Class VC
2024	$9.54	$15.45	10,612,363	$144,164,162	5.70%	0.30%	2.00%	4.59%	6.40%
2023	9.13	14.53	10,279,424	134,164,607	5.02%	0.30%	2.00%	4.45%	6.23%
2022	8.66	13.69	10,968,206	136,204,893	4.33%	0.30%	2.00%	(14.53)%	(13.06)%
2021	10.04	15.77	11,553,854	166,063,844	3.36%	0.30%	2.00%	1.23%	2.97%
2020	11.74	15.33	9,342,834	131,580,408	3.97%	0.30%	2.00%	5.18%	6.98%
Lord Abbett Total Return Class VC
2024	$9.12	$13.18	19,541,659	$226,315,028	4.59%	0.30%	2.00%	0.61%	2.35%
2023	9.56	12.94	20,613,511	235,139,872	4.28%	0.30%	2.00%	4.24%	6.02%
2022	9.17	12.26	21,830,030	236,571,067	3.19%	0.30%	2.00%	(15.75)%	(14.30)%
2021	10.88	14.37	23,613,019	300,017,160	1.92%	0.30%	2.00%	(2.22)%	(0.54)%
2020	11.13	14.51	23,597,269	303,123,564	2.38%	0.30%	2.00%	5.30%	7.10%
Macquarie VIP Asset Strategy Series Service Class
2024	$10.78	$18.48	3,954,786	$51,136,545	2.15%	0.30%	2.00%	10.20%	12.10%
2023	9.72	16.49	2,651,983	30,804,520	2.46%	0.30%	2.00%	11.69%	13.60%
2022	8.88	14.51	1,803,794	19,255,483	1.77%	0.30%	2.00%	(16.43)%	(14.99)%
2021	10.55	17.08	1,508,099	19,824,061	1.81%	0.30%	2.00%	8.26%	10.11%
2020	11.87	15.51	1,158,794	14,484,570	1.94%	0.30%	2.00%	11.62%	13.54%

SA-112

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Macquarie VIP Energy Series Service Class
2024	$6.16	$14.86	5,646,700	$41,230,949	2.94%	0.30%	2.00%	(7.48)%	(5.88)%
2023	6.65	15.89	6,484,444	47,606,539	3.05%	0.30%	2.00%	1.96%	3.70%
2022	6.52	11.77	8,944,575	62,286,813	2.92%	0.30%	2.00%	47.50%	50.02%
2021	4.42	5.43	7,973,963	37,055,143	1.65%	0.30%	2.00%	39.19%	41.57%
2020	3.18	3.87	5,774,234	19,132,655	2.22%	0.30%	2.00%	(38.09)%	(37.02)%
MFS International Growth - Initial Class
2024	$10.99	$11.05	162,555	$1,793,533	1.05%	0.45%	0.60%	8.35%	8.51%
2023	10.14	10.19	129,308	1,315,091	1.13%	0.45%	0.60%	14.03%	14.20%
2022	8.89	8.92	89,358	795,857	0.62%	0.45%	0.60%	(15.46)%	(15.34)%
06/28/2021 - 12/31/2021	10.52	10.54	50,476	531,144	0.70%	0.45%	0.60%	0.39%	0.39%
MFS Massachusetts Investors Growth Stock - Service Class
2024	$28.70	$30.88	2,235,969	$68,671,195	0.13%	0.75%	1.50%	14.24%	15.11%
2023	25.12	26.83	2,630,371	70,219,608	0.05%	0.75%	1.50%	21.87%	22.78%
2022	20.61	21.85	3,071,316	66,826,527	0.00%	0.75%	1.50%	(20.64)%	(20.05)%
2021	25.98	27.33	3,191,183	86,898,259	0.03%	0.75%	1.50%	23.79%	24.72%
2020	20.99	21.91	3,719,603	81,263,271	0.22%	0.75%	1.50%	20.38%	21.29%
MFS New Discovery Series - Initial Class
2024	$7.74	$7.79	144,132	$1,120,063	0.00%	0.45%	0.60%	6.08%	6.24%
2023	7.30	7.33	112,894	825,853	0.00%	0.45%	0.60%	13.73%	13.90%
2022	6.42	6.44	83,316	535,322	0.00%	0.45%	0.60%	(30.18)%	(30.07)%
06/04/2021 - 12/31/2021	9.19	9.20	51,616	474,580	0.00%	0.45%	0.60%	(2.60)%	(2.60)%
MFS Total Return Series - Service Class
2024	$10.56	$23.62	24,380,460	$427,843,862	2.29%	0.30%	2.00%	5.32%	7.14%
2023	9.96	22.07	25,902,580	441,992,922	1.83%	0.30%	2.00%	8.04%	9.89%
2022	9.22	20.10	26,167,176	427,543,562	1.49%	0.30%	2.00%	(11.62)%	(10.11)%
2021	11.06	22.39	25,716,660	487,383,226	1.63%	0.30%	2.00%	11.58%	13.49%
2020	12.70	19.80	25,334,270	439,107,285	2.09%	0.30%	2.00%	7.35%	9.19%
MFS Utilities Series - Initial Class
2024	$12.24	$12.31	73,435	$903,771	2.32%	0.45%	0.60%	10.99%	11.16%
2023	11.03	11.08	24,318	269,046	4.01%	0.45%	0.60%	(2.69)%	(2.55)%
2022	11.33	11.37	14,917	169,207	2.39%	0.45%	0.60%	0.15%	0.30%
05/27/2021 - 12/31/2021	11.32	11.33	3,473	39,321	3.21%	0.45%	0.60%	9.35%	9.35%
MFS Utilities Series - Service Class
2024	$9.64	$22.72	3,227,228	$56,285,784	2.07%	0.30%	2.00%	9.13%	11.01%
2023	10.03	20.49	3,418,861	56,800,402	3.24%	0.30%	2.00%	(4.26)%	(2.62)%
2022	10.42	21.06	3,834,938	68,766,145	2.33%	0.30%	2.00%	(1.51)%	0.18%
2021	16.71	21.05	3,442,435	62,595,733	1.55%	0.30%	2.00%	11.57%	13.48%
2020	14.95	18.56	3,359,918	54,424,836	2.14%	0.30%	2.00%	3.53%	5.31%
MFS Value Series - Initial Class
2024	$13.53	$13.61	105,332	$1,431,687	1.49%	0.45%	0.60%	10.94%	11.11%
2023	12.19	12.25	74,855	915,486	1.03%	0.45%	0.60%	7.29%	7.45%
2022	11.36	11.40	10,879	123,945	1.58%	0.45%	0.60%	(6.47)%	(6.33)%
06/01/2021 - 12/31/2021	12.15	12.17	1,860	22,607	2.30%	0.45%	0.60%	7.65%	7.65%
MFS Value Series - Service Class
2024	$30.88	$40.10	2,106,819	$73,284,672	1.44%	0.75%	1.50%	9.69%	10.52%
2023	28.15	36.29	2,380,558	75,049,284	1.41%	0.75%	1.50%	6.04%	6.83%
2022	26.55	33.97	2,587,909	76,443,736	1.15%	0.75%	1.50%	(7.54)%	(6.84)%
2021	28.71	36.46	2,845,409	90,326,492	1.14%	0.75%	1.50%	23.29%	24.22%
2020	23.29	29.35	3,263,118	83,597,607	1.36%	0.75%	1.50%	1.68%	2.45%
TOPS Aggressive Growth ETF Class 1
2024	$12.16	$12.24	46,301	$565,950	1.57%	0.45%	0.60%	11.70%	11.70%
2023	10.95	10.95	38,921	426,330	3.65%	0.45%	0.45%	17.24%	17.24%
01/05/2022 - 12/31/2022	9.34	9.34	452	4,222	0.14%	0.45%	0.45%	(15.26)%	(15.26)%
TOPS Balanced ETF Class 1
2024	$11.09	$11.16	14,240	$158,590	2.15%	0.45%	0.60%	6.40%	6.56%
2023	10.43	10.47	14,402	150,593	1.66%	0.45%	0.60%	11.09%	11.25%
2022	9.39	9.41	21,162	199,059	2.92%	0.45%	0.60%	(11.52)%	(11.52)%
11/10/2021 - 12/31/2021	10.61	10.61	5,092	54,014	0.00%	0.60%	0.60%	0.25%	0.25%
TOPS Conservative ETF Class 1
2024	$10.96	$10.96	30,230	$331,376	2.85%	0.45%	0.45%	5.74%	5.74%
2023	10.37	10.37	25,996	269,486	2.12%	0.45%	0.45%	8.99%	8.99%
03/25/2022 - 12/31/2022	9.51	9.51	33,232	316,097	1.79%	0.45%	0.45%	(6.16)%	(6.16)%

SA-113

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

TOPS Growth ETF Class 1
2024	$11.94	$12.01	62,875	$753,976	1.60%	0.45%	0.60%	10.42%	10.59%
2023	10.81	10.86	44,017	477,731	2.81%	0.45%	0.60%	15.71%	15.89%
2022	9.34	9.37	18,405	172,321	0.74%	0.45%	0.60%	(15.06)%	(14.94)%
02/19/2021 - 12/31/2021	11.00	11.02	23,646	260,159	0.79%	0.45%	0.60%	9.87%	9.87%
TOPS Managed Risk Balanced ETF Class 1
2024	$10.68	$10.68	61,070	$652,118	2.96%	0.45%	0.45%	5.90%	5.90%
06/20/2023 - 12/31/2023	10.08	10.08	61,521	620,318	1.09%	0.45%	0.45%	4.83%	4.83%
TOPS Managed Risk Growth ETF Class 1
2024	$10.93	$11.00	59,657	$654,788	3.87%	0.45%	0.60%	7.35%	7.51%
2023	10.19	10.23	22,183	225,994	0.22%	0.45%	0.60%	10.87%	10.87%
04/22/2022 - 12/31/2022	9.23	9.23	931	8,594	13.74%	0.45%	0.45%	(6.16)%	(6.16)%
TOPS Managed Risk Moderate Growth ETF Class 1 (5)
04/12/2024 - 12/31/2024	$10.84	$10.84	22,850	$247,648	4.35%	0.45%	0.45%	5.70%	5.70%
TOPS Moderate Growth ETF Class 1
2024	$11.55	$11.55	6,880	$79,476	2.46%	0.45%	0.45%	8.50%	8.50%
2023	10.65	10.65	1,416	15,078	3.20%	0.45%	0.45%	13.30%	13.30%
09/20/2022 - 12/31/2022	9.40	9.40	5,675	53,328	6.09%	0.45%	0.45%	2.03%	2.03%
PIMCO CommodityRealReturn Strategy - Advisor Class
2024	$6.35	$13.44	2,168,885	$16,832,591	2.02%	0.30%	2.00%	1.90%	3.65%
2023	6.23	12.96	2,497,590	18,765,460	16.73%	0.30%	2.00%	(9.75)%	(8.21)%
2022	6.91	14.12	3,924,178	31,714,469	22.33%	0.30%	2.00%	6.52%	8.34%
2021	6.49	13.03	2,992,278	22,232,847	4.15%	0.30%	2.00%	30.48%	32.71%
2020	4.97	9.82	1,545,855	8,631,904	6.09%	0.30%	2.00%	(0.78)%	0.93%
PIMCO Emerging Markets Bond - Institutional Class
2024	$9.74	$9.79	39,082	$382,510	6.70%	0.45%	0.60%	7.07%	7.23%
2023	9.09	9.13	19,653	179,405	5.79%	0.45%	0.60%	10.65%	10.81%
2022	8.22	8.24	34,412	283,162	5.08%	0.45%	0.60%	(16.01)%	(15.89)%
05/27/2021 - 12/31/2021	9.79	9.80	16,290	159,513	4.84%	0.45%	0.60%	(1.26)%	(1.26)%
PIMCO Income - Advisor Class
2024	$10.19	$11.85	6,402,790	$72,579,509	5.77%	0.30%	2.00%	3.22%	5.00%
2023	9.78	11.28	3,902,504	42,536,033	5.23%	0.30%	2.00%	6.02%	7.84%
2022	9.14	10.46	1,966,152	20,110,768	3.70%	0.30%	2.00%	(9.61)%	(8.07)%
2021	10.01	11.38	1,783,521	20,022,762	2.84%	0.30%	2.00%	0.03%	1.59%
05/07/2020 - 12/31/2020	11.09	11.20	470,049	5,238,100	3.43%	0.30%	1.85%	11.14%	11.14%
PIMCO Long-Term U.S. Government - Institutional Class
2024	$6.84	$6.88	134,465	$924,599	2.92%	0.45%	0.60%	(6.44)%	(6.30)%
2023	7.31	7.34	71,317	523,705	2.55%	0.45%	0.60%	3.52%	3.67%
01/28/2022 - 12/31/2022	7.06	7.08	29,262	207,220	2.31%	0.45%	0.60%	(26.73)%	(26.73)%
PIMCO Low Duration - Institutional Class
2024	$10.06	$10.12	533,389	$5,387,017	4.14%	0.45%	0.60%	4.03%	4.19%
2023	9.67	9.71	366,555	3,553,512	3.86%	0.45%	0.60%	4.51%	4.66%
2022	9.25	9.28	77,215	716,581	2.16%	0.45%	0.60%	(5.98)%	(5.98)%
08/31/2021 - 12/31/2021	9.87	9.87	4,367	43,104	0.83%	0.45%	0.45%	(0.94)%	(0.94)%
PIMCO Total Return - Institutional Class
2024	$9.09	$9.15	652,893	$5,965,341	4.21%	0.45%	0.60%	2.07%	2.23%
2023	8.91	8.95	280,745	2,508,371	3.73%	0.45%	0.60%	5.46%	5.62%
2022	8.45	8.47	176,640	1,495,415	3.20%	0.45%	0.60%	(14.62)%	(14.49)%
06/04/2021 - 12/31/2021	9.89	9.91	11,473	113,523	2.04%	0.45%	0.60%	0.17%	0.17%
Schwab Government Money Market (7)
2024
01/06/2023 - 02/06/2023	$10.07	$10.07	-	$-	4.03%	0.60%	0.60%	0.27%	0.27%
2022
06/09/2021 - 07/09/2021	9.98	9.98	-	-	0.01%	0.60%	0.60%	(0.05)%	(0.05)%
Schwab S&P 500 Index
2024	$15.57	$15.66	4,311,685	$67,477,754	1.40%	0.45%	0.60%	24.20%	24.39%
2023	12.53	12.59	3,146,732	39,591,138	1.34%	0.45%	0.60%	25.47%	25.66%
2022	9.99	10.02	1,978,924	19,818,575	1.37%	0.45%	0.60%	(18.60)%	(18.48)%
04/15/2021 - 12/31/2021	12.27	12.29	646,971	7,947,848	1.05%	0.45%	0.60%	15.04%	15.04%

SA-114

SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Schwab VIT Balanced
2024	$13.63	$15.88	3,399,213	$53,683,595	2.28%	0.60%	1.00%	6.78%	7.21%
2023	12.77	14.81	4,005,593	59,055,843	1.87%	0.60%	1.00%	10.85%	11.29%
2022	11.52	13.31	4,329,481	57,333,835	1.55%	0.60%	1.00%	(15.56)%	(15.22)%
2021	13.64	15.70	4,750,975	74,263,716	1.32%	0.60%	1.00%	7.11%	7.54%
2020	12.74	14.60	4,960,747	72,154,553	1.87%	0.60%	1.00%	7.15%	7.58%
Schwab VIT Balanced with Growth
2024	$15.61	$19.01	7,113,553	$132,588,958	2.07%	0.60%	1.00%	8.88%	9.32%
2023	14.34	17.39	7,756,448	132,414,291	1.65%	0.60%	1.00%	13.72%	14.17%
2022	12.61	15.23	8,399,508	125,849,734	1.63%	0.60%	1.00%	(16.84)%	(16.51)%
2021	15.16	18.25	8,750,082	157,164,117	1.34%	0.60%	1.00%	10.31%	10.76%
2020	13.74	16.47	9,090,166	147,549,098	2.05%	0.60%	1.00%	8.99%	9.43%
Schwab VIT Growth
2024	$17.50	$22.44	6,589,384	$146,109,152	1.91%	0.60%	1.00%	10.66%	11.10%
2023	15.82	20.20	7,456,726	148,945,282	1.55%	0.60%	1.00%	16.36%	16.82%
2022	13.59	17.29	8,001,432	136,930,457	1.69%	0.60%	1.00%	(18.06)%	(17.74)%
2021	16.59	21.01	8,380,425	174,453,014	1.31%	0.60%	1.00%	13.53%	13.98%
2020	14.61	18.44	8,553,128	156,509,222	2.02%	0.60%	1.00%	10.23%	10.67%
State Street Total Return V.I.S. Class 3
2024	$17.62	$21.09	1,145,422	$22,881,334	0.89%	0.30%	2.00%	8.85%	10.72%
2023	9.70	25.67	16,058,952	284,407,551	2.01%	0.30%	2.00%	12.93%	14.86%
2022	9.00	22.37	17,034,547	273,070,007	0.39%	0.30%	2.00%	(18.37)%	(16.97)%
2021	10.95	26.97	19,124,200	378,586,903	1.78%	0.30%	2.00%	10.96%	12.86%
2020	11.97	23.92	21,256,530	383,179,392	1.62%	0.30%	2.00%	4.04%	5.82%
T. Rowe Price Blue Chip Growth - I
2024	$13.56	$13.64	178,903	$2,436,306	0.00%	0.45%	0.60%	34.70%	34.90%
2023	10.07	10.11	171,232	1,730,253	0.00%	0.45%	0.60%	48.40%	48.62%
2022	6.79	6.80	129,871	882,973	0.00%	0.45%	0.60%	(38.87)%	(38.78)%
05/20/2021 - 12/31/2021	11.10	11.11	5,658	62,832	0.00%	0.45%	0.60%	11.93%	11.93%
T. Rowe Price Equity Income - I
2024	$13.77	$13.85	68,796	$951,791	1.96%	0.45%	0.60%	11.03%	11.20%
2023	12.40	12.46	39,785	495,295	2.22%	0.45%	0.60%	8.89%	9.05%
2022	11.39	11.42	25,404	289,969	2.13%	0.45%	0.60%	(3.92)%	(3.78)%
05/27/2021 - 12/31/2021	11.85	11.87	9,815	116,412	1.92%	0.45%	0.60%	3.12%	3.12%
T. Rowe Price Health Sciences - I
2024	$9.45	$9.51	122,255	$1,160,549	0.00%	0.45%	0.60%	1.04%	1.20%
2023	9.36	9.40	64,409	603,898	0.00%	0.45%	0.60%	2.35%	2.50%
2022	9.14	9.17	48,604	444,836	0.00%	0.45%	0.60%	(13.00)%	(12.87)%
05/20/2021 - 12/31/2021	10.51	10.52	27,656	290,718	0.00%	0.45%	0.60%	9.95%	9.95%
VanEck VIP Global Resources Class S
2024	$7.23	$10.55	2,194,540	$18,765,928	2.41%	0.30%	2.00%	(5.02)%	(3.38)%
2023	7.62	10.92	2,415,176	21,306,663	2.48%	0.30%	2.00%	(5.74)%	(4.12)%
2022	8.08	11.39	3,035,536	27,805,678	1.58%	0.30%	2.00%	5.99%	7.80%
2021	7.62	10.57	2,542,123	21,787,494	0.31%	0.30%	2.00%	16.33%	18.32%
2020	6.55	8.93	2,482,148	17,927,047	0.79%	0.30%	2.00%	16.47%	18.47%
Vanguard VIF Balanced
2024	$12.82	$12.90	1,845,336	$23,788,592	2.12%	0.45%	0.60%	14.11%	14.28%
2023	11.24	11.29	1,339,837	15,111,338	1.97%	0.45%	0.60%	13.64%	13.81%
2022	9.89	9.92	1,051,615	10,422,713	1.40%	0.45%	0.60%	(14.81)%	(14.69)%
04/20/2021 - 12/31/2021	11.61	11.62	350,026	4,067,133	0.00%	0.45%	0.60%	11.37%	11.37%
Vanguard VIF Capital Growth
2024	$13.47	$13.55	219,533	$2,973,410	1.01%	0.45%	0.60%	12.73%	12.90%
2023	11.95	12.00	179,217	2,150,186	0.93%	0.45%	0.60%	27.22%	27.41%
2022	9.39	9.42	134,526	1,266,884	0.76%	0.45%	0.60%	(15.99)%	(15.86)%
04/15/2021 - 12/31/2021	11.18	11.20	31,631	353,911	0.00%	0.45%	0.60%	6.37%	6.37%
Vanguard VIF Conservative Allocation
2024	$10.48	$10.54	626,590	$6,606,501	2.69%	0.45%	0.60%	6.84%	7.01%
2023	9.81	9.85	628,969	6,196,920	1.53%	0.45%	0.60%	11.84%	12.01%
2022	8.77	8.80	374,633	3,295,449	1.64%	0.45%	0.60%	(15.40)%	(15.28)%
06/11/2021 - 12/31/2021	10.37	10.38	237,720	2,467,280	0.00%	0.45%	0.60%	1.58%	1.58%

SA-115

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Vanguard VIF Diversified Value
2024	$14.69	$14.78	316,785	$4,674,780	1.20%	0.45%	0.60%	14.20%	14.37%
2023	12.87	12.92	100,832	1,300,113	1.48%	0.45%	0.60%	19.41%	19.59%
2022	10.77	10.81	105,601	1,139,243	1.04%	0.45%	0.60%	(12.02)%	(11.89)%
06/28/2021 - 12/31/2021	12.25	12.26	69,707	853,777	0.00%	0.45%	0.60%	8.26%	8.26%
Vanguard VIF Equity Income
2024	$14.65	$14.73	441,464	$6,496,716	2.55%	0.45%	0.60%	14.43%	14.60%
2023	12.80	12.86	269,359	3,460,687	2.15%	0.45%	0.60%	7.45%	7.61%
2022	11.91	11.95	180,021	2,147,027	0.88%	0.45%	0.60%	(1.25)%	(1.11)%
05/20/2021 - 12/31/2021	12.06	12.08	23,308	281,222	0.00%	0.45%	0.60%	7.60%	7.60%
Vanguard VIF Equity Index
2024	$15.50	$15.60	261,853	$4,082,260	1.32%	0.45%	0.60%	24.09%	24.28%
2023	12.49	12.55	251,192	3,151,303	1.34%	0.45%	0.60%	25.55%	25.55%
2022	10.00	10.00	208,502	2,083,980	1.41%	0.45%	0.45%	(18.60)%	(18.60)%
08/20/2021 - 12/31/2021	12.28	12.28	212,163	2,604,985	0.00%	0.45%	0.45%	7.61%	7.61%
Vanguard VIF Global Bond Index
2024	$9.14	$9.19	196,572	$1,803,416	2.58%	0.45%	0.60%	1.42%	1.57%
2023	9.01	9.05	168,791	1,524,363	1.59%	0.45%	0.60%	5.88%	6.04%
2022	8.51	8.54	111,871	952,989	2.75%	0.45%	0.60%	(13.65)%	(13.52)%
08/10/2021 - 12/31/2021	9.86	9.87	89,388	881,132	0.00%	0.45%	0.60%	(1.07)%	(1.07)%
Vanguard VIF Growth
2024	$13.59	$13.67	565,744	$7,716,652	0.26%	0.45%	0.60%	32.34%	32.53%
2023	10.27	10.31	378,782	3,901,138	0.18%	0.45%	0.60%	39.30%	39.51%
2022	7.37	7.39	199,651	1,474,307	0.00%	0.45%	0.60%	(33.76)%	(33.66)%
06/28/2021 - 12/31/2021	11.13	11.14	58,457	650,554	0.00%	0.45%	0.60%	5.37%	5.37%
Vanguard VIF High Yield Bond
2024	$10.83	$10.90	348,525	$3,792,335	5.17%	0.45%	0.60%	5.81%	5.97%
2023	10.24	10.28	192,439	1,976,860	3.72%	0.45%	0.60%	11.00%	11.17%
2022	9.22	9.25	98,151	907,159	4.11%	0.45%	0.60%	(9.90)%	(9.77)%
07/29/2021 - 12/31/2021	10.24	10.25	38,653	395,887	0.00%	0.45%	0.60%	0.62%	0.62%
Vanguard VIF International
2024	$7.58	$7.63	470,055	$3,578,869	1.04%	0.45%	0.60%	8.36%	8.52%
2023	7.00	7.03	217,181	1,524,605	0.85%	0.45%	0.60%	13.97%	14.14%
2022	6.14	6.16	69,731	429,107	0.86%	0.45%	0.60%	(30.54)%	(30.43)%
06/04/2021 - 12/31/2021	8.84	8.85	20,011	176,994	0.00%	0.45%	0.60%	(5.60)%	(5.60)%
Vanguard VIF Mid-Cap Index
2024	$12.36	$12.43	1,090,098	$13,536,937	1.20%	0.45%	0.60%	14.38%	14.56%
2023	10.80	10.85	639,941	6,939,643	1.15%	0.45%	0.60%	15.14%	15.31%
2022	9.38	9.41	361,211	3,398,328	0.84%	0.45%	0.60%	(19.31)%	(19.18)%
06/03/2021 - 12/31/2021	11.63	11.64	59,953	697,633	0.00%	0.45%	0.60%	9.62%	9.62%
Vanguard VIF Moderate Allocation
2024	$11.19	$11.26	1,813,191	$20,398,427	2.26%	0.45%	0.60%	9.66%	9.83%
2023	10.21	10.25	1,717,932	17,602,412	2.00%	0.45%	0.60%	14.86%	15.03%
2022	8.89	8.91	1,535,831	13,681,505	1.79%	0.45%	0.60%	(16.43)%	(16.30)%
05/28/2021 - 12/31/2021	10.63	10.65	633,207	6,740,837	0.00%	0.45%	0.60%	3.74%	3.74%
Vanguard VIF Real Estate Index
2024	$11.28	$11.35	289,357	$3,281,024	2.89%	0.45%	0.60%	4.11%	4.27%
2023	10.84	10.89	215,143	2,340,660	1.94%	0.45%	0.60%	11.03%	11.20%
2022	9.76	9.79	134,155	1,313,023	1.70%	0.45%	0.60%	(26.74)%	(26.63)%
07/08/2021 - 12/31/2021	13.32	13.34	15,024	200,384	0.00%	0.45%	0.60%	13.57%	13.57%
Vanguard VIF Short-Term Investment-Grade
2024	$10.20	$10.26	1,343,877	$13,773,502	3.09%	0.45%	0.60%	4.26%	4.42%
2023	9.78	9.83	682,586	6,700,819	1.78%	0.45%	0.60%	5.52%	5.68%
2022	9.27	9.30	432,776	4,020,516	1.34%	0.45%	0.60%	(6.29)%	(6.14)%
07/27/2021 - 12/31/2021	9.89	9.91	116,337	1,151,665	0.00%	0.45%	0.60%	(1.11)%	(1.11)%
Vanguard VIF Total Bond Market Index
2024	$9.00	$9.05	3,733,509	$33,767,470	2.14%	0.45%	0.60%	0.63%	0.79%
2023	8.94	8.98	1,660,787	14,899,607	2.04%	0.45%	0.60%	4.95%	5.10%
2022	8.52	8.54	890,474	7,602,858	1.93%	0.45%	0.60%	(13.73)%	(13.60)%
06/16/2021 - 12/31/2021	9.88	9.89	651,423	6,439,338	0.00%	0.45%	0.60%	0.25%	0.25%

SA-116

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Vanguard VIF Total International Stock Market Index
2024	$10.27	$10.33	1,762,408	$18,192,372	2.66%	0.45%	0.60%	4.42%	4.58%
2023	9.84	9.88	1,194,839	11,794,873	2.59%	0.45%	0.60%	14.85%	15.02%
2022	8.56	8.59	836,490	7,181,273	2.26%	0.45%	0.60%	(16.52)%	(16.39)%
04/15/2021 - 12/31/2021	10.26	10.27	299,572	3,075,817	0.00%	0.45%	0.60%	0.93%	0.93%
Vanguard VIF Total Stock Market Index
2024	$14.53	$14.61	1,534,665	$22,406,534	1.10%	0.45%	0.60%	22.97%	23.16%
2023	11.81	11.86	1,025,214	12,155,090	1.01%	0.45%	0.60%	25.20%	25.39%
2022	9.43	9.46	764,373	7,228,967	1.19%	0.45%	0.60%	(20.07)%	(19.95)%
06/01/2021 - 12/31/2021	11.80	11.82	296,337	3,501,023	0.00%	0.45%	0.60%	11.30%	11.30%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.30% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each variable account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Operations commenced or resumed during 2024 (See Note 1 in Notes to Financial Statements).
(6)	The annualized investment income ratio for the Fidelity VIP FundsManager 60% Investor Class Variable Account was 64.17% for 2022. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2022.
(7)	There has been no activities in the Schwab Government Money Market Variable Account since February 6, 2023.

SA-117

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Separate Account A of Pacific Life Insurance Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2024, the related statements of operations and statements of changes in net asset for the periods indicated in Appendix A, and the related notes which include the financial highlights(collectively, the “financial statements”).In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Separate Account A of Pacific Life Insurance Company as of December 31, 2024, and the results of their operations and changes in their net assets for the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

March 12, 2025

We have served as the auditor of Separate Account A of Pacific Life Insurance Company since 1996.

SA-118

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Bond Plus Class I	For the period November 11, 2024 (commencement of operations) through December 31, 2024
Core Income Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Diversified Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Floating Rate Income Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Floating Rate Income Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
High Yield Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Inflation Managed Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Intermediate Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Managed Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Short Duration Bond Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Emerging Markets Debt Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Dividend Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Equity Index Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Focused Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Hedged Equity Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Hedged Equity Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Core Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Large-Cap Plus Bond Alpha Class I	For the period November 27, 2024 (commencement of operations) through December 31, 2024
Large-Cap Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Mid-Cap Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Mid-Cap Plus Bond Alpha Class I (formerly Mid-Cap Equity Class I)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Mid-Cap Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
QQQ® Plus Bond Alpha Class I	For the period November 12, 2024 (commencement of operations) through December 31, 2024
Small-Cap Equity Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Index Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Small-Cap Plus Bond Alpha Class I	For the period November 8, 2024 (commencement of operations) through December 31, 2024
Small-Cap Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Value Advantage Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Emerging Markets Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-119

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
International Equity Plus Bond Alpha Class I	For the period November 22, 2024 (commencement of operations) through December 31, 2024
International Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Large-Cap Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Small-Cap Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
International Value Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Health Sciences Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Real Estate Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Technology Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ESG Diversified Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ESG Diversified Class P	For the period October 17, 2024 (commencement of operations) through December 31, 2024	For the period October 17, 2024 (commencement of operations) through December 31, 2024 and for the period January 1, 2023 to April 21, 2023
ESG Diversified Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ESG Diversified Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PSF Avantis Balanced Allocation Class D	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PSF Avantis Balanced Allocation Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Conservative Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Moderate Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Growth Class P	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Pacific Dynamix - Aggressive Growth Class I	For the period May 17, 2024 (commencement of operations) through December 31, 2024
Portfolio Optimization Conservative Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Moderate Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco Oppenheimer V.I. International Growth Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco Oppenheimer V.I. International Growth Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. American Value Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Balanced-Risk Allocation Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Balanced-Risk Allocation Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Discovery Mid Cap Growth Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-120

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Invesco® V.I. Equity and Income Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. EQV International Equity Series I	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 26, 2023 (commencement of operations) to December 31, 2023
Invesco® V.I. Global Real Estate Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Global Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Main Street Small Cap Fund® Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 18, 2023 (commencement of operations) to December 31, 2023
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Nasdaq 100 Buffer - September Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Nasdaq 100 Buffer - September Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. S&P 500 Buffer Fund - December Series I	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period May 24, 2023 (commencement of operations) to December 31, 2023
Invesco® V.I. S&P 500 Buffer Fund - December Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. S&P 500 Buffer Fund - June Series I	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period April 27, 2023 (commencement of operations) to December 31, 2023
Invesco® V.I. S&P 500 Buffer Fund - June Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. S&P 500 Buffer Fund - March Series I	For the period March 14, 2024 (commencement of operations) to December 31, 2024
Invesco® V.I. S&P 500 Buffer Fund - March Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. S&P 500 Buffer - September Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. S&P 500 Buffer - September Series II	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco® V.I. Technology Series I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS American High-Income Trust Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Asset Allocation Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Capital Income Builder® Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Capital Income Builder® Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Capital World Bond Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Capital World Bond Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Capital World Growth and Income Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-121

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
American Funds IS Capital World Growth and Income Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Global Balanced Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Global Growth Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Global Growth Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Global Small Capitalization Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth-Income Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Growth-Income Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS International Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS International Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS International Growth and Income Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS International Growth and Income Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Managed Risk Asset Allocation Class P1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Managed Risk Asset Allocation Class P2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS New World Fund® Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS New World Fund® Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS The Bond Fund of America Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS The Bond Fund of America Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS U.S. Government Securities Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS U.S. Government Securities Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Washington Mutual Investors Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds IS Washington Mutual Investors Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Capital Appreciation V.I. Class III	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Equity Dividend V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Global Allocation V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® High Yield V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® S&P 500 Index V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Small Cap Index V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
BlackRock® Total Return V.I. Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-122

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
DFA VA Equity Allocation Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA Global Bond Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA Global Moderate Allocation Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA International Small Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA International Value Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA Short-Term Fixed Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA US Large Value Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DFA VA US Targeted Value Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Consumer Discretionary Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Emerging Markets Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Energy Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Extended Market Index Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP FundsManager® 60% Investor Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP FundsManager® 60% Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Government Money Market Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Government Money Market Investor Class	For the period April 16, 2024 (commencement of operations) to December 5, 2024	For the period April 16, 2024 (commencement of operations) to December 5, 2024 and for the period August 17, 2023 (commencement of operations) to September 18, 2023
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Growth Opportunities Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Index 500 Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Investment Grade Bond Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Strategic Income Service Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Value Strategies Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
First Trust Dorsey Wright Tactical Core Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
First Trust/Dow Jones Dividend & Income Allocation Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Allocation VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Allocation VIP Class 4	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Income VIP Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Income VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Mutual Global Discovery VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-123

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Franklin Mutual Shares VIP Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Rising Dividends VIP Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Rising Dividends VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Small Cap Value VIP Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Small-Mid Cap Growth VIP Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Strategic Income VIP Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Foreign VIP Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Global Bond VIP Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Global Bond VIP Class 2	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Large Cap Value Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Mid Cap Value Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Strategic Growth Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Trends Driven Allocation Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Balanced Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Balanced Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Enterprise Institutional Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Flexible Bond Service Shares	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century Inflation Protection Standard Class II (formerly American Century VP Inflation Protection Class I)	For the period January 26, 2024 (commencement of operations) to December 31, 2024
LVIP American Century MidCap Value Standard Class II (formerly American Century VP MidCap Value Class I)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century MidCap Value Service Class (formerly American Century VP MidCap Value Class II)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan Core Bond Standard Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan Mid Cap Value Standard Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan U.S. Equity Standard Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Western Asset Core Plus VIT Class I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lord Abbett Total Return Class VC	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Asset Strategy Series Service Class II (formerly Delaware Ivy VIP Asset Strategy Class II)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Energy Series Service Class II (formerly Delaware Ivy VIP Energy Class II)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® International Growth - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-124

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
MFS® Massachusetts Investors Growth Stock - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® New Discovery Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Total Return Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Utilities Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Utilities Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Value Series - Initial Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® Value Series - Service Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
TOPS® Aggressive Growth ETF Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
TOPS® Balanced ETF Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
TOPS® Conservative ETF Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
TOPS® Growth ETF Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
TOPS® Managed Risk Balanced ETF Class 1	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period June 20, 2023 (commencement of operations) to December 31, 2023
TOPS® Managed Risk Growth ETF Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
TOPS® Managed Risk Moderate Growth ETF Class 1	For the period April 12, 2024 (commencement of operations) to December 31, 2024
TOPS® Moderate Growth ETF Class 1	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO CommodityRealReturn Strategy - Advisor Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO Emerging Markets Bond - Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO Income - Advisor Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO Long-Term U.S. Government - Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO Low Duration - Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO Total Return - Institutional Class	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Schwab Government Money Market	Not Applicable	For the period January 6, 2023 (commencement of operations) to February 6, 2023
Schwab S&P 500 Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Schwab VIT Balanced	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Schwab VIT Balanced with Growth	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Schwab VIT Growth	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Equity Income - I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
T. Rowe Price Health Sciences - I	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
VanEck VIP Global Resources Class S	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Balanced	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Capital Growth	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-125

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Vanguard® VIF Conservative Allocation	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Diversified Value	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Equity Income	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Equity Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Global Bond Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Growth	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF High Yield Bond	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF International	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Moderate Allocation	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Real Estate Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Short-Term Investment-Grade	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Total Bond Market Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Total International Stock Market Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Vanguard® VIF Total Stock Market Index	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

SA-126

PACIFIC LIFE INSURANCE COMPANY

Financial Statements - Statutory Basis

as of December 31, 2024 and 2023 and

for the years ended December 31, 2024, 2023 and 2022,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2024,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2024

and Independent Auditor's Report

INDEPENDENT AUDITOR'S REPORT

Pacific Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life Insurance Company (the "Company"), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2024 and 2023, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2024, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error. In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2024 are presented for purposes of additional analysis and are not a required part of the 2024 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Costa Mesa, California

March 17, 2025

Pacific Life Insurance Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Millions, except share data)	2024	2023
ADMITTED ASSETS
Bonds	$82,251	$76,921
Preferred stocks	1	1
Common stocks	755	687
Mortgage loans	19,596	18,648
Real estate	70	120
Cash, cash equivalents and short-term investments	2,864	3,018
Contract loans	8,527	8,187
Derivatives	3,209	2,530
Securities lending reinvested collateral assets	1,793	3,096
Other invested assets	13,563	10,710
Investment income due and accrued	945	957
Net deferred tax asset	1,009	746
Other assets	2,516	2,038
Separate account assets	72,114	65,576

TOTAL ADMITTED ASSETS	$209,213	$193,235

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$73,036	$72,346
Liability for deposit-type contracts	28,797	22,005
Transfers to separate accounts due or accrued, net	(467)	(492)
Funds held under coinsurance	13,259	11,620
Other liabilities	8,275	8,965
Asset valuation reserve	2,050	1,423
Separate account liabilities	72,114	65,576
TOTAL LIABILITIES	197,064	181,443
Capital and Surplus:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Paid-in surplus	2,536	2,536
Other surplus adjustments	80	83
Special surplus adjustments	491	231
Unassigned surplus	7,557	7,457
Surplus notes	1,455	1,455
TOTAL CAPITAL AND SURPLUS	12,149	11,792

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$209,213	$193,235

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2024	2023	2022
REVENUES
Premiums and annuity considerations	$13,678	$3,955	$14,298
Net investment income	3,946	3,818	3,401
Reserve adjustments on reinsurance ceded	(1,023)	(526)	(450)
Separate account fees	1,406	1,329	1,324
Other income	394	169	157
TOTAL REVENUES	18,401	8,745	18,730

BENEFITS AND EXPENSES
Current and future policy benefits	16,624	7,702	15,322
Commission expense	1,563	1,078	1,057
Operating expenses	1,787	1,177	1,210
TOTAL BENEFITS AND EXPENSES	19,974	9,957	17,589

NET GAIN (LOSS) BEFORE FEDERAL INCOME TAXES	(1,573)	(1,212)	1,141
Federal income tax expense (benefit)	79	(26)	9

NET GAIN (LOSS) FROM OPERATIONS	(1,652)	(1,186)	1,132
Net realized capital gains (losses) less tax	1,830	1,237	(981)

NET INCOME	$178	$51	$151

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	Common	Paid-in	Other Surplus	Special Surplus	Unassigned	Surplus
(In Millions)	Stock	Surplus	Adjustments	Adjustments	Surplus	Notes	Total
BALANCES, JANUARY 1, 2022	$30	$1,836	$122	$—	$7,690	$1,675	$11,353
Net income (loss)				254	(103)		151
Change in net unrealized capital gains (losses) less tax				74	(247)		(173)
Change in net deferred income tax					204		204
Change in nonadmitted assets					(445)		(445)
Capital contribution from parent		700					700
Change in asset valuation reserve					30		30
Surplus contributed to separate accounts					(194)		(194)
Other changes in surplus in separate accounts					194		194
Other surplus adjustment for derivatives			(31)				(31)
Net change in surplus notes						(87)	(87)
BALANCES, DECEMBER 31, 2022	30	2,536	91	328	7,129	1,588	11,702
Net income (loss)				(108)	159		51
Change in net unrealized capital gains (losses) less tax				(32)	113		81
Change in net deferred income tax					94		94
Change in nonadmitted assets					233		233
Change in asset valuation reserve					(252)		(252)
Surplus contributed to separate accounts					(198)		(198)
Other changes in surplus in separate accounts					198		198
Other surplus adjustment for derivatives			(8)				(8)
Prior period adjustment				26	(5)		21
Net change in surplus notes						(133)	(133)
Other surplus adjustments				17	(14)		3
BALANCES, DECEMBER 31, 2023	30	2,536	83	231	7,457	1,455	11,792
Net income				6	172		178
Change in net unrealized capital gains less tax				176	294		470
Change in net deferred income tax					58		58
Change in nonadmitted assets					147		147
Change in asset valuation reserve					(627)		(627)
Surplus contributed to separate accounts					(120)		(120)
Other changes in surplus in separate accounts					120		120
Other surplus adjustment for derivatives			(3)				(3)
Reinsurance gain deferral					134		134
Other surplus adjustments				78	(78)		—
BALANCES, DECEMBER 31, 2024	$30	$2,536	$80	$491	$7,557	$1,455	$12,149

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$14,884	$15,354	$14,258
Net investment income	4,649	3,826	3,296
Other income	878	1,115	1,321
Benefits and loss related payments	(15,932)	(14,755)	(11,340)
Net transfers (to) from separate accounts	632	40	(285)
Commissions, expenses paid and other deductions	(3,397)	(2,304)	(2,190)
Dividends paid to policyholders	(8)	(8)	(8)
Federal income taxes recovered, net	26	4	358
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,732	3,272	5,410

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
Bonds	12,064	6,211	8,369
Stocks	64	124	138
Mortgage loans	1,048	984	1,058
Other invested assets	6,351	5,634	2,998
Miscellaneous proceeds	4,050	2,705	2,182
Cost of investments acquired:
Bonds	(18,126)	(9,359)	(15,342)
Stocks	(72)	(66)	(182)
Mortgage loans	(2,344)	(790)	(4,183)
Other invested assets	(8,137)	(6,232)	(6,571)
Miscellaneous applications	(2,209)	(1,986)	(2,427)
Net increase in contract loans	(339)	(590)	(108)
NET CASH USED IN INVESTING ACTIVITIES	(7,650)	(3,365)	(14,068)
(Continued)
See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2024	2023	2022
(Continued)
CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	$6,557	$2,975	$7,180
Net change in surplus notes		(134)	(85)
Contribution from parent			700
Other cash provided (applied)	(793)	(618)	758
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	5,764	2,223	8,553

Net change in cash, cash equivalents and short-term investments	(154)	2,130	(105)
Cash, cash equivalents and short-term investments, beginning of year	3,018	888	993

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$2,864	$3,018	$888

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$81	$112	$111

SUPPLEMENTAL DISCLOSURES OF NON-CASH TRANSACTIONS
Bonds disposed and acquired	$828	$629	$947
Stocks disposed and acquired		184	515
Federal tax credits received	173	257	239
Bonds transferred to other invested assets		123	140
Bond interest in-kind received	38	1	2
Premiums received as asset in-kind and interest purchased and transferred to separate account	423
Reclassification from bonds to short-term investments	108
Reinsurance transaction	1,041	11,349
Asset transfer due to novation of reinsurance treaty	564
Assets in-kind received due to sale of Pacific Asset Management, LLC		169
Low income housing tax credit	50
Mortgage loan foreclosed and collateral directly contributed to affiliate	245
Other invested assets transferred to affiliated fund	95	1,043
Bond dividends received from Pacific Alliance Reinsurance Company of Vermont	49
Assets in-kind transferred to Pacific Life & Annuity Company		49

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life Insurance Company (Pacific Life or the Company) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company. The Company is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.

The Company and its subsidiaries have primary business operations in the United States consisting of life insurance, annuities, and reinsurance. The Company provides life insurance products, individual annuities and mutual funds, and investment products and services to individuals and businesses.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the NE DOI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the NE DOI has the right to permit other specific practices, which deviate from prescribed practices.

The NE DOI has approved a permitted accounting practice, effective January 1, 2022, allowing the Company to calculate the policy reserves for funding agreements based on a methodology that differs from the NAIC SAP. Policy reserves for funding agreements are calculated based on Statement of Statutory Accounting Principle (SSAP) No. 52, Deposit-Type Contracts, and the reserving methodologies in Appendices A-820 and A-822 which utilizes a reference rate in the valuation interest rate calculation based on an average of a historical twelve-month period ending on June 30 of the calendar year of issue or purchase. In the permitted practice, the Company utilizes a reference rate in the valuation interest rate calculation based on the day of the funding agreement issuance which results in a policy reserve less than or equal to the NAIC SAP policy reserve.

The following table reconciles the Company's net income for the years ended December 31, 2024, 2023 and 2022 and statutory capital and surplus as of December 31, 2024 and 2023 between NAIC SAP and practices prescribed or permitted by the NE DOI:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Net income, Nebraska basis	$178	$51	$151
State permitted practices that are an increase (decrease) from NAIC SAP
Change in policy reserves	(8)	21	20
Net income, NAIC SAP	$186	$30	$131

	December 31,
	2024	2023
	(In Millions)
Statutory capital and surplus, Nebraska basis	$12,149	$11,792
State permitted practices that are an increase from NAIC SAP
Change in policy reserves	29	37
Statutory capital and surplus, NAIC SAP	$12,120	$11,755

NAIC SAP and accounting practices prescribed or permitted by the NE DOI differ in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), which in some cases may be material. See Note 2.

In October 2022, Pacific Life announced its agreement to sell its third-party credit asset management firm, Pacific Asset Management, LLC, (PAM), whose clients include Pacific Funds Series Trust, to Aristotle Capital Management, LLC and on April 17, 2023, Pacific Life completed the sale.

In September 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company. Upon inception of the agreement, the Company recognized a funds held under coinsurance balance and a reduction to aggregate reserves. See Note 9.

Effective September 2024, the Company entered into a coinsurance with funds withheld agreement to cede certain group annuities to Pacific Life Re Global Limited (RGBM). Upon inception of the agreement, the Company recognized additional funds held under coinsurance balance and a reduction to aggregate reserves. See Note 9.

The Company has evaluated events subsequent to December 31, 2024 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

In January 2024, the NAIC adopted Interpretation 23-04T, Scottish Re Life Reinsurance Liquidation Questions (INT 23-04T), which addresses accounting and reporting for reinsurance receivables from Scottish Re's estate including impairment analysis and admissibility of reinsurance recoverables. See Note 9.

Effective August 2023, the Company adopted revisions in Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01) that provides amendments to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions for the reporting of net negative (disallowed) Interest Maintenance Reserve (IMR) which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. As detailed within the revisions, this change will be effective until December 31, 2025, and automatically nullified on January 1, 2026, but the effective date can be adjusted. Net negative (disallowed) IMR totaled $102 million and $18 million in aggregate as of December 31, 2024 and 2023, respectively, and was allocated between the General Account and insulated Separate Account. As of December 31, 2024 and 2023, negative IMR admitted in the General Account was $95 million and $17 million, respectively, and reported in other assets. As of December 31, 2024 and 2023, the amount of negative IMR in the insulated Separate Account was $7 million and $1 million, respectively. As of December 31, 2024 and 2023, the calculated adjusted capital and surplus totaled $10.9 billion and $11.0 billion, respectively. The percentage of admitted net negative (disallowed) IMR recognized in the adjusted capital and surplus was 0.94% and 0.17% as of December 31, 2024 and 2023, respectively (total includes admitted General and Separate Account balance). Unamortized gains and losses in the IMR related to derivatives recorded at fair value were $39 million and $36 million, respectively, as of December 31, 2024.

In September 2023, the NAIC issued Inflation Reduction Act - Corporate Alternative Minimum Tax Interpretation 23-03 (INT 23-03) which provides Corporate Alternative Minimum Tax (CAMT) reporting guidance effective for the year-end 2023 financial statements - statutory basis and periods thereafter. See Note 6.

Variable annuity contracts are subject to the Valuation Manual section VM-21 (VM-21). The Company determined a portion of the change in derivative fair value for derivatives hedging variable annuity guarantees that did not offset the designated portion of the VM-21 liability was not deferred during the year ended December 31, 2022. During 2023, the cumulative adjustment of $26 million was recorded as an increase to the deferred asset, net derivative losses from variable annuity hedge, reported in other assets and an increase of $21 million, net of tax, to unassigned surplus and corresponding reallocation to variable annuity hedge reported in special surplus adjustments. In Note 5, the adjustment to the deferred asset was included in the current year deferred recognition.

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The adoption of this standard did not have a material impact on the Company's financial statements - statutory basis.

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2023, the NAIC adopted new statutory accounting principal revisions related to the principles-based bond project. These changes are primarily captured in amendments to SSAP No. 26 – Bonds and SSAP No. 43 – Loan-Backed and Structured Securities, which refine guidance for the principles-based bond project and are effective January 1, 2025.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including loan-backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. Investments in common stock, preferred stock, and bonds, except for LBASS, are written down to fair value. Investments in LBASS are written down to the present value of cash flows expected to be collected, discounted at the security's effective interest rate. Any investment that the Company intends to sell at a realized loss or would be required to sell at a realized loss prior to recovery is written down to fair value. The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees, unamortized premiums and discounts and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued. The Company accrues interest income on impaired loans and bonds to the extent it is deemed collectible (delinquent less than 90 days) and the loans and bonds continue to perform under their original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis. The Company generally recognizes interest income on its impaired loans upon receipt.

Investment real estate is valued at the lower of depreciated cost or market, less related mortgage debt, cumulative write downs and valuation adjustments. Depreciation of investment real estate is computed using the straight line method over estimated useful lives, which range from 5 to 30 years. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying value of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its fair value through net realized capital gains (losses) less tax.

Short-term investments are stated at amortized cost and approximate fair value. Short-term investments include, but are not limited to, bonds and commercial paper whose maturities at the time of purchase were greater than three months and less than or equal to one year. Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Other invested assets primarily consist of investments in joint ventures, hedge funds, and private equity funds. These investments include affiliated companies as well as those in which the Company has minor ownership interests. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis, and OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements - statutory basis in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded. For foreign currency swaps, changes in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized capital gains (losses) less tax consistent with the hedged items.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the IMR. Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR and amortized to net investment income over the life of the bond. Gains and losses on terminated derivative instruments that are hedging the surplus notes are recorded directly to surplus in other surplus adjustments and amortized as an increase in net investment income over the life of the surplus notes utilizing the effective interest method.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items and for hedging derivatives designated under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, in net investment income. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The Company also applies hedge accounting as prescribed by SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees. Designated derivatives are reported at fair value and fair value fluctuations attributable to the hedged risk that offsets the current period change in the designated portion of the VM-21 reserve liability are reported in net realized capital gains (losses) less tax. Fair value fluctuations attributable to the hedged risk that do not offset the current period change in the designated portion of the VM-21 reserve liability are recognized as a deferred asset (admitted) reported in other assets or other liabilities. An amount equal to the net deferred asset or liability must be allocated from unassigned surplus and presented separately as special surplus adjustments. The deferred asset or liability is amortized on a straight-line basis over a period not to exceed 10 years into net realized capital gains (losses) less tax with a corresponding reallocation from special surplus adjustments to unassigned surplus. See Note 5.

The periodic cash flows resulting from the termination of derivative contracts are reflected on a gross basis within the statements of cash flows - statutory basis. Cash received on termination, resulting in a realized gain, is reported in miscellaneous proceeds with cash paid upon termination, resulting in a realized loss, reported in miscellaneous applications.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds and redeemable preferred stock is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income. Investment income from subsidiary, controlled or affiliated (SCA) entities is described below. Interest expense on surplus notes is also recorded in net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. Gross and admitted amounts for interest income due and accrued were $945 million as of December 31, 2024. Gross and admitted amounts for interest income due and accrued were $958 million and $957 million as of December 31, 2023, respectively.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

Included in common stocks and other invested assets are the Company's SCA entities in which the Company, with its affiliates, holds a voting interest of 10% or more. The Company holds no investments in SCA entities that exceed 10% of admitted assets of the Company as of December 31, 2024 and 2023.

The Company carries its wholly owned State of Arizona domiciled life insurance common stock subsidiary, Pacific Life & Annuity Company (PL&A), based on PL&A’s underlying audited statutory surplus. PL&A’s carrying value was $600 million and $545 million as of December 31, 2024 and 2023, respectively. During the years ended December 31, 2024, 2023 and 2022, the Company made capital contributions in the form of bonds of zero, $49 million and zero, respectively, to PL&A.

The Company carries its wholly owned State of Vermont domiciled special purpose financial insurance company subsidiaries, Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) based on their underlying audited statutory surplus. However, the audited statutory surplus of PAR Vermont and PBRC both include an admitted asset based on approved practices in Vermont. Under NAIC SAP, these assets are not considered admitted assets. Based on the nonadmission of these assets, the Company nonadmits the carrying values of PAR Vermont and PBRC for reporting. The nonadmitted carrying values of PAR Vermont and PBRC were $145 million and $133 million, respectively as of December 31, 2024. The nonadmitted carrying values of PAR Vermont and PBRC were $191 million and $130 million, respectively, as of December 31, 2023. During the years ended December 31, 2024, 2023 and 2022, distributions recorded as a return of capital in the form of cash and bonds were $50 million, zero and zero, respectively, from PAR Vermont.

The Company has investments in mutual funds managed by affiliates. Investments in affiliated mutual funds are carried at fair value. See Note 4. Investments in affiliated bonds are generally valued at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies (LLCs) based on the underlying audited U.S. GAAP equity of the investee, except as otherwise disclosed below. These investments include affiliated companies as well as those where the Company has minor ownership interests. The carrying value of non-insurance SCAs where an audit was not performed are nonadmitted.

Distributions to the Company from subsidiaries, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income, with a corresponding reduction to unassigned surplus, when dividends are declared to the extent they are not in excess of undistributed accumulated earnings. Any dividends declared in excess of the undistributed accumulated earnings are recorded as a return of capital which is a reduction of the investment. Any undistributed net revenue and expense, net of tax, is recorded to unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Pacific Asset Holding LLC (PAH) is a wholly owned LLC subsidiary that invests in mortgage loans, commercial real estate properties and ventures, and other private equity investments. PAH is accounted for under SSAP No. 97 8.b.iii, Investments in Subsidiary, Controlled and Affiliated Entities, which requires it to be carried based on its audited U.S. GAAP equity, without any statutory adjustments. As of December 31, 2024 and 2023, PAH's carrying value was $6.2 billion and $4.2 billion, respectively. During the years ended December 31, 2024, 2023 and 2022, the Company made capital contributions of $2.5 billion, $1.1 billion and $1.5 billion, respectively, to PAH. Distributions from PAH to the Company in the form of cash included in net investment income were $50 million, $212 million and $115 million during the years ended December 31, 2024, 2023 and 2022, respectively. Distributions recorded as a return of capital were $604 million, $249 million and $22 million during the years ended December 31, 2024, 2023 and 2022, respectively.

Pacific Life Fund Advisors LLC (PLFA) is a non-life insurance LLC subsidiary 99% owned by the Company and 1% owned by PL&A. PLFA is the investment adviser for the Pacific Select Fund. The Pacific Select Fund is the investment vehicle provided to the Company's variable life insurance policyholders and variable annuity contract owners. Prior to the sale of PAM LLC in April 2023, PLFA also served as the investment advisor for Pacific Funds Series Trust (PFST). As a result of the sale, PLFA no longer receives investment advisory fees from PFST. Distributions from PLFA to the Company in the form of cash included in net investment income for the years ended December 31, 2024, 2023 and 2022 were $91 million, $98 million and $99 million, respectively. PLFA is carried based on its underlying audited U.S. GAAP equity. As of December 31, 2024 and 2023, PLFA’s carrying value was $41 million and $49 million, respectively.

The Company carries Pacific Select Distributors, LLC (PSD), a wholly owned non-life insurance LLC broker-dealer subsidiary, based on its underlying audited U.S. GAAP equity, adjusted to a statutory basis of accounting. As of December 31, 2024 and 2023, PSD’s carrying value was $33 million and $35 million, respectively. PSD primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and PL&A. In connection with PSD’s distribution of these variable life and annuity contracts for the Company and PL&A, the Company incurred commission expense of $582 million, $486 million and $497 million during the years ended December 31, 2024, 2023 and 2022, respectively. A service plan was adopted by the Pacific Select Fund whereby the Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $74 million, $69 million and $74 million, included in commission expense, for the years ended December 31, 2024, 2023 and 2022, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third-party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

Pacific Global Asset Management LLC (PGAM) is a wholly owned non-insurance LLC subsidiary of the Company that serves as a holding company for Pacific Life's private equity asset management business. As of December 31, 2024 and 2023, the nonadmitted carrying value of PGAM was $31 million and $23 million, respectively. Distributions from PGAM to the Company in the form of cash included in net investment income were $21 million, zero and zero during the years ended December 31, 2024, 2023 and 2022, respectively. Distributions recorded as a return of capital from PGAM to the Company were zero, $40 million and zero during the years ended December 31, 2024, 2023 and 2022, respectively.

The Company also has the following noninsurance SCA investments that are classified as SSAP No. 97 8b(iii) entities:

	December 31, 2024				December 31, 2023
	Gross		Nonadmitted	Admitted	Gross		Nonadmitted	Admitted
	Amount		Amount	Amount	Amount		Amount	Amount

Description: (1)	(In Millions)
Pacific Funds PLFA Large Cap Bond Alpha	$2	(2)		$2
Pacific Funds PLFA QQQ Bond Alpha P	3	(2)		3
Pacific Funds PLFA QQQ Bond Alpha	3	(2)		3
Pacific Funds PLFA Bond Plus	1	(2)		1
Pacific Optimization Growth	1	(3)		1	$1	(3)		$1
Pacific Optimization Moderate	1	(3)		1	1	(3)		1
PSF ESG Diversified Growth Class I	14	(3)		14	13	(3)		13
PSF ESG Diversified Portfolio Class I				—	11	(3)		11
Other	2			2
Total	$27		$—	$27	$26		$—	$26

(1)	The Company received responses from the NAIC for all required SCA filings and no SCA investment valuations were disallowed or required to be resubmitted.
(2)	Includes NAIC Sub-1 filing types.
(3)	Includes NAIC Sub-2 filing types.

The Company is the owner and beneficiary of life insurance policies captured under SSAP No. 21, Other Admitted Assets. As of December 31, 2024 and 2023, the cash surrender value was $254 million and $208 million, respectively. As of December 31, 2024 and 2023, the investments in various fund structures of the underlying life insurance policies comprise investment characteristics of 99% of stocks and 1% of cash and short-term investments.

The Company provides certain subsidiaries and affiliates with services that are routine in nature. Fees for these services are determined using cost allocations or a negotiated basis intended to reflect market prices. The Company provides investment and administrative services for certain subsidiaries and affiliates under administrative services agreements. Effective March 2024, PL&A provides certain administrative and special services to the Company under an administrative service agreement. For the years ended December 31, 2024, 2023 and 2022, the Company received $132 million, $138 million and $127 million, respectively, for services provided to, and paid $17 million, $16 million, and $27 million, respectively, for services received from certain subsidiaries and affiliates, which are included in operating expenses. As of December 31, 2024 and 2023, the Company reported $338 million and $75 million, respectively, due from other affiliated companies. It is the Company’s practice to settle these amounts no later than 90 days after the due date.

In June 2022, the Company entered into a promissory note with Pacific LifeCorp to borrow up to $200 million at a variable interest rate. There were no borrowings outstanding as of December 31, 2024 and 2023. The promissory note matures on March 31, 2025.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $3.5 billion as of December 31, 2024 and 2023. Related to these contracts, the Company received $78 million, $241 million, and $503 million of premiums and annuity considerations and paid $219 million, $217 million and $201 million of current and future policy benefits for the years ended December 31, 2024, 2023 and 2022, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $5.9 billion and $4.6 billion as of December 31, 2024 and 2023, respectively.

During 2023 and 2024, participants previously covered by a group annuity contract at the Company were transferred to PL&A. As a result, the Company surrendered $51 million and $8 million of premium revenue and recognized a decrease in reserves for the same amounts as of December 31, 2024 and 2023, respectively.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners' Reserve Valuation Method (CRVM), or other modified reserve methods. Interest rate assumptions ranged from 2.0% to 6.0%. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners' Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.0% to 11.3%. Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.0% to 11.3%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the statements of operations - statutory basis when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability. Interest rates credited ranged from 0.3% to 8.8%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of PMHC. The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts, as well as other single separate accounts. The Company's separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds. A separate account liability is recorded at fair value at an amount equal to the separate account asset. The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets. Amounts charged to the separate account for mortality, surrender, and expense charges are included in separate account fees in other income.

The Company has separate accounts with guarantees comprised of the group annuities business where the general account guarantees annuity payments if the separate account is unable to do so. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required. The Company's separate accounts without guarantees consist of the variable annuities and variable universal life businesses, with assets carried at fair value, and registered index-linked annuities, with assets carried at fair value and amortized cost. The Company contractually guarantees either a minimum return or account value on these separate account products, for which liabilities have been recorded in aggregate reserves.

Separate account assets are primarily invested in mutual funds, bonds, mortgage loans, and hedge funds.

The variable annuities, variable universal life, and group annuities are classified as separate account products under statutory accounting principles. Variable annuities and variable universal life products are also classified as separate account products under U.S. GAAP, however, group annuities are classified as general account products under U.S. GAAP due to the investment risk being retained by the general account.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2024 and 2023, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP and accounting practices prescribed or permitted by the NE DOI (Note 1) primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, reporting surplus notes as surplus instead of debt, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS, SHORT-TERM INVESTMENTS, AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value, and net unrealized gains (losses) of bonds, short-term investments, and cash equivalents are shown below. Short-term investments and cash equivalents were $1.5 billion and $1.8 billion as of December 31, 2024 and 2023, respectively. See Note 4 for information on the Company's fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Losses
	(In Millions)
December 31, 2024:
U.S. Government	$1,110	$1,081	($29)
All other governments	943	849	(94)
U.S. states, territories, and possessions	102	88	(14)
U.S. political subdivisions of states, territories, and possessions	186	178	(8)
U.S. special revenue and special assessment obligations	2,273	2,082	(191)
Industrial and miscellaneous	55,504	51,084	(4,420)
Bank loans	1,952	1,926	(26)
Hybrid securities	15	14	(1)
LBASS:
Residential mortgage-backed securities (RMBS)	1,630	1,501	(129)
Commercial mortgage-backed securities (CMBS)	3,912	3,687	(225)
Other	16,143	15,830	(313)
Total	$83,770	$78,320	($5,450)

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Losses
	(In Millions)
December 31, 2023:
U.S. Government	$1,037	$991	($46)
All other governments	663	622	(41)
U.S. states, territories, and possessions	102	91	(11)
U.S. political subdivisions of states, territories, and possessions	196	195	(1)
U.S. special revenue and special assessment obligations	2,017	1,887	(130)
Industrial and miscellaneous	54,965	50,771	(4,194)
Bank loans	2,276	2,245	(31)
Hybrid securities	23	21	(2)
LBASS:
RMBS	1,291	1,151	(140)
CMBS	3,574	3,219	(355)
Other	12,543	12,123	(420)
Total	$78,687	$73,316	($5,371)

The book/adjusted carrying value and fair value of bonds, short-term investments, and cash equivalents as of December 31, 2024, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$5,520	$5,474
Due after one year through five years	18,764	18,245
Due after five years through ten years	16,267	14,940
Due after ten years	21,534	18,643
	62,085	57,302
LBASS	21,685	21,018
Total	$83,770	$78,320

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Millions)
December 31, 2024:
U.S. Government	$152	$2	$331	$29	$483	$31
All other governments	383	16	330	84	713	100
U.S. states, territories, and possessions	6		82	14	88	14
U.S. political subdivisions of states, territories, and possessions	14		102	10	116	10
U.S. special revenue and special assessment obligations	327	12	1,011	213	1,338	225
Industrial and miscellaneous	8,115	214	33,255	4,529	41,370	4,743
Bank loans	437	7	403	34	840	41
Hybrid securities			10	2	10	2
LBASS:
RMBS	215	26	781	137	996	163
CMBS	359	5	1,914	232	2,273	237
Other	2,348	57	4,102	386	6,450	443
Total	$12,356	$339	$42,321	$5,670	$54,677	$6,009

December 31, 2023:
U.S. Government			$640	$47	$640	$47
All other governments	$15		386	54	401	54
U.S. states, territories, and possessions			84	12	84	12
U.S. political subdivisions of states, territories, and possessions			116	6	116	6
U.S. special revenue and special assessment obligations	7		1,038	177	1,045	177
Industrial and miscellaneous	617	$10	41,604	4,563	42,221	4,573
Bank loans	824	16	578	26	1,402	42
Hybrid securities			17	4	17	4
LBASS:
RMBS	6		940	171	946	171
CMBS	355	6	2,035	356	2,390	362
Other	1,213	6	5,684	492	6,897	498
Total	$3,037	$38	$53,122	$5,908	$56,159	$5,946

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary. The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The table below summarizes the OTTI by investment type:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds:
Industrial and miscellaneous			$13
Issuer obligation	$35	$2
Bank loans	5	8	1
LBASS	17	66	2
Mortgage loans	8	183	15
Real estate		12
Other invested assets	3	20	6
Total	$68	$291	$37

The following table presents all LBASS with an OTTI recognized during the year ended December 31, 2024, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

Cusip	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost after OTTI	Fair Value at Time of OTTI	Date of Financial Statement When Reported
			(In Millions)
44509PAA6	$10	$9	$2	$9	$9	6/30/2024
62878HAB7	19	16	4	16	15	6/30/2024
62883*AA0	22	17	4	17	17	6/30/2024
62883*AB8	5	4	1	4	4	6/30/2024
62883*AC6	12	10	2	10	10	6/30/2024
62883*AD4	13	10	2	10	10	6/30/2024
62883*AF9	10	8	2	8	8	6/30/2024
Total			$17

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2024			December 31, 2023
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value
	($ In Millions)
Bank loans	1	$14	$11	1	$15	$12
LBASS	4	20	17	3	4	6
Total	5	$34	$28	4	$19	$18

Proceeds, gross gains, and gross losses recognized on sales of bonds were $3.3 billion, $10 million, and $96 million, respectively, for the year ended December 31, 2024. Proceeds, gross gains, and gross losses recognized on sales of bonds were $1.7 billion, $3 million, and $33 million, respectively, for the year ended December 31, 2023. Proceeds, gross gains, and gross losses recognized on sales of bonds were $4.3 billion, $10 million, and $190 million, respectively, for the year ended December 31, 2022.

SECURITIES LENDING

The Company participates in a securities lending program administered by an authorized financial institution whereby certain investment securities are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. With respect to securities loaned, the Company requires initial cash collateral equal to a minimum of 102% of the fair value of domestic securities loaned. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. This collateral is not restricted, and there is no collateral that extends beyond one year from December 31, 2024. The borrower of the loaned securities is permitted to sell or repledge those securities. Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held. As of December 31, 2024 and 2023, there were no separate accounts securities lending arrangements.

For securities lending transactions, the carrying value of securities classified as bonds and on loan as of December 31, 2024 and 2023 was $1.8 billion and $3.2 billion, respectively. The Company recorded cash collateral received of $1.8 billion and $3.1 billion as of December 31, 2024 and 2023, respectively, and established a corresponding liability for the same amount, which is included in other liabilities. As of December 31, 2024 and 2023, the Company has not sold or repledged collateral received from securities lending agreements. The Company may occasionally utilize amounts from the cash collateral for short-term liquidity for general corporate purposes. As of December 31, 2024 and 2023, none was utilized for general corporate purposes.

The aggregate amount of collateral reinvested broken down by the maturity date of the invested asset is as follows:

	December 31, 2024		December 31, 2023
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Millions)
Overnight and continuous	$15	$15
30 days or less	428	428	$1,396	$1,396
31 to 60 days	350	350
61 to 90 days			1,700	1,700
91 to 120 days	1,000	1,000
Total collateral reinvested	$1,793	$1,793	$3,096	$3,096

The Company invests the cash collateral received from its securities lending arrangements primarily into short-term investments.

To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company reinvests in assets with a maturity date of 95 days or less.

REPURCHASE AGREEMENTS

The Company entered into repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company receives sales financing secured by securities as collateral in an amount equal to at least 102% of the estimated fair value of the bonds sold at the inception of the transaction, with a simultaneous agreement to repurchase such bonds at a future date or on demand in an amount equal to the cash initially received plus interest. The Company monitors the ratio of the cash-held to the estimated fair value of the bonds sold throughout the duration of the transaction and additional cash or securities are obtained as necessary. Bonds sold under such transactions may be sold or re-pledged by the transferee. Income and expense associated with repurchase agreements are recorded in net investment income. The repurchase agreements are both bilateral and tri-party trades. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2024 was $20 million, which had a maturity time frame of two days to one week. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2023 was $16 million, which had a maturity time frame of overnight. There are no amounts outstanding under these agreements as of December 31, 2024 and 2023.

The maximum fair value of securities sold outstanding under secured borrowing agreements during the years ended December 31, 2024 and 2023 was $20 million and $17 million, respectively. There were no outstanding securities sold as of December 31, 2024 and 2023.

The maximum amount of cash collateral received and securities collateral liability under secured borrowing agreements during the years ended December 31, 2024 and 2023 were $20 million and $16 million, respectively. There was no outstanding cash collateral received outstanding as of December 31, 2024 and 2023. There was no outstanding securities collateral liability outstanding as of December 31, 2024 and 2023.

REVERSE REPURCHASE AGREEMENTS

The Company invests cash collateral received into reverse repurchase agreements as part of its securities lending program. The Company requires that all reverse repurchase agreements must be collateralized by U.S. Treasury securities, U.S. agency securities, U.S. corporate bonds and/or U.S. equities with a minimum margin of 102%. For the securities lending program, reverse repurchase agreements had a maximum maturity of 95 days and are indemnified by the Company's securities lending agent against counterparty default. When counterparty default and price movements of the collateral received present the primary risks for repurchase agreements, the Company mitigates such risks by mandating short maturities, applying proper haircuts and monitoring fair values daily.

The Company entered into a reverse repurchase transaction commitment of $250 million with an unaffiliated financial institution. Under this agreement, the Company purchases U.S. Treasury securities and loans cash, with a simultaneous agreement to resell such securities at a future date or on demand in an amount equal to the cash initially loaned plus interest. There were no amounts outstanding under this agreement as of December 31, 2024 and 2023. The reverse repurchase agreements used are both bilateral and tri-party trades.

The following tables present the maximum amount and ending value during and as of the periods presented of the allocation of reverse repurchase agreements by maturity:

	Maximum Amount				Ending Balance
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2024:
Overnight and continuous	$1,025	$860	$590	$475	$400	$300		$400
30 days or less	4,490	3,965	1,600		790	650
31 to 90 days	2,850	2,550	1,500	425	2,250	990		350
Over 90 days				1,000				1,000

December 31, 2023:
Overnight and continuous	$500	$575	$600	$400	$300	$400	$300
30 days or less	3,170	2,610	2,970	1,900	1,535	1,610	1,210	$1,150
31 to 90 days	2,835	2,900	2,500	2,850	1,700	1,600	2,000	1,700

The maximum and ending fair value of the bonds acquired under reverse repurchase-secured borrowings during and as of the periods presented are as follows. None of the bonds acquired were nonadmitted.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2024:
Maximum amount	$4,131	$4,116	$2,196	$1,820
Ending balance	3,608	2,037		1,819

December 31, 2023:
Maximum amount	$4,828	$4,722	$4,219	$3,906
Ending balance	3,723	3,789	3,678	3,026

The following table presents, by NAIC designation, the fair value of securities acquired by the Company under reverse repurchase-secured borrowings:

	None	NAIC 1	NAIC 2	NAIC 3	NAIC 4	Total
	(In Millions)
December 31, 2024:
Bonds		$181	$544			$725
LBASS		874				874
Common stock	$220					220
Total	$220	$1,055	$544	$—	$—	$1,819

December 31, 2023:
Bonds		$494	$899	$609	$1,024	$3,026

The Company has not sold or acquired any securities that resulted in default.

The following table presents the aggregate allocation of collateral pledged of repurchase agreements by remaining contractual maturity:

	December 31, 2024		December 31, 2023
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Millions)
Overnight and continuous	$400	$400
30 days or less			$1,150	$1,150
31 to 90 days	350	350	1,700	1,700
Over 90 days	1,000	1,000

The maximum amounts and ending balances of the cash collateral provided and recognized receivable for the return of collateral for reverse repurchase-secured borrowings during and as of the periods presented are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2024:
Maximum amount	$3,965	$3,890	$2,090	$1,750
Ending balance	3,440	1,940		1,750

December 31, 2023:
Maximum amount	$3,985	$3,990	$4,010	$3,710
Ending balance	3,535	3,610	3,510	2,850

The maximum amounts and ending balances of the recognized liability to return collateral for reverse repurchase-secured borrowing securities sold/acquired with cash collateral during and as of the periods presented are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2024:
Maximum amount	$3,965	$3,890	$2,090	$1,750
Ending balance	3,440	1,940		1,750

December 31, 2023:
Maximum amount	$3,985	$3,990	$4,010	$3,710
Ending balance	3,535	3,610	3,510	2,850

The Company did not have any transfers of financial assets accounted for as secured borrowings, excluding repurchase and reverse repurchase agreements disclosed above.

WORKING CAPITAL FINANCE INVESTMENTS

The tables below present the aggregate book/adjusted carrying value of working capital finance investments (WCFI) by designation:

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
	(In Millions)
December 31, 2024:
WCFI Designation 1	$357		$357
WCFI Designation 2	275		275
Total	$632	$—	$632

December 31, 2023:
WCFI Designation 1	$668		$668
WCFI Designation 2	482	$11	471
Total	$1,150	$11	$1,139

The table below presents the aggregate maturity distribution on the underlying working capital finance programs by book/adjusted carrying value. The Company did not have any events of default on WCFI.

	December 31,
	2024	2023
	(In Millions)
Up to 180 days	$612	$1,041
181 to 365 days	20	109
Total	$632	$1,150

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2024:
Farm	7.25%	5.80%
Construction and land development	9.48%	8.72%
Multi-family residential	13.50%	8.75%
Commercial	8.97%	5.90%

Year Ended December 31, 2023:
Farm	7.35%	5.70%
Construction and land development	8.91%	7.81%
Commercial	8.22%	6.11%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 99% as of December 31, 2024 and 2023.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Farm	Residential	Commercial	Mezzanine	Total
	(In Millions)
December 31, 2024:
Current	$929	$811	$17,659	$107	$19,506
30 to 59 days past due	10	33			43
60 to 89 days past due		5			5
90 to 179 days past due	2	2			4
Over 180 days past due	4		34		38
Total	$945	$851	$17,693	$107	$19,596

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$19		$1,096	$107	$1,222

	Farm	Residential	Commercial	Mezzanine	Total
	(In Millions)
December 31, 2023:
Current	$947	$232	$17,042	$107	$18,328
30 to 59 days past due	5		32		37
60 to 89 days past due	4		225		229
90 to 179 days past due
Over 180 days past due	13		41		54
Total	$969	$232	$17,340	$107	$18,648

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$19		$936	$107	$1,062

(1)	Excluded from the commercial amounts are mortgage loan participations where the sole participants are the Company and PL&A. The total amounts were $3.0 billion and $2.8 billion as of December 31, 2024 and 2023, respectively.

The Company's investment in impaired commercial mortgage loans with no allowance for credit losses was $34 million and $374 million as of December 31, 2024 and 2023, respectively. Information on the Company's impaired commercial mortgage loans is as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Impairment loss recorded	$8	$183	$15
Average recorded investment	17	112	46
Interest income recognized		22	4
Recorded investment on nonaccrual status	34	73
Mortgage loans derecognized as a result of foreclosure	245	30
Real estate and other collateral recognized as a result of foreclosure	245	30

The Company's mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans book/adjusted carrying value were as follows:

	December 31,		December 31,
	2024		2023
	($ In Millions)
Atlantic	$6,139	31%	$5,642	30%
Pacific	6,101	31%	5,607	30%
North Central	2,192	11%	2,344	12%
South Central	1,938	10%	1,807	10%
Mountain	1,819	9%	1,802	10%
New England	1,258	7%	1,280	7%
Canada	149	1%	166	1%
Total	$19,596	100%	$18,648	100%

As of December 31, 2024 and 2023, the carrying value of the largest single commercial loan was $456 million or 2% and $459 million or 2% of the mortgage loan carrying value, respectively. As of December 31, 2024 and 2023, the total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $604 million or 3% and $639 million or 3% of the mortgage loan carrying value, respectively.

For commercial mortgage loans, the Company reviews performance and credit quality on an on-going basis, including loan payment delinquencies and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DCR) and loan-to-value (LTV) ratio. The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV ratio compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTV ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV ratio indicates a greater excess of collateral value over the loan amount. The monitoring process focuses on higher risk loans, which includes those that are classified as restructured, delinquent, or in foreclosure, as well as loans with higher LTV ratios and lower DCRs. The DCRs and LTV ratios are updated routinely.

For agricultural mortgage loans, the Company’s primary credit quality indicator is the LTV ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated. The original loan DCR is reviewed in detail prior to loan funding and is not updated or recalculated unless special circumstances warrant a review.

For residential mortgage loans, performance and credit quality are reviewed on an on-going basis including loan payment delinquencies and collateral performance. Residential loan credit models are run periodically using updated model inputs. Results are compared to initial loss adjusted returns to actual performance and market level prices, yields and spreads, and each loan is priced monthly. In addition to LTV ratio and borrower income qualifications, the borrower's credit score is considered based on the Fair Isaac Corporation (FICO) model, where applicable. FICO scores can range from 300 to 850, with the higher number indicating a better credit quality. The original loan metrics and borrower information (LTV ratio, FICO score, income verification, and borrower profile) are reviewed in detail prior to purchase and are not updated or recalculated unless special circumstances warrant a review.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern, or Level 3 Significant Credit Concern. Loans in the No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV ratio and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. There may be disputes between the borrower and contractors. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength. This includes troubled debt restructurings (TDRs) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors. Financial covenants may have been triggered due to declines in performance, and/or the borrower may have requested covenant relief. There may be disputes between the borrower and contractors. Loan credit profile, borrower sponsorship, and/or collateral value may have declined or given cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value, and/or borrower stability result in increased refinance risk. Likelihood for TDR, impairment, and loss is increased. This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure is the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

The following tables present mortgage loan credit levels by type:

	December 31, 2024
	No Credit Concern		Level 1		Level 2		Level 3		Total
	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
	($ In Millions)
Agricultural	$945	1.50							$945	1.50
Apartment	5,263	1.61							5,263	1.61
Golf course	11	2.18							11	2.18
Industrial	1,260	2.21							1,260	2.21
Lodging	939	3.20	$176	1.19					1,115	2.88
Mobile home park	212	3.06							212	3.06
Office	3,202	1.98	292	1.25	$60	0.95	$34	5.03	3,588	1.93
Parking	28	2.61							28	2.61
Residential	659	0.12							659	0.12
Retail	2,702	2.01			22	1.27	224	1.30	2,948	1.95
Construction (1)	3,265		199		103				3,567
Total	$18,486	1.86	$667	1.23	$185	1.03	$258	1.79	$19,596	1.83

	December 31, 2023
	No Credit Concern		Level 1		Level 2		Level 3		Total
	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
	($ In Millions)
Agricultural	$969	1.50							$969	1.50
Apartment	4,955	1.58							4,955	1.58
Golf course	10	2.21	$3	0.73					13	1.84
Industrial	878	2.47							878	2.47
Lodging	973	3.19	177	1.27					1,150	2.89
Mobile home park	238	3.02							238	3.02
Office	3,465	2.02			$60	1.62	$333	1.24	3,858	1.94
Residential	39	1.87							39	1.87
Retail	2,686	1.95			225	1.34	373	0.66	3,284	1.76
Construction (1)	3,108		43		113				3,264
Total	$17,321	1.94	$223	1.26	$398	1.40	$706	0.93	$18,648	1.88

(1)	Performance and credit quality does not consider DCRs for construction loans. These loans are reviewed based on LTV ratio, loan payment performance, and the construction progress and related costs for the underlying collateral project.

DEBT RESTRUCTURING

As of December 31, 2024 and 2023, the Company had investments in restructured loans and bonds of $34 million and $333 million, respectively. The realized capital losses related to these loans and bonds were zero for the years ended December 31, 2024, 2023 and 2022.

The Company did not have any modifications classified as TDRs during the year ended December 31, 2024 and 2022. During the year ended December 31, 2023, the Company modified two mortgage loans with a total carrying value of $323 million. The Company granted two term extensions on one of the loans with a carrying value of $291 million during the year ended December 31, 2023. The first modification extended the maturity date by five months, and the second modification further extended the maturity date by two months. The loan matured in 2024. The Company granted a term extension of four months on the other loan with a carrying value of $32 million during the year ended December 31, 2023. This loan is in the process of foreclosure. The modifications qualified as TDRs, and a total impairment loss of $38 million was recorded.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company's financial instruments that are carried at fair value or net asset value (NAV):

	December 31, 2024
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Bonds:
Issuer obligations		$1	$27		$28

Preferred stocks:
Industrial and miscellaneous			1		1

Common stocks:
Industrial and miscellaneous	$49		79		128
Affiliates (1)	27				27
Total common stocks	76	—	79	—	155

Derivatives:
Foreign currency and interest rate swaps		352			352
Equity derivatives	9		2,815		2,824
Total derivatives	9	352	2,815	—	3,176

Other invested assets			198		198

Separate account assets (2)	62,698			$1,645	64,343
Total	$62,783	$353	$3,120	$1,645	$67,901

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$933			$933
Equity derivatives			$26		26
Total	$—	$933	$26	$—	$959

	December 31, 2023
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Bonds:
Issuer obligations			$7		$7

Preferred stocks:
Industrial and miscellaneous			1		1

Common stocks:
Industrial and miscellaneous	$51		65		116
Affiliates (1)	26				26
Total common stocks	77	—	65	—	142

Derivatives:
Foreign currency and interest rate swaps		$336			336
Equity derivatives	36		2,093		2,129
Total derivatives	36	336	2,093	—	2,465

Other invested assets			169		169

Separate account assets (2)	58,754			$1,193	59,947
Total	$58,867	$336	$2,335	$1,193	$62,731

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$857			$857
Equity derivatives			$17		17
Total	$—	$857	$17	$—	$874

(1)	Consists of mutual funds managed by affiliated entities.
(2)	Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS, COMMON STOCKS AND OTHER INVESTED ASSETS

The fair values of bonds, residual tranches (reported in other invested assets), preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers communicate on any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency swaps, interest rate swaps, equity options and equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. The Company values certain derivatives that are designated as cash flow hedges in the same manner as the hedged item, which are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of investments in mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

The fair value of assets in the Separate Accounts in Level 2 consists of bonds based on the valuation methods described above. The fair value of assets in the Separate Accounts in Level 3 consists of bonds based on valuation methods described above and mortgage loans based on the valuation method described below.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the NAV obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, precious metals, real estate, derivatives, privately held companies and private partnerships. The redemption frequency can be daily, monthly, quarterly, semi-annually or annually. The remaining lockup period ranges from zero to 35 months as of December 31, 2024. There are no unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2024.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

					Total Gains or (Losses)
	January 1,	Transfers Into	Transfers Out		Included in	Included in				December 31,
	2024	Level 3 (1)	of Level 3 (1)		Net Income	Surplus	Purchases	Sales	Settlements	2024
	(In Millions)
Bonds
Issuer obligations	$7	$26 (2)	($7)	(2)		($2)	$1		$2	$27
Preferred stocks
Industrial and misc	1									1
Common stocks
Industrial and misc	65				$4		52	($42)		79
Derivatives, net	2,076				1,186	140	1,531	(1)	(2,143)	2,789
Other invested assets	169					2	30		(3)	198
Total	$2,318	$26	($7)		$1,190	$140	$1,614	($43)	($2,144)	$3,094

					Total Gains or (Losses)
	January 1,	Transfers Into	Transfers Out		Included in	Included in				December 31,
	2023	Level 3 (1)	of Level 3 (1)		Net Loss	Surplus	Purchases	Sales	Settlements	2023
	(In Millions)
Bonds
Issuer obligations	$14	$17 (2)	($19)	(3)		($1)			($4)	$7
LBASS	4		(4)	(2)						—
Preferred stocks
Industrial and misc	4					(3)				1
Common stocks
Industrial and misc	65				$5		$56	($59)	(2)	65
Money market funds		7 (2)	(8)	(4)	1
Derivatives, net	877				727	249	1,154		(931)	2,076
Other invested assets	116				(14)	20	168	(117)	(4)	169
Total	$1,080	$24	($31)		$719	$265	$1,378	($176)	($941)	$2,318

(1) Transfers in and/or out are recognized at the end of each quarter.

(2) Transferred into/out of Level 3 due to carrying value adjustments down to fair value and reclassifications to Issuer Obligations.

(3) Transferred out of Level 3 due to changes in fair value.

(4) Transferred out of Level 3 due to changes in classification.

The admitted values and fair values of the Company's financial instruments are presented in the following table:

	December 31, 2024
							Not
							Practicable
	Fair	Admitted					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Millions)
Assets:
Bonds	$76,800	$82,251		$68,079	$8,721
Preferred stocks	1	1			1
Common stocks (1)	155	155	$76		79
Mortgage loans	18,332	19,596		16,875	1,457
Cash, cash equivalents and short-term investments	2,864	2,864	2,844	20
Contract loans	8,527	8,527			8,527
Derivatives, net	1,390	2,173	9	(1,408)	2,789
Securities lending reinvested collateral assets	1,793	1,793		1,793
Other invested assets (1)	1,027	1,076		802	225
Separate account assets	71,598	72,114	62,698	6,849	406	$1,645
Liabilities:
Liability for deposit-type contracts (2)	28,405	28,687		21,482	6,923
Separate account liability for deposit-type contracts	8	8			8

	December 31, 2023
							Not
							Practicable
	Fair	Admitted					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Millions)
Assets:
Bonds	$71,551	$76,921		$64,220	$7,331
Preferred stocks	1	1			1
Common stocks (1)	143	142	$77		66
Mortgage loans	16,238	18,648			16,238
Cash, cash equivalents and short-term investments	3,018	3,018	2,941	22	55
Contract loans	8,187	8,187			8,187
Derivatives, net	1,149	1,612	36	(962)	2,075
Securities lending reinvested collateral assets	3,096	3,096		3,096
Other invested assets (1)	1,523	1,563		1,323	200
Separate account assets	65,143	65,576	58,753	4,386	811	$1,193
Liabilities:
Liability for deposit-type contracts (2)	21,669	21,914		15,964	5,705
Separate account liability for deposit-type contracts	6	6			6

(1) Excludes investments accounted for under the equity method.

(2) Excludes deposit liabilities with no defined or contractual maturities.

The tables above exclude the following financial instruments: investment income due and accrued, derivatives collateral receivable and payable and payable for securities lending. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2024 and 2023:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS (INCLUDING SECURITIES LENDING REINVESTED COLLATERAL ASSETS)

For cash and cash equivalents with maturities of three months or less from date of purchase, their fair values approximate their book/adjusted carrying values due to their short maturities. For short-term investments with maturities of one year or less from date of purchase, excluding cash equivalents and money market mutual funds, their fair values are determined using similar valuation techniques as described above for bonds. Cash equivalents that are money market mutual funds have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. Securities lending reinvested collateral assets that are primarily reverse purchase agreements have fair values that approximate their book/adjusted carrying values due to their short maturities.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract's cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist primarily of surplus note investments held from other insurance providers and WCFIs that are NAIC rated 1 or 2. The fair values of the surplus note investments are priced by an independent pricing service as described for bonds above. The WCFIs are held at accreted book value which approximates fair value due to the short-term nature of the investment.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the fair value of liability for deposit-type contracts are: discounted cash flow methodologies using significant unobservable inputs, discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk and the use of observable inputs, such as quoted prices for identical or similar instruments from third-party pricing services. The fair value of deposit-type contracts issued at floating rates or that are short-term in nature approximate their carrying value.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rates, foreign currency, and equity risk (collectively “market risk”) and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

The following table summarizes the notional amount, net carrying value, and net fair value of the Company's derivative instruments by derivative type. Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Net Fair Value
	(In Millions)
December 31, 2024:
Equity call options	$69,335	$2,789	$2,789
Equity futures	2,135	9	9
Foreign currency swaps	8,546	157	11
Interest rate swaps	11,414	(782)	(1,419)
Total	$91,430	$2,173	$1,390

December 31, 2023:
Equity call options	$26,853	$2,077	$2,077
Equity futures	3,129	36	36
Equity total return swaps	160	(2)	(2)
Foreign currency swaps	8,807	197	136
Interest rate swaps	9,294	(696)	(1,098)
Total	$48,243	$1,612	$1,149

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

COLLATERAL

For OTC and OTC-cleared derivatives, the Company pledges and receives cash and asset collateral. Cash collateral received from counterparties was $2.3 billion and $1.5 billion as of December 31, 2024 and 2023, respectively. Cash collateral pledged to counterparties was $609 million and $344 million as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company had also accepted collateral, consisting of various securities, of $224 million and $44 million, respectively, which are held in separate custodial accounts. As of December 31, 2024 and 2023, none of this collateral had been repledged.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. Cash pledged for initial margin was $9 million and $36 million as of December 31, 2024 and 2023, respectively. Assets pledged to satisfy this requirement for initial margin were $86 million and $118 million as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company provided collateral in the form of various securities of $1.3 billion and $1.0 billion, respectively, which are included in bonds. The counterparties are permitted by contract to sell or repledge this collateral.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

The Company utilizes foreign currency interest rate swap agreements to convert floating foreign denominated liabilities to floating U.S. dollar liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.

For the years ended December 31, 2024, 2023 and 2022, $932 million, $841 million and $728 million, respectively, of option premium expense recorded in net investment income for equity options hedging indexed life insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2024, 2023 and 2022, the Company recorded $12 million, $30 million and $36 million, respectively, in unrealized capital gain resulting from derivatives that no longer qualified for hedge accounting.

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company utilizes foreign currency interest rate swap agreements to convert fixed or floating foreign denominated liabilities to U.S. dollar fixed liabilities.

The Company also utilizes interest rate swaps to hedge against reinvestment risk embedded in products with long durations. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 40 years. The Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. The Company did not have cash flow hedges that have been discontinued.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company may utilize total return swaps, exchange-traded futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates. The Company utilizes total return swaps, exchange-traded equity futures and equity call options based upon market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index. These equity call option contracts involve the exchange of an upfront premium payment for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities.

Foreign currency interest rate swap agreements are used to convert foreign-denominated assets or liabilities to U.S. dollar assets or liabilities.

The average and ending fair value of derivatives not designated as hedging instruments during and as of the periods presented are as follows:

	December 31, 2024			December 31, 2023
	Asset	Liability	Average Asset (Liability)	Asset	Liability	Average Asset (Liability)
	(In Millions)
Equity call options	$650		$554	$349		$236
Equity futures	9		30	36		44
Equity put options						1
Equity total return swaps			(1)		$2	(2)
Foreign currency swaps	352	$151	174	297	121	232
Interest rate swaps		119	(73)	29	150	(137)
Total	$1,011	$270	$684	$711	$273	$374

The following table summarizes the surplus and net realized capital gains (losses) impact from derivative instruments not designated as hedging instruments:

	Years Ended December 31,			Years Ended December 31,
	2024	2023	2022	2024	2023	2022
	Surplus			Net Realized Capital Gains (Losses)
	(In Millions)
Equity call options	$140	$250	($336)	$585	$164	$132
Equity futures	159	(163)	104	(435)	(201)	233
Equity total return swaps	2	(2)	2
Foreign currency swaps	25	(80)	94	8		128
Interest rate swaps		(1)	3	29	(8)	(1,100)
Total	$326	$4	($133)	$187	($45)	($607)

For the years ended December 31, 2024, 2023 and 2022, net losses from periodic net settlements and amortization recorded in net investment income were $322 million, $271 million and $188 million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums:

Premium Payments Due (1)
(In Millions)
Years Ending December 31:
2025	$50
2026	49
2027	123
2028	25
Total	$247

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

	December 31,
	2024	2023
	(In Millions)
Undiscounted future premium commitments	$247	$530
Equity call option fair value	649	697
Equity call option fair value excluding impact of discounted future settled premiums	649	697

DERIVATIVES DESIGNATED AS HEDGING UNDER SSAP NO. 108

The hedged obligation consists of a portion of the Company's guaranteed benefits on variable annuity contracts, including related minimum benefit guarantees that is sensitive to interest rate movement. Changes in interest rates impact the present value of future product cash flows (discount rate), as well as the value of the investments comprising the account value to be assessed against the guarantee. The hedged portion of the block is determined on a monthly basis based on the percentage of the economic liability being hedged.

Interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives, such as treasury futures, interest rate swaps, interest rate swaptions or treasury caps/floors. The Company entered into this hedging relationship effective January 1, 2022 and no changes have been made to the hedging strategy since inception. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2024.

The following table summarizes the scheduled amortization for the recognition of gains/losses and deferred assets and liabilities:

	Deferred Assets	Deferred Liabilities
	(In Millions)
Amortization Year:
2025	$49
2026	49
2027	49
2028	49
Thereafter	200
Total	$396	$—

The following table presents the rollforward of future amortization and total deferred balance:

	Years Ended December 31,
	2024	2023
	(In Millions)
Prior year total deferred balance	$214	$328
Current year amortization	(34)	(38)
Current year deferred recognition	216	(76)
Ending deferred balance	$396	$214

The following table presents the open derivative removed from SSAP No. 108 and captured in scope of SSAP No. 86:

	Years Ended December 31,
	2024	2023
	(In Millions)
Total derivative fair value change		$7
Change in fair value reflected as a deferred asset/liability under SSAP No. 108		(4)
Unrealized gain/loss recognized for derivative under SSAP No. 86	$—	$3

The following table presents the open derivative removed from SSAP No. 86 and captured in scope of SSAP No. 108:

	Years Ended December 31,
	2024	2023
	(In Millions)
Total derivative fair value change	($37)	$6
Unrealized gain/loss recognized prior to reclassification to SSAP No. 108
Fair value changes available for applicants under SSAP No. 108	($37)	$6

The Company did not have any hedging strategies no longer identified as highly effective previously captured within the scope of SSAP No. 108. The Company did not elect to terminate the hedging strategy and/or discontinue the special accounting provisions permitted within SSAP No. 108.

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of nonperformance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2024 and 2023, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2024, 2023 and 2022. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

6.	INCOME TAXES

The components of net deferred tax assets (DTAs) and deferred tax liabilities (DTLs) are as follows:

	December 31, 2024			December 31, 2023
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$1,977	$90	$2,067	$1,676	$81	$1,757
Statutory valuation allowance adjustment
Adjusted gross DTAs	1,977	90	2,067	1,676	81	1,757
Nonadmitted DTAs	205		205	337		337
Net admitted DTAs	1,772	90	1,862	1,339	81	1,420
DTLs	139	714	853	125	549	674
Net admitted DTAs (DTLs)	$1,633	($624)	$1,009	$1,214	($468)	$746

				Change during 2024
				Ordinary	Capital	Total
				(In Millions)
Gross DTAs				$301	$9	$310
Statutory valuation allowance adjustment
Adjusted gross DTAs				301	9	310
Nonadmitted DTAs				(132)		(132)
Net admitted DTAs				433	9	442
DTLs				14	165	179
Net admitted DTAs (DTLs)				$419	($156)	$263

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2024			December 31, 2023
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross DTAs expected to be realized after application of the threshold limitation	$1,009		$1,009	$746		$746
Adjusted gross DTAs expected to be realized following the balance sheet date	1,009		1,009	746		746
Adjusted gross DTAs allowed per limitation threshold			1,670			1,656
Adjusted gross DTAs offset by gross DTLs	139	$714	853	125	$549	674
DTAs admitted as the result of application of SSAP No. 101	$1,148	$714	$1,862	$871	$549	$1,420

				Change during 2024
				Ordinary	Capital	Total
				(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks				$—		$—
Adjusted gross DTAs expected to be realized after application of the threshold limitation				263		263
Adjusted gross DTAs expected to be realized following the balance sheet date				263		263
Adjusted gross DTAs allowed per limitation threshold						14
Adjusted gross DTAs offset by gross DTLs				14	$165	179
DTAs admitted as the result of application of SSAP No. 101				$277	$165	$442

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows:

	December 31,
	2024	2023
	($ In Millions)
Ratio percentage	1,007%	1,017%
Amount of adjusted capital and surplus	$11,134	$11,037

As of December 31, 2024 and 2023, there was no impact on adjusted gross and net admitted DTAs due to tax planning strategies. The Company's tax planning strategies did not include the use of reinsurance.

Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2024	2023	2022	2024-2023	2023-2022
	(In Millions)
Federal income tax expense (benefit)	$79	($26)	$9	$105	($35)
Federal income taxes on net capital gains (loss)	(8)	57	22	(65)	35
Other		5		(5)	5
Total	$71	$36	$31	$35	$5

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2024	2023	Change
	(In Millions)
DTAs:
Ordinary:
Policyholder reserves	$899	$753	$146
Deferred acquisition costs	600	549	51
Tax credit carryforward	344	255	89
Compensation and benefits accrual	75	74	1
Fixed assets	45	32	13
Policyholder dividend accruals	2	2
Other	12	11	1
Total	1,977	1,676	301
Statutory valuation allowance adjustment
Nonadmitted DTAs	205	337	(132)
Admitted ordinary DTAs	1,772	1,339	433

Capital:
Investments	90	81	9
Net admitted DTAs	1,862	1,420	442

DTLs:
Ordinary:
Investments	133	118	15
Other	6	7	(1)
Total	139	125	14

Capital:
Investments	714	549	165

DTLs	853	674	179

Net admitted DTAs	$1,009	$746	$263

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2024	2023	Change
	(In Millions)
Total DTAs	$2,067	$1,756	$311
Total DTLs	853	674	179
Net DTA	$1,214	$1,082	132
Excluding tax effect of unrealized gains (losses)			15
Change in net deferred income tax			147
Tax credits not reflected in change in net deferred income tax			(89)
Change in net operating deferred income tax			$58

Federal income tax expense (benefit) is different from that which would be incurred by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Provision computed at statutory rate	$31	$1	$11
Tax impact from affiliates	22	(3)	19
Tax impact from surplus activities	24	(20)	(13)
Foreign tax reclaims		5
Prior year tax adjustments	(10)	(8)
Tax credits	(19)	(18)	(17)
Taxes allocated under tax sharing agreement	(16)	(19)	(23)
Dividend received deduction	(29)	(26)	(31)
Tax impact from derivative gains from surplus	49	46	(112)
Interest accrual	(25)
Other	(14)	(16)	(7)
Total statutory income tax	$13	($58)	($173)

Federal income taxes incurred	$71	$36	$31
Change in net deferred income taxes	(58)	(94)	(204)
Total statutory income tax	$13	($58)	($173)

The Company had no net operating loss carry-forwards available for tax purposes. The Company has $344 million of tax credit carry-forwards that originated in 2023 and 2024 and will expire in 2043 and 2044. The Company had no Alternative Minimum Tax credit carry-forward. The Company had no adjustments of DTAs and DTLs for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs. The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

	Ordinary	Capital
	(In Millions)
2024 estimated
2023		$41
2022		29

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2024.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2022. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

The Inflation Reduction Act enacted on August 16, 2022 is effective January 1, 2023 and imposes a 15% CAMT on corporations with three-year average adjusted financial statement income over $1.0 billion. The CAMT is payable to the extent the CAMT liability exceeds the regular corporate income tax liability; however, any CAMT paid would be available as a credit with indefinite carryover that could reduce future regular tax in excess of CAMT.

Following the guidance of Statutory Accounting Principles Working Group INT 23-03, the Company has determined that it is an applicable reporting entity starting in 2024. CAMT has not been recognized on the financial statements - statutory basis for the year ended December 31, 2024, since the Company's regular tax liability exceeds its CAMT liability.

7.	BORROWED MONEY

The Company maintains a commercial paper program with available borrowings up to $1.0 billion as of December 31, 2024 and 2023. There was no commercial paper debt outstanding as of December 31, 2024 and 2023. The Company maintains a $1.0 billion senior revolving credit facility available to both borrowers (the Company and Pacific LifeCorp) up to the full commitment amount with a maturity date of June 2026. This facility serves as a back-up line of credit to the commercial paper program. Interest is at variable rates. This facility had no debt outstanding as of December 31, 2024 and 2023. The revolving credit facility has certain debt covenants and the Company was in compliance with those debt covenants as of December 31, 2024.

The Company maintains a reverse repurchase line of credit with an unaffiliated financial institution. There was no debt outstanding in connection with this line of credit as of December 31, 2024 and 2023.

The Company is a member of the Federal Home Loan Bank (FHLB) of Topeka. The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements, debt covenant restrictions and insurance laws and regulations. The Company's estimated maximum borrowing capacity (after taking into account required collateralization levels) was $7.8 billion and $6.0 billion as of December 31, 2024 and 2023, respectively. However, asset eligibility determination is subject to the FHLB's discretion and to the availability of qualifying assets at the Company. The Company received advances under short-term debt arrangements to provide for additional liquidity, which were accounted for as borrowed money under SSAP No. 15, Debt and Holding Company Obligations. There was no debt outstanding with the FHLB as of December 31, 2024 and 2023.

Through its membership, the Company has issued funding agreements to the FHLB in exchange for cash advances. The Company uses these funds in an investment spread strategy, consistent with its other investment spread business. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. The funding agreement liabilities are included in liability for deposit-type contracts.

The collateral pledged to the FHLB is as follows:

	December 31, 2024			December 31, 2023
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Millions)
General Account: (1)
Total collateral pledged	$10,930	$11,609	$1,690	$8,193	$9,271	$1,424
Maximum collateral pledged	10,930	11,609	1,690	8,193	9,271	1,424

(1)   In 2023, the Company entered into a Subsidiary Collateral and Security Agreement with PAH to pledge certain affiliate collateral to the FHLB on behalf of the Company.

The amount borrowed from the FHLB is as follows:

	December 31, 2024		December 31, 2023
	General Account	Funding Agreement Reserves Established	General Account	Funding Agreement Reserves Established
	(In Millions)
Funding agreements	$1,690	$1,696	$1,424	$1,429
Total	$1,690	$1,696	$1,424	$1,429

The maximum borrowing from FHLB is as follows:

	General Account
	Years Ended December 31,
	2024	2023
	(In Millions)
Debt	$100	$540
Funding agreements	1,890	1,457
Total	$1,990	$1,997

The Company's debt borrowings from FHLB are not subject to prepayment obligations. The Company's funding agreements with the FHLB are subject to prepayment obligations.

The Company is required to purchase stock in FHLB of Topeka each time it receives an advance. As of December 31, 2024 and 2023, the Company held $78 million and $66 million, respectively, of restricted FHLB of Topeka stock, primarily consisting of membership Class B stock, which is recorded in common stock. None of the membership stock is eligible for redemption.

8.	CAPITAL AND SURPLUS

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2024 statutory results, the Company could pay up to $756 million in dividends in 2025 to Pacific LifeCorp, without prior approval by the NE DOI, subject to the notification requirement. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the years ended December 31, 2024, 2023 and 2022.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains, net, as of December 31, 2024 and 2023 was $1.2 billion and $682 million, respectively.

SPECIAL SURPLUS ADJUSTMENTS

During the year ended December 31, 2024, significant changes in the balance of special surplus funds from the prior year are due to admittance of negative IMR and unrealized gain/(loss) from derivatives under SSAP 108. There were no significant changes in the balance of special surplus funds for the years ended December 31, 2023 and 2022.

SURPLUS NOTES

The carrying values of surplus notes are shown below:

	December 31,
	2024	2023
	(In Millions)
2009 Surplus Notes	$300	$300
2013 Surplus Note	406	406
2017 Surplus Notes	749	749
Total	$1,455	$1,455

In December 2023, with the approval of the NE DOI, the Company repaid the full $134 million of the 1993 Surplus Notes.

2009 Surplus Notes:

In June 2009, the Company issued $1.0 billion of surplus notes at a fixed interest rate of 9.25%, maturing in June 2039 (2009 Surplus Notes). Interest is payable semiannually on June 15 and December 15. Total interest and principal paid on a cumulative basis was and $1.1 billion and $700 million, respectively, as of December 31, 2024. Interest paid on the 2009 Surplus Notes amounted to $28 million, $28 million and $63 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is included in net investment income. During the years ended December 31, 2024 and 2023, no principal was paid. In September 2022, with the approval of the Director of the NE DOI, the Company repurchased and retired $85 million of the 2009 Surplus Notes. The Company may redeem all or a portion of the 2009 Surplus Notes at its option, subject to the prior approval of the Director of the NE DOI for such optional redemption. The 2009 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Each payment of interest on and the repayment of principal of the 2009 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the LIBOR. During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2024, total unamortized gains were $80 million. Amortization totaled $3 million for the years ended December 31, 2024, 2023 and 2022.

The 2009 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Goldman Sachs & Co., UBS Investment Bank and Wachovia Securities. U.S. Bank has been appointed as fiscal agent to act as registrar, principal paying agent and transfer agent with respect to the 2009 Surplus Notes. The 2009 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time.

2013 Surplus Note:

In January 2013, the Company issued a $500 million, 30-year surplus note to its parent, Pacific LifeCorp, at a fixed interest rate of 5.125%, with semi-annual interest payments due January 25 and July 25, maturing in January 2043 (2013 Surplus Note). Each payment of interest on and the repayment of principal of the 2013 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2013 Surplus Note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Total interest and principal paid on a cumulative basis was $263 million and $90 million, respectively, as of December 31, 2024. Interest paid on the 2013 Surplus Note amounted to $21 million, $21 million and $20 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is included in net investment income. There was no principal paid during the years ended December 31, 2024, 2023 and 2022.

2017 Surplus Notes:

In October 2017, with the approval of the Director of the NE DOI, the Company issued $750 million of 4.3% surplus notes maturing in October 2067 (2017 Surplus Notes). The 2017 Surplus Notes accrue interest at a fixed rate of 4.3% through October 23, 2047, and thereafter until maturity at a floating rate equal to the three-month LIBOR for deposits in U.S. dollars plus 2.796%. The loan agreement contains fallback language in the event LIBOR becomes unavailable. Interest is payable semiannually on April 24 and October 24 until and including October of 2047, and thereafter quarterly on January 24, April 24, July 24 and October 24 of each year, commencing on January 24, 2048. Total interest and principal paid on a cumulative basis was $226 million and zero, respectively, as of December 31, 2024. Interest paid on the 2017 Surplus Notes amounted to $32 million for the years ended December 31, 2024, 2023 and 2022, and is included in net investment income. There was no principal paid during the years ended December 31, 2024, 2023 and 2022.

The 2017 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Barclays, Citigroup, Credit Suisse, Wells Fargo Securities and Goldman Sachs & Co. LLC. The Company may redeem all or a portion of the 2017 Surplus Notes at its option any time on or after October 2047 at the redemption price described under the terms of the 2017 Surplus Notes subject to the prior approval of the Director of the NE DOI for such optional redemption. Each payment of interest on and the repayment of principal of the 2017 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2017 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time. The 2017 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.

9.	REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks, and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers, or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded in the statements of operations - statutory basis relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. The amounts included in revenue adjustments on reinsurance ceded primarily represent ceded current and future policy benefits, net investment income, and net realized capital gains (losses) less tax related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2024, 2023 and 2022, premiums assumed were ($9) million, $1.0 billion and $1.2 billion, and premiums ceded were $3.3 billion, $12.7 billion and $2.6 billion, respectively. As of December 31, 2024 and 2023, reserve credits recorded on ceded reinsurance were $19.0 billion and $17.1 billion, respectively.

Amounts recoverable from reinsurers on paid losses, included in other assets, were $305 million and $355 million as of December 31, 2024 and 2023, respectively. Reinsurance recoveries for unpaid losses, included in other liabilities, totaled $370 million and $334 million as of December 31, 2024 and 2023, respectively.

The Company had ceded and assumed reinsurance contracts in place with Scottish Re (U.S.), Inc. (Scottish Re), a reinsurer whose financial stability deteriorated. In March 2019, Scottish Re's domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. In July 2023, the court granted a liquidation order for Scottish Re, which terminated the reinsurance contracts as of September 30, 2023. For the year ended December 31, 2024 and 2023, the Company wrote off zero and $39 million of claims incurred and zero and $3 million of other for uncollectible reinsurance, respectively, from Scottish Re. The impairment was reported in the statements of operations - statutory basis and was reclassified from a change in nonadmitted assets on the statements of capital and surplus - statutory basis. Therefore, there was no impact on total capital and surplus as of December 31, 2024 and 2023. As of December 31, 2024, timing of expected settlements of the reinsurance recoverables is not certain. The Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company's financial statements - statutory basis as of December 31, 2024.

Scottish Re's reinsurance recoverable amounts from paid claims incurred prior to the reinsurance contract cancellation and which are not in dispute were $15 million and $14 million as of December 31, 2024 and 2023, respectively, and are reported in other assets. Total amounts recoverable from Scottish Re's estate for claims incurred before the reinsurance contract cancellation and other amounts expected to be recovered were $1 million and $9 million, respectively, as of December 31, 2024 and $2 million and $10 million, respectively, as of December 31, 2023, and were nonadmitted. The net amount owed to Scottish Re’s estate was $46 million and $53 million as of December 31, 2024 and 2023, respectively, consisting of $61 million of contract claims reported in other liabilities and $15 million of uncollected premiums reported in other assets as of December 31, 2024 and $62 million of contract claims reported in other liabilities and $9 million of uncollected premiums reported in other assets as of December 31, 2023.

As part of a strategic alliance, the Company reinsures risks associated with policies written by an independent producer group primarily through modified coinsurance arrangements with this producer group's reinsurance company. Premiums ceded to this producer group amounted to $474 million, $423 million and $423 million for the years ended December 31, 2024, 2023 and 2022, respectively. Direct premiums written or produced by this producer group amounted to $497 million, $409 million and $319 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $2.7 billion and $2.3 billion as of December 31, 2024 and 2023, respectively.

In September 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company, effective December 31, 2023. The reinsurance will be on a coinsurance basis in respect of the Coinsurance Benefits under the Coinsured Policies and on a Yearly Renewable Term (YRT) basis in respect of the YRT Benefits under the YRT Reinsured Policies. The amount of reserve credits taken for new agreements or amendments to existing agreements, which included policies or contracts that were in force or which had existing reserves established by the Company, was $12.2 billion and $11.3 billion as of December 31, 2024 and 2023, respectively.

The Company entered into a YRT reinsurance agreement with Swiss Re effective January 1, 2023, through which the Company cedes mortality risk on a certain block of permanent business.

Effective April 2023, the Company entered into an agreement with Security Life of Denver Insurance Company to recapture two coinsurance/YRT agreements ceding varying amounts of mortality risk related to specific life business. The coinsurance/YRT reserves recaptured were $354 million, reported in current and future policy benefits, and the assets received were $215 million, reported in premiums and annuity considerations.

CEDED AFFILIATED REINSURANCE

The Company cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party excess of loss reinsurance agreement or note facilities. As of December 31, 2024 and 2023, the Company’s total statutory reserve credit was $3.9 billion and $3.6 billion, respectively, which was partially supported by third-party excess of loss reinsurance agreement and note facilities.

The Company utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Polices” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s universal life products with flexible duration no lapse guarantee rider (FDNLGR) benefits. PAR Vermont and PBRC are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation. PAR Vermont and PBRC are wholly-owned subsidiaries of the Company and accredited authorized reinsurers in Nebraska. The Company cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at the Company.

The reinsurance agreement with PBRC is subject to the requirements of NAIC Actuarial Guideline 48. The reinsurance agreement was effective January 1, 2015 and covers certain level term insurance policies and the FDNLGR benefits on certain covered policies issued from January 1, 2015 through December 31, 2019. For this reinsurance agreement, funds consisting of certain defined assets (Primary Security) in an amount at least equal to the minimum amount required of Primary Security are held by the Company as security under the reinsurance agreement on a funds withheld basis. Funds consisting of other security in an amount at least equal to the portion of the statutory reserves, as to which Primary Security is not held, are held in a trust on behalf of the Company as security under the reinsurance agreement.

The Company has reinsurance agreements with RGBM, a wholly-owned, indirect subsidiary of Pacific LifeCorp domiciled in Bermuda, through which the Company retrocedes statutory reserves for a majority of the underlying YRT treaties on a 100% coinsurance basis to RGBM.

Effective September 2024, the Company entered into a coinsurance with funds withheld agreement to cede certain group annuities to RGBM, recognized as a Reciprocal Jurisdiction Reinsurer in Nebraska. As of December 31, 2024, the Company recognized a reserve credit of $1.0 billion. The transaction generated a gain, net of tax, of $134 million which was reported in unassigned surplus and will be recognized in future periods as earnings emerge from the business reinsured in accordance with NAIC SAP Appendix A-791.

The Company has assumed reinsurance agreements with affiliated reinsurer Pacific Life Re International Limited UK Branch (RIBM UK) through which the Company provides two longevity reinsurance solutions associated with individual annuities and pension schemes. Reserves assumed through this agreement totaled $2.0 billion and $2.7 billion as of December 31, 2024 and 2023, respectively.

Effective January 2024, an amendment was made to the existing in-force longevity treaties between the Company and RIBM UK. The Company increased the quota share assumed under the treaties and paid a ceding commission of $221 million to RIBM UK due to this transaction.

In December 2024, a retrocession treaty between the Company and RIBM UK was terminated. As of December 31, 2024, the Company derecognized $568 million of reserves and recognized a gain, net of tax, of $5 million.

During 2024, RIBM UK terminated certain assumed longevity reinsurance agreements in exchange for cash consideration of $81 million. This consideration was retroceded fully to the Company as part of the retrocession arrangement between RIBM UK and the Company.

The Company has issued policies that have been reinsured by Union Hamilton Reinsurance, Ltd., a Bermuda based subsidiary, which is wholly-owned by Wells Fargo & Company. Wells Fargo & Company provides a broad range of retail banking and brokerage, asset and wealth management, and corporate and investment banking products and services.

10.	EMPLOYEE BENEFIT PLANS

PENSION PLAN

The Company maintains a Supplemental Executive Retirement Plan (SERP) for certain eligible employees. The SERP is a non-qualified defined benefit plan. As of December 31, 2024 and 2023, the benefit obligation and total liability recognized were $80 million. The accrued benefit costs were $63 million and $64 million and the liability for pension benefits was $17 million and $16 million as of December 31, 2024 and 2023, respectively. The fair value of plan assets as of December 31, 2024 and 2023 was zero. Total net periodic benefit cost was $8 million, $14 million and $8 million for the years ended December 31, 2024, 2023 and 2022, respectively. Amounts in unassigned funds (surplus) that have not yet been recognized as components of net period benefit cost consisted of net prior service cost of $1 million and net recognized gains of $16 million as of December 31, 2024 and 2023.

Weighted average assumptions are as follows:

	Years Ended December 31,
Net Periodic Benefit Costs:	2024	2023	2022
Weighted average discount rate	5.65%	5.30%	2.55%
Interest crediting rates /Pre-1994 Retiree Reimbursement Agreement (RRA) subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.00%	5.00%	2.75%

	December 31,
	2024	2023
Projected Benefit Obligations:
Weighted average discount rate	5.10%	5.65%
Interest crediting rates/Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.20%	5.45%

The following estimated future payments, which reflect expected future service, as appropriate, are expected to be paid for the pension and postretirement plans:

Amount
(In Millions)
Years Ending December 31:
2025	$7
2026	7
2027	8
2028	9
2029	9
2030 through 2034	44

POSTRETIREMENT BENEFIT PLAN

The Company provides a postretirement defined benefit health care reimbursement plan (the Plan) that provides benefits for eligible retirees and their dependents. As of December 31, 2024 and 2023, the benefit obligation and total liability recognized were $4 million and $3 million, respectively. The accrued benefit costs were $5 million and $5 million and the liability (asset) for pension benefits was $(1) million and $(2) million as of December 31, 2024 and 2023, respectively. The fair value of the plan assets as of December 31, 2024 and 2023 was zero. The Company reserves the right to modify or terminate the Plan at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

RETIREMENT INCENTIVE SAVINGS PLAN

The Company provides a Retirement Incentive Savings Plan (RISP) covering all eligible employees. The Company’s RISP matches 100% of each employee’s contribution, up to a maximum of 5% of eligible employee compensation. The Company’s match plus other contributions made by the Company to the RISP amounted to $58 million, $51 million and $47 million for the years ended December 31, 2024, 2023 and 2022, respectively.

OTHER PLANS

The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined quarterly. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts. As of December 31, 2024 and 2023, the deferred amounts were $175 million and $166 million, respectively. The plan was credited $13 million, $11 million and $9 million for the years ended December 31, 2024, 2023 and 2022, respectively.

11.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS AND CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

For whole life and term life policies with flat extra premium, the reserve consists of the regular standard reserve plus 50% of such extra premium. For whole life policies with a substandard rating, the reserve consists of the regular standard reserve plus an extra reserve based on an appropriate multiple of the valuation mortality table. For other policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2024 and 2023, the Company had $12.0 billion and $15.6 billion, respectively, of insurance in force for which gross premiums are less than the net premiums according to the valuation standard set by the State of Nebraska.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes, which include the changes in separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, changes in CRVM expense allowances, changes in additional actuarial reserves for AGXXXVIII, and impact of valuation system conversion, are as follows:

	December 31,
	2024	2023
	(In Millions)
Ordinary
Life insurance	$111	$426
Individual annuities	(4)	10
Supplementary contracts
Group
Life insurance
Annuities	(25)	98
Total	$82	$534

As of December 31, 2024 and 2023, there were $21 million and $14 million, respectively, in aggregate reserves for accident and health contracts. There were no significant changes in methodology or assumptions of the reserves during the years ended December 31, 2024 and 2023.

12.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:	December 31, 2024
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$16,182		$16,182	19%
At book value less current surrender charge of 5% or more (1)	7,795		7,795	9%
At fair value		$48,788	48,788	56%
Total with market value adjustment or at fair value	23,977	48,788	72,765	84%
At book value without adjustment	7,493		7,493	8%
Not subject to discretionary withdrawal	6,886	2	6,888	8%
Total (gross: direct + assumed)	38,356	48,790	87,146	100%
Reinsurance ceded	1,663		1,663
Total (net)	$36,693	$48,790	$85,483

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$2,616		$2,616

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:	December 31, 2024
	General	Separate Account		% of
	Account	With Guarantees	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment
Not subject to discretionary withdrawal	$7,003	$8,654	$15,657	100%
Total (gross: direct + assumed)	7,003	8,654	15,657	100%
Reinsurance ceded	1,026		1,026
Total (net)	$5,977	$8,654	$14,631

Deposit-type Contracts:	December 31, 2024
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$180		$180	1%
At fair value		$8	8
Total with market value adjustment or at fair value	180	8	188	1%
At book value without adjustment	4,304		4,304	15%
Not subject to discretionary withdrawal	24,313		24,313	84%
Total (gross: direct + assumed)	28,797	8	28,805	100%
Reinsurance ceded
Total (net)	$28,797	$8	$28,805

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2024
	General	Separate Account	Separate Account		% of
	Account	With Guarantees	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$16,362			$16,362	12%
At book value less current surrender charge of 5% or more (1)	7,795			7,795	6%
At fair value			$48,796	48,796	37%
Total with market value adjustment or at fair value	24,157		48,796	72,953	55%
At book value without adjustment	11,797			11,797	9%
Not subject to discretionary withdrawal	38,202	$8,654	2	46,858	36%
Total (gross: direct + assumed)	74,156	8,654	48,798	131,608	100%
Reinsurance ceded	2,689			2,689
Total (net)	$71,467	$8,654	$48,798	$128,919

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2023
	General	Separate Account	Separate Account		% of
	Account	With Guarantees	Nonguaranteed	Total	Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$17,543			$17,543	14%
At book value less current surrender charge of 5% or more (1)	2,092			2,092	2%
At fair value			$46,801	46,801	39%
Total with market value adjustment or at fair value	19,635		46,801	66,436	55%
At book value without adjustment	14,220			14,220	12%
Not subject to discretionary withdrawal	32,803	$6,432	2	39,237	33%
Total (gross: direct + assumed)	66,658	6,432	46,803	119,893	100%
Reinsurance ceded	1,766			1,766
Total (net)	$64,892	$6,432	$46,803	$118,127

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company's Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the NE DOI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2024	2023
	(In Millions)
Annual Statement:
Annuities	$42,664	$42,884
Supplementary contracts with life contingencies	6	3
Deposit-type contracts and funding agreements	28,797	22,005
Subtotal	71,467	64,892

Separate Accounts Annual Statement:
Annuities	57,444	53,229
Other contract deposit funds	8	6
Subtotal	57,452	53,235

Total	$128,919	$118,127

13.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves:

	December 31, 2024
	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,565	$3,025	$3,069
Universal life with secondary guarantees	5,500	5,449	8,634
Indexed universal life	184	138	150
Indexed universal life with secondary guarantees	18,504	16,547	18,308
Other permanent cash value life insurance	9,208	10,006	10,319
Variable universal life	3,649	3,609	3,795	$14,268	$14,053	$14,045
Miscellaneous reserves			1

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,475
Accidental death benefits
Disability - active lives (1)			32
Disability - disabled lives			20
Miscellaneous reserves			899
Total (direct + assumed)	39,610	38,774	46,702	14,268	14,053	14,045
Reinsurance ceded			16,357
Total (net)	$39,610	$38,774	$30,345	$14,268	$14,053	$14,045

	December 31, 2023
	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,687	$3,160	$3,258
Universal life with secondary guarantees	5,567	5,524	8,586
Indexed universal life	128	86	108
Indexed universal life with secondary guarantees	16,244	14,715	16,015
Other permanent cash value life insurance	9,672	10,451	10,792
Variable universal life	3,666	3,630	3,796	$11,984	$11,817	$11,811
Miscellaneous reserves	1	1	2

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,282
Disability - active lives (1)			13
Disability - disabled lives			16
Miscellaneous reserves			867
Total (direct + assumed)	37,965	37,567	44,735	11,984	11,817	11,811
Reinsurance ceded			15,290
Total (net)	$37,965	$37,567	$29,445	$11,984	$11,817	$11,811

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health in the Company's Annual Statement and related Separate Accounts Annual Statement:

	December 31,
	2024	2023
	(In Millions)
Annual Statement:
Life insurance section	$29,297	$28,357
Disability - active lives section	600	663
Disability - disabled lives section	16	11
Miscellaneous reserves section	432	414
Subtotal	30,345	29,445

Separate Accounts Annual Statement:
Life insurance section	14,045	11,811
Total	$44,390	$41,256

14.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2024		December 31, 2023
		Net of		Net of
	Gross	Loading	Gross	Loading
	(In Millions)
Ordinary new business	($2)	($36)	$2	($27)
Ordinary renewal	95	87	110	107
Group annuity	54	54	51	51
Total	$147	$105	$163	$131

15.	ELECTRONIC DATA PROCESSING EQUIPMENT AND SOFTWARE

Electronic data processing (EDP) equipment and non-operating software are carried at cost less accumulated depreciation and amortization and are included in other assets. The net amount of all non-operating software is nonadmitted. Depreciation and amortization expense is computed using the straight-line method over the lesser of the estimated useful life or three years for EDP equipment and five years for non-operating software. Costs incurred for the development of internal use non-operating software are capitalized and amortized using the straight-line method over the lesser of the estimated useful life or five years. Depreciation and amortization expense related to EDP equipment and non-operating software amounted to $30 million, $25 million and $24 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Net admitted EDP equipment and non-operating software consist of the following:

	December 31,
	2024	2023
	(In Millions)
EDP equipment	$39	$37
Non-operating system software	367	348
Total	406	385
Accumulated depreciation and amortization	236	244
Net	170	141
Nonadmitted	164	131
Net admitted	$6	$10

16.	SEPARATE ACCOUNTS

The Company utilizes an insulated Separate Account to record and account for assets and liabilities related to variable annuities, variable universal life and group annuities. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders, except to the extent of the minimum guarantees made by the Company with respect to certain Separate Accounts. In addition, the Company has a non-insulated Separate Account for registered index-linked annuities.

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

As of December 31, 2024 and 2023, the Company’s Separate Accounts Annual Statement included legally insulated assets of $72.1 billion and $65.6 billion, respectively. The assets legally insulated and not legally insulated from the General Account as of December 31, 2024 are attributed to the following products:

	Legally Insulated	Not Legally Insulated
	(In Millions)
Variable annuities	$49,643
Variable universal life	14,396
Group annuities	8,075
Total	$72,114	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 of $347 million, $355 million, $352 million, $347 million and $300 million, respectively.

For the years ended December 31, 2024, 2023, 2022, 2021 and 2020, the General Account of the Company had paid $15 million, $31 million, $35 million, $10 million and $15 million, respectively, toward the Separate Account guarantees.

For the assets not measured at fair value, the following table shows the comparison of the amortized cost to the fair value and the unrealized gain (loss) that would have been recorded if the assets had been reported at fair value:

	December 31,
	2024	2023
	(In Millions)
Assets held at amortized cost	$8,075	$5,957
Fair value	7,566	5,526
Unrecorded unrealized gain (loss)	(509)	(431)

Information regarding the Separate Accounts of the Company is as follows:

	Separate Accounts with Guarantees				Separate Accounts with Guarantees
	Nonindexed Guarantee				Nonindexed Guarantee
	4% or Less	More than 4%	Without Guarantees	Total	4% or Less	More than 4%	Without Guarantees	Total
	Year Ended December 31, 2024				Year Ended December 31, 2023
	(In Millions)
Premiums, considerations or deposits		$2,375	$5,260	$7,635	($4)	$2,064	$3,827	$5,886

	December 31, 2024				December 31, 2023
Reserves for accounts with assets at:	(In Millions)
Fair value			$62,843	$62,843			$58,613	$58,613
Amortized cost	$3,009	$5,645		8,654	$3,204	$3,228		6,432
Total	$3,009	$5,645	$62,843	$71,497	$3,204	$3,228	$58,613	$65,045

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value			$62,841	$62,841			$58,611	$58,611
Not subject to discretionary withdrawal	$3,009	$5,645	2	8,656	$3,204	$3,228	2	6,434
Total	$3,009	$5,645	$62,843	$71,497	$3,204	$3,228	$58,613	$65,045

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$7,632	$5,884	$5,507
Transfers from separate accounts	7,938	5,928	5,307
Net transfers from separate accounts	(306)	(44)	200
Reconciling adjustments:
Net lag gain (loss) for annuities in general account only	2	(1)	(1)

Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	($304)	($45)	$199

17.	COMMITMENTS AND CONTINGENCIES

As of December 31, 2024, the Company had $3.1 billion and $8 million of outstanding mortgage loan commitments in the General Account and Separate Account, respectively, which were primarily advances available for construction loans. Construction loan advances are made during the term of the construction loan as the borrower meets certain loan advance requirements.

As of December 31, 2024, the Company had $5.8 billion of commitments to fund investments in SCA entities, joint ventures, partnerships or limited liability companies.

As of December 31, 2024, the Company had $1.5 billion and $25 million of outstanding contractual obligations to acquire private placement securities for the General Account and Separate Account, respectively.

The Company has an agreement with PL&A to lend up to $100 million at a variable interest rate. There was no amount outstanding as of December 31, 2024. The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company's admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $1.0 billion including any outstanding loans under other affiliate lending agreements. The amount outstanding under the facility was $200 million at an interest rate of 4.71% as of December 31, 2024 and zero as of December 31, 2023.

In connection with the operations of certain subsidiaries, Pacific Life has made commitments to provide for additional capital funding as may be required. In connection with the operations of PSD, the Company made capital contributions to PSD of zero, zero and $19 million for the years ended December 31, 2024, 2023 and 2022, respectively. In connection with the operations of PLFA, the Company and PL&A are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2024, 2023 and 2022.

The Company has operating leases for office space and equipment of its primary operating centers in Newport Beach, California, Omaha, Nebraska and for its various field offices, which in most, but not all cases, are noncancelable. Rental expense, which is included in operating expenses, in connection with these leases was $15 million, $12 million and $12 million for the years ended December 31, 2024, 2023 and 2022, respectively. Aggregate minimum future commitments are as follows:

Amount
(In Millions)
Year Ending December 31:
2025	$8
2026	7
2027	7
2028	5
2029 and thereafter	8
Total	$35

Certain rental commitments have renewal options extending through the year 2028. Some of these renewals are subject to adjustments in future periods.

The Company entered into agreements with Pacific Life Re (Australia) Pty Limited (PLRA), RIBM and RGBM, all such entities being wholly-owned indirect subsidiaries of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRA, RIBM and RGBM, respectively. The guarantees for PLRA and RIBM are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by PLRA or RIBM and Pacific LifeCorp. PLRA, RIBM and RGBM each pay the Company a fee for their respective guarantees. Management believes that obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company's financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements - statutory basis for all probable and reasonably estimable losses for litigation claims against the Company, if any.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Rev. Rul. 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that Company liabilities related to such matters are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

The Company issues synthetic guaranteed interest contracts to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans and 529 plans. The plan uses the contract in its stable value fixed income option. The Company receives a fee for providing book value accounting for the plan’s stable value fixed income option. In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the plan the difference between book value and fair value. The Company mitigates the investment risk through pre-approval and compliance monitoring of the investment guidelines, and contractual provisions including the credited rate reset formula that reflects the actual investment and cash flow experience of the underlying plan.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2024 and 2023, the estimated liability was $9 million and $4 million, respectively. As of December 31, 2024 and 2023, the related premium tax asset was $36 million and $3 million, respectively. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

See Note 9 for discussion of other contingencies related to reinsurance.

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  S E L E C T E D  F I N A N C I A L  D A T A

A S  O F  A N D  F O R  T H E  Y E A R  E N D E D  D E C E M B E R  3 1 , 2 0 2 4

(In Millions)

Investment Income Earned
U.S. Government bonds	$6
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	3,820
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	11
Common stocks of affiliates
Mortgage loans	927
Real estate	23
Contract loans	366
Cash, cash equivalents and short-term investments	141
Derivative instruments	(1,370)
Other invested assets	398
Aggregate write-ins for investment income	(81)
Gross Investment Income	$4,241

Real Estate Owned - Book Value less Encumbrances	$70

Mortgage Loans - Book Value:
Farm mortgages	$945
Residential mortgages	851
Commercial mortgages	17,693
Mezzanine	107
Total Mortgage Loans	$19,596

Mortgage Loans By Standing - Book Value:
Good standing	$19,554
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure	$6
Foreclosure in process	$36

Other Long-Term Assets - Statement Value	$12,596
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds
Preferred stocks
Common stocks	$905

Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$6,876
Over 1 year through 5 years	28,554
Over 5 years through 10 years	22,177
Over 10 years through 20 years	11,353
Over 20 years	13,317
No maturity date
Total by Maturity	$82,277

Bonds by NAIC Designation - Statement Value:
NAIC 1	$38,205
NAIC 2	39,563
NAIC 3	3,528
NAIC 4	766
NAIC 5	138
NAIC 6	77
Total by NAIC Designation	$82,277

Total Bonds Publicly Traded	$33,963
Total Bonds Privately Traded	$48,314
Preferred Stocks - Book/Adjusted Carrying Value	$1
Common Stocks - Fair Value	$1,033
Short-term Investments - Book/Adjusted Carrying Value	$20
Options, Caps & Floors Owned - Statement Value	$2,789
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	($625)
Futures Contracts Open - Current Value	$95
Cash Equivalents	$1,499
Cash on Deposit	$1,345

Life Insurance In Force, Net of Reinsurance:
Industrial
Ordinary	$284,396
Credit Life
Group Life	$7

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$40

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$17,583
Credit Life
Group Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit	$16
Income Payable	$1
Ordinary - Involving Life Contingencies
Income Payable	$1
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$1,059
Deferred - Fully Paid Account Balance	$28,730
Deferred - Not Fully Paid - Account Balance	$48

Group
Amount of Income Payable	$1,231
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other	$1
Group
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$28,759
Dividend Accumulations - Account Balance	$22

Claim Payments 2024:
Group Accident and Health - Year Ended December 31, 2024
2024
2023
2022
2021
2020
Prior

Other Accident and Health
2024	$9
2023
2022
2021
2020
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves:
2024
2023
2022
2021
2020
Prior

Pacific Life Insurance Company

S U P P L E M E N T A L  S U M M A R Y  I N V E S T M E N T  S C H E D U L E

D E C E M B E R  3 1 , 2 0 2 4

($ In Millions)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
				Securities
				Lending
				Reinvested
				Collateral
	Amount	Percentage	Amount	Amount	Total	Percentage
Long-term bonds:
U.S. Governments	$876	0.659%	$876		$876	0.660%
All other governments	943	0.709%	943		943	0.711%
U.S. states, territories, and possessions, etc., guaranteed	102	0.077%	102		102	0.077%
U.S. political subdivisions of states, territories, and possessions, guaranteed	186	0.140%	186		186	0.140%
U.S. special revenue and special assessment obligations, etc., non-guaranteed	2,860	2.151%	2,860		2,860	2.156%
Industrial and miscellaneous	75,308	56.649%	75,308		75,308	56.782%
Hybrid securities	25	0.019%	25		25	0.019%
Unaffiliated bank loans	1,951	1.468%	1,951		1,951	1.471%
Total long-term bonds	82,251	61.872%	82,251	—	82,251	62.016%

Preferred stocks:
Industrial and miscellaneous (unaffiliated)	1	0.001%	1		1	0.001%
Total preferred stocks	1	0.001%	1	—	1	0.001%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	79	0.060%	79		79	0.060%
Parent, subsidiaries and affiliates publicly traded	27	0.021%	27		27	0.021%
Parent, subsidiaries and affiliates other	878	0.660%	600		600	0.451%
Mutual funds	49	0.036%	49		49	0.036%
Total common stocks	1,033	0.777%	755	—	755	0.568%

(Continued)

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
				Securities
				Lending
				Reinvested
				Collateral
	Amount	Percentage	Amount	Amount	Total	Percentage
Mortgage loans:
Farm mortgages	$945	0.712%	$945		$945	0.712%
Residential mortgages	851	0.640%	851		851	0.642%
Commercial mortgages	17,693	13.309%	17,693		17,693	13.340%
Mezzanine real estate loans	107	0.080%	107		107	0.081%
Total mortgage loans	19,596	14.741%	19,596	—	19,596	14.775%

Real estate:
Properties occupied by company	70	0.052%	70		70	0.053%
Total real estate	70	0.052%	70	—	70	0.053%

Cash, cash equivalents, and short-term investments:
Cash	1,345	1.012%	1,345	$15	1,360	1.025%
Cash equivalents	1,499	1.127%	1,499	1,778	3,277	2.471%
Short-term investments	20	0.015%	20		20	0.015%
Total cash, cash equivalents, and short-term investments	2,864	2.154%	2,864	1,793	4,657	3.511%

Contract loans	8,527	6.414%	8,527		8,527	6.429%
Derivatives	3,209	2.414%	3,209		3,209	2.420%
Receivables for securities **	181	0.136%	181		181	0.137%
Securities lending	1,793	1.349%	1,793
Other invested assets	13,414	10.090%	13,382		13,382	10.090%
Total invested assets	$132,939	100.000%	$132,629	$1,793	$132,629	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

**Included in Other invested assets in the Annual Statement.

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  I N V E S T M E N T  R I S K  I N T E R R O G A T O R I E S

D E C E M B E R  3 1 , 2 0 2 4

The Company's total admitted assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) were $137.1 billion as of December 31, 2024.

1.	The 10 largest exposures to a single issuer/borrower/investment are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Commercial loan (Mortgage Loan)	$604	0.4%
Pacific Life & Annuity Company (Common Stock) (Subsidiary)	600	0.4%
Commercial loan (Mortgage Loan)	584	0.4%
Commercial loan (Mortgage Loan)	550	0.4%
Commercial loan (Mortgage Loan)	541	0.4%
Commercial loan (Mortgage Loan)	483	0.4%
Commercial loan (Mortgage Loan)	456	0.3%
Commercial loan (Mortgage Loan)	440	0.3%
Commercial loan (Mortgage Loan)	414	0.3%
Commercial loan (Mortgage Loan)	407	0.3%

2.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation are as follows:

		Percentage			Percentage
		of Total			of Total
	(In Millions)	Admitted Assets		(In Millions)	Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$38,205	27.9%	NAIC 1
NAIC 2	39,563	28.9%	NAIC 2
NAIC 3	3,528	2.6%	NAIC 3
NAIC 4	766	0.6%	NAIC 4
NAIC 5	138	0.1%	NAIC 5
NAIC 6	77	0.1%	NAIC 6	$1	0.0%

3.	Assets held in foreign investments totaled $23.4 billion, which represents 17.1% of Total Admitted Assets.

a.	The aggregate foreign investment exposure categorized by NAIC sovereign designation is as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1	$11,306	8.2%
Countries designated NAIC 2	10,723	7.8%
Countries designated NAIC 3 or below	1,376	1.0%

b.	The largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1
Country: Cayman Islands	$6,407	4.7%
Country: United Kingdom (Great Britain)	3,823	2.8%
Countries designated NAIC 2
Country: Mexico	648	0.5%
Country: India	288	0.2%
Countries designated NAIC 3 or below
Country: Colombia	268	0.2%
Country: Brazil	143	0.1%

c.	The aggregate unhedged foreign currency exposure totaled $239 million, which represents 0.2% of Total Admitted Assets.

d.	The aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation is as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1	$239	0.2%

e.	The largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1
Country: Switzerland	$98	0.1%
Country: United Kingdom (Great Britain)	66	0.0%

f.	The 10 largest non-sovereign (i.e., non-governmental) foreign issues are as follows:

			Percentage
			of Total
NAIC Designation	Issuer	(In Millions)	Admitted Assets
1.G FE/2.A FE	BNP Paribas	$310	0.2%
1.G FE/2.C FE	UBS Group AG	228	0.2%
2.A FE	Barclays Bank PLC	224	0.2%
1.G FE/2.C FE	Anheuser-Busch Companies Inc	210	0.2%
1.G FE/2.A FE/2.C FE	Credit Agricole SA/London	209	0.2%
2.B FE/2.C FE	Societe Generale SA	206	0.2%
1.E FE/2.A FE/2.B FE	Groupe BPCE	199	0.1%
1.E FE/1.G FE/2.A FE	Lloyds TSB Bank Group PLC	184	0.1%
2.B PL	GIP Sharon Finco Pty Ltd	180	0.1%
1.G FE/2.A FE	HSBC Bank USA NA	178	0.1%

4.	The amount and percentage of Total Admitted Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of Total Admitted Assets.

5.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets.

6.	The amounts and percentages of Total Admitted Assets held in the largest 10 equity interests are as follows:

		Percentage
		of Total
Issuer	(In Millions)	Admitted Assets
Pacific Asset Holdings, LLC	$6,156	4.5%
Pacific Life & Annuity Co	600	0.4%
Pacific Private Equity Opportunities Fund III, L.P.	436	0.3%
Pacific Private Equity Opportunities Fund IV, L.P.	424	0.3%
Pacific Private Equity Opportunities Fund V, L.P.	303	0.2%
Pacific Private Equity Fund II-A L.P.	299	0.2%
Pacific Private Credit Fund V, L.P.	177	0.1%
Pacific Co-Invest Opportunities Fund II L.P.	175	0.1%
Pacific Private Credit Fund IV, L.P.	162	0.1%
Pacific Private Credit Fund III, L.P.	121	0.1%

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets.

a.	The 10 largest fund managers are as follows:

	Total
Fund Manager	Invested	Diversified
	(In Millions)
Aristotle	$271	$271
Avanath AH Renaissance GP LLC	139	139
Strategic Partners	108	108
Carbon VII GP LLC	106	106
Manulife Investment Management	105	105
Montana Capital Partners AG	78	78
Brookfield RE Finance Fund VI GP	76	76
Churchill Stateside	75	75
CRSEF Lux GP. S.A.R.L.	69	69
Astorg Asset Management, S.A R.L.	68	68

8.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets.

9.	The amounts and percentages of Total Admitted Assets held in mortgage loans are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties are as follows:

		Percentage
		of Total
Type (Residential, Commercial, Agricultural)	(In Millions)	Admitted Assets
Commercial loan	$550	0.4%
Commercial loan	456	0.3%
Commercial loan	407	0.3%
Commercial loan	375	0.3%
Commercial loan	360	0.3%
Commercial loan	345	0.3%
Commercial loan	335	0.2%
Commercial loan	333	0.2%
Commercial loan	333	0.2%
Commercial loan	290	0.2%

10.	The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Construction loans	$3,567	2.6%
Mortgage loans over 90 days past due	6	0.0%
Mortgage loans in the process of foreclosure	36	0.0%
Mortgage loans foreclosed	245	0.2%

11.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2024 are as follows:

		Percentage		Percentage		Percentage
		of Total		of Total		of Total
	(In Millions)	Admitted Assets	(In Millions)	Admitted Assets	(In Millions)	Admitted Assets
	Residential:		Commercial:		Agricultural:
Above 95%	$294	0.2%	$34	0.0%
91% to 95%	67	0.0%
81% to 90%	102	0.1%
71% to 80%	74	0.1%	444	0.3%
Below 70%	314	0.2%	17,322	12.6%	$945	0.7%

12.	Assets held in real estate are less than 2.5% of Total Admitted Assets.

13.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets.

14.	The amounts and percentages of Total Admitted Assets subject to the following types of agreements are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2024	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Securities lending agreements	$1,793	1.3%	$3,595	$2,180	$68

15.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors are as follows:

		Percentage		Percentage
	December 31,	of Total	December 31,	of Total
	2024	Admitted Assets	2024	Admitted Assets
	($ In Millions)
	Owned:		Written:
Hedging	$2,789	2.0%

16.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2024	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$369	0.3%	$378	$387	$391

17.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2024	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$95	0.1%	$96	$138	$116

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  R E I N S U R A N C E  D I S C L O S U R E S

D E C E M B E R  3 1 , 2 0 2 4

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2024 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2024 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.